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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Value Advantage Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 3.8%
17,431		Ainsworth Game Technology Ltd.	$46,259	0.0
9,961		ARB Corp. Ltd.	109,210	0.1
92,206		Aristocrat Leisure Ltd.	471,475	0.3
35,928		Automotive Holdings Group	118,410	0.1
14,297	L	Breville Group Ltd.	87,612	0.1
59,683		Crown Ltd.	720,679	0.4
9,454		Domino’s Pizza Enterprises Ltd.	216,666	0.1
123,034		Echo Entertainment Group Ltd.	352,593	0.2
329,616		John Fairfax Holdings Ltd.	223,102	0.1
8,889	L	Flight Centre Ltd.	332,484	0.2
11,047		G.U.D. Holdings Ltd.	65,353	0.0
51,848		G8 Education Ltd.	231,847	0.1
90,077		Harvey Norman Holdings Ltd.	285,996	0.2
17,005		Invocare Ltd.	162,918	0.1
15,318	L	JB Hi-Fi Ltd.	206,423	0.1
31,515		Kathmandu Holdings Ltd.	77,439	0.0
91,632	L	Myer Holdings Ltd.	156,845	0.1
48,172		Navitas Ltd.	210,592	0.1
5,709	@,L	News Corp.	94,226	0.1
93,344		Nine Entertainment Co. Holdings Ltd.	166,601	0.1
150,144		Pacific Brands Ltd.	63,656	0.0
14,581		Premier Investments Ltd.	131,036	0.1
7,562		REA Group Ltd.	286,042	0.2
17,280	L	Retail Food Group Ltd.	74,643	0.0
98,594		Seven West Media Ltd.	138,598	0.1
27,161		Sky Network Television Ltd.	133,341	0.1
24,543		SKYCITY Entertainment Group Ltd.	69,427	0.0
29,782		Slater & Gordon Ltd.	159,943	0.1
88,359		Southern Cross Media Group Ltd.	76,808	0.0
53,980		STW Communications Group Ltd.	56,635	0.0
21,771		Super Retail Group Ltd.	158,331	0.1
120,221		TABCORP Holdings Ltd.	380,169	0.2
226,084		Tattersall’s Ltd.	622,446	0.3
261,953	@,L	Ten Network Holdings Ltd.	54,986	0.0
35,126		Trade Me Ltd.	95,959	0.1
12,564		Village Roadshow Ltd.	77,782	0.0
20,948	L	Wotif.Com Holdings Ltd.	56,830	0.0
			6,973,362	3.8

		Consumer Staples: 7.9%
63,374	@	Asaleo Care Ltd.	105,603	0.1
21,614	L	Bega Cheese Ltd.	95,044	0.1
83,236		Coca-Cola Amatil Ltd.	638,991	0.3
264,661		Goodman Fielder Ltd.	144,827	0.1
28,773		GrainCorp Ltd.	214,953	0.1
142,337		Metcash Ltd.	327,798	0.2
22,722		Tassal Group Ltd.	73,039	0.0
101,214		Treasury Wine Estates Ltd.	374,153	0.2
180,222		Wesfarmers Ltd.	6,641,502	3.6
198,140		Woolworths Ltd.	5,933,114	3.2
			14,549,024	7.9

		Energy: 6.3%
84,787	@	Australian Worldwide Exploration Ltd.	136,022	0.1
201,372		Beach Petroleum Ltd.	248,164	0.1
21,273		Caltex Australia Ltd.	520,725	0.3
60,595	@	Drillsearch Energy Ltd.	68,437	0.0
183,488	@,L	Horizon Oil Ltd.	48,268	0.0
30,432	@,L	Karoon Gas Australia Ltd.	92,705	0.1
71,531	@	Liquefied Natural Gas Ltd.	258,522	0.1
184,305		Oil Search Ltd.	1,438,466	0.8
173,523		Origin Energy Ltd.	2,269,350	1.2
141,768	@,L	Paladin Resources Ltd.	46,971	0.0
153,686		Santos Ltd.	1,838,185	1.0
146,261	@	Senex Energy Ltd.	70,450	0.0
81,121	@	Sundance Energy Australia Ltd.	86,873	0.0
94,500	@,L	Whitehaven Coal Ltd.	141,166	0.1
111,651		Woodside Petroleum Ltd.	3,964,462	2.2
34,497		WorleyParsons Ltd.	462,135	0.3
			11,690,901	6.3

		Financials: 44.5%
39,953		Abacus Property Group	89,459	0.0
463,597		AMP Ltd.	2,211,234	1.2
65,948		Ardent Leisure Group	178,500	0.1
30,502		ASX Ltd.	956,623	0.5
434,171		Australia & New Zealand Banking Group Ltd.	11,736,586	6.4
55,331		Aveo Group	102,617	0.1
56,208		Bank of Queensland Ltd.	572,092	0.3
70,577		Bendigo Bank Ltd.	736,121	0.4
76,173		BWP Trust	159,199	0.1
374,909		CFS Retail Property Trust	654,528	0.3
88,881		Challenger Financial Services Group Ltd.	553,099	0.3
72,917	@	Chapter Hall Units Contingent	–	–
43,262		Charter Hall Group	154,723	0.1
48,194		Charter Hall Retail REIT	160,218	0.1
255,476		Commonwealth Bank of Australia	16,821,196	9.1
43,784		Cover-More Group Ltd.	83,590	0.0
202,176		Cromwell Property Group	167,881	0.1
856,109		Dexus Property Group	831,229	0.4
224,918		Federation Centres Ltd	507,417	0.3
35,062		FlexiGroup Ltd./Australia	103,217	0.1
35,000		Genworth Mortgage Insurance Australia Ltd.	104,375	0.1
242,318		Goodman Group	1,095,094	0.6
267,068		GPT Group	904,440	0.5

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
108,757	L	Henderson Group PLC	$361,153	0.2
97,255		Investa Office Fund	285,075	0.1
368,975		Insurance Australia Group	1,977,469	1.1
41,618		IOOF Holdings Ltd.	310,657	0.2
83,568		Lend Lease Corp., Ltd.	1,049,264	0.6
50,695		Macquarie Group Ltd.	2,550,943	1.4
19,890	L	Magellan Financial Group Ltd.	219,292	0.1
575,455		Mirvac Group	865,635	0.5
372,614		National Australia Bank Ltd.	10,598,486	5.7
34,793		Ozforex Group Ltd.	70,831	0.0
7,439		Perpetual Ltd.	287,091	0.2
33,737		Platinum Asset Management Ltd.	178,744	0.1
211,456		QBE Insurance Group Ltd.	2,153,424	1.2
838,963	@	Scentre Group	2,413,869	1.3
102,264	L	Shopping Centres Australasia Property Group	150,309	0.1
74,570		Steadfast Group Ltd.	97,671	0.0
363,323		Stockland	1,255,211	0.7
202,733		Suncorp Group Ltd	2,491,867	1.3
301,222		Westfield Corp.	1,962,779	1.1
489,901		Westpac Banking Corp.	13,753,215	7.5
			81,916,423	44.5

		Health Care: 5.0%
24,221		Ansell Ltd.	412,020	0.2
8,909		Cochlear Ltd.	541,788	0.3
74,783		CSL Ltd.	4,847,865	2.6
15,221		Greencross Ltd.	130,337	0.1
38,882	@	Japara Healthcare Ltd.	80,934	0.0
29,212	@,L	Mesoblast Ltd.	110,216	0.1
78,840		Primary Health Care Ltd.	301,211	0.2
20,316		Ramsay Health Care Ltd.	890,250	0.5
118,998	L	ResMed, Inc.	590,987	0.3
182,076		Sigma Pharmaceuticals Ltd.	125,700	0.1
8,587		Sirtex Medical Ltd.	164,938	0.1
62,408		Sonic Healthcare Ltd.	957,633	0.5
10,027	L	Virtus Health Ltd.	68,094	0.0
			9,221,973	5.0

		Industrials: 7.0%
62,124		ALS Ltd.	285,870	0.2
153,692		Asciano Group	812,436	0.4
339,067		Aurizon Holdings Ltd.	1,343,097	0.7
27,088		Bradken Ltd.	100,668	0.1
246,361		Brambles Ltd.	2,049,411	1.1
17,359		Cabcharge Australia Ltd.	82,831	0.0
25,402	L	Cardno Ltd.	133,911	0.1
81,323		CSR Ltd.	236,957	0.1
68,855		Downer EDI Ltd.	265,551	0.1
14,157	@	Forge Group Ltd.	–	–
47,202		GWA Group Ltd.	105,917	0.1
15,957		Leighton Holdings Ltd.	269,907	0.1
59,884		Macquarie Atlas Roads Group	150,731	0.1
8,925		McMillan Shakespeare Ltd.	80,736	0.0
56,795	L	Mermaid Marine Australia Ltd.	95,761	0.1
24,615		Mineral Resources Ltd.	186,985	0.1
14,287		Monadelphous Group Ltd.	159,568	0.1
356,922	@	Qantas Airways Ltd.	433,568	0.2
109,320		Qube Logistics Holdings Ltd.	238,793	0.1
48,927		Recall Holdings Ltd.	240,267	0.1
33,380		SAI Global Ltd.	118,495	0.1
53,118		Seek Ltd.	751,557	0.4
15,354		Seven Group Holdings Ltd.	90,760	0.1
31,954		Skilled Group Ltd.	62,856	0.0
98,756	@	Spotless Group Holdings Ltd.	156,209	0.1
345,765		Sydney Airport	1,290,928	0.7
106,865		Toll Holdings Ltd.	527,120	0.3
80,814		Transfield Services Ltd.	104,846	0.1
248,680		Transpacific Industries Group Ltd.	177,451	0.1
298,818		Transurban Group	2,017,495	1.1
26,040	L	UGL Ltd.	138,830	0.1
91,553		Veda Group Ltd.	187,267	0.1
231,429	@	Virgin Australia Holdings Ltd.	–	–
			12,896,779	7.0

		Information Technology: 0.8%
33,605	L	Carsales.com.au Ltd.	289,711	0.2
80,237		Computershare Ltd.	853,208	0.5
20,290	L	Iress Market Technology Ltd.	176,209	0.1
31,676		Technology One Ltd.	88,037	0.0
			1,407,165	0.8

		Materials: 15.9%
70,056		Adelaide Brighton Ltd.	196,811	0.1
389,571	@	Alumina Ltd.	577,019	0.3
190,141		Amcor Ltd.	1,883,374	1.0
427,582		Arrium Ltd.	136,270	0.1
138,886	L	Atlas Iron Ltd.	50,967	0.0
18,894		BC Iron Ltd.	26,666	0.0
126,784	@	Beadell Resources Ltd.	44,716	0.0
505,679		BHP Billiton Ltd.	14,904,123	8.1
85,688	@	BlueScope Steel Ltd.	405,705	0.2
120,759		Boral Ltd.	525,290	0.3
60,050		DuluxGroup Ltd.	291,871	0.2
73,223		Evolution Mining Ltd.	44,277	0.0
31,220		Fletcher Building Ltd.	213,521	0.1
268,087		Fortescue Metals Group Ltd.	814,454	0.4
65,941		Iluka Resources Ltd.	453,556	0.2
256,644		Incitec Pivot Ltd.	607,942	0.3
36,829		Independence Group NL	130,513	0.1
69,866		James Hardie Industries SE	730,956	0.4
368,923	@,L	Lynas Corp. Ltd.	25,667	0.0
33,498		Medusa Mining Ltd.	24,363	0.0
103,358		Mount Gibson Iron Ltd.	49,132	0.0

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
120,282		Newcrest Mining Ltd.	$1,105,390	0.6
90,881		Northern Star Resources Ltd	99,113	0.1
28,332		Nufarm Ltd.	122,131	0.1
58,019		Orica Ltd.	957,527	0.5
191,119		Orora Ltd.	273,962	0.2
49,576		OZ Minerals Ltd.	168,127	0.1
26,879		Pact Group Holdings Ltd.	93,052	0.1
78,872		Pan Australian Resources Ltd.	134,291	0.1
64,356	L	Regis Resources Ltd.	87,225	0.1
105,711	@	Resolute Mining Ltd.	40,918	0.0
68,664		Rio Tinto Ltd.	3,575,749	1.9
14,789		Sandfire Resources NL	75,463	0.0
26,334	L	Sims Group Ltd.	258,363	0.1
45,617	@	Sirius Resources NL	123,381	0.1
33,890		Western Areas NL	127,851	0.1
			29,379,736	15.9

		Telecommunication Services: 5.4%
24,556		iiNET Ltd.	174,721	0.1
28,412	L	M2 Telecommunications Group Ltd.	189,115	0.1
18,947		Singapore Telecommunications Ltd.	56,264	0.0
41,558		Telecom Corp. of New Zealand Ltd.	96,592	0.1
1,960,686		Telstra Corp., Ltd.	9,097,144	4.9
46,168		TPG Telecom Ltd.	276,540	0.2
			9,890,376	5.4

		Utilities: 1.7%
104,794		AGL Energy Ltd.	1,241,384	0.7
131,692		APA Group	856,750	0.4
260,417		AusNet Services	310,638	0.2
189,752		DUET Group	403,401	0.2
210,887		Spark Infrastructure Group	339,719	0.2
			3,151,892	1.7

	Total Common Stock
	(Cost $181,014,498)		181,077,631	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 2.0%
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,020,823, due 11/17/14-11/15/42)	$1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,020,000, due 10/23/14-03/01/48)	1,000,000	0.5
683,391	Goldman Sachs & Co., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $683,391, collateralized by various U.S. Government Agency Obligations, 3.000%-3.500%, Market Value plus accrued interest $697,059, due 11/01/32-11/01/42)	683,391	0.4
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.5
		3,683,391	2.0

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
192,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $192,000)	$192,000	0.1

	Total Short-Term Investments
	(Cost $3,875,391)	3,875,391	2.1

	Total Investments in Securities (Cost $184,889,889)	$184,953,022	100.4
	Liabilities in Excess of Other Assets	(652,612)	(0.4)
	Net Assets	$184,300,410	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $187,939,649.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$21,203,305
Gross Unrealized Depreciation	(24,189,932)

Net Unrealized Depreciation	$(2,986,627)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$6,973,362	$–	$6,973,362
Consumer Staples	144,827	14,404,197	–	14,549,024
Energy	–	11,690,901	–	11,690,901
Financials	–	81,916,423	–	81,916,423
Health Care	–	9,221,973	–	9,221,973
Industrials	177,451	12,719,328	–	12,896,779
Information Technology	–	1,407,165	–	1,407,165
Materials	–	29,379,736	–	29,379,736
Telecommunication Services	–	9,890,376	–	9,890,376
Utilities	–	3,151,892	–	3,151,892
Total Common Stock	322,278	180,755,353	–	181,077,631

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Short-Term Investments	$192,000	$3,683,391	$–	$3,875,391
Total Investments, at fair value	$514,278	$184,438,744	$–	$184,953,022
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(26,643)	$–	$(26,643)
Futures	(88,788)	–	–	(88,788)
Total Liabilities	$(88,788)	$(26,643)	$–	$(115,431)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	Australian Dollar	1,000,000	Buy	12/17/14	$897,379	$870,736	$(26,643)
							$(26,643)

Voya Australia Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	31	12/18/14	$3,584,784	$(88,788)
			$3,584,784	$(88,788)

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$26,643
Equity contracts	Futures contracts	88,788
Total Liability Derivatives		$115,431

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

Goldman Sachs & Co.
Liabilities:
Forward foreign currency contracts	$26,643
Total Liabilities	$26,643

Net OTC derivative instruments by counterparty, at fair value	$(26,643)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(26,643)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Consumer Discretionary: 8.5%
900,000	@	Alibaba Pictures Group Ltd.	$167,949	0.0
146,000		Anta Sports Products Ltd.	296,686	0.1
46,129		Arcelik A/S	246,038	0.0
3,208,300		Astra International Tbk PT	1,853,808	0.3
316,000		Astro Malaysia Holdings Bhd	322,333	0.1
19,400	@	B2W Cia Digital	258,535	0.0
15,310		Bajaj Auto Ltd.	581,895	0.1
151,100		BEC World PCL	218,689	0.0
739,000		Belle International Holdings	830,984	0.1
492,000		Brilliance China Automotive Holdings Ltd.	859,195	0.1
95,500	L	Byd Co., Ltd.	632,215	0.1
14,315	@	Cheil Communications, Inc.	302,971	0.1
267,650		Cheng Shin Rubber Industry Co. Ltd.	590,307	0.1
132,400		Chongqing Changan Automobile Co. Ltd.	284,414	0.0
33,006		Cyfrowy Polsat SA	275,303	0.0
52,700		Cyrela Brazil Realty SA	265,895	0.0
430,000		Dongfeng Motor Group Co., Ltd.	705,041	0.1
32,240		Eclat Textile Co. Ltd	292,720	0.0
33,800		El Puerto de Liverpool SAB de CV	390,862	0.1
51,400		Estacio Participacoes SA	534,841	0.1
123,060		Far Eastern Department Stores Co., Ltd.	118,583	0.0
4,548		Folli Follie Group	169,149	0.0
36,072		Foschini Group Ltd./The	374,133	0.1
915,000		Geely Automobile Holdings Ltd.	382,668	0.1
337,000		Genting Bhd	974,384	0.2
491,900		Genting Malaysia BHD	626,630	0.1
51,000		Giant Manufacturing Co., Ltd.	397,117	0.1
965,500	@	Global Mediacom Tbk PT	153,991	0.0
99,000	L	Golden Eagle Retail Group Ltd.	115,122	0.0
1,680,000		GOME Electrical Appliances Holdings Ltd.	271,927	0.0
159,500		Great Wall Motor Co. Ltd.	618,133	0.1
261,500		Grupo Televisa S.A.	1,774,746	0.3
33,457		Grupo Televisa SAB ADR	1,133,523	0.2
382,000		Guangzhou Automobile Group Co. Ltd.	369,081	0.1
172,000		Haier Electronics Group Co. Ltd.	451,064	0.1
6,012		Halla Visteon Climate Control Corp.	291,194	0.0
12,007		Hankook Tire Co. Ltd.	585,049	0.1
8,615		Hero Honda Motors Ltd	395,191	0.1
474,371		Home Product Center PCL	152,203	0.0
42,000		Hotai Motor Co. Ltd.	571,495	0.1
4,766		Hotel Shilla Co. Ltd.	539,842	0.1
2,417		Hyundai Department Store Co. Ltd.	367,191	0.1
10,948		Hyundai Mobis	2,665,306	0.4
24,824		Hyundai Motor Co.	4,472,620	0.7
2,455		Hyundai Wia Corp.	499,544	0.1
31,012		Imperial Holdings Ltd.	477,291	0.1
170,000		Intime Retail Group Co. Ltd.	144,721	0.0
77,850		Jollibee Foods Corp.	340,006	0.1
16,334		Jumbo SA	206,562	0.0
18,061		Kangwon Land, Inc.	611,915	0.1
42,110		Kia Motors Corp.	2,138,727	0.3
217,504		Kroton Educacional SA	1,366,648	0.2
16,881		LG Electronics, Inc.	1,049,825	0.2
21,400		Lojas Renner SA	618,810	0.1
1,839		Lotte Shopping Co. Ltd.	550,279	0.1
112		LPP SA	334,449	0.1
8,851		Mahindra & Mahindra Ltd.	194,379	0.0
52,093		Mahindra & Mahindra Ltd. GDR	1,155,423	0.2
277,100		Matahari Department Store Tbk PT	369,120	0.1
845,100		Media Nusantara Citra Tbk PT	221,507	0.0
38,850		Merida Industry Co. Ltd.	270,504	0.0
244,100		Minor International PCL	278,678	0.0
39,925		Mr Price Group Ltd.	749,790	0.1
64,339		Naspers Ltd.	7,046,633	1.1
37,697		OPAP S.A.	494,329	0.1
4,857		Paradise Co. Ltd	158,742	0.0
382,000		POU Chen Corp.	424,378	0.1
105,081		Ruentex Industries Ltd.	233,542	0.0
149,175		SACI Falabella	1,125,593	0.2
88,000		Shenzhou International Group Holdings Ltd.	282,927	0.0
1,152		Shinsegae Co., Ltd.	239,228	0.0
361,703	L	Steinhoff International Holdings Ltd.	1,732,287	0.3
737,000		Surya Citra Media Tbk PT	231,863	0.0
22,725		Tata Motors Ltd.	184,577	0.0
21,754		Tata Motors Ltd. ADR	950,867	0.1
67,448		Truworths International Ltd.	405,655	0.1
90,000		UMW Holdings Bhd	336,431	0.1
16,900	@	Via Varejo SA	167,705	0.0
151,750		Woolworths Holdings Ltd./South Africa	938,745	0.1
8,870		Coway Co., Ltd.	707,423	0.1
153,000		Yulon Motor Co., Ltd.	228,542	0.0
60,500	L	Zhongsheng Group Holdings Ltd.	64,832	0.0
			55,413,500	8.5

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: 8.1%
29,784		Almacenes Exito SA	$435,951	0.1
225,093		Ambev SA ADR	1,474,359	0.2
539,700		AMBEV SA	3,552,065	0.5
502		Amorepacific Corp.	1,136,224	0.2
477		Amorepacific Group	528,418	0.1
36,800	@	Anadolu Efes Biracilik Ve Malt Sanayii AS	425,415	0.1
61,600		Arca Continental SAB de CV	422,882	0.1
32,500		Astra Agro Lestari Tbk PT	61,291	0.0
35,348		BIM Birlesik Magazalar AS	740,018	0.1
33,500	L	Biostime International Holdings Ltd.	104,058	0.0
69,100		BRF - Brasil Foods SA	1,648,632	0.3
42,096	L	BRF SA ADR	1,001,464	0.2
22,500		British American Tobacco Malaysia Bhd	482,836	0.1
198,647		Cencosud SA	585,073	0.1
432,500		Charoen Pokphand Foods PCL	401,692	0.1
1,317,100		Charoen Pokphand Indonesia Tbk PT	458,831	0.1
354,000		China Agri-Industries Holdings Ltd.	134,303	0.0
706,000		China Huishan Dairy Holdings Co. Ltd	155,888	0.0
221,000		China Mengniu Diary Co., Ltd.	909,435	0.1
202,000		China Resources Enterprise	478,159	0.1
22,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	968,870	0.1
24,817		Cia Cervecerias Unidas SA	273,198	0.0
1,293		CJ CheilJedang Corp.	474,152	0.1
70,500		Coca-Cola Femsa SAB de CV	710,853	0.1
12,964		Coca-Cola Icecek AS	278,949	0.0
69,600		Controladora Comercial Mexicana SA de CV	260,718	0.0
699,100		CP ALL PCL	963,597	0.2
52,108		Dabur India Ltd.	187,088	0.0
3,392		E-Mart Co. Ltd.	741,204	0.1
54,596		Embotelladora Andina SA	176,901	0.0
11,461		Eurocash SA	111,704	0.0
252,700		Felda Global Ventures Holdings Bhd	272,058	0.0
199,800		Fomento Economico Mexicano SA de CV ADR	1,837,407	0.3
11,895		Fomento Economico Mexicano SAB de CV ADR	1,094,935	0.2
23,072		Godrej Consumer Products Ltd.	368,476	0.1
25,100		Gruma SA de CV	268,745	0.0
272,600		Grupo Bimbo SAB de CV	790,369	0.1
50,800	L	Grupo Comercial Chedraui, S.A. de C.V.	179,401	0.0
100,500		Grupo Lala SAB de CV	246,190	0.0
85,700		Gudang Garam Tbk PT	397,501	0.1
116,000		Hengan International Group Co., Ltd.	1,141,184	0.2
117,601		Hindustan Lever Ltd.	1,417,358	0.2
62,500	@	Hypermarcas SA	450,414	0.1
214,600		Indofood CBP Sukses Makmur TBK PT	199,765	0.0
786,900		Indofood Sukses Makmur Tbk PT	451,132	0.1
487,000		IOI Corp. Bhd	714,012	0.1
352,358		ITC Ltd.	2,107,735	0.3
131,500		JBS SA	495,324	0.1
256,700		Kimberly-Clark Corp.	605,698	0.1
17,318		KT&G Corp.	1,549,855	0.2
81,300		Kuala Lumpur Kepong BHD	522,422	0.1
1,446		LG Household & Health Care Ltd.	693,917	0.1
111		Lotte Confectionery Co. Ltd.	229,205	0.0
6,600		M Dias Branco SA	264,701	0.0
40,716		Magnit OJSC GDR	2,341,985	0.4
19,174		Massmart Holdings Ltd.	208,301	0.0
31,300		Natura Cosmeticos S.A.	475,686	0.1
4,066		Nestle India Ltd.	392,949	0.1
555		Orion Corp.	459,809	0.1
43,670	L	Pick n Pay Stores Ltd.	203,766	0.0
87,600		PPB Group Bhd	379,186	0.1
97,000		President Chain Store Corp.	695,485	0.1
39,100		Raia Drogasil SA	339,604	0.0
70,345		Shoprite Holdings Ltd.	870,979	0.1
65,600		Souza Cruz S.A.	527,694	0.1
29,836		Spar Group Ltd./The	331,775	0.1
30,720		Standard Foods Corp.	69,177	0.0
367,500	L	Sun Art Retail Group Ltd.	415,546	0.1
26,778		Tiger Brands Ltd.	747,819	0.1
316,000		Tingyi Cayman Islands Holding Corp.	830,149	0.1
58,000		Tsingtao Brewery Co., Ltd.	412,373	0.1
22,690		Ulker Biskuvi Sanayi AS	150,048	0.0
257,700		Unilever Indonesia Tbk PT	670,031	0.1
215,200		Uni-President China Holdings Ltd.	215,576	0.0
745,201		Uni-President Enterprises Corp.	1,292,495	0.2
9,123	@	United Spirits Ltd.	354,934	0.1
147,070		Universal Robina Corp.	610,691	0.1
44,533		Vina Concha y Toro SA	87,268	0.0
846,000		Wal-Mart de Mexico SA de CV	2,129,094	0.3
936,000		Want Want China Holdings Ltd.	1,168,722	0.2
			52,963,174	8.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 9.2%
2,566,100		Adaro Energy Tbk PT	$247,014	0.0
123,200		Banpu PCL	111,988	0.0
31,147		Bharat Petroleum Corp. Ltd.	329,490	0.1
178,700		Bumi Armada Bhd	103,366	0.0
82,476		Cairn India Ltd.	415,757	0.1
715,000	L	China Coal Energy Co. - Class H	417,419	0.1
290,000		China Oilfield Services Ltd.	764,062	0.1
4,113,600		China Petroleum & Chemical Corp.	3,597,931	0.6
533,500		China Shenhua Energy Co., Ltd.	1,485,052	0.2
2,871,000		CNOOC Ltd.	4,951,239	0.8
88,001		Coal India Ltd.	485,384	0.1
22,200		Cosan SA Industria e Comercio	353,712	0.1
784,424		Ecopetrol SA	1,226,029	0.2
72,577		Empresas COPEC SA	887,304	0.1
23,528	L	Exxaro Resources Ltd.	266,959	0.0
190,000		Formosa Petrochemical Corp.	460,773	0.1
380,123		Gazprom OAO ADR	2,676,066	0.4
1,092,863		Gazprom OAO	3,791,018	0.6
7,938		GS Holdings Corp.	302,880	0.1
71,400		Indo Tambangraya Megah PT	151,879	0.0
194,807		Inner Mongolia Yitai Coal Co.	331,367	0.1
1,862,600		IRPC PCL	197,239	0.0
512,000		Kunlun Energy Co. Ltd.	738,837	0.1
35,642	@	Lukoil OAO ADR	1,815,652	0.3
43,187		Lukoil OAO	2,193,054	0.3
6,695		MOL Hungarian Oil & Gas PLC	327,849	0.1
14,290		NovaTek OAO GDR	1,488,693	0.2
124,843		Oil & Natural Gas Corp., Ltd.	824,449	0.1
22,867		Oil India Ltd.	225,159	0.0
3,408,000		PetroChina Co., Ltd.	4,367,876	0.7
124,024		Petroleo Brasileiro SA ADR	1,846,717	0.3
482,900		Petroleo Brasileiro SA	3,432,728	0.5
44,800		Petronas Dagangan BHD	273,137	0.0
54,280		Polski Koncern Naftowy Orlen	675,254	0.1
312,871		Polskie Gornictwo Naftowe I Gazownictwo SA	477,652	0.1
217,800		PTT Exploration & Production PCL	1,072,933	0.2
133,300		PTT PCL	1,478,160	0.2
18,701		Reliance Industries Ltd.	285,526	0.0
94,452	@	Reliance Industries Ltd. GDR	2,880,786	0.4
204,686		Rosneft OAO	1,197,726	0.2
595,000		Sapurakencana Petroleum Bhd	747,091	0.1
89,614	L	Sasol Ltd.	4,860,309	0.8
9,459		SK Innovation Co. Ltd.	725,612	0.1
6,740		S-Oil Corp.	273,228	0.0
1,334,651		Surgutneftegas OAO	877,155	0.1
234,485		Tatneft OAO	1,372,327	0.2
139,900		Thai Oil PCL	221,787	0.0
22,032		Tupras Turkiye Petrol Rafine	443,356	0.1
57,100		Ultrapar Participacoes SA	1,210,933	0.2
332,000		Yanzhou Coal Mining Co., Ltd.	272,016	0.0
			60,159,930	9.2

		Financials: 25.5%
192,888		Abu Dhabi Commercial Bank PJSC	444,809	0.1
265,182	L	African Bank Investments Ltd.	41,633	0.0
258,000		Agile Property Holdings Ltd.	158,414	0.0
3,387,000		Agricultural Bank of China Ltd.	1,499,078	0.2
290,979		Akbank TAS	948,060	0.1
526,827		Aldar Properties PJSC	561,320	0.1
8,287	@	Alior Bank SA	212,101	0.0
202,900		Alliance Financial Group Bhd	308,616	0.0
638,882	@	Alpha Bank AE	495,281	0.1
303,100		AMMB Holdings Bhd	634,570	0.1
31,450		Ayala Corp.	518,016	0.1
974,100		Ayala Land, Inc.	759,027	0.1
124,354		Banco Bradesco SA ADR	1,772,044	0.3
100,800		Banco Bradesco SA	1,454,090	0.2
16,376		Banco Davivienda SA	235,815	0.0
3,600,406		Banco de Chile	443,900	0.1
5,985		Banco de Credito e Inversiones	337,733	0.1
137,500		Banco do Brasil S.A.	1,430,191	0.2
153,700		Banco Santander Brasil S.A.	997,143	0.2
10,492,139		Banco Santander Chile S.A.	585,318	0.1
17,807		BanColombia SA ADR	1,010,013	0.2
50,500		Bangkok Bank PCL	317,282	0.1
40,900		Bangkok Bank PCL - Foreign	264,507	0.0
1,949,700		Bank Central Asia Tbk PT	2,092,418	0.3
627,600		Bank Danamon Indonesia Tbk PT	200,944	0.0
6,131		Bank Handlowy w Warszawie	230,886	0.0
1,481,000		Bank Mandiri Persero TBK PT	1,224,795	0.2
74,455		Bank Millennium SA	197,111	0.0
12,892,000		Bank of China Ltd.	5,775,417	0.9
1,379,000		Bank of Communications Co., Ltd.	960,657	0.1
131,810		Bank of the Philippine Islands	287,885	0.0
21,245		Bank Pekao S.A.	1,242,143	0.2
1,747,700		Bank Rakyat Indonesia	1,494,048	0.2
4,843		Bank Zachodni WBK SA	576,356	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
53,868		Barclays Africa Group Ltd.	$734,428	0.1
19,131		Barwa Real Estate Co.	210,384	0.0
111,500		BB Seguridade Participacoes SA	1,470,875	0.2
252,390		BDO Unibank, Inc.	550,768	0.1
292,200		BM&F Bovespa S.A.	1,340,581	0.2
1,247,600		Bank Negara Indonesia Persero Tbk PT	563,761	0.1
73,700		BR Malls Participacoes S.A.	579,303	0.1
7,600		BR Properties SA	40,053	0.0
46,675	@	Brait SE	301,286	0.0
2,748		BRE Bank SA	407,583	0.1
33,425		BS Financial Group, Inc.	535,063	0.1
1,360,800		Bumi Serpong Damai PT	172,368	0.0
1,327,611		Cathay Financial Holding Co., Ltd.	2,157,879	0.3
254,400		Central Pattana PCL	364,021	0.1
34,426		CETIP SA - Balcao Organizado de Ativos e Derivativos	427,556	0.1
160,700		Chailease Holding Co. Ltd.	389,830	0.1
823,813		Chang Hwa Commercial Bank	504,829	0.1
691,000	@	China Cinda Asset Management Co. Ltd.	303,771	0.0
1,295,000		China Citic Bank	784,569	0.1
11,748,000		China Construction Bank	8,215,876	1.3
2,267,000		China Development Financial Holding Corp.	695,369	0.1
375,000		China Everbright Bank Co. Ltd	175,067	0.0
154,000		China Everbright Ltd.	288,008	0.0
1,195,000		China Life Insurance Co., Ltd.	3,321,593	0.5
481,976		China Life Insurance Co., Ltd. (TWD)	397,267	0.1
719,380		China Merchants Bank Co., Ltd.	1,228,130	0.2
986,500		China Minsheng Banking Corp. Ltd.	902,538	0.1
642,000		China Overseas Land & Investment Ltd.	1,647,593	0.3
413,000		China Pacific Insurance Group Co., Ltd.	1,451,163	0.2
332,000		China Resources Land Ltd.	682,936	0.1
146,800	@	China Taiping Insurance Holdings Co., Ltd.	318,308	0.1
242,700	@,L	China Vanke Co. Ltd	426,717	0.1
2,259,303		CTBC Financial Holding Co. Ltd	1,517,457	0.2
471,000		Chongqing Rural Commercial Bank	213,275	0.0
783,100		CIMB Group Holdings Bhd	1,677,923	0.3
177,500		CITIC Securities Co. Ltd.	408,898	0.1
152,602		Commercial International Bank	1,085,708	0.2
188,000		Compartamos SAB de CV	402,442	0.1
30,342		Coronation Fund Managers Ltd	259,511	0.0
15,244		Corp Financiera Colombiana SA	301,117	0.0
23,959,444		Corpbanca	306,014	0.1
797,000		Country Garden Holdings Co. Ltd.	300,610	0.0
10,728	@	Credicorp Ltd.	1,645,568	0.3
31,896		Daewoo Securities Co., Ltd.	324,195	0.1
24,237		DGB Financial Group, Inc.	385,289	0.1
51,948		Discovery Holdings Ltd.	451,586	0.1
82,323		DLF Ltd.	199,838	0.0
7,423		Dongbu Insurance Co., Ltd.	417,629	0.1
367,882		Dubai Financial Market	334,875	0.1
88,981		Dubai Islamic Bank PJSC	200,332	0.0
1,033,487		E.Sun Financial Holding Co., Ltd.	626,653	0.1
282,684		Emaar Properties PJSC	888,931	0.1
314,998		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	329,810	0.1
1,290,953	@	Eurobank Ergasias SA	508,946	0.1
1,049,000	L	Evergrande Real Estate Group Ltd.	394,059	0.1
216,000		Far East Horizon Ltd.	193,333	0.0
371,300		Fibra Uno Administracion SA de CV	1,221,402	0.2
1,193,306		First Financial Holding Co., Ltd.	718,241	0.1
74,542		First Gulf Bank PJSC	380,253	0.1
492,329		FirstRand Ltd.	1,873,488	0.3
340,000		Franshion Properties China Ltd.	82,692	0.0
1,076,000		Fubon Financial Holding Co., Ltd.	1,648,819	0.3
175,488	@	Getin Noble Bank SA	148,706	0.0
321,196		Growthpoint Properties Ltd.	701,491	0.1
188,009		Grupo Aval Acciones y Valores	129,053	0.0
41,110		Grupo de Inversiones Suramericana SA	832,353	0.1
402,200		Grupo Financiero Banorte	2,575,721	0.4
368,500		Grupo Financiero Inbursa SA	1,053,602	0.2
298,400		Grupo Financiero Santander Mexico SAB de CV	807,627	0.1
189,200		Guangzhou R&F Properties Co., Ltd.	190,985	0.0
145,241		Haci Omer Sabanci Holding AS	611,881	0.1
233,600		Haitong Securities Co. Ltd.	360,010	0.1
45,907		Hana Financial Group, Inc.	1,670,879	0.3

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
35,603		Hanwha Life Insurance Co. Ltd.	$239,412	0.0
12,447		HDFC Bank Ltd.	174,942	0.0
17,424		HDFC Bank Ltd. ADR	811,610	0.1
40,000		Highwealth Construction Corp.	63,818	0.0
93,800		Hong Leong Bank BHD	418,302	0.1
29,200		Hong Leong Financial Group Bhd	156,490	0.0
238,877		Housing Development Finance Corp.	4,071,346	0.6
1,006,916		Hua Nan Financial Holdings Co. Ltd.	587,346	0.1
11,417		Hyundai Marine & Fire Insurance Co., Ltd.	314,645	0.1
7,404		ICICI Bank Ltd.	171,677	0.0
16,099		ICICI Bank Ltd. ADR	790,461	0.1
12,007,000		Industrial and Commercial Bank of China Ltd.	7,504,457	1.2
35,836		Industrial Bank Of Korea	540,343	0.1
45,872		Investec Ltd.	384,489	0.1
273,199		IOI Properties Group Bhd	218,049	0.0
164,309		Itau Unibanco Holding S.A. ADR	2,280,609	0.4
108,100		Kasikornbank PCL	781,863	0.1
186,600		Kasikornbank PCL - Foreign	1,343,132	0.2
61,654		KB Financial Group, Inc.	2,247,653	0.3
2,543		Komercni Banka AS	604,867	0.1
6,906		Korea Investment Holdings Co., Ltd.	361,999	0.1
588,900		Krung Thai Bank PCL	429,286	0.1
19,875		Liberty Holdings Ltd.	216,851	0.0
48,438		LIC Housing Finance Ltd.	254,180	0.0
3,553,700		Lippo Karawaci Tbk PT	274,266	0.0
248,500		Longfor Properties Co., Ltd.	283,920	0.0
49,950		Mahindra & Mahindra Financial Services Ltd.	220,506	0.0
705,600		Malayan Banking BHD	2,142,089	0.3
65,702		Masraf Al Rayan	1,005,701	0.2
1,618,839		Mega Financial Holdings Co., Ltd.	1,326,730	0.2
1,229,000		Megaworld Corp.	137,578	0.0
2,103,000		Metro Pacific Investments Corp.	229,329	0.0
2,602		Mirae Asset Securities Co., Ltd.	109,449	0.0
187,025		MMI Holdings Ltd.	433,896	0.1
248,365		Moscow Exchange MICEX-RTS OAO	365,936	0.1
14,700		Multiplan Empreendimentos Imobiliarios SA	300,516	0.0
103,639		National Bank of Abu Dhabi PJSC	407,733	0.1
246,735	@	National Bank of Greece SA	721,699	0.1
32,634	L	Nedbank Group Ltd.	631,522	0.1
137,500		New China Life Insurance Co. Ltd.	479,045	0.1
422,000		New World China Land Ltd.	239,129	0.0
35,788		OTP Bank Nyrt	605,954	0.1
905,000		People’s Insurance Co. Group of China Ltd.	368,927	0.1
505,960		PICC Property & Casualty Co., Ltd.	897,488	0.1
324,500		Ping An Insurance Group Co. of China Ltd.	2,434,695	0.4
344,938	@	Piraeus Bank SA	583,850	0.1
337,000		Poly Hong Kong Investments Ltd.	129,425	0.0
21,000		Porto Seguro SA	244,510	0.0
40,054		Power Finance Corp. Ltd	151,589	0.0
138,419		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,653,351	0.3
434,800		Public Bank BHD	2,504,839	0.4
8,926	L	Powszechny Zaklad Ubezpieczen SA	1,294,533	0.2
12,278		Qatar Islamic Bank SAQ	380,285	0.1
14,563		Qatar National Bank	810,944	0.1
530,882		Redefine Properties Ltd.	457,036	0.1
17,997		Reliance Capital Ltd.	131,989	0.0
75,767		Remgro Ltd.	1,527,391	0.2
94,600		RHB Capital Bhd	254,631	0.0
115,804		RMB Holdings Ltd.	580,162	0.1
119,426		RMI Holdings	374,703	0.1
129,126		Ruentex Development Co. Ltd.	208,422	0.0
50,472		Rural Electrification Corp. Ltd.	203,498	0.0
6,317		Samsung Card Co.	312,278	0.1
5,290		Samsung Fire & Marine Insurance Co. Ltd.	1,415,894	0.2
9,418		Samsung Life Insurance Co. Ltd.	945,740	0.1
10,391		Samsung Securities Co. Ltd.	433,707	0.1
281,086		Sanlam Ltd.	1,622,241	0.3
190,102	@	Sberbank of Russia ADR	1,505,608	0.2
975,092		Sberbank RF	1,853,991	0.3
235,500		Shimao Property Holdings Ltd.	475,717	0.1
1,336,613		Shin Kong Financial Holding Co., Ltd.	405,154	0.1
68,724		Shinhan Financial Group Co., Ltd.	3,163,821	0.5
25,283		Shriram Transport Finance Co. Ltd.	380,510	0.1
273,500		Shui On Land Ltd.	61,296	0.0
248,700		Siam Commercial Bank PCL	1,393,166	0.2
612,500		Sino-Ocean Land Holdings Ltd.	322,092	0.1
1,227,267		SinoPac Financial Holdings Co., Ltd.	526,219	0.1
1,195,600		SM Prime Holdings, Inc.	465,649	0.1
352,000		Soho China Ltd.	254,612	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
194,812		Standard Bank Group Ltd.	$2,251,180	0.3
4,564		State Bank of India Ltd.	180,073	0.0
11,463	@,L	State Bank of India Ltd. GDR	905,577	0.1
23,100		Sul America SA	142,502	0.0
1,318,317		Taishin Financial Holdings Co., Ltd.	617,565	0.1
624,040	@	Taiwan Business Bank	184,101	0.0
1,030,176		Taiwan Cooperative Financial Holding Co. Ltd.	555,177	0.1
127,641		Talaat Moustafa Group	204,403	0.0
1,772,400		TMB Bank PCL	168,017	0.0
367,901		Turkiye Garanti Bankasi A/S	1,293,085	0.2
105,355		Turkiye Halk Bankasi AS	633,820	0.1
267,828		Turkiye Is Bankasi	595,186	0.1
143,234		Turkiye Vakiflar Bankasi Tao	265,570	0.0
120,600		UEM Sunrise Bhd	66,835	0.0
741,337,930		VTB Bank OJSC	710,558	0.1
50,011		Woori Finance Holdings Co., Ltd.	616,917	0.1
20,427		Woori Investment & Securities Co., Ltd.	227,976	0.0
165,521		Yapi Ve Kredi Bankasi	325,012	0.1
1,452,425		Yuanta Financial Holding Co., Ltd.	715,587	0.1
972,000		Yuexiu Property Co. Ltd	172,387	0.0
			166,126,612	25.5

		Health Care: 2.0%
14,021		Apollo Hospitals Enterprise Ltd.	253,984	0.0
50,874		Aspen Pharmacare Holdings Ltd.	1,514,753	0.2
23,532		Aurobindo Pharma Ltd	367,880	0.1
506,300	L	Bangkok Dusit Medical Services PCL	288,381	0.1
52,000		Bumrungrad Hospital PCL	211,077	0.0
9,621		Celltrion, Inc.	445,555	0.1
260,000		China Pharmaceutical Group Ltd.	215,609	0.0
57,960		Cipla Ltd.	587,067	0.1
6,314		Divi’s Laboratories Ltd.	183,741	0.0
3,812		Dr. Reddys Laboratories Ltd.	199,582	0.0
17,960		Dr. Reddy’s Laboratories Ltd. ADR	943,798	0.1
126,100	@,L	Genomma Lab Internacional SAB de CV	302,328	0.1
393,300		IHH Healthcare Bhd	609,043	0.1
3,481,400		Kalbe Farma Tbk PT	484,740	0.1
157,971		Life Healthcare Group Holdings Ltd.	622,751	0.1
63,051		Mediclinic International Ltd.	513,538	0.1
152,481		Network Healthcare Holdings Ltd.	426,226	0.1
32,100		Odontoprev SA	116,191	0.0
32,800	@	Qualicorp SA	324,549	0.1
21,839	@	Ranbaxy Laboratories Ltd.	225,153	0.0
21,902		Richter Gedeon Nyrt	342,031	0.1
288,000		Shandong Weigao Group Medical Polymer Co., Ltd.	284,088	0.0
49,000		Shanghai Fosun Pharmaceutical Group Co. Ltd.	157,672	0.0
115,400		Shanghai Pharmaceuticals Holding Co. Ltd.	282,078	0.0
681,000		Sihuan Pharmaceutical Holdings Group Ltd	510,055	0.1
480,000		Sino Biopharmaceutical	477,688	0.1
160,800		Sinopharm Group Co.	587,510	0.1
113,063		Sun Pharmaceutical Industries Ltd.	1,564,772	0.2
1,252		Yuhan Corp.	220,545	0.0
			13,262,385	2.0

		Industrials: 6.6%
357,740		Aboitiz Equity Ventures, Inc.	429,182	0.1
15,761		Adani Enterprises Ltd.	119,729	0.0
362,000		Air China Ltd.	228,795	0.0
201,000		AirAsia BHD	154,898	0.0
74,000		Airports of Thailand PCL	544,027	0.1
452,500		Alfa SA de CV	1,556,569	0.2
84,100		All America Latina Logistica SA	218,174	0.0
377,500		Alliance Global Group, Inc.	218,233	0.0
216,921	@	Arabtec Holding Co.	271,672	0.0
384,000		AviChina Industry & Technology Co. Ltd.	274,180	0.0
38,184		Barloworld Ltd.	312,717	0.1
280,000		Beijing Capital International Airport Co., Ltd.	213,520	0.0
86,000		Beijing Enterprises Holdings Ltd.	737,838	0.1
90,038		Bharat Heavy Electricals Ltd.	290,986	0.1
49,234		Bidvest Group Ltd.	1,245,800	0.2
806,300		BTS Group Holdings PCL	248,247	0.0
250,000	@	China Airlines Ltd.	83,867	0.0
734,000		China Communications Construction Co., Ltd.	529,679	0.1
497,000	L	China COSCO Holdings Co., Ltd.	206,065	0.0
424,000		China Everbright International Ltd.	560,633	0.1
84,100		China International Marine Containers Group Co. Ltd.	173,195	0.0
197,341		China Merchants Holdings International Co., Ltd.	609,493	0.1
347,000		China Railway Construction Corp. Ltd.	314,897	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
700,000		China Railway Group Ltd.	$370,693	0.1
559,000	@	China Shipping Container Lines Co., Ltd.	150,189	0.0
362,000		China South Locomotive and Rolling Stock Corp.	318,220	0.1
300,000		China State Construction International Holdings Ltd.	445,991	0.1
143,900		CCR SA	993,529	0.2
313,000		Citic Pacific Ltd.	522,416	0.1
2,382		CJ Corp.	391,739	0.1
304,000		Cosco Pacific Ltd.	403,197	0.1
116,000		CTCI Corp.	197,360	0.0
4,708		Daelim Industrial Co., Ltd.	336,653	0.1
6,790	@	Daewoo Engineering & Construction Co., Ltd.	49,327	0.0
8,305		Daewoo International Corp.	295,216	0.1
17,607		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	337,638	0.1
550,142		Dialog Group BHD	288,445	0.0
140,990		DMCI Holdings, Inc.	247,909	0.0
1,137		Doosan Corp.	111,434	0.0
9,858		Doosan Heavy Industries and Construction Co. Ltd.	243,022	0.0
23,079	@	Doosan Infracore Co., Ltd.	242,321	0.0
26,911		DP World Ltd.	556,362	0.1
33,300		EcoRodovias Infraestrutura e Logistica SA	162,436	0.0
103,100		Embraer SA	1,014,678	0.2
88,683		Enka Insaat Ve Sanayi AS	202,569	0.0
295,000	@	Eva Airways Corp.	156,065	0.0
314,000		Evergreen Marine Corp.	184,164	0.0
543,986		Far Eastern New Century Corp.	547,881	0.1
306,900		Gamuda BHD	451,026	0.1
2,227		Glovis Co. Ltd.	679,023	0.1
53,700		Grupo Aeroportuario del Pacifico SA de CV	361,932	0.1
33,900		Grupo Aeroportuario del Sureste SA de CV	437,402	0.1
85,700		Grupo Carso SAB de CV	500,525	0.1
7,512		GS Engineering & Construction Corp.	260,894	0.0
104,000		Haitian International Holdings Ltd.	235,888	0.0
34,947		Hiwin Technologies Corp.	311,652	0.1
8,823		Hyundai Development Co-Engineering & Construction	355,967	0.1
11,978		Hyundai Engineering & Construction Co. Ltd.	682,719	0.1
6,600		Hyundai Heavy Industries	857,596	0.1
7,661		Hyundai Merchant Marine Co., Ltd.	70,929	0.0
1,884		Hyundai Mipo Dockyard Co., Ltd.	220,665	0.0
209,000		IJM Corp. Bhd	412,202	0.1
9,675		Industries Qatar QSC	493,440	0.1
101,410		International Container Terminal Services, Inc.	249,472	0.0
85,899	@	Jaiprakash Associates Ltd.	36,592	0.0
402,900		Jasa Marga Persero Tbk PT	213,778	0.0
374,460		JG Summit Holdings, Inc.	482,528	0.1
236,000		Jiangsu Expressway Co. Ltd.	249,168	0.0
809		KCC Corp.	550,803	0.1
115,227		KOC Holding AS	532,568	0.1
7,755		Korea Aerospace Industries Ltd	299,198	0.1
5,156		Korean Air Lines Co. Ltd.	175,551	0.0
47,226	@	Lan Airlines SA	541,645	0.1
6,323		Larsen & Toubro Ltd.	148,623	0.0
43,610	@,L	Larsen & Toubro Ltd. GDR	1,023,786	0.2
15,459		LG Corp.	1,123,827	0.2
24,910		Localiza Rent a Car SA	358,016	0.1
3,240		LS Corp.	204,977	0.0
2,138		LS Industrial Systems Co. Ltd.	118,839	0.0
121,400		Malaysia Airports Holdings Bhd	277,179	0.0
196,400		MISC Bhd	404,105	0.1
61,820		Adani Ports and Special Economic Zone	277,132	0.1
114,300	@	OHL Mexico SAB de CV	310,207	0.0
43,000	@	Promotora y Operadora de Infraestructura SAB de CV	588,595	0.1
3,491		S-1 Corp.	269,343	0.0
19,766		Samsung Corp.	1,413,646	0.2
4,815		Samsung Engineering Co. Ltd.	274,379	0.0
26,222		Samsung Heavy Industries Co., Ltd.	625,661	0.1
6,771		Samsung Techwin Co., Ltd.	226,377	0.0
518,000		Shanghai Electric Group Co., Ltd.	275,436	0.0
89,000		Shanghai Industrial Holdings Ltd.	263,507	0.0
5,290		Siemens India Ltd.	70,675	0.0
471,100		Sime Darby Bhd	1,315,699	0.2
192,500		Sinopec Engineering Group Co. Ltd.	207,378	0.0
4,250		SK Holdings Co. Ltd.	759,750	0.1
18,083		SK Networks Co. Ltd.	181,395	0.0
26,738		SM Investments Corp.	478,141	0.1
78,000		Taiwan Glass Industry Corp.	64,556	0.0
31,346		TAV Havalimanlari Holding AS	251,674	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
355,000		Teco Electric and Machinery Co. Ltd.	$364,535	0.1
108,596	@	Turk Hava Yollari	308,754	0.1
278,300		United Tractors Tbk PT	454,472	0.1
623,000		Walsin Lihwa Corp.	204,598	0.0
47,740		Weg S.A.	558,389	0.1
90,000		Weichai Power Co. Ltd.	325,300	0.1
124,000		ENN Energy Holdings Ltd.	811,284	0.1
278,000		Zhejiang Expressway Co., Ltd.	282,481	0.0
98,500		Zhuzhou CSR Times Electric Co., Ltd.	380,381	0.1
			43,178,110	6.6

		Information Technology: 16.0%
117,500		AAC Technologies Holdings, Inc.	680,816	0.1
470,000		Acer, Inc.	330,103	0.1
1,001,000		Advanced Semiconductor Engineering, Inc.	1,169,223	0.2
58,269		Advantech Co. Ltd.	411,208	0.1
112,000		Asustek Computer, Inc.	1,068,746	0.2
1,465,000		AU Optronics Corp.	616,487	0.1
106,000		Catcher Technology Co., Ltd.	981,747	0.2
90,169		Chicony Electronics Co. Ltd.	269,691	0.0
1,292,439		InnoLux Display Corp.	557,776	0.1
113,700		Cielo SA	1,850,136	0.3
718,000		Compal Electronics, Inc.	537,143	0.1
290,000		Delta Electronics, Inc.	1,832,009	0.3
154,000		Epistar Corp.	287,710	0.0
160,282		Foxconn Technology Co., Ltd.	396,041	0.1
1,557,000	L	GCL Poly Energy Holdings Ltd.	570,715	0.1
2,046,000	L	Hanergy Solar Group Ltd.	376,798	0.1
38,760		HCL Technologies Ltd.	1,075,089	0.2
7,000		Hermes Microvision, Inc.	291,183	0.0
2,028,107		Hon Hai Precision Industry Co., Ltd.	6,388,007	1.0
115,000	@	HTC Corp.	498,407	0.1
91,648		SK Hynix, Inc.	4,056,439	0.6
8,042		Infosys Ltd.	488,750	0.1
66,126		Infosys Ltd. ADR	3,999,962	0.6
339,000	@	Inotera Memories, Inc.	501,514	0.1
422,000		Inventec Co., Ltd.	274,463	0.0
100,800		Kingboard Chemicals Holdings	200,399	0.0
104,000	L	Kingsoft Corp. Ltd	246,338	0.0
49,000		Kinsus Interconnect Technology Corp.	181,870	0.0
16,000		Largan Precision Co. Ltd.	1,144,689	0.2
978,000		Lenovo Group Ltd.	1,456,724	0.2
36,670	@	LG Display Co., Ltd.	1,171,834	0.2
1,742	@	LG Innotek Co. Ltd.	189,788	0.0
363,331		Lite-On Technology Corp.	522,588	0.1
227,820		MediaTek, Inc.	3,373,947	0.5
2,337		NCSoft Corp.	297,471	0.0
4,519		NAVER Corp.	3,451,962	0.5
97,000		Novatek Microelectronics Corp., Ltd.	478,713	0.1
279,000		Pegatron Corp.	512,854	0.1
16,000		Phison Electronics Corp.	111,418	0.0
129,000		Powertech Technology, Inc.	233,239	0.0
419,000		Quanta Computer, Inc.	1,063,567	0.2
82,340		Radiant Opto-Electronics Corp.	325,708	0.1
83,760		Realtek Semiconductor Corp.	297,442	0.0
9,814		Samsung Electro-Mechanics Co. Ltd.	459,723	0.1
17,982		Samsung Electronics Co., Ltd.	20,139,974	3.1
8,648		Samsung SDI Co., Ltd.	1,001,496	0.2
509,000		Siliconware Precision Industries Co.	699,045	0.1
52,000		Simplo Technology Co. Ltd.	250,869	0.0
3,237		SK C&C Co. Ltd.	743,266	0.1
233,000		Synnex Technology International Corp.	321,710	0.1
4,000,000		Taiwan Semiconductor Manufacturing Co., Ltd.	15,924,516	2.4
75,430		Tata Consultancy Services Ltd.	3,338,491	0.5
10,914		Tech Mahindra Ltd.	438,705	0.1
834,300		Tencent Holdings Ltd.	12,415,593	1.9
22,600		Totvs S.A.	343,005	0.0
45,000		TPK Holding Co. Ltd.	269,037	0.0
166,000		Unimicron Technology Corp.	123,545	0.0
1,948,000		United Microelectronics Corp.	803,493	0.1
138,000		Vanguard International Semiconductor Corp.	201,538	0.0
18,682		Wipro Ltd.	181,093	0.0
63,804		Wipro Ltd. ADR	775,857	0.1
409,144		Wistron Corp.	416,639	0.1
263,000		WPG Holdings Ltd	321,748	0.1
88,400		ZTE Corp.	196,067	0.0
			104,136,124	16.0

		Materials: 7.7%
18,011		African Rainbow Minerals Ltd.	228,108	0.0
288,400		Alrosa AO	258,567	0.0
622,000	@,L	Aluminum Corp. of China Ltd.	253,053	0.0
117,741		Ambuja Cements Ltd.	406,130	0.1
9,167	@	Anglo Platinum Ltd.	296,680	0.1
64,751		AngloGold Ashanti Ltd.	782,703	0.1
200,000	L	Anhui Conch Cement Co., Ltd.	638,255	0.1
384,356		Asia Cement Corp.	490,922	0.1
48,450		Asian Paints Ltd.	492,761	0.1
5,937		Assore Ltd.	113,016	0.0
42,500		Bradespar SA	310,796	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
28,300		Braskem SA	$186,374	0.0
8,116		CAP SA	86,000	0.0
62,089		Cementos Argos SA	331,142	0.1
22,888	@	Cemex Latam Holdings SA	203,449	0.0
1,875,584	@	Cemex SA de CV	2,443,894	0.4
346,000		China BlueChemical Ltd.	150,166	0.0
494,000		China National Building Material Co., Ltd.	447,708	0.1
344,000		China Resources Cement Holdings Ltd.	235,331	0.0
1,856,535		China Steel Corp.	1,586,358	0.3
34,756		Cia de Minas Buenaventura SAA ADR	402,474	0.1
123,000		Cia Siderurgica Nacional S.A.	439,187	0.1
54,800		Duratex SA	201,043	0.0
215,763		Empresas CMPC SA	509,672	0.1
247,546		Eregli Demir ve Celik Fabrikalari TAS	459,790	0.1
43,300	@	Fibria Celulose SA	475,323	0.1
515,600		Formosa Chemicals & Fibre Co.	1,191,885	0.2
656,600		Formosa Plastics Corp.	1,556,184	0.2
293,500	L	Fosun International	352,292	0.1
129,760		Gold Fields Ltd.	503,523	0.1
45,152		Grupo Argos SA/Colombia	506,150	0.1
610,000		Grupo Mexico SA de CV Series B	2,049,760	0.3
16,717		Hanwha Chemical Corp.	216,640	0.0
7,548		Hanwha Corp.	210,238	0.0
80,877		Harmony Gold Mining Co., Ltd.	176,052	0.0
174,286		Hindalco Industries Ltd	440,388	0.1
2,524		Lotte Chemical Corp.	335,293	0.1
3,896		Hyosung Corp.	278,977	0.1
10,720		Hyundai Steel Co.	752,429	0.1
85,409		Impala Platinum Holdings Ltd.	657,122	0.1
252,300		Indocement Tunggal Prakarsa Tbk PT	447,296	0.1
240,300		Indorama Ventures PCL	188,472	0.0
23,320		Industrias Penoles SAB de CV	534,777	0.1
225,000		Jiangxi Copper Co., Ltd.	370,078	0.1
54,279		Jindal Steel & Power Ltd.	151,383	0.0
13,720		Jsw Steel Ltd.	255,981	0.0
23,036	L	KGHM Polska Miedz SA	877,437	0.1
85,100		Klabin SA	412,332	0.1
1,379		Korea Zinc Co., Ltd.	508,389	0.1
9,799	L	Kumba Iron Ore Ltd.	230,769	0.0
2,281		Kumho Petrochemical Co. Ltd	151,316	0.0
76,000		Lafarge Malaysia Bhd	238,622	0.0
251,000		Lee & Man Paper Manufacturing Ltd.	127,517	0.0
7,357		LG Chem Ltd.	1,780,846	0.3
50,900		Metalurgica Gerdau SA	296,115	0.0
162,300		Mexichem SA de CV	675,762	0.1
115,200	@	Minera Frisco SAB de CV	211,693	0.0
8,741		MMC Norilsk Nickel OJSC	1,613,185	0.3
102,494		Nampak Ltd.	373,630	0.1
753,890		Nan Ya Plastics Corp.	1,650,331	0.3
298,000		Nine Dragons Paper Holdings Ltd.	214,167	0.0
59,673	@	Northam Platinum Ltd.	194,736	0.0
2,672		OCI Co. Ltd	328,765	0.1
453,000		Petronas Chemicals Group Bhd	861,674	0.1
10,506		POSCO	3,231,571	0.5
93,945		PPC Ltd.	245,832	0.0
274,700		PTT Global Chemical PCL	515,957	0.1
95,265	@	Sappi Ltd.	373,685	0.1
475,800		Semen Gresik Persero Tbk PT	601,133	0.1
38,500		Sesa Goa Ltd.	168,915	0.0
34,373		Sesa Goa Ltd. ADR	593,278	0.1
40,041		Severstal OAO	396,829	0.1
6,400		Siam Cement PCL	88,657	0.0
62,800		Siam Cement PCL - Foreign	870,195	0.1
560,000		Sinopec Shanghai Petrochemical Co. Ltd.	185,002	0.0
16,821		Sociedad Quimica y Minera de Chile SA	436,628	0.1
26,264		Southern Copper Corp.	778,728	0.1
56,700		Suzano Papel e Celulose	227,703	0.0
56,545		Synthos SA	78,234	0.0
557,000		Taiwan Cement Corp.	828,998	0.1
149,000		Taiwan Fertilizer Co., Ltd.	246,131	0.0
47,151		Tata Steel Ltd.	349,213	0.1
6,892		Titan Cement Co. SA	172,587	0.0
108,500		TSRC Corp.	129,901	0.0
6,393		Ultratech Cement Ltd	271,891	0.0
13,600	@	Uralkali GDR	240,503	0.0
155,438		Uralkali OJSC	548,241	0.1
118,094		Vale SA ADR	1,146,693	0.2
210,400		Vale SA	2,314,808	0.4
197,000		Yingde Gases	186,880	0.0
7,602		Zaklady Azotowe w Tarnowie-Moscicach SA	142,281	0.0
1,164,000	L	Zijin Mining Group Co., Ltd.	283,172	0.1
217,000	L	Zoomlion Heavy Industry Science and Technology Co. Ltd	126,559	0.0
			50,131,313	7.7

		Telecommunication Services: 7.4%
169,100		Advanced Info Service PCL	1,172,509	0.2
107,662		America Movil SAB de CV ADR	2,713,082	0.4
3,308,200		America Movil SAB de CV	4,170,197	0.6
237,000		Asia Pacific Telecom Co. Ltd.	137,759	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
411,900		Axiata Group Bhd	$879,434	0.1
99,900		Bharti Airtel Ltd.	654,641	0.1
390,000		China Communications Services Corp., Ltd.	181,275	0.0
983,000		China Mobile Ltd.	11,503,556	1.8
2,164,000		China Telecom Corp., Ltd.	1,326,498	0.2
746,000		China Unicom Ltd.	1,118,810	0.2
605,000		Chunghwa Telecom Co., Ltd.	1,821,514	0.3
384,000	@	Citic 21CN Co. Ltd.	233,346	0.0
522,600		Digi.Com BHD	932,095	0.1
18,985		Empresa Nacional de Telecom	215,341	0.0
274,000		Far EasTone Telecommunications Co., Ltd.	525,314	0.1
4,980		Globe Telecom, Inc.	180,127	0.0
39,999		Hellenic Telecommunications Organization S.A.	525,182	0.1
142,391		Idea Cellular Ltd.	382,032	0.1
11,136		KT Corp. ADR	180,515	0.0
9,506		KT Corp.	309,709	0.0
35,390		LG Telecom Ltd.	413,921	0.1
331,500		Maxis Bhd	654,934	0.1
14,176	@	MegaFon OAO GDR	359,787	0.1
79,770		Mobile Telesystems OJSC ADR	1,191,764	0.2
271,390		MTN Group Ltd.	5,721,769	0.9
426,800	@	Oi SA	296,419	0.1
13,930		Ooredoo QSC	506,803	0.1
489,780	@	Global Telecom Holding	345,915	0.1
14,955		Philippine Long Distance Telephone Co.	1,031,926	0.2
108,931	@	Reliance Communications Ltd.	173,965	0.0
23,132	@	Sistema JSFC GDR	158,661	0.0
8,930		SK Telecom Co., Ltd. ADR	270,936	0.0
1,187		SK Telecom Co., Ltd.	326,535	0.1
277,000		Taiwan Mobile Co., Ltd.	839,955	0.1
12,276		Telefonica O2 Czech Republic A	176,532	0.0
174,800		Telekom Malaysia BHD	351,678	0.1
119,576		Orange Polska SA	419,850	0.1
7,943,000		Telekomunikasi Indonesia Persero Tbk PT	1,902,762	0.3
142,200		Tim Participacoes SA	745,348	0.1
307,700		Tower Bersama Infrastructure Tbk PT	202,339	0.0
1,278,902	@	True Corp. PCL	468,536	0.1
94,720		Turk Telekomunikasyon AS	250,368	0.0
136,878	@	Turkcell Iletisim Hizmet AS	715,539	0.1
60,936	L	Vodacom Group Pty Ltd.	701,311	0.1
63,858		Vodafone Qatar	370,148	0.1
465,800		XL Axiata Tbk PT	237,009	0.0
			47,997,646	7.4

		Telecommunications: 0.1%
136,994		Rostelecom OJSC	362,858	0.1

		Utilities: 3.2%
298,300		Aboitiz Power Corp.	270,684	0.0
421,876		AES Gener SA	223,733	0.0
477,580		Aguas Andinas SA	276,388	0.1
614,000	L	Beijing Enterprises Water Group Ltd.	415,225	0.1
26,754		CEZ AS	813,350	0.1
328,000		China Gas Holdings Ltd.	544,301	0.1
482,000		China Longyuan Power Group Corp.	471,053	0.1
144,000		China Resources Gas Group Ltd.	389,647	0.1
310,000		China Resources Power Holdings Co.	835,251	0.1
59,700		Cia de Saneamento Basico do Estado de Sao Paulo	484,136	0.1
18,700		Cia Paranaense de Energia	255,700	0.0
1,543,235		Colbun SA	396,274	0.1
5,700		Cia de Saneamento de Minas Gerais-COPASA	74,587	0.0
44,600		CPFL Energia S.A.	348,746	0.1
476,000		Datang International Power Generation Co., Ltd.	247,779	0.0
45,400		EDP - Energias do Brasil S.A.	184,178	0.0
41,500		Centrais Eletricas Brasileiras SA	173,104	0.0
540,569		Empresa Nacional de Electricidad S.A.	792,344	0.1
39,724		Enea SA	194,410	0.0
29,125		Energa SA	211,143	0.0
1,442,000		Energy Development Corp.	259,848	0.0
3,222,798		Enersis SA	1,023,020	0.2
53,476		GAIL India Ltd.	388,120	0.1
79,900		Glow Energy PCL	234,593	0.0
392,000		Guangdong Investment Ltd.	458,245	0.1
534,000		Huaneng Power International, Inc.	582,320	0.1
56,957		Interconexion Electrica SA ESP	260,456	0.0
109,581		Isagen SA ESP	148,814	0.0
40,375		Korea Electric Power Corp.	1,835,072	0.3
4,199		Korea Gas Corp.	218,733	0.0
237,751		NTPC Ltd.	533,867	0.1
1,805,100		Perusahaan Gas Negara PT	886,614	0.1
104,500		Petronas Gas BHD	731,782	0.1
122,117		PGE SA	771,500	0.1
169,941		Power Grid Corp. of India Ltd.	371,329	0.1
19,136		Public Power Corp.	227,129	0.0
5,343		Qatar Electricity & Water Co.	278,747	0.1
15,501		Reliance Infrastructure Ltd	146,281	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
47,956	@ Reliance Power Ltd.	$54,368	0.0
19,795,910	RusHydro JSC	351,429	0.1
221,920	Tata Power Co. Ltd.	297,124	0.0
203,644	Tauron Polska Energia SA	329,488	0.1
444,900	Tenaga Nasional BHD	1,680,048	0.3
28,400	Tractebel Energia S.A.	401,330	0.1
888,800	YTL Corp. Bhd	455,170	0.1
272,695	YTL Power International	136,327	0.0
		20,663,787	3.2

	Total Common Stock
	(Cost $620,445,915)	614,395,439	94.3

PREFERRED STOCK: 3.7%
	Consumer Discretionary: 0.3%
3,919	Hyundai Motor Co.	437,871	0.1
6,000	Hyundai Motor Co.- Series 2	682,089	0.1
86,850	Lojas Americanas SA	492,484	0.1
		1,612,444	0.3

	Energy: 0.7%
281	AK Transneft OAO	619,702	0.1
430,600	Petroleo Brasileiro SA	3,201,683	0.5
1,282,123	Surgutneftegas OAO	883,977	0.1
		4,705,362	0.7

	Financials: 1.5%
214,200	Banco Bradesco SA	3,062,813	0.5
34,200	Banco do Estado do Rio Grande do Sul	204,690	0.0
18,060	Grupo de Inversiones Suramericana SA	361,201	0.0
276,030	Itau Unibanco Holding S.A.	3,849,929	0.6
513,822	Investimentos Itau SA	1,956,417	0.3
242,836	Sberbank of Russia	353,203	0.1
		9,788,253	1.5

	Information Technology: 0.4%
3,311	Samsung Electronics Co., Ltd.	2,816,798	0.4

	Materials: 0.5%
142,800	Gerdau SA	686,653	0.1
15,432	Grupo Argos SA/Colombia	171,467	0.0
1,194	LG Chem Ltd.	185,694	0.0
69,700	@ Usinas Siderurgicas de Minas Gerais SA	180,248	0.1
191,500	Vale SA	1,860,431	0.3
		3,084,493	0.5

	Telecommunication Services: 0.1%
48,600	Telefonica Brasil SA	957,010	0.1

	Utilities: 0.2%
122,259	Cia Energetica de Minas Gerais	755,706	0.1
31,800	Cia Energetica de Sao Paulo	344,405	0.1
		1,100,111	0.2

	Total Preferred Stock
	(Cost $27,034,657)	24,064,471	3.7

RIGHTS: 0.0%
	Energy: 0.0%
89,900	Bumi Armada Bhd	15,072	0.0

	Financials: 0.0%
51,600	Agile Property Holdings Ltd.	5,141	0.0
53,133	Country Garden Holdings Co. Ltd.	3,011	0.0
320,760	Yuexiu Property Co. Ltd.	4,957	0.0
		13,109	0.0

	Total Rights
	(Cost $–)	28,181	0.0

WARRANTS: 0.0%
	Materials: 0.0%
24,030	Indorama Ventures PCL W1	3,068	0.0
18,484	Indorama Ventures PCL W2	1,790	0.0

	Total Warrants
	(Cost $6,212)	4,858	0.0

	Total Long-Term Investments
	(Cost $647,486,784)	638,492,949	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc(1): 2.7%
4,218,296	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $4,218,296, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $4,306,132, due 11/17/14-11/15/42)	4,218,296	0.7

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
4,218,296	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $4,218,297, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $4,302,662, due 10/23/14-03/01/48)	$4,218,296	0.6
1,293,083	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,293,084, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,318,945, due 12/31/15-06/30/18)	1,293,083	0.2
4,218,296	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $4,218,296, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,302,662, due 10/02/14-10/01/44)	4,218,296	0.6
3,813,250	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $3,813,255, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,889,263, due 04/15/16-01/15/29)	3,813,250	0.6
		17,761,221	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
5,206,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,206,000)	$5,206,000	0.8

	Total Short-Term Investments
	(Cost $22,967,221)	22,967,221	3.5

	Total Investments in Securities (Cost $670,454,005)	$661,460,170	101.5
	Liabilities in Excess of Other Assets	(9,679,110)	(1.5)
	Net Assets	$651,781,060	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $676,078,242.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$52,454,370
Gross Unrealized Depreciation	(67,072,442)

Net Unrealized Depreciation	$(14,618,072)

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$11,227,063	$44,018,488	$167,949	$55,413,500
Consumer Staples	24,195,333	28,767,841	–	52,963,174
Energy	14,845,642	45,314,288	–	60,159,930
Financials	34,794,751	131,290,228	41,633	166,126,612
Health Care	2,577,987	10,684,398	–	13,262,385
Industrials	9,976,893	33,201,217	–	43,178,110
Information Technology	7,345,758	96,790,366	–	104,136,124
Materials	17,851,176	32,280,137	–	50,131,313
Telecommunication Services	11,785,559	36,212,087	–	47,997,646
Telecommunications	–	362,858	–	362,858
Utilities	6,124,197	14,539,590	–	20,663,787
Total Common Stock	140,724,359	473,461,498	209,582	614,395,439
Preferred Stock	18,969,114	5,095,357	–	24,064,471
Rights	7,968	20,213	–	28,181
Warrants	4,858	–	–	4,858
Short-Term Investments	5,206,000	17,761,221	–	22,967,221
Total Investments, at fair value	$164,912,299	$496,338,289	$209,582	$661,460,170
Liabilities Table
Other Financial Instruments+
Futures	$(374,137)	$–	$–	$(374,137)
Total Liabilities	$(374,137)	$–	$–	$(374,137)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Emerging Markets Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	293	12/19/14	$14,689,555	$(374,137)
			$14,689,555	$(374,137)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$374,137
Total Liability Derivatives		$374,137

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 7.1%
57,529		Bayerische Motoren Werke AG	$6,148,402	1.3
178,696		DaimlerChrysler AG	13,646,536	3.0
188,427		Inditex SA	5,201,310	1.1
48,741		LVMH Moet Hennessy Louis Vuitton S.A.	7,914,708	1.7
			32,910,956	7.1

		Consumer Staples: 9.5%
137,831		Anheuser-Busch InBev Worldwide, Inc.	15,285,246	3.3
112,186		Carrefour S.A.	3,464,824	0.7
107,268	@	Groupe Danone	7,183,340	1.6
43,697		L’Oreal S.A.	6,930,151	1.5
280,017		Unilever NV	11,112,576	2.4
			43,976,137	9.5

		Energy: 9.4%
483,739	L	ENI S.p.A.	11,477,363	2.5
176,537		Repsol YPF S.A.	4,188,198	0.9
426,423		Total S.A.	27,612,787	6.0
			43,278,348	9.4

		Financials: 27.0%
81,848		Allianz AG	13,212,949	2.9
242,181		Assicurazioni Generali S.p.A.	5,077,861	1.1
372,631		AXA S.A.	9,178,907	2.0
2,149,392		Banco Santander Central Hispano S.A.	20,577,595	4.4
1,055,534		Banco Bilbao Vizcaya Argentaria S.A.	12,703,919	2.7
200,469		BNP Paribas	13,304,842	2.9
232,878		Deutsche Bank AG	8,131,561	1.8
691,650	**,@	ING Groep NV	9,831,314	2.1
2,511,989		Intesa Sanpaolo S.p.A.	7,583,048	1.6
27,411		Muenchener Rueckversicherungs AG	5,407,331	1.2
144,366	@	Societe Generale	7,363,842	1.6
17,577		Unibail-Rodamco SE	4,520,083	1.0
998,487		UniCredit SpA	7,844,044	1.7
			124,737,296	27.0

		Health Care: 10.7%
148,267		Bayer AG	20,629,722	4.5
38,566		Essilor International SA	4,229,465	0.9
215,692		Sanofi	24,388,567	5.3
			49,247,754	10.7

		Industrials: 11.4%
89,767		Cie de Saint-Gobain	4,101,610	0.9
171,363		Deutsche Post AG	5,462,234	1.2
102,860		Airbus Group NV	6,465,861	1.4
171,523		Koninklijke Philips NV	5,454,427	1.2
104,630		Schneider Electric SE	8,027,514	1.7
148,481		Siemens AG	17,668,153	3.8
95,815		Vinci S.A.	5,560,256	1.2
			52,740,055	11.4

		Information Technology: 5.4%
68,836		ASML Holding NV	6,818,145	1.5
671,447		Nokia OYJ	5,701,342	1.2
170,484		SAP SE	12,303,834	2.7
			24,823,321	5.4

		Materials: 4.9%
61,781		Air Liquide	7,532,433	1.6
164,678		BASF AG	15,021,572	3.3
			22,554,005	4.9

		Telecommunication Services: 6.5%
555,416		Deutsche Telekom AG	8,407,129	1.8
346,984		Orange SA	5,177,935	1.1
714,791		Telefonica S.A.	11,039,434	2.4
229,596		Vivendi	5,544,267	1.2
			30,168,765	6.5

		Utilities: 6.5%
358,768		E.ON AG	6,551,740	1.4
1,159,270		Enel S.p.A.	6,132,707	1.3
287,250		Gaz de France	7,204,401	1.6
959,300		Iberdrola S.A.	6,857,012	1.5
86,557		RWE AG	3,368,864	0.7
			30,114,724	6.5

	Total Common Stock (Cost $338,196,351)		454,551,361	98.4

PREFERRED STOCK: 1.2%
		Consumer Discretionary: 1.2%
27,663		Volkswagen AG	5,712,662	1.2

	Total Preferred Stock (Cost $4,857,881)		5,712,662	1.2

RIGHTS: 0.0%
		Financials: 0.0%
1,055,534		Banco Bilbao Vizcaya Argentaria SA	105,323	0.0

	Total Rights (Cost $107,162)		105,323	0.0

	Total Long-Term Investments (Cost $343,161,394)		460,369,346	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc(1): 2.6%
2,831,803		Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,831,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $2,890,769, due 11/17/14-11/15/42)	2,831,803	0.6

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,831,803	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,831,804, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,888,439, due 10/23/14-03/01/48)	$2,831,803	0.6
832,371	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $832,371, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $849,019, due 12/31/15-06/30/18)	832,371	0.2
2,831,803	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,831,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,888,439, due 10/02/14-10/01/44)	2,831,803	0.6
2,595,545	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,595,549, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,647,284, due 04/15/16-01/15/29)	2,595,545	0.6
		11,923,325	2.6

	Total Short-Term Investments (Cost $11,923,325)	11,923,325	2.6

	Total Investments in Securities (Cost $355,084,719)	$472,292,671	102.2
	Liabilities in Excess of Other Assets	(10,113,879)	(2.2)
	Net Assets	$462,178,792	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $380,681,583.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$118,932,953
Gross Unrealized Depreciation	(27,321,865)

Net Unrealized Appreciation	$91,611,088

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$32,910,956	$–	$32,910,956
Consumer Staples	–	43,976,137	–	43,976,137
Energy	–	43,278,348	–	43,278,348
Financials	–	124,737,296	–	124,737,296
Health Care	–	49,247,754	–	49,247,754
Industrials	–	52,740,055	–	52,740,055
Information Technology	–	24,823,321	–	24,823,321
Materials	–	22,554,005	–	22,554,005
Telecommunication Services	–	30,168,765	–	30,168,765
Utilities	–	30,114,724	–	30,114,724
Total Common Stock	–	454,551,361	–	454,551,361
Preferred Stock	–	5,712,662	–	5,712,662
Rights	105,323	–	–	105,323
Short-Term Investments	–	11,923,325	–	11,923,325
Total Investments, at fair value	$105,323	$472,187,348	$–	$472,292,671
Other Financial Instruments+
Forward Foreign Currency Contracts	–	44,043	–	44,043
Total Assets	$105,323	$472,231,391	$–	$472,336,714
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(123,650)	$–	$(123,650)
Futures	(14,493)	–	–	(14,493)
Total Liabilities	$(14,493)	$(123,650)	$–	$(138,143)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuer was considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Groep NV	$10,688,135	$-	$(745,664)	$(111,157)	$9,831,314	-	$279,446	$-
	$10,688,135	$-	$(745,664)	$(111,157)	$9,831,314	$-	$279,446	$-

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	4,000,000	Buy	12/17/14	$5,178,632	$5,054,982	$(123,650)
							$(123,650)

JPMorgan Chase & Co.	EU Euro	2,000,000	Sell	12/17/14	$2,571,534	$2,527,491	$44,043
							$44,043

Voya Euro STOXX 50® Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	54	12/19/14	$2,198,249	$(14,493)
			$2,198,249	$(14,493)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$44,043
Total Asset Derivatives		$44,043

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$123,650
Equity contracts	Futures contracts	14,493
Total Liability Derivatives		$138,143

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Citigroup, Inc.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$-	$44,043	$44,043
Total Assets	$-	$44,043	$44,043

Liabilities:
Forward foreign currency contracts	$123,650	$-	$123,650
Total Liabilities	$123,650	$-	$123,650

Net OTC derivative instruments by counterparty, at fair value	$(123,650)	$44,043	$(79,607)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(123,650)	$44,043	$(79,607)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 8.0%
159,431		British Sky Broadcasting PLC	$2,273,973	0.5
67,359		Burberry Group PLC	1,643,021	0.4
27,745		Carnival PLC	1,104,801	0.3
257,186		Compass Group PLC	4,148,179	1.0
142,572		Dixons Carphone PLC	845,309	0.2
247,637		GKN PLC	1,275,221	0.3
35,942		InterContinental Hotels Group PLC	1,385,960	0.3
569,184		ITV PLC	1,911,123	0.5
360,154		Kingfisher PLC	1,883,549	0.4
247,842		Marks & Spencer Group PLC	1,620,503	0.4
22,387		Next PLC	2,396,178	0.6
123,625		Pearson PLC	2,485,126	0.6
46,504		Persimmon PLC	1,000,648	0.2
174,563		Reed Elsevier PLC	2,790,725	0.7
38,503	@	Sports Direct International PLC	384,722	0.1
77,048		TUI Travel PLC	484,924	0.1
27,415		Whitbread PLC	1,842,163	0.4
202,091	@	WPP PLC	4,048,569	1.0
			33,524,694	8.0

		Consumer Staples: 15.8%
52,984		Associated British Foods PLC	2,296,789	0.6
283,406		British American Tobacco PLC	15,969,996	3.8
30,012		Coca-Cola HBC AG	647,686	0.2
382,948		Diageo PLC	11,044,968	2.7
146,479		Imperial Tobacco Group PLC	6,306,753	1.5
215,463		J Sainsbury PLC	876,155	0.2
98,085		Reckitt Benckiser PLC	8,480,147	2.0
143,734		SABMiller PLC	7,965,383	1.9
1,235,026		Tesco PLC	3,689,323	0.9
183,430		Unilever PLC	7,677,953	1.8
329,075	@	WM Morrison Supermarkets PLC	895,402	0.2
			65,850,555	15.8

		Energy: 16.8%
517,446		BG Group PLC	9,552,431	2.3
2,805,943		BP PLC	20,526,288	4.9
39,359		Petrofac Ltd.	659,497	0.2
598,427		Royal Dutch Shell PLC - Class A	22,871,978	5.5
372,893		Royal Dutch Shell PLC - Class B	14,741,849	3.5
137,422	@	Tullow Oil PLC	1,432,765	0.4
			69,784,808	16.8

		Financials: 21.9%
146,508		3i Group PLC	907,348	0.2
149,872		Aberdeen Asset Management PLC	966,895	0.2
29,810		Admiral Group PLC	618,216	0.1
447,776		Aviva PLC	3,788,196	0.9
2,492,691		Barclays PLC	9,168,516	2.2
153,805	@	British Land Co. PLC	1,747,735	0.4
139,566		Capital Shopping Centres Group PLC	727,107	0.2
228,062		Direct Line Insurance Group PLC	1,085,430	0.3
107,581		Hammerson PLC	998,719	0.2
33,414		Hargreaves Lansdown PLC	509,947	0.1
2,899,418		HSBC Holdings PLC	29,461,636	7.1
119,610		Land Securities Group PLC	2,008,272	0.5
902,791		Legal & General Group PLC	3,340,597	0.8
8,217,783	@	Lloyds TSB Group PLC	10,223,423	2.4
36,372		London Stock Exchange Group PLC	1,097,603	0.3
743,054		Old Mutual PLC	2,179,559	0.5
387,960		Prudential PLC	8,624,822	2.1
206,986		Resolution Ltd.	1,030,787	0.2
324,366	@	Royal Bank of Scotland Group PLC	1,932,447	0.5
153,357	@	RSA Insurance Group PLC	1,204,530	0.3
17,183		Schroders PLC	663,450	0.2
78,255		St. James’s Place PLC	922,852	0.2
307,676		Standard Chartered PLC	5,675,004	1.4
363,470		Standard Life PLC	2,432,009	0.6
			91,315,100	21.9

		Health Care: 9.8%
191,868		AstraZeneca PLC	13,749,719	3.3
739,183		GlaxoSmithKline PLC	16,885,896	4.1
89,375		Shire PLC	7,711,373	1.9
136,330		Smith & Nephew PLC	2,293,281	0.5
			40,640,269	9.8

		Industrials: 7.2%
36,481		Aggreko PLC	913,067	0.2
76,526		Ashtead Group PLC	1,287,379	0.3
76,355		Babcock International Group	1,347,334	0.3
480,885		BAE Systems PLC	3,660,316	0.9
50,479		Bunzl PLC	1,313,432	0.3
100,013		Capita Group PLC	1,882,773	0.5
37,773		EasyJet PLC	869,224	0.2
150,882		Experian Group Ltd.	2,397,562	0.6
235,906		Group 4 Securicor PLC	956,578	0.2
41,497		IMI PLC	825,204	0.2
309,552	@	International Consolidated Airlines Group SA	1,837,531	0.4
24,440		Intertek Group PLC	1,035,749	0.3
122,903		Meggitt PLC	896,452	0.2
284,584		Rolls-Royce Holdings PLC	4,429,139	1.1
94,266		Royal Mail PLC	597,205	0.2
59,606		Smiths Group PLC	1,218,282	0.3
37,534		Travis Perkins PLC	1,008,442	0.2
32,310		Weir Group PLC	1,304,839	0.3

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
40,171	Wolseley PLC	$2,104,102	0.5
		29,884,610	7.2

	Information Technology: 1.0%
212,357	ARM Holdings PLC	3,093,855	0.8
164,956	Sage Group PLC/The	974,342	0.2
		4,068,197	1.0

	Materials: 9.3%
198,669	@ Anglo American PLC	4,430,647	1.1
53,961	Antofagasta PLC	627,901	0.1
324,788	BHP Billiton PLC	8,983,777	2.2
112,356	CRH PLC - London	2,552,999	0.6
25,956	Fresnillo PLC	318,343	0.1
1,622,656	Glencore PLC	8,986,765	2.2
31,156	Johnson Matthey PLC	1,469,208	0.4
55,836	Mondi PLC	910,599	0.2
13,961	Randgold Resources Ltd.	946,436	0.2
189,692	Rio Tinto PLC	9,294,827	2.2
		38,521,502	9.3

	Telecommunication Services: 5.0%
1,235,186	BT Group PLC	7,576,593	1.8
4,039,172	Vodafone Group PLC	13,309,899	3.2
		20,886,492	5.0

	Utilities: 4.4%
765,171	Centrica PLC	3,813,548	0.9
573,502	National Grid PLC	8,243,985	2.0
148,231	Scottish & Southern Energy PLC	3,711,734	0.9
36,324	Severn Trent PLC	1,103,602	0.3
103,661	United Utilities Group PLC	1,354,095	0.3
		18,226,964	4.4

	Total Common Stock
	(Cost $329,606,592)	412,703,191	99.2

	Assets in Excess of Other Liabilities	3,395,098	0.8
	Net Assets	$416,098,289	100.0

@	Non-income producing security

Cost for federal income tax purposes is $331,474,926.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,453,351
Gross Unrealized Depreciation	(20,225,086)

Net Unrealized Appreciation	$81,228,265

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,485,126	$31,039,568	$–	$33,524,694
Consumer Staples	–	65,850,555	–	65,850,555
Energy	–	69,784,808	–	69,784,808
Financials	1,204,530	90,110,570	–	91,315,100
Health Care	–	40,640,269	–	40,640,269
Industrials	–	29,884,610	–	29,884,610
Information Technology	–	4,068,197	–	4,068,197
Materials	–	38,521,502	–	38,521,502
Telecommunication Services	–	20,886,492	–	20,886,492
Utilities	–	18,226,964	–	18,226,964
Total Common Stock	3,689,656	409,013,535	–	412,703,191
Total Investments, at fair value	$3,689,656	$409,013,535	$–	$412,703,191
Other Financial Instruments+
Forward Foreign Currency Contracts	–	15,515	–	15,515
Total Assets	$3,689,656	$409,029,050	$–	$412,718,706
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(12,805)	$–	$(12,805)
Futures	(89,519)	–	–	(89,519)
Total Liabilities	$(89,519)	$(12,805)	$–	$(102,324)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	British Pound	800,000	Buy	12/17/14	$1,297,635	$1,296,049	$(1,586)
JPMorgan Chase & Co.	British Pound	900,000	Buy	12/17/14	1,469,274	1,458,055	(11,219)
							$(12,805)

Barclays Bank PLC	British Pound	1,000,000	Sell	12/17/14	$1,635,576	$1,620,061	$15,515
							$15,515

Voya FTSE 100 Index® Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	34	12/19/14	$3,640,869	$(89,519)
			$3,640,869	$(89,519)

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$15,515
Total Asset Derivatives		$15,515

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,805
Equity contracts	Futures contracts	89,519
Total Liability Derivatives		$102,324

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	Citigroup, Inc.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$15,515	$-	$-	$15,515
Total Assets	$15,515	$-	$-	$15,515

Liabilities:
Forward foreign currency contracts	$-	$1,586	$11,219	$12,805
Total Liabilities	$-	$1,586	$11,219	$12,805

Net OTC derivative instruments by counterparty, at fair value	$15,515	$(1,586)	$(11,219)	$2,710

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$15,515	$(1,586)	$(11,219)	$2,710

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 11.6%
13,663		Bayerische Motoren Werke AG	$1,460,231	0.8
50,009		Brinker International, Inc.	2,539,957	1.5
35,300		Home Depot, Inc.	3,238,422	1.8
40,098		Macy’s, Inc.	2,332,902	1.3
33,300		Nike, Inc.	2,970,360	1.7
66,016		Reed Elsevier NV	1,497,670	0.9
21,939		Renault S.A.	1,587,069	0.9
30,800		Starbucks Corp.	2,324,168	1.3
41,100		Toyota Motor Corp.	2,418,290	1.4
			20,369,069	11.6

		Consumer Staples: 9.7%
45,400		Altria Group, Inc.	2,085,676	1.2
39,962		British American Tobacco PLC	2,251,868	1.3
21,161		Casino Guichard Perrachon S.A.	2,276,630	1.3
60,100		ConAgra Foods, Inc.	1,985,704	1.1
23,700		CVS Caremark Corp.	1,886,283	1.1
72,200		Japan Tobacco, Inc.	2,346,170	1.3
39,810		Kraft Foods Group, Inc.	2,245,284	1.3
12,092		KT&G Corp.	1,082,160	0.6
81,274		Spar Group Ltd./The	903,763	0.5
			17,063,538	9.7

		Energy: 8.6%
22,100		Hess Corp.	2,084,472	1.2
83,200	@	Noble Corp. PLC	1,848,704	1.1
32,000		Occidental Petroleum Corp.	3,076,800	1.7
34,500		Royal Dutch Shell PLC - Class A ADR	2,626,485	1.5
24,541	L	Sasol Ltd.	1,331,007	0.7
64,368	L	Total S.A.	4,168,114	2.4
			15,135,582	8.6

		Financials: 18.2%
71,002		Admiral Group PLC	1,472,478	0.8
1,166,000	L	Agile Property Holdings Ltd.	715,933	0.4
69,100		Blackstone Group LP	2,175,268	1.2
2,356,000		China Construction Bank	1,647,651	0.9
147,049		Credit Agricole SA	2,216,556	1.3
31,410		Hyundai Marine & Fire Insurance Co., Ltd.	865,638	0.5
621,538		Intesa Sanpaolo S.p.A.	1,876,263	1.1
61,737		JPMorgan Chase & Co.	3,719,037	2.1
513,623		Legal & General Group PLC	1,900,559	1.1
46,669		Macquarie Group Ltd.	2,348,357	1.3
1,154,300		Mizuho Financial Group, Inc.	2,060,648	1.2
31,300		Prudential Financial, Inc.	2,752,522	1.6
40,455		Starwood Property Trust, Inc.	888,391	0.5
8,219		Swiss Life Holding	1,958,538	1.1
99,000		United Overseas Bank Ltd.	1,735,541	1.0
70,900		Wells Fargo & Co.	3,677,583	2.1
			32,010,963	18.2

		Health Care: 11.2%
19,400		Cardinal Health, Inc.	1,453,448	0.8
30,500		Medtronic, Inc.	1,889,475	1.1
47,800		Merck & Co., Inc.	2,833,584	1.6
39,913		Novartis AG	3,758,543	2.1
92,400		Pfizer, Inc.	2,732,268	1.6
12,183		Roche Holding AG - Genusschein	3,597,678	2.1
63,900		Shionogi & Co., Ltd.	1,466,542	0.8
23,200		UnitedHealth Group, Inc.	2,001,000	1.1
			19,732,538	11.2

		Industrials: 11.4%
575		AP Moller - Maersk A/S - Class B	1,362,086	0.8
21,200		Boeing Co.	2,700,456	1.5
17,200		Caterpillar, Inc.	1,703,316	1.0
1,565,500		China Railway Construction Corp. Ltd.	1,420,664	0.8
59,200		KAR Auction Services, Inc.	1,694,896	1.0
108,700		Komatsu Ltd.	2,512,183	1.4
155,200		Mitsubishi Corp.	3,178,534	1.8
1,324,000		Shenzhen Expressway Co. Ltd.	890,073	0.5
21,176		Siemens AG	2,519,789	1.5
18,800		Union Pacific Corp.	2,038,296	1.1
			20,020,293	11.4

		Information Technology: 12.2%
46,638		Apple, Inc.	4,698,778	2.7
114,000		Cisco Systems, Inc.	2,869,380	1.6
72,000		MediaTek, Inc.	1,066,299	0.6
56,100		Microchip Technology, Inc.	2,649,603	1.5
111,600		Microsoft Corp.	5,173,776	2.9
48,800		Qualcomm, Inc.	3,648,776	2.1
68,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,374,258	0.8
			21,480,870	12.2

		Materials: 5.1%
90,602		BHP Billiton Ltd.	2,670,357	1.5
456,131		Fortescue Metals Group Ltd.	1,385,736	0.8
42,208		Koninklijke DSM NV	2,602,497	1.5
105,000		Steel Dynamics, Inc.	2,374,050	1.3
			9,032,640	5.1

		Telecommunication Services: 5.0%
48,600		CenturyTel, Inc.	1,987,254	1.1
126,500		China Mobile Ltd.	1,480,366	0.9
68,693		MTN Group Ltd.	1,448,269	0.8
810,113		Telecom Corp. of New Zealand Ltd.	1,877,443	1.1

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
90,722	Telenor ASA	$1,991,120	1.1
		8,784,452	5.0

	Utilities: 3.2%
73,500	CenterPoint Energy, Inc.	1,798,545	1.0
27,203	DTE Energy Co.	2,069,604	1.2
97,674	Suez Environnement S.A.	1,652,099	1.0
		5,520,248	3.2
	Total Common Stock (Cost $158,618,993)	169,150,193	96.2

PREFERRED STOCK: 1.5%
	Financials: 0.8%
99,760	Itau Unibanco Holding S.A.	1,391,403	0.8

	Utilities: 0.7%
215,108	Cia Energetica de Minas Gerais	1,329,623	0.7

	Total Preferred Stock (Cost $2,685,504)	2,721,026	1.5

RIGHTS: 0.0%
	Financials: 0.0%
233,200	Agile Property Holdings Ltd.	23,233	0.0

	Total Rights (Cost $–)	23,233	0.0

	Total Long-Term Investments (Cost $161,304,497)	171,894,452	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateralcc(1): 3.1%
1,282,675	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,282,675, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,308,329, due 09/01/15-09/15/49)	1,282,675	0.7
1,282,675	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,282,675, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,308,329, due 10/23/14-03/01/48)	1,282,675	0.7
377,036	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $377,036, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $384,577, due 12/31/15-06/30/18)	377,036	0.2
1,282,675	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,282,675, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,308,328, due 10/02/14-10/01/44)	1,282,675	0.8
1,175,664	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,175,666, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,199,100, due 04/15/16-01/15/29)	1,175,664	0.7
		5,400,725	3.1

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
3,671,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,671,000)	$3,671,000	2.1

	Total Short-Term Investments (Cost $9,071,725)	9,071,725	5.2

	Total Investments in Securities (Cost $170,376,222)	$180,966,177	102.9
	Liabilities in Excess of Other Assets	(5,115,686)	(2.9)
	Net Assets	$175,850,491	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $170,392,605.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,679,168
Gross Unrealized Depreciation	(5,105,596)

Net Unrealized Appreciation	$10,573,572

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$13,405,809	$6,963,260	$–	$20,369,069
Consumer Staples	8,202,947	8,860,591	–	17,063,538
Energy	9,636,461	5,499,121	–	15,135,582
Financials	13,212,801	18,798,162	–	32,010,963
Health Care	10,909,775	8,822,763	–	19,732,538
Industrials	9,027,037	10,993,256	–	20,020,293
Information Technology	20,414,571	1,066,299	–	21,480,870
Materials	2,374,050	6,658,590	–	9,032,640
Telecommunication Services	1,987,254	6,797,198	–	8,784,452
Utilities	3,868,149	1,652,099	–	5,520,248
Total Common Stock	93,038,854	76,111,339	–	169,150,193
Preferred Stock	2,721,026	–	–	2,721,026
Rights	–	23,233	–	23,233

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Short-Term Investments	$3,671,000	$5,400,725	$–	$9,071,725
Total Investments, at fair value	$99,430,880	$81,535,297	$–	$180,966,177
Liabilities Table
Other Financial Instruments+
Futures	$(8,510)	$–	$–	$(8,510)
Total Liabilities	$(8,510)	$–	$–	$(8,510)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Global Value Advantage Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	16	12/19/14	$1,572,400	$(8,510)
			$1,572,400	$(8,510)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liabilities Derivatives	Instrument Type

Equity contracts	Futures contracts	$8,510
Total Asset Derivatives		$8,510

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 3.9%
559,000		Belle International Holdings	$628,579	0.5
279,000		Galaxy Entertainment Group Ltd.	1,619,882	1.4
695,028		Li & Fung Ltd.	789,474	0.7
289,600		Sands China Ltd.	1,510,786	1.3
			4,548,721	3.9

		Consumer Staples: 3.1%
164,000		China Mengniu Diary Co., Ltd.	674,875	0.6
143,286	L	China Resources Enterprise	339,176	0.3
96,000		Hengan International Group Co., Ltd.	944,428	0.8
234,000		Tingyi Cayman Islands Holding Corp.	614,730	0.5
871,000		Want Want China Holdings Ltd.	1,087,561	0.9
			3,660,770	3.1

		Energy: 9.6%
3,052,438		China Petroleum & Chemical Corp.	2,669,793	2.3
408,341		China Shenhua Energy Co., Ltd.	1,136,659	1.0
2,138,714		CNOOC Ltd.	3,688,361	3.1
386,000		Kunlun Energy Co. Ltd.	557,014	0.5
2,526,604		PetroChina Co., Ltd.	3,238,231	2.7
			11,290,058	9.6

		Financials: 54.5%
1,441,200		AIA Group Ltd.	7,437,665	6.3
9,507,746		Bank of China Ltd.	4,259,323	3.6
1,042,451		Bank of Communications Co., Ltd.	726,206	0.6
166,184		Bank of East Asia Ltd.	672,078	0.6
442,629		BOC Hong Kong Holdings Ltd.	1,409,061	1.2
165,739		Cheung Kong Holdings Ltd.	2,726,396	2.3
10,071,107		China Construction Bank	7,043,154	6.0
890,911		China Life Insurance Co., Ltd.	2,476,355	2.1
490,991		China Overseas Land & Investment Ltd.	1,260,052	1.1
244,000		China Resources Land Ltd.	501,917	0.4
268,706		Hang Lung Properties Ltd.	763,769	0.7
91,543		Hang Seng Bank Ltd.	1,468,980	1.3
124,248		Henderson Land Development Co., Ltd.	804,360	0.7
132,941		Hong Kong Exchanges and Clearing Ltd.	2,861,388	2.4
1,626,828		HSBC Holdings PLC	16,559,118	14.1
8,840,340		Industrial and Commercial Bank of China Ltd.	5,525,272	4.7
624,100		New World Development Ltd.	727,041	0.6
243,716		Ping An Insurance Group Co. of China Ltd.	1,828,580	1.6
363,265		Sino Land Co.	559,966	0.5
146,555		Sun Hung Kai Properties Ltd.	2,079,491	1.8
75,591		Swire Pacific Ltd.	973,037	0.8
180,637		Wharf Holdings Ltd.	1,283,015	1.1
			63,946,224	54.5

		Industrials: 4.8%
140,818		Cathay Pacific Airways Ltd.	258,719	0.2
136,340	L	China Merchants Holdings International Co., Ltd.	421,090	0.4
593,811		Citic Pacific Ltd.	991,106	0.8
210,697		Cosco Pacific Ltd.	279,449	0.2
254,464		Hutchison Whampoa Ltd.	3,076,116	2.6
174,143		MTR Corp.	682,871	0.6
			5,709,351	4.8

		Information Technology: 9.4%
688,000		Lenovo Group Ltd.	1,024,771	0.9
670,875		Tencent Holdings Ltd.	9,983,592	8.5
			11,008,363	9.4

		Telecommunication Services: 8.2%
729,601		China Mobile Ltd.	8,538,155	7.3
715,110		China Unicom Ltd.	1,072,483	0.9
			9,610,638	8.2

		Utilities: 4.7%
227,654		China Resources Power Holdings Co.	613,382	0.5
227,431		CLP Holdings Ltd.	1,826,875	1.6
757,965		Hong Kong & China Gas	1,643,835	1.4
165,322		Power Assets Holdings Ltd.	1,461,235	1.2
			5,545,327	4.7

	Total Common Stock
	(Cost $94,932,784)		115,319,452	98.2

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Securities Lending Collateralcc(1): 0.3%
297,703	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $297,703, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $303,657, due 10/02/14-10/01/44)
	(Cost $297,703)	$297,703	0.3

	Total Short-Term Investments
	(Cost $297,703)	297,703	0.3

	Total Investments in Securities (Cost $95,230,487)	$115,617,155	98.5
	Assets in Excess of Other Liabilities	1,728,827	1.5
	Net Assets	$117,345,982	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $98,674,136.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,343,082
Gross Unrealized Depreciation	(5,400,063)

Net Unrealized Appreciation	$16,943,019

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$789,474	$3,759,247	$–	$4,548,721
Consumer Staples	–	3,660,770	–	3,660,770
Energy	–	11,290,058	–	11,290,058
Financials	–	63,946,224	–	63,946,224
Industrials	991,106	4,718,245	–	5,709,351
Information Technology	–	11,008,363	–	11,008,363

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Telecommunication Services	$–	$9,610,638	$–	$9,610,638
Utilities	1,643,835	3,901,492	–	5,545,327
Total Common Stock	3,424,415	111,895,037	–	115,319,452
Short-Term Investments	–	297,703	–	297,703
Total Investments, at fair value	$3,424,415	$112,192,740	$–	$115,617,155
Other Financial Instruments+
Forward Foreign Currency Contracts	–	6,720	–	6,720
Total Assets	$3,424,415	$112,199,460	$–	$115,623,875
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9,184)	$–	$(9,184)
Futures	(78,817)	–	–	(78,817)
Total Liabilities	$(78,817)	$(9,184)	$–	$(88,001)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Hong Kong Sar Dollar	34,000,000	Buy	12/17/14	$4,387,238	$4,378,054	$(9,184)
							$(9,184)

JPMorgan Chase & Co.	Hong Kong Sar Dollar	4,000,000	Sell	12/17/14	$515,853	$515,066	$787
JPMorgan Chase & Co.	Hong Kong Sar Dollar	25,000,000	Sell	12/17/14	3,225,090	3,219,157	5,933
							$6,720

Voya Hang Seng Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	17	10/30/14	$2,498,052	$(78,817)
			$2,498,052	$(78,817)

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$6,720
Total Asset Derivatives		$6,720

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$9,184
Equity contracts	Futures contracts	78,817
Total Liability Derivatives		$88,001

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Brown Brothers Harriman & Co.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$-	$6,720	$6,720
Total Assets	$-	$6,720	$6,720

Liabilities:
Forward foreign currency contracts	$9,184	$-	$9,184
Total Liabilities	$9,184	$-	$9,184

Net OTC derivative instruments by counterparty, at fair value	$(9,184)	$6,720	$(2,464)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(9,184)	$6,720	$(2,464)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 12.1%
4,828	@	Amazon.com, Inc.	$1,556,740	0.2
8,345		Chipotle Mexican Grill, Inc.	5,562,694	0.8
208,709		Comcast Corp. – Class A	11,224,370	1.5
81,502	@	Delphi Automotive PLC	4,999,333	0.7
47,875		Discovery Communications, Inc. - Class C	1,784,780	0.2
27,421	@	Dollar Tree, Inc.	1,537,495	0.2
71,989		GameStop Corp.	2,965,947	0.4
115,405		Gap, Inc.	4,811,234	0.6
136,584		Hilton Worldwide Holdings, Inc.	3,364,064	0.5
117,629		Home Depot, Inc.	10,791,284	1.5
75,094		Lowe’s Cos, Inc.	3,973,974	0.5
106,203		Macy’s, Inc.	6,178,891	0.8
19,658		McDonald’s Corp.	1,863,775	0.3
73,851		Michael Kors Holdings Ltd.	5,272,223	0.7
91,639		Nike, Inc.	8,174,199	1.1
38,826		Petsmart, Inc.	2,721,314	0.4
12,503	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,477,480	0.2
127,358		Walt Disney Co.	11,338,683	1.5
			89,598,480	12.1

		Consumer Staples: 8.3%
208,970		Altria Group, Inc.	9,600,082	1.3
103,405		Archer-Daniels-Midland Co.	5,283,995	0.7
69,819		Coca-Cola Co.	2,978,478	0.4
32,503		Coca-Cola Enterprises, Inc.	1,441,833	0.2
26,869		Costco Wholesale Corp.	3,367,223	0.4
119,484		CVS Caremark Corp.	9,509,732	1.3
67,861		Kimberly-Clark Corp.	7,299,808	1.0
72,352		Molson Coors Brewing Co.	5,385,883	0.7
47,772	@	Monster Beverage Corp.	4,379,259	0.6
23,174		PepsiCo, Inc.	2,157,268	0.3
30,138		Philip Morris International, Inc.	2,513,509	0.3
71,571		Procter & Gamble Co.	5,993,356	0.8
25,369		Wal-Mart Stores, Inc.	1,939,967	0.3
			61,850,393	8.3

		Energy: 9.9%
72,712		Anadarko Petroleum Corp.	7,375,905	1.0
86,367	@	Cameron International Corp.	5,733,042	0.8
52,448		Chevron Corp.	6,258,096	0.8
21,304		ConocoPhillips	1,630,182	0.2
72,266		EOG Resources, Inc.	7,155,779	1.0
147,437		ExxonMobil Corp.	13,866,450	1.9
104,992		Halliburton Co.	6,773,034	0.9
87,078	@	Noble Corp. PLC	1,934,873	0.3
85,975		Occidental Petroleum Corp.	8,266,496	1.1
68,072		Royal Dutch Shell PLC - Class A ADR	5,182,321	0.7
21,409		Schlumberger Ltd.	2,177,081	0.3
62,269		Statoil ASA ADR	1,691,226	0.2
25,631		Total S.A. ADR	1,651,918	0.2
75,763		Valero Energy Corp.	3,505,554	0.5
			73,201,957	9.9

		Financials: 15.3%
54,027		Ameriprise Financial, Inc.	6,665,851	0.9
225,990		Bank of America Corp.	3,853,129	0.5
49,052	@	Berkshire Hathaway, Inc.	6,776,043	0.9
137,692		Blackstone Group LP	4,334,544	0.6
33,957		Capital One Financial Corp.	2,771,570	0.4
67,941		Charles Schwab Corp.	1,996,786	0.3
62,691		Citigroup, Inc.	3,248,648	0.4
103,600		Discover Financial Services	6,670,804	0.9
40,362		Extra Space Storage, Inc.	2,081,468	0.3
314,339		Fifth Third Bancorp.	6,293,067	0.9
39,125		HCP, Inc.	1,553,654	0.2
267,650		Host Hotels & Resorts, Inc.	5,708,974	0.8
102,218		Invesco Ltd.	4,035,567	0.5
254,504		JPMorgan Chase & Co.	15,331,321	2.1
98,415		Lincoln National Corp.	5,273,076	0.7
80,965		ProLogis, Inc.	3,052,381	0.4
79,731		Prudential Financial, Inc.	7,011,544	0.9
599,835		Regions Financial Corp.	6,022,343	0.8
59,765		UnumProvident Corp.	2,054,721	0.3
55,184		Weingarten Realty Investors	1,738,296	0.2
215,955		Wells Fargo & Co.	11,201,586	1.5
170,611	@	XL Group PLC	5,659,167	0.8
			113,334,540	15.3

		Health Care: 13.0%
103,876		AbbVie, Inc.	5,999,878	0.8
6,216	@	Actavis PLC	1,499,797	0.2
21,216		Aetna, Inc.	1,718,496	0.2
37,626	@	Alexion Pharmaceuticals, Inc.	6,239,143	0.9
12,539		Amgen, Inc.	1,761,228	0.2
35,095		Bristol-Myers Squibb Co.	1,796,162	0.3
63,489		Cardinal Health, Inc.	4,756,596	0.6
44,714		Cigna Corp.	4,055,113	0.6
26,688	@	Edwards Lifesciences Corp.	2,726,179	0.4
79,480	@	Gilead Sciences, Inc.	8,460,646	1.1
20,661		Humana, Inc.	2,691,922	0.4
83,087		Johnson & Johnson	8,856,243	1.2
88,536		Medtronic, Inc.	5,484,805	0.7
214,115		Merck & Co., Inc.	12,692,737	1.7
66,251	@	Mylan Laboratories	3,013,758	0.4
458,877		Pfizer, Inc.	13,568,993	1.8

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
74,539	UnitedHealth Group, Inc.	$6,428,989	0.9
35,078	WellPoint, Inc.	4,196,030	0.6
		95,946,715	13.0

	Industrials: 11.1%
11,597	3M Co.	1,643,063	0.2
109,162	ADT Corp.	3,870,884	0.5
109,540	Ametek, Inc.	5,500,003	0.7
72,036	Boeing Co.	9,175,946	1.2
80,754	Caterpillar, Inc.	7,997,069	1.1
93,430	Danaher Corp.	7,098,811	1.0
88,373	Delta Airlines, Inc.	3,194,684	0.4
60,413	Fluor Corp.	4,034,984	0.5
53,871	General Dynamics Corp.	6,846,465	0.9
278,789	General Electric Co.	7,142,574	1.0
14,155	Northrop Grumman Corp.	1,865,063	0.3
131,866	@ Quanta Services, Inc.	4,785,417	0.7
25,023	Roper Industries, Inc.	3,660,615	0.5
131,270	Southwest Airlines Co.	4,432,988	0.6
90,047	Union Pacific Corp.	9,762,896	1.3
14,376	United Technologies Corp.	1,518,106	0.2
		82,529,568	11.1

	Information Technology: 19.2%
293,002	Apple, Inc.	29,519,951	4.0
428,641	Cisco Systems, Inc.	10,788,894	1.5
40,548	Cognizant Technology Solutions Corp.	1,815,334	0.2
37,645	Computer Sciences Corp.	2,301,992	0.3
124,393	@ Electronic Arts, Inc.	4,429,635	0.6
154,370	EMC Corp.	4,516,866	0.6
47,040	@ F5 Networks, Inc.	5,585,530	0.8
48,976	Facebook, Inc.	3,871,063	0.5
5,659	Google, Inc.	3,267,280	0.4
12,186	Google, Inc. – Class A	7,170,364	1.0
115,112	Hewlett-Packard Co.	4,083,023	0.6
20,857	International Business Machines Corp.	3,959,284	0.5
102,105	Intel Corp.	3,555,296	0.5
85,507	Microchip Technology, Inc.	4,038,496	0.5
46,789	@ Micron Technology, Inc.	1,602,991	0.2
444,619	Microsoft Corp.	20,612,537	2.8
56,252	NetApp, Inc.	2,416,586	0.3
220,434	Oracle Corp.	8,438,213	1.1
145,473	Qualcomm, Inc.	10,877,016	1.5
7,105	Visa, Inc.	1,515,994	0.2
19,765	VMware, Inc.	1,854,748	0.3
30,181	Western Digital Corp.	2,937,215	0.4
216,653	Xerox Corp.	2,866,319	0.4
		142,024,627	19.2

	Materials: 3.8%
15,637	CF Industries Holdings, Inc.	4,366,163	0.6
73,905	Eastman Chemical Co.	5,978,176	0.8
189,359	Freeport-McMoRan, Inc.	6,182,571	0.8
94,378	International Paper Co.	4,505,606	0.6
65,047	@ LyondellBasell Industries NV - Class A	7,068,007	1.0
		28,100,523	3.8

	Telecommunication Services: 2.3%
130,327	AT&T, Inc.	4,592,723	0.6
245,038	Verizon Communications, Inc.	12,249,450	1.7
		16,842,173	2.3

	Utilities: 3.2%
102,966	AES Corp.	1,460,058	0.2
133,531	CenterPoint Energy, Inc.	3,267,504	0.4
53,255	DTE Energy Co.	4,051,640	0.5
74,956	Entergy Corp.	5,796,348	0.8
96,174	Pinnacle West Capital Corp.	5,254,947	0.7
113,512	Public Service Enterprise Group, Inc.	4,227,187	0.6
		24,057,684	3.2

	Total Common Stock
	(Cost $611,376,139)	727,486,660	98.2

SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
12,716,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $12,716,715)	12,716,715	1.7

	Total Short-Term Investments
	(Cost $12,716,715)	12,716,715	1.7

	Total Investments in Securities (Cost $624,092,854)	$740,203,375	99.9
	Assets in Excess of Other Liabilities	503,725	0.1
	Net Assets	$740,707,100	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $625,462,570.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$121,716,777
Gross Unrealized Depreciation	(6,975,972)

Net Unrealized Appreciation	$114,740,805

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$727,486,660	$–	$–	$727,486,660
Short-Term Investments	12,716,715	–	–	12,716,715
Total Investments, at fair value	$740,203,375	$–	$–	$740,203,375
Liabilities Table
Other Financial Instruments+
Futures	$(53,190)	$–	$–	$(53,190)
Total Liabilities	$(53,190)	$–	$–	$(53,190)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	100	12/19/14	$9,827,500	$(53,190)
			$9,827,500	$(53,190)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liabilities Derivatives	Instrument Type

Equity contracts	Futures contracts	$53,190
Total Asset Derivatives		$53,190

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.6%
10,071		Advance Auto Parts, Inc.	$1,312,251	0.2
85,548	@	ANN, Inc.	3,518,589	0.5
72,353	@	Bally Technologies, Inc.	5,838,887	0.8
118,828		Brinker International, Inc.	6,035,274	0.9
124,702		Cheesecake Factory	5,673,941	0.8
7,104		Chipotle Mexican Grill, Inc.	4,735,455	0.7
40,811		Cinemark Holdings, Inc.	1,389,206	0.2
51,940	@	Deckers Outdoor Corp.	5,047,529	0.7
57,062		DineEquity, Inc.	4,655,689	0.7
121,800		Foot Locker, Inc.	6,778,170	1.0
152,680		Gentex Corp.	4,087,244	0.6
112,513		Guess?, Inc.	2,471,911	0.3
37,948		Hanesbrands, Inc.	4,077,133	0.6
134,705	@	Jarden Corp.	8,097,118	1.2
56,974		Lamar Advertising Co.	2,805,970	0.4
64,970		Life Time Fitness, Inc.	3,277,087	0.5
241,077	@	LKQ Corp.	6,410,237	0.9
125,925	L	MDC Holdings, Inc.	3,188,421	0.5
281,147	@	Office Depot, Inc.	1,445,096	0.2
60,579		Polaris Industries, Inc.	9,074,128	1.3
10,321	@	Signet Jewelers Ltd.	1,175,665	0.2
10,149		Thor Industries, Inc.	522,674	0.1
127,444	@	Toll Brothers, Inc.	3,971,155	0.6
10,134		Tupperware Corp.	699,651	0.1
38,292	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,524,966	0.6
			100,813,447	14.6

		Consumer Staples: 3.4%
18,975		Church & Dwight Co., Inc.	1,331,286	0.2
67,717		Energizer Holdings, Inc.	8,343,411	1.2
277,269		Flowers Foods, Inc.	5,090,659	0.7
50,089		Hain Celestial Group, Inc.	5,126,609	0.7
50,215		Ingredion, Inc.	3,805,795	0.6
			23,697,760	3.4

		Energy: 4.4%
138,548		Bill Barrett Corp.	3,053,598	0.4
89,909		Consol Energy, Inc.	3,403,955	0.5
35,364		HollyFrontier Corp.	1,544,700	0.2
12,312		Oceaneering International, Inc.	802,373	0.1
178,827		Patterson-UTI Energy, Inc.	5,817,242	0.9
30,124		Rosetta Resources, Inc.	1,342,325	0.2
55,898		SM Energy Co.	4,360,044	0.6
141,179		Superior Energy Services	4,640,554	0.7
90,103	@	Unit Corp.	5,284,541	0.8
			30,249,332	4.4

		Financials: 21.5%
47,310		Alexander & Baldwin, Inc.	1,701,741	0.3
167,743		Arthur J. Gallagher & Co.	7,608,822	1.1
66,964	@	Aspen Insurance Holdings Ltd.	2,864,050	0.4
91,344		BankUnited, Inc.	2,785,079	0.4
114,335	L	Carlyle Group L.P.	3,482,644	0.5
18,642		Corporate Office Properties Trust SBI MD	479,472	0.1
87,231		Corrections Corp. of America	2,997,257	0.4
488,721		DCT Industrial Trust, Inc.	3,670,295	0.5
27,692		East-West Bancorp., Inc.	941,528	0.1
43,150	@	Everest Re Group Ltd.	6,990,731	1.0
137,533		Extra Space Storage, Inc.	7,092,577	1.0
7,641		Federal Realty Investment Trust	905,153	0.1
225,629		First American Financial Corp.	6,119,058	0.9
69,206		First Republic Bank	3,417,392	0.5
164,591		FirstMerit Corp.	2,896,802	0.4
49,373		FNF Group	1,369,607	0.2
130,777		HCC Insurance Holdings, Inc.	6,315,221	0.9
144,516		Highwoods Properties, Inc.	5,621,672	0.8
41,838		Home Properties, Inc.	2,436,645	0.4
147,226		Host Hotels & Resorts, Inc.	3,140,331	0.5
56,297		Invesco Ltd.	2,222,606	0.3
7,614		Jones Lang LaSalle, Inc.	961,953	0.1
306,254		Keycorp	4,082,366	0.6
171,074		LaSalle Hotel Properties	5,857,574	0.9
14,195		Mid-America Apartment Communities, Inc.	931,902	0.1
132,798		PacWest Bancorp	5,475,262	0.8
27,103		Primerica, Inc.	1,306,907	0.2
34,001		ProAssurance Corp.	1,498,424	0.2
40,971		Prosperity Bancshares, Inc.	2,342,312	0.3
73,434		Protective Life Corp.	5,097,054	0.7
25,783		Raymond James Financial, Inc.	1,381,453	0.2
24,368		Realty Income Corp.	993,971	0.1
26,730		Reinsurance Group of America, Inc.	2,141,875	0.3
23,775	@	RenaissanceRe Holdings Ltd.	2,377,262	0.4
39,463		SEI Investments Co.	1,426,982	0.2
60,192		Signature Bank	6,745,116	1.0
87,001		SL Green Realty Corp.	8,814,941	1.3
205,873		Starwood Property Trust, Inc.	4,520,971	0.7
58,947	@	SVB Financial Group	6,607,369	1.0
116,743		The Geo Group, Inc.	4,461,917	0.7
11,376		Waddell & Reed Financial, Inc.	588,025	0.1
181,962		Webster Financial Corp.	5,302,373	0.8
			147,974,692	21.5

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 10.4%
31,833		Align Technology, Inc.	$1,645,130	0.2
9,161	@	Bio-Rad Laboratories, Inc.	1,038,857	0.2
72,830	@	Centene Corp.	6,023,769	0.9
88,680		Charles River Laboratories International, Inc.	5,297,743	0.8
84,852	@	Community Health Systems, Inc.	4,649,041	0.7
75,068		Covance, Inc.	5,907,852	0.9
32,306		Cubist Pharmaceuticals, Inc.	2,143,180	0.3
21,836		Endo International PLC	1,492,272	0.2
45,988		Health Net, Inc.	2,120,507	0.3
71,437	@	Henry Schein, Inc.	8,320,267	1.2
17,898	@	Medivation, Inc.	1,769,575	0.3
116,470		Mednax, Inc.	6,384,885	0.9
66,982		Owens & Minor, Inc.	2,192,991	0.3
27,939	@	Salix Pharmaceuticals Ltd.	4,365,189	0.6
65,224		Steris Corp.	3,519,487	0.5
137,366	@	Thoratec Corp.	3,671,793	0.5
9,830	@	United Therapeutics Corp.	1,264,630	0.2
35,615		Universal Health Services, Inc.	3,721,768	0.5
53,590	@	VCA, Inc.	2,107,695	0.3
71,357		WellCare Health Plans, Inc.	4,305,681	0.6
			71,942,312	10.4

		Industrials: 15.6%
70,529		Aecom Technology Corp.	2,380,354	0.4
96,545		AGCO Corp.	4,388,936	0.6
132,692		Alaska Air Group, Inc.	5,777,410	0.8
16,793		Alliant Techsystems, Inc.	2,143,459	0.3
81,997		Ametek, Inc.	4,117,069	0.6
26,185		BE Aerospace, Inc.	2,197,969	0.3
30,836		Civeo Corp.	358,006	0.1
87,366		Clarcor, Inc.	5,511,047	0.8
15,817		Corporate Executive Board Co.	950,127	0.1
5,200		Deluxe Corp.	286,832	0.0
39,712		GATX Corp.	2,317,989	0.3
39,283		Granite Construction, Inc.	1,249,592	0.2
51,157		Hubbell, Inc.	6,165,953	0.9
16,428		Huntington Ingalls Industries, Inc.	1,711,962	0.3
414,062	@	JetBlue Airways Corp.	4,397,338	0.6
58,585		KAR Auction Services, Inc.	1,677,289	0.2
79,498		Lincoln Electric Holdings, Inc.	5,496,094	0.8
449,082		Mueller Water Products, Inc.	3,718,399	0.5
139,499	L	NOW, Inc./DE	4,242,165	0.6
16,471	@	Old Dominion Freight Line	1,163,511	0.2
118,133		Oshkosh Truck Corp.	5,215,572	0.8
129,664	@	Quanta Services, Inc.	4,705,507	0.7
80,069		Regal-Beloit Corp.	5,144,433	0.8
23,378		Roper Industries, Inc.	3,419,968	0.5
100,047		Terex Corp.	3,178,493	0.5
14,443		Towers Watson & Co.	1,437,078	0.2
149,791		Trinity Industries, Inc.	6,998,236	1.0
16,095		Wabtec Corp.	1,304,339	0.2
154,437		Waste Connections, Inc.	7,493,283	1.1
106,328		Woodward Governor Co.	5,063,339	0.7
90,729		Xylem, Inc.	3,219,972	0.5
			107,431,721	15.6

		Information Technology: 16.3%
132,658		Adtran, Inc.	2,723,469	0.4
16,340		Anixter International, Inc.	1,386,286	0.2
92,948	@	Ansys, Inc.	7,033,375	1.0
124,851		ARRIS Group, Inc.	3,540,150	0.5
172,526		Broadridge Financial Solutions, Inc. ADR	7,182,257	1.0
95,526		Commvault Systems, Inc.	4,814,510	0.7
69,218		Conversant, Inc.	2,370,717	0.3
7,036	@	Equinix, Inc.	1,495,009	0.2
38,701	@	F5 Networks, Inc.	4,595,357	0.7
42,564		Fairchild Semiconductor International, Inc.	661,019	0.1
102,476	@	Gartner, Inc.	7,528,912	1.1
205,274		Ingram Micro, Inc.	5,298,122	0.8
296,226	@	Integrated Device Technology, Inc.	4,724,805	0.7
87,436	@	International Rectifier Corp.	3,430,989	0.5
14,952		Jack Henry & Associates, Inc.	832,228	0.1
42,873		KLA-Tencor Corp.	3,377,535	0.5
56,798		Knowles Corp.	1,505,147	0.2
88,391		Lexmark International, Inc.	3,756,618	0.6
36,379		National Instruments Corp.	1,125,202	0.2
34,275	L	NeuStar, Inc.	851,048	0.1
78,529		Plantronics, Inc.	3,752,116	0.6
422,179	@	Polycom, Inc.	5,186,469	0.8
130,007	@	PTC, Inc.	4,797,258	0.7
78,064	@	Riverbed Technolgoy, Inc.	1,447,697	0.2
150,339	@	Semtech Corp.	4,081,704	0.6
123,073		Skyworks Solutions, Inc.	7,144,388	1.0
136,989		SolarWinds, Inc.	5,760,387	0.8
21,358	@	Synopsys, Inc.	847,806	0.1
75,673		Teradyne, Inc.	1,467,299	0.2
43,496	@	Trimble Navigation Ltd.	1,326,628	0.2
29,493		Ultimate Software Group, Inc.	4,173,554	0.6
36,050		WEX, Inc.	3,977,036	0.6
			112,195,097	16.3

		Materials: 7.5%
91,692		Albemarle Corp.	5,400,659	0.8
26,417		Cabot Corp.	1,341,191	0.2

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
338,970	L	Cliffs Natural Resources, Inc.	$3,518,509	0.5
305,213		Commercial Metals Co.	5,209,986	0.8
37,127		Eastman Chemical Co.	3,003,203	0.4
148,614	@	Louisiana-Pacific Corp.	2,019,664	0.3
89,314		Minerals Technologies, Inc.	5,511,567	0.8
113,372		Packaging Corp. of America	7,235,401	1.1
24,858		Rock-Tenn Co.	1,182,744	0.2
26,393		Royal Gold, Inc.	1,713,961	0.3
318,359		Steel Dynamics, Inc.	7,198,097	1.0
76,571		United States Steel Corp.	2,999,286	0.4
136,823		Worthington Industries	5,092,552	0.7
			51,426,820	7.5

		Telecommunication Services: 0.7%
34,523		SBA Communications Corp.	3,828,601	0.6
41,800		Telephone & Data Systems, Inc.	1,001,528	0.1
			4,830,129	0.7

		Utilities: 4.3%
175,614		CenterPoint Energy, Inc.	4,297,275	0.6
59,368		DTE Energy Co.	4,516,717	0.7
91,338		El Paso Electric Co.	3,338,404	0.5
21,811		Energen Corp.	1,575,627	0.2
178,441		Great Plains Energy, Inc.	4,312,919	0.6
72,821		Idacorp, Inc.	3,903,934	0.6
112,056		ONE Gas, Inc.	3,837,918	0.6
52,983		Pinnacle West Capital Corp.	2,894,991	0.4
35,916		PNM Resources, Inc.	894,667	0.1
			29,572,452	4.3

	Total Common Stock
	(Cost $594,837,670)		680,133,762	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 1.5%
2,529,530	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,529,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,580,121, due 09/01/15-09/15/49)	$2,529,530	0.4
2,529,530	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,529,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,580,121, due 10/23/14-03/01/48)	2,529,530	0.4
694,719	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $694,719, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $708,614, due 12/31/15-06/30/18)	694,719	0.1
2,529,530	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,529,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,580,121, due 10/02/14-10/01/44)	2,529,530	0.3
2,367,327	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,367,330, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,414,517, due 04/15/16-01/15/29)	2,367,327	0.3
		10,650,636	1.5

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,303,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,303,608)	$8,303,608	1.2

	Total Short-Term Investments
	(Cost $18,954,244)	18,954,244	2.7

	Total Investments in Securities (Cost $613,791,914)	$699,088,006	101.4
	Liabilities in Excess of Other Assets	(9,610,980)	(1.4)
	Net Assets	$689,477,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $614,145,141.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,474,213
Gross Unrealized Depreciation	(20,531,348)

Net Unrealized Appreciation	$84,942,865

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$680,133,762	$–	$–	$680,133,762
Short-Term Investments	8,303,608	10,650,636	–	18,954,244
Total Investments, at fair value	$688,437,370	$10,650,636	$–	$699,088,006
Liabilities Table
Other Financial Instruments+
Futures	$(210,461)	$–	$–	$(210,461)
Total Liabilities	$(210,461)	$–	$–	$(210,461)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	45	12/19/14	$6,144,300	$(210,461)
			$6,144,300	$(210,461)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$210,461
Total Liability Derivatives		$210,461

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.5%
45,594		Arctic Cat, Inc.	$1,587,583	0.5
11,308		Big 5 Sporting Goods Corp.	105,956	0.0
582	@	Biglari Holdings, Inc.	197,740	0.1
19,555		Brown Shoe Co., Inc.	530,527	0.2
1,952	@	Buffalo Wild Wings, Inc.	262,095	0.1
168,780		Callaway Golf Co.	1,221,967	0.4
9,831		Cato Corp.	338,776	0.1
25,750		Cheesecake Factory	1,171,625	0.4
43,732		Childrens Place Retail Stores, Inc.	2,084,267	0.7
48,280		Cinemark Holdings, Inc.	1,643,451	0.5
66,884		Dana Holding Corp.	1,282,166	0.4
28,372		DineEquity, Inc.	2,314,872	0.8
80,081		Finish Line	2,004,428	0.6
16,217		Fred’s, Inc.	227,038	0.1
20,999		Harte-Hanks, Inc.	133,764	0.0
22,157		Haverty Furniture Cos., Inc.	482,801	0.2
4,644	@	Helen of Troy Ltd.	243,903	0.1
35,649	@	Hibbett Sporting Goods, Inc.	1,519,717	0.5
48,351		Jack in the Box, Inc.	3,297,055	1.1
13,512		Kirkland’s, Inc.	217,678	0.1
96,111		La-Z-Boy, Inc.	1,902,037	0.6
13,330		Lumber Liquidators	764,875	0.2
18,141		Marriott Vacations Worldwide Corp.	1,150,321	0.4
46,225		Monro Muffler, Inc.	2,243,299	0.7
33,239		Movado Group, Inc.	1,098,881	0.4
31,880	L	Outerwall, Inc.	1,788,468	0.6
56,277		Papa John’s International, Inc.	2,250,517	0.7
6,760	@	Perry Ellis International, Inc.	137,566	0.0
14,663	L	PetMed Express, Inc.	199,417	0.1
50,924		Pool Corp.	2,745,822	0.9
3,662		Red Robin Gourmet Burgers, Inc.	208,368	0.1
58,389		Ruth’s Hospitality Group, Inc.	644,615	0.2
10,250		Sizmek, Inc.	79,335	0.0
97,696	L	Smith & Wesson Holding Corp.	922,250	0.3
32,551		Standard Motor Products, Inc.	1,120,731	0.4
31,440	L	Sturm Ruger & Co., Inc.	1,530,814	0.5
14,420	@	Universal Electronics, Inc.	711,915	0.2
14,057		Vail Resorts, Inc.	1,219,585	0.4
21,517		VOXX International Corp.	200,108	0.1
76,273		Wolverine World Wide, Inc.	1,911,401	0.6
20,255	@	Zumiez, Inc.	569,166	0.2
			44,266,900	14.5

		Consumer Staples: 3.5%
9,463		Andersons, Inc.	595,033	0.2
5,923		Calavo Growers, Inc.	267,364	0.1
43,430		Casey’s General Stores, Inc.	3,113,931	1.0
13,429	@	Darling International, Inc.	246,019	0.1
8,503		Inter Parfums, Inc.	233,833	0.1
2,770		J&J Snack Foods Corp.	259,161	0.1
34,674		Medifast, Inc.	1,138,347	0.3
53,680		Pinnacle Foods, Inc.	1,752,652	0.6
23,508		Sanderson Farms, Inc.	2,067,529	0.7
18,715		SpartanNash Co.	364,007	0.1
4,234		TreeHouse Foods, Inc.	340,837	0.1
5,805		WD-40 Co.	394,508	0.1
			10,773,221	3.5

		Energy: 4.9%
4,402		Bristow Group, Inc.	295,814	0.1
82,271		C&J Energy Services, Inc.	2,513,379	0.8
48,197		Carrizo Oil & Gas, Inc.	2,593,962	0.8
110,318		Cloud Peak Energy, Inc.	1,392,213	0.5
99,513	@	Energy XXI Bermuda Ltd.	1,129,473	0.4
10,483		Exterran Holdings, Inc.	464,502	0.2
1,732	@	Geospace Technologies Corp.	60,880	0.0
31,083		Green Plains Renewable Energy, Inc.	1,162,193	0.4
219,511	@	Key Energy Services, Inc.	1,062,433	0.3
19,734	@	Matrix Service Co.	475,984	0.2
154,717		Petroquest Energy, Inc.	869,510	0.3
71,980		Pioneer Energy Services Corp.	1,009,160	0.3
22,132	@,L	Swift Energy Co.	212,467	0.1
7,975		Tesco Corp.	158,304	0.0
18,500	@	Tetra Technologies, Inc.	200,170	0.1
20,553	@	Unit Corp.	1,205,433	0.4
			14,805,877	4.9

		Financials: 21.0%
16,842		American Assets Trust, Inc.	555,281	0.2
63,554		Associated Estates Realty Corp.	1,112,831	0.4
7,252		Banner Corp.	278,984	0.1
11,574		BofI Holding, Inc.	841,546	0.3
84,450		Boston Private Financial Holdings, Inc.	1,046,335	0.3
26,086		Cash America International, Inc.	1,142,567	0.4
31,075		Cedar Shopping Centers, Inc.	183,342	0.1
26,753		Chesapeake Lodging Trust	779,850	0.3
9,134		Community Bank System, Inc.	306,811	0.1
50,125		Coresite Realty Corp.	1,647,609	0.5
59,496		CubeSmart	1,069,738	0.3
12,594		CyrusOne, Inc.	302,760	0.1
195,334		DCT Industrial Trust, Inc.	1,466,958	0.5
38,745		eHealth, Inc.	934,917	0.3
42,543		Encore Capital Group, Inc.	1,885,080	0.6

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
58,086		EPR Properties	$2,943,798	1.0
36,785		Evercore Partners, Inc.	1,728,895	0.6
55,859		Financial Engines, Inc.	1,911,216	0.6
62,517		First American Financial Corp.	1,695,461	0.6
65,320		First Commonwealth Financial Corp.	548,035	0.2
15,585		Hanmi Financial Corp.	314,194	0.1
21,981		HCI Group, Inc.	791,096	0.3
15,784		HFF, Inc.	456,947	0.1
4,941		Horace Mann Educators Corp.	140,868	0.0
22,006		Inland Real Estate Corp.	218,079	0.1
44,484		LaSalle Hotel Properties	1,523,132	0.5
46,682		MarketAxess Holdings, Inc.	2,887,749	0.9
83,014		MB Financial, Inc.	2,297,827	0.7
38,522		Oritani Financial Corp.	542,775	0.2
19,343		Pinnacle Financial Partners, Inc.	698,282	0.2
56,139	@	Portfolio Recovery Associates, Inc.	2,932,140	1.0
6,275		Post Properties, Inc.	322,158	0.1
40,039		PrivateBancorp, Inc.	1,197,566	0.4
65,797		ProAssurance Corp.	2,899,674	0.9
8,664		Provident Financial Services, Inc.	141,830	0.0
55,890		Selective Insurance Group	1,237,405	0.4
15,103		Signature Bank	1,692,442	0.6
33,622		Sovran Self Storage, Inc.	2,500,132	0.8
62,411		Starwood Property Trust, Inc.	1,370,546	0.4
13,222		Sterling Bancorp/DE	169,109	0.1
57,015	@	Stifel Financial Corp.	2,673,433	0.9
241,898		Susquehanna Bancshares, Inc.	2,418,980	0.8
16,347	@	SVB Financial Group	1,832,335	0.6
35,119		Tanger Factory Outlet Centers, Inc.	1,149,094	0.4
82,876		The Geo Group, Inc.	3,167,521	1.0
34,450		Trustco Bank Corp.	221,858	0.1
44,964		Universal Insurance Holdings, Inc.	581,385	0.2
6,721		Virtus Investment Partners	1,167,438	0.4
55,806		Webster Financial Corp.	1,626,187	0.5
49,948		Wintrust Financial Corp.	2,231,177	0.7
4,103	@,L	World Acceptance, Corp.	276,952	0.1
			64,062,325	21.0

		Health Care: 10.8%
46,142		Acorda Therapeutics, Inc.	1,563,291	0.5
27,392	@	Air Methods Corp.	1,521,626	0.5
3,900	@	Almost Family, Inc.	105,963	0.0
90,399		AMN Healthcare Services, Inc.	1,419,264	0.5
44,795	@	Amsurg Corp.	2,241,990	0.7
11,969		Analogic Corp.	765,537	0.3
4,081	@	Bio-Rad Laboratories, Inc.	462,785	0.2
7,601		Computer Programs & Systems, Inc.	436,982	0.1
14,227		Conmed Corp.	524,123	0.2
50,915		Cynosure, Inc.	1,069,215	0.4
76,229		Emergent Biosolutions, Inc.	1,624,440	0.5
36,592		Greatbatch, Inc.	1,559,185	0.5
23,519	@	Haemonetics Corp.	821,283	0.3
43,428		Healthsouth Corp.	1,602,493	0.5
91,335		Impax Laboratories, Inc.	2,165,553	0.7
35,434		IPC The Hospitalist Co., Inc.	1,587,089	0.5
59,813		Luminex Corp.	1,166,354	0.4
71,075	@	Masimo Corp.	1,512,476	0.5
16,848		Medicines Co.	376,047	0.1
19,390		Mednax, Inc.	1,062,960	0.4
6,806		Meridian Bioscience, Inc.	120,398	0.0
57,808	@	Merit Medical Systems, Inc.	686,759	0.2
10,130		MWI Veterinary Supply, Inc.	1,503,292	0.5
68,211		Omnicell, Inc.	1,864,207	0.6
46,403		Owens & Minor, Inc.	1,519,234	0.5
6,854	@	Parexel International Corp.	432,419	0.1
12,748	@	SurModics, Inc.	231,504	0.1
30,262		Team Health Holdings, Inc.	1,754,893	0.6
31,106	@	Thoratec Corp.	831,463	0.3
9,338		West Pharmaceutical Services, Inc.	417,969	0.1
			32,950,794	10.8

		Industrials: 16.9%
19,474		AAR Corp.	470,297	0.2
77,148		Actuant Corp.	2,354,557	0.8
9,010		Allegiant Travel Co.	1,114,177	0.4
26,222		Atlas Air Worldwide Holdings, Inc.	865,850	0.3
42,422		Barnes Group, Inc.	1,287,508	0.4
68,262		Brady Corp.	1,531,799	0.5
8,759		CIRCOR International, Inc.	589,743	0.2
32,084		Curtiss-Wright Corp.	2,114,977	0.7
7,385		EMCOR Group, Inc.	295,105	0.1
8,475		EnerSys	496,974	0.2
32,855		EnPro Industries, Inc.	1,988,713	0.6
45,879		Forward Air Corp.	2,056,756	0.7
69,436		Healthcare Services Group	1,986,564	0.6
77,963		Heartland Express, Inc.	1,867,993	0.6
56,488	@	HUB Group, Inc.	2,289,459	0.7
14,394		Insperity, Inc.	393,532	0.1
49,882		KAR Auction Services, Inc.	1,428,122	0.5
50,237		Kelly Services, Inc.	787,214	0.3
84,261		Knight Transportation, Inc.	2,307,909	0.8
13,416	@	Moog, Inc.	917,654	0.3
55,573	@	Navigant Consulting, Inc.	773,020	0.2
32,643	@	On Assignment, Inc.	876,465	0.3
74,198		Orbital Sciences Corp.	2,062,704	0.7

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,911		Powell Industries, Inc.	$241,523	0.1
15,000		Regal-Beloit Corp.	963,750	0.3
46,240		Resources Connection, Inc.	644,586	0.2
59,864		Simpson Manufacturing Co., Inc.	1,745,036	0.6
13,888		Standex International Corp.	1,029,656	0.3
37,320		Teledyne Technologies, Inc.	3,508,453	1.1
63,666		Tetra Tech, Inc.	1,590,377	0.5
56,273		Toro Co.	3,333,050	1.1
17,462		Unifirst Corp.	1,686,655	0.6
32,197		Universal Forest Products, Inc.	1,375,134	0.4
12,213		Viad Corp.	252,198	0.1
34,985		Waste Connections, Inc.	1,697,472	0.6
43,249		Watts Water Technologies, Inc.	2,519,254	0.8
			51,444,236	16.9

		Information Technology: 17.9%
54,119		Adtran, Inc.	1,111,063	0.4
98,070		Advanced Energy Industries, Inc.	1,842,735	0.6
30,000		Anixter International, Inc.	2,545,200	0.8
36,270	@	Aspen Technology, Inc.	1,368,105	0.4
71,338	@	Benchmark Electronics, Inc.	1,584,417	0.5
8,045		Black Box Corp.	187,609	0.1
58,258		Blackbaud, Inc.	2,288,957	0.7
119,048		Brooks Automation, Inc.	1,251,195	0.4
14,623	@	Cabot Microelectronics Corp.	606,123	0.2
16,991	@	CACI International, Inc.	1,210,949	0.4
65,621		Cardtronics, Inc.	2,309,859	0.8
32,729	@	Coherent, Inc.	2,008,579	0.7
27,587		CommScope Holding Co., Inc.	659,605	0.2
6,591		Comtech Telecommunications	244,856	0.1
19,635		CSG Systems International	516,008	0.2
26,661		DealerTrack Holdings, Inc.	1,157,354	0.4
12,861		Digital River, Inc.	186,742	0.1
44,700		ExlService Holdings, Inc.	1,091,127	0.4
16,248		Faro Technologies, Inc.	824,586	0.3
11,270		Forrester Research, Inc.	415,412	0.1
172,157	@	Harmonic, Inc.	1,091,475	0.4
5,289		Heartland Payment Systems, Inc.	252,391	0.1
11,200	@	Insight Enterprises, Inc.	253,456	0.1
56,622		j2 Global, Inc.	2,794,862	0.9
5,340		Littelfuse, Inc.	454,861	0.1
106,443		LivePerson, Inc.	1,340,117	0.4
50,461		LogMeIn, Inc.	2,324,738	0.8
7,930		MAXIMUS, Inc.	318,231	0.1
115,824	@	Microsemi Corp.	2,943,088	1.0
81,514		MKS Instruments, Inc.	2,720,937	0.9
33,208		Monolithic Power Systems, Inc.	1,462,812	0.5
67,758		Netgear, Inc.	2,117,438	0.7
5,977		Oplink Communications, Inc.	100,533	0.0
53,630		Perficient, Inc.	803,914	0.3
7,823	@	Plexus Corp.	288,903	0.1
54,174	@	Polycom, Inc.	665,528	0.2
75,694	@	Progress Software Corp.	1,809,844	0.6
35,105	@	Rofin-Sinar Technologies, Inc.	809,521	0.3
5,300	@	Sanmina Corp.	110,558	0.0
13,604	@	Scansource, Inc.	470,562	0.1
14,084	@	Stamps.com, Inc.	447,308	0.1
51,701	@	SYKES Enterprises, Inc.	1,032,986	0.3
3,360	@	Synaptics, Inc.	245,952	0.1
60,007		Synchronoss Technologies, Inc.	2,747,121	0.9
76,589	@	Take-Two Interactive Software, Inc.	1,766,908	0.6
12,660	@	Triquint Semiconductor, Inc.	241,426	0.1
29,378		Virtusa Corp.	1,044,682	0.3
3,563		WEX, Inc.	393,070	0.1
			54,463,703	17.9

		Materials: 5.9%
7,619		A Schulman, Inc.	275,503	0.1
16,235		American Vanguard Corp.	181,832	0.1
70,462		Boise Cascade Co.	2,123,725	0.7
97,410		Commercial Metals Co.	1,662,789	0.5
45,831		FutureFuel Corp.	544,930	0.2
4,789		Haynes International, Inc.	220,246	0.1
63,741		HB Fuller Co.	2,530,518	0.8
26,928		Kaiser Aluminum Corp.	2,052,452	0.7
16,402		Materion Corp.	503,049	0.2
27,027		Minerals Technologies, Inc.	1,667,836	0.6
26,845		Neenah Paper, Inc.	1,435,671	0.5
10,923		OM Group, Inc.	283,452	0.1
13,704		Quaker Chemical Corp.	982,440	0.3
50,115	@	RTI International Metals, Inc.	1,235,836	0.4
2,926		Stepan Co.	129,856	0.0
7,043		US Silica Holdings, Inc.	440,258	0.1
42,139		Worthington Industries	1,568,413	0.5
			17,838,806	5.9

		Telecommunication Services: 0.7%
59,928	L	Consolidated Communications Holdings, Inc.	1,501,197	0.5
24,233		Lumos Networks Corp.	393,786	0.1
15,555		NTELOS Holdings Corp.	165,505	0.1
4,463		Spok Holdings, Inc.	58,064	0.0
			2,118,552	0.7

		Utilities: 2.6%
45,866		American States Water Co.	1,395,244	0.5
58,599		El Paso Electric Co.	2,141,794	0.7
30,117		Idacorp, Inc.	1,614,572	0.5

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
5,243		Northwest Natural Gas Co.	$221,517	0.1
23,400		ONE Gas, Inc.	801,450	0.3
4,780	L	Piedmont Natural Gas Co.	160,273	0.0
31,210		Southwest Gas Corp.	1,516,182	0.5
			7,851,032	2.6
	Total Common Stock
	(Cost $260,718,844)		300,575,446	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc(1): 2.1%
1,519,577	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,519,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,551,219, due 11/17/14-11/15/42)	$1,519,577	0.5
1,519,577	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,519,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,549,969, due 10/23/14-03/01/48)	1,519,577	0.5
446,677	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $446,677, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $455,611, due 12/31/15-06/30/18)	446,677	0.1
1,519,577	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,519,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,549,969, due 10/02/14-10/01/44)	1,519,577	0.5
1,392,803	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,392,805, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,420,567, due 04/15/16-01/15/29)	1,392,803	0.5
		6,398,211	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,063,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,063,559)	3,063,559	1.0

	Total Short-Term Investments
	(Cost $9,461,770)	9,461,770	3.1

	Total Investments in Securities (Cost $270,180,614)	$310,037,216	101.8
	Liabilities in Excess of Other Assets	(5,531,280)	(1.8)
	Net Assets	$304,505,936	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $271,286,333.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,635,462
Gross Unrealized Depreciation	(12,884,579)

Net Unrealized Appreciation	$38,750,883

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$300,575,446	$–	$–	$300,575,446
Short-Term Investments	3,063,559	6,398,211	–	9,461,770
Total Investments, at fair value	$303,639,005	$6,398,211	$–	$310,037,216
Liabilities Table
Other Financial Instruments+
Futures	$(98,052)	$–	$–	$(98,052)
Total Liabilities	$(98,052)	$–	$–	$(98,052)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	22	12/19/14	$2,412,520	$(98,052)
			$2,412,520	$(98,052)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$98,052
Total Liability Derivatives		$98,052

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 10.8%
20,741		Accor S.A.	$918,586	0.1
26,113		Adidas AG	1,948,443	0.1
24,211		Aisin Seiki Co., Ltd.	873,883	0.1
10,293	@	Altice SA	545,117	0.0
20,949		Asics Corp.	472,477	0.0
6,482	@	ASOS PLC	236,435	0.0
5,334		Axel Springer AG	292,837	0.0
41,033		Bayerische Motoren Werke AG	4,385,395	0.3
9,737		Benesse Holdings, Inc.	319,450	0.0
82,043		Bridgestone Corp.	2,713,568	0.2
128,565		British Sky Broadcasting PLC	1,833,730	0.1
56,694		Burberry Group PLC	1,382,880	0.1
23,773		Carnival PLC	946,637	0.1
27,487	L	Casio Computer Co., Ltd.	459,342	0.0
6,753		Christian Dior S.A.	1,131,296	0.1
64,239		Cie Financiere Richemont SA	5,250,972	0.3
23,273		Cie Generale des Etablissements Michelin	2,192,113	0.1
208,167		Compass Group PLC	3,357,547	0.2
13,865		Continental AG	2,626,422	0.2
48,216		Crown Ltd.	582,213	0.0
24,711	L	Daihatsu Motor Co., Ltd.	392,125	0.0
119,334		DaimlerChrysler AG	9,113,218	0.6
27		Dena Co., Ltd.	343	0.0
60,367		Denso Corp.	2,785,108	0.2
27,603		Dentsu, Inc.	1,051,405	0.1
125,880		Dixons Carphone PLC	746,342	0.1
7,221		Don Quijote Holdings Co. Ltd.	414,395	0.0
29,883		Electrolux AB	787,123	0.1
19,239		Eutelsat Communications	621,228	0.1
6,542		Fast Retailing Co., Ltd.	2,192,172	0.1
110,581	@	Fiat S.p.A	1,065,755	0.1
7,185	L	Flight Centre Ltd.	268,747	0.0
73,835		Fuji Heavy Industries Ltd.	2,445,909	0.2
290,159		Galaxy Entertainment Group Ltd.	1,684,672	0.1
810,212		Genting International PLC	723,607	0.1
206,624		GKN PLC	1,064,022	0.1
117,460		Hennes & Mauritz AB	4,856,971	0.3
203,742		Honda Motor Co., Ltd.	6,990,355	0.4
4,139		Hugo Boss AG	515,984	0.0
52,526		Husqvarna AB - B Shares	370,331	0.0
20,591		Iida Group Holdings Co. Ltd.	251,859	0.0
133,633		Inditex SA	3,688,785	0.2
30,667		InterContinental Hotels Group PLC	1,182,551	0.1
44,366		Isetan Mitsukoshi Holdings Ltd.	577,402	0.0
73,269		Isuzu Motors Ltd.	1,036,192	0.1
480,219		ITV PLC	1,612,409	0.1
32,552		J Front Retailing Co., Ltd.	425,856	0.0
14,070		Jardine Cycle & Carriage Ltd.	472,851	0.0
9,045		JC Decaux SA	285,552	0.0
3,253		Kabel Deutschland Holding AG	441,277	0.0
303,170		Kingfisher PLC	1,585,532	0.1
11,500		Koito Manufacturing Co., Ltd.	312,840	0.0
16,127		Lagardere SCA	431,562	0.0
724,194		Li & Fung Ltd.	822,603	0.1
20,826		Luxottica Group S.p.A.	1,082,497	0.1
34,458		LVMH Moet Hennessy Louis Vuitton S.A.	5,595,392	0.3
202,738		Marks & Spencer Group PLC	1,325,593	0.1
31,119		Marui Group Co., Ltd.	256,264	0.0
67,066		Mazda Motor Corp.	1,687,011	0.1
122,468		MGM China Holdings Ltd.	352,907	0.0
79,515		Mitsubishi Motors Corp.	964,516	0.1
23,393		Namco Bandai Holdings, Inc.	601,814	0.0
19,458		Next PLC	2,082,675	0.1
23,785		NGK Spark Plug Co., Ltd.	699,870	0.1
42,569	L	Nikon Corp.	615,682	0.0
312,292		Nissan Motor Co., Ltd.	3,023,034	0.2
9,206		Nitori Co., Ltd.	570,360	0.0
14,025	L	Nokian Renkaat OYJ	420,815	0.0
6,270		Oriental Land Co., Ltd.	1,184,885	0.1
275,831		Panasonic Corp.	3,287,458	0.2
14,444		Pandora A/S	1,127,740	0.1
102,519		Pearson PLC	2,060,851	0.1
38,753		Persimmon PLC	833,867	0.1
48,232	L	Peugeot S.A.	617,166	0.0
31,172		Pirelli & C S.p.A.	429,835	0.0
9,438		Kering	1,902,898	0.1
28,061		ProSiebenSat.1 Media AG	1,112,493	0.1
22,835		Publicis Groupe	1,564,854	0.1
97,970		Rakuten, Inc.	1,127,778	0.1
6,830		REA Group Ltd.	258,353	0.0
89,322		Reed Elsevier NV	2,026,401	0.1
144,445		Reed Elsevier PLC	2,309,231	0.1
24,025		Renault S.A.	1,737,970	0.1
4,666		Rinnai Corp.	387,126	0.0
5,094		RTL Group SA	435,686	0.0
298,402		Sands China Ltd.	1,556,705	0.1
6,188		Sankyo Co., Ltd.	221,765	0.0
6,580	L	Sanrio Co., Ltd.	190,738	0.0
24,410		Sega Sammy Holdings, Inc.	393,027	0.0
53,519		Sekisui Chemical Co., Ltd.	615,090	0.0
68,285	L	Sekisui House Ltd.	804,789	0.1
37,525		SES S.A.	1,297,471	0.1
959		SES SA	33,213	0.0
177,385		Shangri-La Asia Ltd.	262,152	0.0
190,500	L	Sharp Corp.	541,925	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,261		Shimamura Co., Ltd.	$299,793	0.0
9,855		Shimano, Inc.	1,198,797	0.1
231,327		Singapore Press Holdings Ltd.	761,294	0.1
249,365		SJM Holdings Ltd.	474,761	0.0
56,055	@	Sky Deutschland AG	473,834	0.0
11,903		Sodexho Alliance S.A.	1,164,374	0.1
130,270		Sony Corp.	2,337,986	0.2
34,733	@	Sports Direct International PLC	347,052	0.0
20,088		Stanley Electric Co., Ltd.	434,888	0.0
24,059		Sumitomo Rubber Industries, Inc.	342,241	0.0
46,044		Suzuki Motor Corp.	1,527,059	0.1
3,820		Swatch Group AG - BR	1,810,287	0.1
5,838		Swatch Group AG - Reg	510,023	0.0
88,886		TABCORP Holdings Ltd.	281,080	0.0
36,689		Takashimaya Co., Ltd.	306,887	0.0
188,834		Tattersall’s Ltd.	519,891	0.0
170,500		Techtronic Industries Co.	491,658	0.0
6,819	@	Telenet Group Holding NV	391,882	0.0
17,100		Toho Co., Ltd.	386,345	0.0
21,205		Toyota Industries Corp.	1,025,849	0.1
342,762		Toyota Motor Corp.	20,167,838	1.2
59,580		TUI Travel PLC	374,984	0.0
30,726		USS Co., Ltd.	470,043	0.0
9,521		Valeo SA	1,057,927	0.1
3,783		Volkswagen AG	781,648	0.1
23,146		Whitbread PLC	1,555,305	0.1
112,489		William Hill PLC	672,230	0.1
39,335		Wolters Kluwer NV	1,048,966	0.1
166,468	@	WPP PLC	3,334,919	0.2
199,679		Wynn Macau Ltd.	636,367	0.0
113,137	L	Yamada Denki Co., Ltd.	330,228	0.0
21,407		Yamaha Corp.	279,874	0.0
34,604		Yamaha Motor Co., Ltd.	678,060	0.1
28,538		Yokohama Rubber Co., Ltd.	247,290	0.0
97,449		Yue Yuen Industrial Holdings	294,389	0.0
			178,302,372	10.8

		Consumer Staples: 10.4%
80,880	L	Aeon Co., Ltd.	805,849	0.1
74,428		Ajinomoto Co., Inc.	1,237,739	0.1
99,164		Anheuser-Busch InBev Worldwide, Inc.	10,997,135	0.7
11,580		Aryzta AG	997,827	0.1
48,558		Asahi Group Holdings, Ltd.	1,404,597	0.1
44,234		Associated British Foods PLC	1,917,487	0.1
316		Barry Callebaut AG	350,850	0.0
12,689		Beiersdorf AG	1,055,752	0.1
232,229		British American Tobacco PLC	13,086,160	0.8
10,101		Calbee, Inc.	330,143	0.0
13,655		Carlsberg A/S	1,212,737	0.1
76,503		Carrefour S.A.	2,362,767	0.1
7,344		Casino Guichard Perrachon S.A.	790,113	0.1
71,562		Coca-Cola Amatil Ltd.	549,371	0.0
26,296		Coca-Cola HBC AG	567,491	0.0
10,171	L	Colruyt S.A.	448,152	0.0
13,226		Delhaize Group	919,172	0.1
310,101		Diageo PLC	8,943,919	0.5
79,409		Distribuidora Internacional de Alimentacion SA	569,066	0.0
8,138		FamilyMart Co., Ltd.	310,577	0.0
958,969		Golden Agri-Resources Ltd.	387,442	0.0
70,750	@	Groupe Danone	4,737,865	0.3
12,799		Heineken Holding NV	845,054	0.1
28,588		Heineken NV	2,135,079	0.1
14,709		Henkel AG & Co. KGaA	1,371,674	0.1
118,517		Imperial Tobacco Group PLC	5,102,830	0.3
156,104		J Sainsbury PLC	634,779	0.0
137,702		Japan Tobacco, Inc.	4,474,685	0.3
32,760		Jeronimo Martins	360,500	0.0
63,875		Kao Corp.	2,492,572	0.2
7,297		Kerry Group PLC	514,466	0.0
13,202		Kerry Group PLC KYGA	935,611	0.1
20,834		Kikkoman Corp.	442,785	0.0
102,956		Kirin Brewery Co., Ltd.	1,365,890	0.1
116,057		Koninklijke Ahold NV	1,877,309	0.1
8,464		Lawson, Inc.	592,169	0.0
117		Lindt & Spruengli AG - PC	584,694	0.1
13		Lindt & Spruengli AG - Reg	770,499	0.1
30,536		L’Oreal S.A.	4,842,874	0.3
7,794		MEIJI Holdings Co., Ltd.	616,354	0.0
115,952		Metcash Ltd.	267,034	0.0
19,730	@	Metro AG	647,051	0.0
399,474		Nestle S.A.	29,357,755	1.8
22,419		NH Foods Ltd.	476,017	0.0
30,867		Nisshin Seifun Group, Inc.	305,358	0.0
7,917		Nissin Food Products Co., Ltd.	411,074	0.0
26,089		Pernod Ricard SA	2,952,790	0.2
80,345		Reckitt Benckiser PLC	6,946,397	0.4
2,981		Remy Cointreau SA	214,615	0.0
119,072		SABMiller PLC	6,598,676	0.4
94,871		Seven & I Holdings Co., Ltd.	3,679,706	0.2
45,662	L	Shiseido Co., Ltd.	753,216	0.1
17,634		Suntory Beverage & Food Ltd.	624,450	0.0
74,059		Svenska Cellulosa AB SCA	1,759,724	0.1
26,395		Swedish Match AB	853,920	0.1
61,332		Tate & Lyle PLC	584,604	0.0
1,000,023		Tesco PLC	2,987,312	0.2
12,388		Toyo Suisan Kaisha Ltd.	411,348	0.0
84,072		Treasury Wine Estates Ltd.	310,785	0.0
47,178		Uni-Charm Corp.	1,075,253	0.1
200,467		Unilever NV	7,955,606	0.5

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
157,996		Unilever PLC	$6,613,345	0.4
141,823		Wesfarmers Ltd.	5,226,430	0.3
265,176		Wilmar International Ltd.	641,410	0.0
265,566	@	WM Morrison Supermarkets PLC	722,597	0.1
156,175		Woolworths Ltd.	4,676,512	0.3
10,985		Yakult Honsha Co., Ltd.	576,954	0.0
			171,571,974	10.4

		Energy: 6.6%
36,951		Subsea 7 SA	527,686	0.1
19,661		Akastor ASA	79,106	0.0
19,661	#,@	Aker Solutions ASA	195,853	0.0
38,952		Amec PLC	695,062	0.0
423,324		BG Group PLC	7,814,870	0.5
2,289,226		BP PLC	16,746,353	1.0
19,147		Caltex Australia Ltd.	468,684	0.0
314,956	L	ENI S.p.A.	7,472,757	0.5
9,857		Fugro NV	297,619	0.0
47,904		Galp Energia SGPS SA	778,555	0.1
44		Idemitsu Kosan Co., Ltd.	935	0.0
109,016		Inpex Holdings, Inc.	1,541,277	0.1
284,866		JX Holdings, Inc.	1,313,449	0.1
28,164	@	Lundin Petroleum AB	476,095	0.0
16,649		Neste Oil OYJ	342,767	0.0
20,007		OMV AG	672,776	0.0
140,114		Origin Energy Ltd.	1,832,424	0.1
33,857		Petrofac Ltd.	567,306	0.0
122,151		Repsol YPF S.A.	2,897,934	0.2
487,753		Royal Dutch Shell PLC - Class A	18,641,999	1.1
303,277		Royal Dutch Shell PLC - Class B	11,989,669	0.7
33,885	@	Saipem S.p.A.	718,583	0.1
122,556		Santos Ltd.	1,465,850	0.1
46,883	L	SeaDrill Ltd.	1,252,639	0.1
25,919		Showa Shell Sekiyu KK	247,278	0.0
138,644		Statoil ASA	3,774,691	0.2
12,845		Technip S.A.	1,077,521	0.1
59,836		Tenaris S.A.	1,365,437	0.1
41,470		TonenGeneral Sekiyu KK	362,748	0.0
265,345	L	Total S.A.	17,182,270	1.0
45,289	L	Transocean Ltd - RIGN	1,456,681	0.1
113,899	@	Tullow Oil PLC	1,187,514	0.1
90,774		Woodside Petroleum Ltd.	3,223,170	0.2
26,525		WorleyParsons Ltd.	355,339	0.0
			109,022,897	6.6

		Financials: 24.9%
129,029		3i Group PLC	799,098	0.1
118,220		Aberdeen Asset Management PLC	762,693	0.1
54,543	@,L	Acom Co., Ltd.	182,461	0.0
25,438		Admiral Group PLC	527,547	0.0
228,096		Aegon NV	1,878,200	0.1
14,798	L	AEON Financial Service Co., Ltd.	316,671	0.0
14,942		Aeon Mall Co., Ltd.	285,440	0.0
28,250		Ageas	936,611	0.1
1,485,099		AIA Group Ltd.	7,664,216	0.5
56,564		Allianz AG	9,131,283	0.6
369,441		AMP Ltd.	1,762,135	0.1
171,682		Aozora Bank Ltd.	580,528	0.0
282,797		Ascendas Real Estate Investment Trust	498,838	0.0
144,181		Assicurazioni Generali S.p.A.	3,023,074	0.2
25,564		ASX Ltd.	801,755	0.1
339,948		Australia & New Zealand Banking Group Ltd.	9,189,533	0.6
363,497		Aviva PLC	3,075,193	0.2
223,615		AXA S.A.	5,508,241	0.3
6,249		Baloise Holding AG	798,819	0.1
545,003	@	Banca Monte dei Paschi di Siena SpA	713,432	0.0
4,340,494	@	Banco Comercial Portugues SA	566,765	0.0
431,661		Banco de Sabadell SA	1,274,568	0.1
45,683	@	Banco Popolare SC	665,301	0.0
221,588		Banco Popular Espanol SA	1,351,540	0.1
1,500,874		Banco Santander Central Hispano S.A.	14,368,890	0.9
157,774		Bank Hapoalim BM	889,601	0.1
195,616	@	Bank Leumi Le-Israel BM	792,275	0.1
168,752		Bank of East Asia Ltd.	682,463	0.0
46,557		Bank of Kyoto Ltd.	386,875	0.0
45,589		Bank of Queensland Ltd.	464,010	0.0
148,809		Bank of Yokohama Ltd.	818,275	0.1
573,201	@	Bankia SA	1,066,378	0.1
2,028,708		Barclays PLC	7,461,913	0.5
731,928		Banco Bilbao Vizcaya Argentaria S.A.	8,809,147	0.5
57,163		Bendigo Bank Ltd.	596,212	0.0
874,585	@	BGP Holdings PLC	–	–
130,414		BNP Paribas	8,655,391	0.5
460,417		BOC Hong Kong Holdings Ltd.	1,465,688	0.1
120,143	@	British Land Co. PLC	1,365,223	0.1
2,459		CaixaBank SA	14,973	0.0
160,000		CapitaCommercial Trust	199,930	0.0
113,085		Capital Shopping Centres Group PLC	589,147	0.0
334,996		CapitaLand Ltd.	839,251	0.1
336,201		CapitaMall Trust	503,146	0.0
274,288		CFS Retail Property Trust	478,861	0.0
171,800		Cheung Kong Holdings Ltd.	2,826,099	0.2
101,266		Chiba Bank Ltd.	704,449	0.0
24,106		Chugoku Bank Ltd.	354,038	0.0
54,981		City Developments Ltd.	414,175	0.0
22,018		CNP Assurances	414,453	0.0
120,841	@	Commerzbank AG	1,794,391	0.1
200,589		Commonwealth Bank of Australia	13,207,295	0.8
9,108		Corio NV	446,414	0.0
124,441		Credit Agricole SA	1,875,773	0.1
19,124		Credit Saison Co., Ltd.	368,512	0.0
187,406		Credit Suisse Group	5,184,710	0.3
223,794		CaixaBank SA	1,360,790	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
131,383		Dai-ichi Life Insurance Co., Ltd.	$1,951,653	0.1
9,181		Daito Trust Construction Co., Ltd.	1,085,678	0.1
74,854		Daiwa House Industry Co., Ltd.	1,344,746	0.1
204,121		Daiwa Securities Group, Inc.	1,618,818	0.1
82,581		Danske Bank A/S	2,238,583	0.1
215,320		DBS Group Holdings Ltd.	3,105,459	0.2
26,342		Delta Lloyd NV	634,723	0.0
168,562		Deutsche Bank AG	5,885,795	0.4
24,365		Deutsche Boerse AG	1,636,136	0.1
36,198		Deutsche Wohnen AG	770,952	0.1
730,018		Dexus Property Group	708,802	0.0
181,525		Direct Line Insurance Group PLC	863,943	0.1
121,748		DnB NOR ASA	2,278,403	0.1
35,138	L	Erste Bank der Oesterreichischen Sparkassen AG	802,293	0.1
4,821		Eurazeo SA	346,693	0.0
14,150		Exor S.p.A.	547,024	0.0
196,524		Federation Centres Ltd	443,360	0.0
319,541		First Pacific Co.	331,443	0.0
3,390		Fonciere Des Regions	305,504	0.0
104,719		Fukuoka Financial Group, Inc.	499,533	0.0
3,172		Gecina S.A.	415,938	0.0
27,647		Gjensidige Forsikring ASA	584,805	0.0
393,297		Global Logistic Properties Ltd.	834,815	0.1
218,078		Goodman Group	985,547	0.1
3,327,266	@	Governor & Co. of the Bank of Ireland	1,300,921	0.1
216,592		GPT Group	733,500	0.1
10,711		Groupe Bruxelles Lambert S.A.	981,116	0.1
56,145		Gunma Bank Ltd.	323,650	0.0
61,047		Hachijuni Bank Ltd.	366,875	0.0
90,416		Hammerson PLC	839,369	0.1
278,823		Hang Lung Properties Ltd.	792,525	0.1
96,536		Hang Seng Bank Ltd.	1,549,102	0.1
7,967		Hannover Rueckversicheru - Reg	643,017	0.0
28,368		Hargreaves Lansdown PLC	432,938	0.0
132,845		Henderson Land Development Co., Ltd.	860,016	0.1
137,788		Hong Kong Exchanges and Clearing Ltd.	2,965,713	0.2
2,362,565		HSBC Holdings PLC	24,006,552	1.5
90,644		Hysan Development Co., Ltd.	418,230	0.0
4,988		ICADE	421,192	0.0
72,198		ICAP PLC	451,514	0.0
142,126		Immofinanz Immobilien Anlagen AG	403,366	0.0
8,717		Industrivarden AB	151,752	0.0
475,118	**,@	ING Groep NV	6,753,465	0.4
293,190		Insurance Australia Group	1,571,310	0.1
1,444,179		Intesa Sanpaolo S.p.A.	4,359,605	0.3
72,435		Investec PLC	608,201	0.0
58,720		Investor AB	2,067,511	0.1
40,456		Iyo Bank Ltd.	409,544	0.0
107		Japan Prime Realty Investment Corp.	385,433	0.0
162		Japan Real Estate Investment Corp.	833,216	0.1
290		Japan Retail Fund Investment Corp.	584,553	0.0
97,344		Joyo Bank Ltd.	479,128	0.0
28,310		Julius Baer Group Ltd.	1,265,095	0.1
31,244	@	KBC Groep NV	1,658,629	0.1
81,060		Kerry Properties Ltd.	271,753	0.0
29,799		Kinnevik Investment AB	1,074,568	0.1
12,649		Klepierre	553,295	0.0
98,661		Land Securities Group PLC	1,656,535	0.1
732,046		Legal & General Group PLC	2,708,790	0.2
71,810		Lend Lease Corp., Ltd.	901,633	0.1
291,032		Link Real Estate Investment Trust	1,679,440	0.1
7,067,175	@	Lloyds TSB Group PLC	8,791,997	0.5
29,518		London Stock Exchange Group PLC	890,769	0.1
36,454		Macquarie Group Ltd.	1,834,344	0.1
125,230		Corp. Mapfre S.A.	442,608	0.0
75,833		Mediobanca S.p.A.	647,905	0.0
483,921		Mirvac Group	727,944	0.0
154,327		Mitsubishi Estate Co., Ltd.	3,478,114	0.2
1,590,806		Mitsubishi UFJ Financial Group, Inc.	8,965,329	0.5
65,676		Mitsubishi UFJ Lease & Finance Co., Ltd.	343,475	0.0
114,619		Mitsui Fudosan Co., Ltd.	3,517,477	0.2
65,054		MS&AD Insurance Group Holdings, Inc.	1,418,966	0.1
2,904,761		Mizuho Financial Group, Inc.	5,185,558	0.3
22,204		Muenchener Rueckversicherungs AG	4,380,153	0.3
291,653		National Australia Bank Ltd.	8,295,664	0.5
121,252		Natixis	834,209	0.1
665,094		New World Development Ltd.	774,797	0.1
175		Nippon Prologis REIT, Inc.	406,860	0.0
175		Nippon Building Fund, Inc.	921,501	0.1
41,113		NKSJ Holdings, Inc.	997,343	0.1
454,626		Nomura Holdings, Inc.	2,704,729	0.2
16,745		Nomura Real Estate Holdings, Inc.	287,974	0.0
374,055		Nordea Bank AB	4,849,026	0.3
610,410		Old Mutual PLC	1,790,482	0.1
165,563		ORIX Corp.	2,285,673	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,307		Osaka Securities Exchange Co. Ltd.	$766,851	0.1
394,322		Oversea-Chinese Banking Corp.	3,008,010	0.2
3,289		Pargesa Holding SA	261,415	0.0
2,312		Partners Group	607,672	0.0
316,230		Prudential PLC	7,030,177	0.4
164,859		QBE Insurance Group Ltd.	1,678,890	0.1
15,497		Raiffeisen International Bank Holding AG	335,729	0.0
181,137		Resolution Ltd.	902,059	0.1
275,813		Resona Holdings, Inc.	1,555,967	0.1
310,888	@	Royal Bank of Scotland Group PLC	1,852,150	0.1
128,342	@	RSA Insurance Group PLC	1,008,052	0.1
55,133		Sampo OYJ	2,665,773	0.2
26,170		Softbank Investment Corp.	293,327	0.0
667,540	@	Scentre Group	1,920,649	0.1
13,952		Schroders PLC	538,699	0.0
20,393		Scor S.A.	636,934	0.0
93,548		Segro PLC	549,050	0.0
72,807	L	Seven Bank Ltd.	296,715	0.0
202,940		Shinsei Bank Ltd.	435,586	0.0
69,181		Shizuoka Bank Ltd.	712,314	0.0
29,664		Hulic Co. Ltd.	314,193	0.0
117,351		Singapore Exchange Ltd.	664,411	0.0
384,626		Sino Land Co.	592,893	0.0
187,583		Skandinaviska Enskilda Banken AB	2,495,725	0.2
89,191	@	Societe Generale	4,549,468	0.3
23,298		Sony Financial Holdings, Inc.	376,842	0.0
304,244		Standard Chartered PLC	5,611,702	0.3
295,948		Standard Life PLC	1,980,214	0.1
291,199		Stockland	1,006,037	0.1
159,151		Sumitomo Mitsui Financial Group, Inc.	6,484,527	0.4
414,859		Sumitomo Mitsui Trust Holdings, Inc.	1,727,248	0.1
44,496		Sumitomo Realty & Development Co., Ltd.	1,585,283	0.1
200,471		Sun Hung Kai Properties Ltd.	2,844,513	0.2
161,860		Suncorp Group Ltd	1,989,481	0.1
23,061		Suruga Bank Ltd.	460,113	0.0
61,660		Svenska Handelsbanken AB	2,887,633	0.2
111,334		Swedbank AB	2,791,758	0.2
78,620		Swire Pacific Ltd.	1,012,028	0.1
153,425		Swire Properties Ltd.	478,034	0.0
4,207		Swiss Life Holding	1,002,503	0.1
7,755		Swiss Prime Site AG	575,383	0.0
43,833		Swiss Re Ltd.	3,488,334	0.2
73,411		T&D Holdings, Inc.	943,320	0.1
87,688		Tokio Marine Holdings, Inc.	2,720,748	0.2
50,822		Tokyo Tatemono Co., Ltd.	411,804	0.0
62,235		Tokyu Fudosan Holdings Corp.	427,286	0.0
451,513		UBS AG - Reg	7,848,574	0.5
12,018		Unibail-Rodamco SE	3,090,537	0.2
547,135		UniCredit SpA	4,298,255	0.3
111,183		Unione di Banche Italiane SCPA	929,262	0.1
125,325		UnipolSai SpA	352,794	0.0
160,856		United Overseas Bank Ltd.	2,819,921	0.2
322		United Urban Investment Corp.	494,216	0.0
4,415		Wendel	500,347	0.0
248,000		Westfield Corp.	1,615,982	0.1
385,038		Westpac Banking Corp.	10,809,348	0.7
188,857		Wharf Holdings Ltd.	1,341,399	0.1
122,504		Wheelock & Co., Ltd.	584,355	0.0
18,413		Zurich Insurance Group AG	5,479,763	0.3
			410,791,538	24.9

		Health Care: 10.9%
12,792		Actelion Ltd. - Reg	1,498,276	0.1
23,868		Alfresa Holdings Corp.	343,605	0.0
268,120		Astellas Pharma, Inc.	3,993,265	0.2
156,389		AstraZeneca PLC	11,207,209	0.7
102,430		Bayer AG	14,252,008	0.9
6,198		Celesio AG	205,784	0.0
28,606		Chugai Pharmaceutical Co., Ltd.	828,022	0.1
7,503		Cochlear Ltd.	456,284	0.0
14,770		Coloplast A/S	1,235,188	0.1
59,810		CSL Ltd.	3,877,229	0.2
80,293		Daiichi Sankyo Co., Ltd.	1,261,726	0.1
21,209		Dainippon Sumitomo Pharma Co., Ltd.	270,578	0.0
32,179		Eisai Co., Ltd.	1,301,582	0.1
46,526	L	Elekta AB	457,318	0.0
25,367		Essilor International SA	2,781,954	0.2
47,306		Fresenius AG	2,335,461	0.1
27,089		Fresenius Medical Care AG & Co. KGaA	1,886,903	0.1
25,484		Getinge AB	639,837	0.0
601,741		GlaxoSmithKline PLC	13,746,171	0.8
18,569		Grifols SA	758,842	0.1
8,029		Hisamitsu Pharmaceutical Co., Inc.	288,335	0.0
33,714		Kyowa Hakko Kogyo Co., Ltd.	414,694	0.0
6,868		Lonza Group AG	827,565	0.1
23,600		M3, Inc.	378,457	0.0
16,244		Merck KGaA	1,493,083	0.1
8,132		Miraca Holdings, Inc.	336,526	0.0
31,313		Mitsubishi Tanabe Pharma Corp.	459,472	0.0
284,917		Novartis AG	26,830,173	1.6
249,253		Novo Nordisk A/S	11,867,381	0.7
29,957		Olympus Corp.	1,074,280	0.1
10,518		Ono Pharmaceutical Co., Ltd.	933,975	0.1
12,897		Orion Oyj	503,575	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
50,446		Otsuka Holdings Co. Ltd.	$1,738,787	0.1
31,302	@	Qiagen NV	709,150	0.0
17,193		Ramsay Health Care Ltd.	753,400	0.0
87,095		Roche Holding AG - Genusschein	25,719,424	1.6
52,470		Ryman Healthcare Ltd.	319,734	0.0
147,183		Sanofi	16,642,168	1.0
9,389		Santen Pharmaceutical Co., Ltd.	525,793	0.0
38,232		Shionogi & Co., Ltd.	877,447	0.1
72,931		Shire PLC	6,292,567	0.4
111,484		Smith & Nephew PLC	1,875,333	0.1
50,661		Sonic Healthcare Ltd.	777,379	0.1
6,755		Sonova Holding AG - Reg	1,076,288	0.1
10,107		Suzuken Co., Ltd.	291,164	0.0
18,038		Sysmex Corp.	726,372	0.0
99,662		Takeda Pharmaceutical Co., Ltd.	4,332,548	0.3
38,764		Terumo Corp.	930,000	0.1
106,268		Teva Phaemaceutical Industries Ltd.	5,719,362	0.4
15,260		UCB S.A.	1,382,764	0.1
			179,434,438	10.9

		Industrials: 12.4%
269,934		ABB Ltd.	6,038,313	0.4
50,755		Abertis Infraestructuras S.A.	1,000,869	0.1
22,283		ACS Actividades de Construccion y Servicios S.A.	854,102	0.1
20,013		Adecco S.A.	1,352,898	0.1
3,867		Aeroports de Paris	463,042	0.0
31,980		Aggreko PLC	800,414	0.1
38,958		Alfa Laval AB	830,026	0.1
168,895		All Nippon Airways Co., Ltd.	392,603	0.0
50,116		ALS Ltd.	230,614	0.0
27,170		Alstom	931,695	0.1
46,089		Amada Co., Ltd.	439,414	0.0
9,526		Andritz AG	507,219	0.0
439		AP Moller - Maersk A/S - Class A	1,012,653	0.1
857		AP Moller - Maersk A/S - Class B	2,030,100	0.1
131,107		Asahi Glass Co., Ltd.	711,229	0.1
126,009		Asciano Group	666,100	0.0
41,174		Assa Abloy AB	2,115,832	0.1
51,210		Altantia S.p.A.	1,258,015	0.1
83,263		Atlas Copco AB - Class A	2,375,803	0.2
48,267		Atlas Copco AB - Class B	1,247,400	0.1
128,169		Auckland International Airport Ltd.	385,054	0.0
268,243		Aurizon Holdings Ltd.	1,062,552	0.1
62,950		Babcock International Group	1,110,794	0.1
394,218		BAE Systems PLC	3,000,639	0.2
669		Bollore Investissement	379,386	0.0
24,017		Bouygues S.A.	776,580	0.1
195,491		Brambles Ltd.	1,626,237	0.1
19,527		Brenntag AG	955,739	0.1
43,412		Bunzl PLC	1,129,553	0.1
29,192		Bureau Veritas SA	645,175	0.0
81,059		Capita Group PLC	1,525,959	0.1
172,879		Cathay Pacific Airways Ltd.	317,624	0.0
17,828		Central Japan Railway Co.	2,404,797	0.2
20,646		Chiyoda Corp.	228,313	0.0
53,633		Cie de Saint-Gobain	2,450,585	0.2
119,012	@	CNH Industrial NV	942,698	0.1
142,279		Cobham PLC	669,818	0.0
287,502		ComfortDelgro Corp., Ltd.	540,053	0.0
74,748		Dai Nippon Printing Co., Ltd.	750,039	0.1
28,798		Daikin Industries Ltd.	1,786,429	0.1
30,538		Deutsche Lufthansa AG	479,514	0.0
115,972		Deutsche Post AG	3,696,634	0.2
23,274		DSV A/S	654,432	0.0
41,233		East Japan Railway Co.	3,088,465	0.2
19,324		EasyJet PLC	444,680	0.0
25,741		Edenred	634,288	0.0
72,813		Airbus Group NV	4,577,083	0.3
122,178		Experian Group Ltd.	1,941,446	0.1
23,693		Fanuc Ltd.	4,284,944	0.3
51,484		Ferrovial SA	996,043	0.1
51,624	@	Finmeccanica S.p.A.	499,564	0.0
4,891		Fraport AG Frankfurt Airport Services Worldwide	320,704	0.0
74,617		Fuji Electric Holdings Co., Ltd.	361,140	0.0
193,591		Group 4 Securicor PLC	784,995	0.1
23,187		GEA Group AG	1,007,333	0.1
4,759		Geberit AG - Reg	1,533,888	0.1
62,262		Groupe Eurotunnel S.A.	760,565	0.1
147,788		Hankyu Hanshin Holdings, Inc.	860,578	0.1
31,898		Hexagon AB	1,008,628	0.1
31,332		Hino Motors Ltd.	438,437	0.0
14,410		Hitachi Construction Machinery Co., Ltd.	290,108	0.0
3,089		Hochtief AG	212,001	0.0
742,773		Hutchison Port Holdings Trust	519,941	0.0
265,929		Hutchison Whampoa Ltd.	3,214,711	0.2
164,424		IHI Corp.	852,102	0.1
35,463		IMI PLC	705,213	0.0
133,097	@	International Consolidated Airlines Group SA	791,573	0.1
20,295		Intertek Group PLC	860,087	0.1
188,816		Itochu Corp.	2,306,010	0.1
16,378		Japan Airlines Co. Ltd.	448,146	0.0
25,639		JGC Corp.	700,498	0.0
33,592		LIXIL Group Corp.	716,652	0.1
26,665		JTEKT Corp.	446,945	0.0
104,909		Kajima Corp.	502,167	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
35,520		Kamigumi Co., Ltd.	$336,362	0.0
177,535		Kawasaki Heavy Industries Ltd.	709,791	0.0
61,217		Keihin Electric Express Railway Co., Ltd.	511,022	0.0
76,343		Keio Corp.	564,108	0.0
38,996		Keisei Electric Railway Co., Ltd.	391,532	0.0
186,204		Keppel Corp., Ltd.	1,531,595	0.1
231,972		Kintetsu Corp.	780,376	0.1
116,883		Komatsu Ltd.	2,701,301	0.2
38,430		Kone OYJ	1,538,567	0.1
11,273		Koninklijke Boskalis Westminster NV	633,990	0.0
120,140	L	Koninklijke Philips NV	3,820,449	0.2
9,200	L	Koninklijke Vopak NV	495,739	0.0
139,222		Kubota Corp.	2,204,355	0.1
6,961		Kuehne & Nagel International AG	877,110	0.1
15,548		Kurita Water Industries Ltd.	346,825	0.0
33,060		Legrand S.A.	1,717,923	0.1
13,084		Leighton Holdings Ltd.	221,311	0.0
15,004		Makita Corp.	847,602	0.1
5,019		MAN SE	564,810	0.0
206,956		Marubeni Corp.	1,416,178	0.1
101,016		Meggitt PLC	736,809	0.1
139,953		Melrose Industries PLC	560,177	0.0
14,190		Metso OYJ	502,718	0.0
175,993		Mitsubishi Corp.	3,604,380	0.2
238,361		Mitsubishi Electric Corp.	3,177,635	0.2
372,193		Mitsubishi Heavy Industries Ltd.	2,396,119	0.2
16,490		Mitsubishi Logistics Corp.	236,923	0.0
213,201		Mitsui & Co., Ltd.	3,363,051	0.2
141,930		Mitsui OSK Lines Ltd.	453,484	0.0
176,644		MTR Corp.	692,678	0.0
14,521		Nabtesco Corp.	347,860	0.0
110,000	L	Nagoya Railroad Co., Ltd.	441,186	0.0
33,769		NGK Insulators Ltd.	804,942	0.1
25,092	L	Nidec Corp.	1,695,646	0.1
107,220		Nippon Express Co., Ltd.	449,071	0.0
211,030		Nippon Yusen KK	556,400	0.0
572,211		Noble Group Ltd.	581,744	0.0
59,549		NSK Ltd.	849,351	0.1
209,149		NWS Holdings Ltd.	371,978	0.0
82,015		Obayashi Corp.	561,282	0.0
10,992	@	OCI	339,075	0.0
80,654	L	Odakyu Electric Railway Co., Ltd.	737,561	0.1
100,282		Orkla ASA	906,440	0.1
11,041	@	Osram Licht AG	409,642	0.0
13,399		Park24 Co., Ltd.	213,813	0.0
25,204	@	Prysmian S.p.A.	466,348	0.0
15,809		Randstad Holdings NV	734,477	0.1
32,242		Rexel SA	602,115	0.0
233,261		Rolls-Royce Holdings PLC	3,630,370	0.2
83,533		Royal Mail PLC	529,208	0.0
33,739		Safran S.A.	2,187,437	0.1
131,044		Sandvik AB	1,471,799	0.1
6,018		Schindler Holding AG - Part Cert	815,168	0.1
3,114		Schindler Holding AG - Reg	415,548	0.0
64,471		Schneider Electric SE	4,946,400	0.3
25,806		Secom Co., Ltd.	1,537,378	0.1
41,681		Securitas AB	461,662	0.0
41,498		Seek Ltd.	587,148	0.0
144,194		SembCorp Industries Ltd.	585,104	0.0
125,838		SembCorp Marine Ltd.	368,486	0.0
678		SGS S.A.	1,402,751	0.1
78,692		Shimizu Corp.	620,963	0.0
97,977		Siemens AG	11,658,547	0.7
79,860		Singapore Airlines Ltd.	614,565	0.0
47,716		Skanska AB	984,059	0.1
49,316		SKF AB - B Shares	1,026,676	0.1
6,836		SMC Corp.	1,884,965	0.1
48,967		Smiths Group PLC	1,000,833	0.1
251,479		Snam Rete Gas S.p.A.	1,388,625	0.1
3,747		Societe BIC S.A.	483,014	0.0
200,906		Singapore Technologies Engineering Ltd.	574,142	0.0
3,165		Sulzer AG	388,117	0.0
141,255		Sumitomo Corp.	1,559,048	0.1
96,433		Sumitomo Electric Industries Ltd.	1,427,576	0.1
73,982		Sumitomo Heavy Industries	416,691	0.0
133,913		Sydney Airport	499,970	0.0
125,809		Taisei Corp.	709,775	0.0
11,994		Thales S.A.	638,350	0.0
15,078		THK Co., Ltd.	375,728	0.0
56,830		TNT Express NV	358,516	0.0
134,927		Tobu Railway Co., Ltd.	678,437	0.0
142,389		Tokyu Corp.	933,195	0.1
87,641		Toll Holdings Ltd.	432,297	0.0
77,432		Toppan Printing Co., Ltd.	556,469	0.0
495,619		Toshiba Corp.	2,300,755	0.1
36,869		Toto Ltd.	405,618	0.0
27,054		Toyota Tsusho Corp.	659,009	0.0
205,261		Transurban Group	1,385,837	0.1
31,626		Travis Perkins PLC	849,709	0.1
13,441		Vallourec	618,557	0.0
27,985	@	Vestas Wind Systems A/S	1,091,070	0.1
59,876		Vinci S.A.	3,474,674	0.2
188,229		Volvo AB - B Shares	2,036,431	0.1
18,366		Wartsila OYJ	818,380	0.1
26,690		Weir Group PLC	1,077,875	0.1
21,421		West Japan Railway Co.	958,651	0.1
32,577		Wolseley PLC	1,706,339	0.1
46,101		Yamato Holdings Co., Ltd.	858,452	0.1
20,562		Zardoya Otis SA	254,851	0.0
22,748		Zodiac Aerospace	725,406	0.1
			205,260,362	12.4

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 4.5%
19,956	L	Advantest Corp.	$257,637	0.0
351,129	@	Alcatel-Lucent	1,082,994	0.1
47,259		Amadeus IT Holding S.A.	1,764,249	0.1
174,363		ARM Holdings PLC	2,540,316	0.2
31,500		ASM Pacific Technology Ltd.	311,761	0.0
44,433		ASML Holding NV	4,401,050	0.3
9,770		Atos Origin	707,507	0.1
31,186		Brother Industries Ltd.	576,321	0.0
142,493		Canon, Inc.	4,636,143	0.3
18,634		Capgemini S.A.	1,336,318	0.1
35,567		Citizen Holdings Co., Ltd.	233,550	0.0
62,148		Computershare Ltd.	660,857	0.0
16,593		Dassault Systemes SA	1,065,919	0.1
378,534		Telefonaktiebolaget LM Ericsson	4,772,886	0.3
57,760		Fuji Photo Film Co., Ltd.	1,774,797	0.1
234,135		Fujitsu Ltd.	1,441,000	0.1
10,140	L	Gemalto NV	931,054	0.1
76		Gree, Inc.	518	0.0
50,196	L	GungHo Online Entertainment, Inc.	238,974	0.0
9,771		Hamamatsu Photonics KK	464,265	0.0
4,086		Hirose Electric Co., Ltd.	504,461	0.0
597,956		Hitachi Ltd.	4,568,403	0.3
54,337		Hoya Corp.	1,824,650	0.1
15,261		Ibiden Co., Ltd.	297,472	0.0
139,227		Infineon Technologies AG	1,433,062	0.1
45,100		Japan Display, Inc.	217,374	0.0
19,323		Kakaku.com, Inc.	274,461	0.0
5,722		Keyence Corp.	2,484,415	0.2
13,266	L	Konami Corp.	276,644	0.0
62,323		Konica Minolta Holdings, Inc.	673,745	0.0
39,494		Kyocera Corp.	1,844,645	0.1
25,148		Murata Manufacturing Co., Ltd.	2,858,456	0.2
320,207		NEC Corp.	1,106,756	0.1
8,878		NICE Systems Ltd.	362,428	0.0
13,094		Nintendo Co., Ltd.	1,426,308	0.1
51,414		Nippon Electric Glass Co., Ltd.	249,943	0.0
463,460		Nokia OYJ	3,935,298	0.2
13,888		Nomura Research Institute Ltd.	449,139	0.0
15,584		NTT Data Corp.	562,148	0.0
26,023		Omron Corp.	1,182,693	0.1
6,561		Otsuka Corp.	261,234	0.0
86,932		Ricoh Co., Ltd.	933,938	0.1
12,550		Rohm Co., Ltd.	790,211	0.1
144,252		Sage Group PLC/The	852,050	0.1
114,235		SAP SE	8,244,342	0.5
16,008		Seiko Epson Corp.	771,312	0.1
33,172		Shimadzu Corp.	287,382	0.0
79,390	L	STMicroelectronics NV	612,949	0.0
15,412		TDK Corp.	862,151	0.1
21,565		Tokyo Electron Ltd.	1,405,505	0.1
14,153		Trend Micro, Inc.	479,550	0.0
14,824		United Internet AG	629,405	0.0
8,070	@	Xero Ltd	135,632	0.0
180,244		Yahoo! Japan Corp.	685,100	0.0
27,842	L	Yaskawa Electric Corp.	378,365	0.0
28,073		Yokogawa Electric Corp.	369,111	0.0
			73,428,854	4.5

		Materials: 7.4%
42,207		Air Liquide	5,145,941	0.3
22,043		Air Water, Inc.	328,348	0.0
29,853		Akzo Nobel NV	2,042,590	0.1
331,219	@	Alumina Ltd.	490,590	0.0
148,916		Amcor Ltd.	1,475,034	0.1
172,304	@	Anglo American PLC	3,842,664	0.2
51,165		Antofagasta PLC	595,366	0.0
126,791		ArcelorMittal	1,734,785	0.1
7,525		Arkema	504,248	0.0
162,653		Asahi Kasei Corp.	1,322,749	0.1
113,489		BASF AG	10,352,222	0.6
397,769		BHP Billiton Ltd.	11,723,639	0.7
260,155		BHP Billiton PLC	7,196,000	0.4
35,144		Boliden AB	567,447	0.0
105,917		Boral Ltd.	460,729	0.0
31,412		CRH PLC - Dublin	713,380	0.1
60,857		CRH PLC - London	1,382,818	0.1
17,668		Croda International	585,891	0.0
37,984		Daicel Corp.	411,073	0.0
1,168		EMS-Chemie Holding AG	483,315	0.0
91,150		Fletcher Building Ltd.	624,768	0.1
199,982		Fortescue Metals Group Ltd.	607,550	0.0
27,322		Fresnillo PLC	335,096	0.0
1,159		Givaudan	1,847,445	0.1
1,313,366		Glencore PLC	7,273,823	0.5
17,642		HeidelbergCement AG	1,161,216	0.1
27,910		Hitachi Metals Ltd.	503,066	0.0
28,352	@	Holcim Ltd.	2,062,657	0.1
54,100		Iluka Resources Ltd.	372,111	0.0
4,464		Imerys SA	329,075	0.0
214,615		Incitec Pivot Ltd.	508,383	0.0
58,338		Israel Chemicals Ltd.	419,070	0.0
379	@	Israel Corp., Ltd.	213,016	0.0
57,010		James Hardie Industries SE	596,453	0.0
63,302		JFE Holdings, Inc.	1,264,552	0.1
25,586		Johnson Matthey PLC	1,206,546	0.1
24,035		JSR Corp.	419,455	0.0
21,272		K+S AG	600,076	0.0
31,553		Kansai Paint Co., Ltd.	471,755	0.0
400,769		Kobe Steel Ltd.	650,837	0.1
20,654		Koninklijke DSM NV	1,273,502	0.1
44,867		Kuraray Co., Ltd.	527,044	0.0
23,193		Lafarge S.A.	1,669,125	0.1
11,002		Lanxess	607,331	0.0
22,940		Linde AG	4,390,955	0.3
138,515		Mitsubishi Materials Corp.	448,180	0.0
175,048		Mitsubishi Chemical Holdings Corp.	861,707	0.1
52,678		Mitsubishi Gas Chemical Co., Inc.	335,861	0.0

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
108,074		Mitsui Chemicals, Inc.	$300,797	0.0
95,455		Newcrest Mining Ltd.	877,230	0.1
22,817	L	Nippon Paint Co., Ltd.	514,703	0.0
958,800		Nippon Steel Corp.	2,489,174	0.2
19,542		Nitto Denko Corp.	1,070,046	0.1
173,380		Norsk Hydro ASA	969,333	0.1
30,559		Novozymes A/S	1,322,459	0.1
103,826		OJI Paper Co., Ltd.	393,064	0.0
47,283		Orica Ltd.	780,343	0.1
11,341		Randgold Resources Ltd.	768,823	0.1
91,713		Rexam PLC	729,058	0.1
54,158		Rio Tinto Ltd.	2,820,334	0.2
157,269		Rio Tinto PLC	7,706,114	0.5
51,589		Shin-Etsu Chemical Co., Ltd.	3,380,069	0.2
273		Sika AG	943,945	0.1
7,601		Solvay S.A.	1,167,396	0.1
69,653		Stora Enso OYJ (Euro Denominated Security)	577,886	0.0
194,171		Sumitomo Chemical Co., Ltd.	693,519	0.1
65,561		Sumitomo Metal Mining Co., Ltd.	922,690	0.1
11,465		Syngenta AG	3,630,343	0.2
154,001		Taiheiyo Cement Corp.	580,833	0.0
32,725		Taiyo Nippon Sanso Corp.	288,905	0.0
131,509		Teijin Ltd.	317,758	0.0
57,401	@	ThyssenKrupp AG	1,498,609	0.1
187,903		Toray Industries, Inc.	1,242,222	0.1
22,085		Toyo Seikan Kaisha Ltd.	273,789	0.0
13,842		Umicore	603,485	0.0
67,743		UPM-Kymmene OYJ	962,990	0.1
15,639		Voestalpine AG	617,572	0.0
22,631	L	Yara International ASA	1,136,350	0.1
			122,519,323	7.4

		Telecommunication Services: 4.8%
19,797		Belgacom S.A.	689,260	0.0
258,805		Bezeq Israeli Telecommunication Corp., Ltd.	446,756	0.0
983,315		BT Group PLC	6,031,624	0.4
386,811		Deutsche Telekom AG	5,855,017	0.4
20,192		Elisa OYJ	534,918	0.0
230,523		Orange SA	3,440,023	0.2
345,867		HKT Trust / HKT Ltd.	417,810	0.0
3,403		Iliad SA	717,868	0.1
56,660		Inmarsat PLC	642,681	0.0
73,067		KDDI Corp.	4,395,435	0.3
408,643		Koninklijke KPN NV	1,308,329	0.1
8,628		Millicom International Cellular S.A.	691,056	0.0
47,099		Nippon Telegraph & Telephone Corp.	2,920,811	0.2
197,754		NTT DoCoMo, Inc.	3,312,028	0.2
1,017,150		Singapore Telecommunications Ltd.	3,027,756	0.2
119,146		Softbank Corp.	8,322,216	0.5
3,004		Swisscom AG	1,702,766	0.1
113,112		TDC A/S	856,906	0.1
45,265		Tele2 AB	544,832	0.0
247,420		Telecom Corp. of New Zealand Ltd.	573,398	0.0
1,280,163	@	Telecom Italia S.p.A.	1,464,228	0.1
780,451		Telecom Italia S.p.A. RNC	689,859	0.0
507,276		Telefonica S.A.	7,834,514	0.5
93,540		Telenor ASA	2,052,968	0.1
298,486		TeliaSonera AB	2,058,405	0.1
544,154		Telstra Corp., Ltd.	2,524,753	0.2
150,156		Vivendi	3,625,956	0.2
3,277,246		Vodafone Group PLC	10,799,196	0.7
19,450		Ziggo NV	910,872	0.1
			78,392,241	4.8

		Utilities: 3.7%
82,903		AGL Energy Ltd.	982,065	0.1
113,263		APA Group	736,856	0.0
627,298		Centrica PLC	3,126,401	0.2
83,402		Cheung Kong Infrastructure Holdings Ltd.	584,488	0.0
82,542		Chubu Electric Power Co., Inc.	947,617	0.1
39,272		Chugoku Electric Power Co., Inc.	503,606	0.0
233,865		CLP Holdings Ltd.	1,878,557	0.1
247,383		E.ON AG	4,517,652	0.3
15,642		Electric Power Development Co., Ltd.	511,108	0.0
30,577		Electricite de France SA	1,003,137	0.1
25,510		Enagas	820,381	0.0
235,709		Enel Green Power SpA	601,634	0.0
815,874		Enel S.p.A.	4,316,092	0.3
299,051		Energias de Portugal S.A.	1,304,065	0.1
55,730		Fortum OYJ	1,358,813	0.1
44,648		Gas Natural SDG S.A.	1,313,404	0.1
179,078		Gaz de France	4,491,383	0.3
23,581		Hokuriku Electric Power Co.	309,779	0.0
795,115		Hong Kong & China Gas	1,724,404	0.1
178,845		Power Assets Holdings Ltd.	1,580,761	0.1
630,701		Iberdrola S.A.	4,508,208	0.3
88,962		Kansai Electric Power Co., Inc.	840,608	0.0
53,560		Kyushu Electric Power Co., Inc.	577,314	0.0
462,211		National Grid PLC	6,644,197	0.4
245,828		Osaka Gas Co., Ltd.	987,118	0.1
14,056		Red Electrica de Espana	1,216,661	0.1
60,583		RWE AG	2,357,936	0.1
120,713		Scottish & Southern Energy PLC	3,022,678	0.2
30,045		Severn Trent PLC	912,832	0.1
23,344		Shikoku Electric Power Co., Inc.	299,518	0.0
37,277		Suez Environnement S.A.	630,519	0.0
193,300		Terna S.p.A	970,288	0.1

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
57,113	Tohoku Electric Power Co., Inc.	$649,111	0.0
178,966	@ Tokyo Electric Power Co., Inc.	626,614	0.0
299,361	Tokyo Gas Co., Ltd.	1,682,148	0.1
86,139	United Utilities Group PLC	1,125,210	0.1
52,082	Veolia Environnement	918,370	0.1
		60,581,533	3.7

	Total Common Stock
	(Cost $1,479,147,976)	1,589,305,532	96.4

PREFERRED STOCK: 0.5%
	Consumer Discretionary: 0.4%
7,062	Bayerische Motoren Werke AG	572,785	0.0
19,582	Porsche AG	1,562,117	0.1
19,657	Volkswagen AG	4,059,350	0.3
		6,194,252	0.4

	Consumer Staples: 0.1%
22,093	Henkel AG & Co. KGaA	2,199,422	0.1

	Materials: 0.0%
9,233	Fuchs Petrolub AG	349,037	0.0

	Total Preferred Stock
	(Cost $8,563,574)	8,742,711	0.5

RIGHTS: 0.0%
	Consumer Discretionary: 0.0%
110,581	Fiat S.p.A.	740	0.0

	Financials: 0.0%
731,928	Banco Bilbao Vizcaya Argentaria SA	73,033	0.0
221,588	Banco Popular Espanol SA	3,079	0.0
15,860	Immoeast AG	–	–
		76,112	0.0

	Total Rights
	(Cost $77,683)	76,852	0.0

	Total Long-Term Investments
	(Cost $1,487,789,233)	1,598,125,095	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 1.0%
3,766,870	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $3,766,871, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,842,208, due 09/01/15-09/15/49)	$3,766,870	0.2
3,766,870	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $3,766,871, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $3,842,208, due 10/23/14-03/01/48)	3,766,870	0.2
1,091,865	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,091,866, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,113,703, due 12/31/15-06/30/18)	1,091,865	0.1
3,766,870	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $3,766,870, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,842,207, due 10/02/14-10/01/44)	3,766,870	0.3

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
3,468,000	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $3,468,005, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,537,131, due 04/15/16-01/15/29)	$3,468,000	0.2
		15,860,475	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
21,338,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $21,338,000)	21,338,000	1.3

	Total Short-Term Investments
	(Cost $37,198,475)	37,198,475	2.3

	Total Investments in Securities (Cost $1,524,987,708)	$1,635,323,570	99.2
	Assets in Excess of Other Liabilities	12,773,986	0.8
	Net Assets	$1,648,097,556	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,535,757,206.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$153,655,508
Gross Unrealized Depreciation	(54,089,144)

Net Unrealized Appreciation	$99,566,364

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$6,294,352	$172,008,020	$–	$178,302,372
Consumer Staples	1,761,927	169,810,047	–	171,571,974
Energy	1,145,412	107,877,485	–	109,022,897
Financials	2,301,727	408,489,811	–	410,791,538
Health Care	–	179,434,438	–	179,434,438
Industrials	935,489	204,324,873	–	205,260,362
Information Technology	311,761	73,117,093	–	73,428,854
Materials	1,743,681	120,775,642	–	122,519,323
Telecommunication Services	417,810	77,974,431	–	78,392,241
Utilities	1,724,404	58,857,129	–	60,581,533
Total Common Stock	16,636,563	1,572,668,969	–	1,589,305,532
Preferred Stock	–	8,742,711	–	8,742,711
Rights	76,112	740	–	76,852
Short-Term Investments	21,338,000	15,860,475	–	37,198,475
Total Investments, at fair value	$38,050,675	$1,597,272,895	$–	$1,635,323,570
Liabilities Table
Other Financial Instruments+
Futures	$(742,931)	$–	$–	$(742,931)
Total Liabilities	$(742,931)	$–	$–	$(742,931)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuer was considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Groep NV	$2,630,872	$4,545,245	$(499,968)	$77,316	$6,753,465	-	$2,210	$-
	$2,630,872	$4,545,245	$(499,968)	$77,316	$6,753,465	$-	$2,210	$-

Voya International Index Portfolio Open Futures Contracts on September 30, 2014:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Mini Index	519	12/19/14	$47,740,215	$(742,931)
			$47,740,215	$(742,931)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$742,931
Total Liability Derivatives		$742,931

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 20.4%
3,000		ABC-Mart, Inc.	$153,223	0.1
9,800		Accordia Golf Co., Ltd.	102,876	0.0
700		Aeon Fantasy Co., Ltd.	9,227	0.0
1,900		Aisan Industry Co., Ltd.	14,960	0.0
19,600		Aisin Seiki Co., Ltd.	707,451	0.2
8,000	L	Akebono Brake Industry Co., Ltd.	33,793	0.0
2,300		Alpen Co., Ltd.	35,420	0.0
4,600		Alpine Electronics, Inc.	75,953	0.0
500		Amiyaki Tei Co., Ltd.	18,314	0.0
400		Amuse, Inc.	11,416	0.0
4,300		AOKI Holdings, Inc.	49,487	0.0
5,800		Aoyama Trading Co., Ltd.	135,178	0.1
3,000		Arata Corp.	8,970	0.0
1,900		Arc Land Sakamoto Co., Ltd.	44,531	0.0
1,200		Asahi Co., Ltd.	13,447	0.0
4,300		Asatsu-DK, Inc.	107,858	0.0
20,800		Asics Corp.	469,117	0.1
2,100		ASKUL Corp.	44,140	0.0
18,000		Atsugi Co., Ltd.	18,551	0.0
7,700		Autobacs Seven Co., Ltd.	119,582	0.0
4,200		Avex Group Holdings, Inc.	63,673	0.0
7,900		Belluna Co., Ltd.	34,706	0.0
7,600		Benesse Holdings, Inc.	249,340	0.1
6,400		Best Denki Co., Ltd.	8,047	0.0
8,700		BIC Camera, Inc.	82,002	0.0
2,400		Bookoff Corp.	18,316	0.0
71,100		Bridgestone Corp.	2,351,629	0.6
14,000		Calsonic Kansei Corp.	76,163	0.0
2,000		Can Do Co., Ltd.	30,752	0.0
5,800		Canon Sales Co., Inc.	111,730	0.0
21,300	L	Casio Computer Co., Ltd.	355,949	0.1
700		Central Sports Co., Ltd.	11,168	0.0
2,300		Chiyoda Co., Ltd.	46,488	0.0
2,300		Chofu Seisakusho Co., Ltd.	62,565	0.0
700		Chori Co., Ltd.	9,128	0.0
13,000	@,L	Clarion Co., Ltd.	56,961	0.0
2,700		Cleanup Corp.	23,358	0.0
8,000	L	Colowide Co., Ltd.	94,274	0.0
1,100	L	COOKPAD, Inc.	35,327	0.0
1,200		Corona Corp.	12,715	0.0
2,000		Daido Metal Co., Ltd.	26,008	0.0
4,300		Daidoh Ltd.	21,442	0.0
23,000	@	Daiei, Inc.	26,252	0.0
22,800	L	Daihatsu Motor Co., Ltd.	361,800	0.1
1,300		Daikoku Denki Co., Ltd.	22,874	0.0
1,500		Dainichi Co., Ltd.	10,738	0.0
1,300		Daisyo Corp.	15,931	0.0
9,300		DCM Japan Holdings Co., Ltd.	63,761	0.0
13,000	L	Dena Co., Ltd.	165,274	0.1
53,000		Denso Corp.	2,445,222	0.7
21,300		Dentsu, Inc.	811,323	0.2
8,000		Descente Ltd.	69,064	0.0
7,200		Don Quijote Holdings Co. Ltd.	413,189	0.1
1,900		Doshisha Co., Ltd.	32,585	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	76,065	0.0
2,200		Dunlop Sports Co. Ltd.	25,408	0.0
5,000		Dynic Corp.	8,021	0.0
3,000		Eagle Industry Co., Ltd.	60,949	0.0
8,700		EDION Corp.	54,974	0.0
3,200		Exedy Corp.	81,058	0.0
2,300		Yondoshi Holdings, Inc.	46,064	0.0
4,300		Fast Retailing Co., Ltd.	1,440,895	0.4
3,100		FCC Co., Ltd.	50,411	0.0
1,000		Felissimo Corp.	10,781	0.0
2,000		Foster Electric Co., Ltd.	28,798	0.0
8,000		France Bed Holdings Co., Ltd.	13,785	0.0
1,200		F-Tech, Inc.	13,870	0.0
2,300		Fuji Co., Ltd.	45,599	0.0
73,600		Fuji Heavy Industries Ltd.	2,438,124	0.7
3,000		Fuji Kiko Co., Ltd.	15,664	0.0
7,000		Fuji Kyuko Co., Ltd.	79,498	0.0
21,000		Fuji Television Network, Inc.	312,403	0.1
10,000		Fujibo Holdings, Inc.	29,356	0.0
2,500		Fujikura Rubber Ltd.	19,417	0.0
8,000		Fujita Kanko, Inc.	26,995	0.0
5,000		Fujitsu General Ltd.	61,420	0.0
2,800		Funai Electric Co., Ltd.	28,732	0.0
1,000		Furukawa Battery Co., Ltd.	10,717	0.0
4,600		Futaba Industrial Co., Ltd.	26,726	0.0
8,000		Gakken Holdings Co., Ltd.	20,186	0.0
1,100		Genki Sushi Co., Ltd.	21,288	0.0
2,900		Geo Corp.	24,989	0.0
11,000		GLOBERIDE, Inc.	13,942	0.0
4,000		Goldwin, Inc.	20,596	0.0
3,000	L	Gourmet Kineya Co., Ltd.	23,687	0.0
2,000		GSI Creos Corp.	2,667	0.0
5,900		Gulliver International Co., Ltd.	50,189	0.0
16,000		Gunze Ltd.	44,947	0.0
8,335		H2O Retailing Corp.	139,558	0.1
32,700		Hakuhodo DY Holdings, Inc.	331,033	0.1
300		Hakuyosha Co., Ltd.	670	0.0
2,000		Happinet Corp.	31,937	0.0
1,500		Hard Off Corp. Co., Ltd.	12,328	0.0
1,400		Haruyama Trading Co., Ltd.	9,241	0.0
32,400	L	Haseko Corp.	250,376	0.1
4,700		Heiwa Corp.	92,865	0.0
1,464		Hiday Hidaka Corp.	38,840	0.0
2,000		Hikari Tsushin, Inc.	142,181	0.1
1,500		Hiramatsu, Inc.	8,704	0.0
4,000		HIS Co., Ltd.	106,748	0.0
7,200		Hitachi Koki Co., Ltd.	62,691	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
196,000		Honda Motor Co., Ltd.	$6,724,728	1.8
1,210	L	Honeys Co., Ltd.	12,766	0.0
3,400		Hoosiers Holdings Co. Ltd.	15,531	0.0
1,200		Hurxley Corp.	9,842	0.0
900		Ichibanya Co., Ltd.	43,610	0.0
3,000		Ichikawa Co., Ltd.	7,821	0.0
7,000		Ichikoh Industries Ltd.	17,378	0.0
9,620		Iida Group Holdings Co. Ltd.	117,667	0.0
1,600		Ikyu Corp.	21,974	0.0
2,500		Imasen Electric Industrial	52,644	0.0
2,000		Intage, Inc.	25,131	0.0
41,600		Isetan Mitsukoshi Holdings Ltd.	541,404	0.2
62,000		Isuzu Motors Ltd.	876,828	0.2
4,500		Izumi Co., Ltd.	153,028	0.1
20,000	@	Izutsuya Co., Ltd.	12,576	0.0
24,500		J Front Retailing Co., Ltd.	320,517	0.1
30,000	@,L	Janome Sewing Machine Co., Ltd.	48,125	0.0
2,000		Japan Vilene Co. Ltd.	11,036	0.0
8,000		Japan Wool Textile Co., Ltd.	55,272	0.0
1,000	L	Jin Co. Ltd.	26,942	0.0
700		Joban Kosan Co. Ltd.	971	0.0
5,000		Joshin Denki Co., Ltd.	44,716	0.0
5,500	L	JP-Holdings, Inc./Japan	20,716	0.0
15,670		JVC Kenwood Holdings, Inc.	39,169	0.0
2,300	L	Kadokawa Corp.	55,091	0.0
4,600	L	Kappa Create Co., Ltd.	44,051	0.0
4,000		Kasai Kogyo Co., Ltd.	38,513	0.0
400		Kawai Musical Instruments Manufacturing Co., Ltd.	7,576	0.0
22,000		KYB Co. Ltd.	99,077	0.0
5,800		Keihin Corp.	76,698	0.0
6,700	L	Keiyo Co., Ltd.	30,402	0.0
11,000	@	Kinki Nippon Tourist Co., Ltd.	17,758	0.0
5,000	@	Kintetsu Department Store Co. Ltd	15,204	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	29,757	0.0
1,800	L	Kisoji Co., Ltd.	32,072	0.0
2,900		Kohnan Shoji Co., Ltd.	32,285	0.0
12,000		Koito Manufacturing Co., Ltd.	326,442	0.1
3,800		Kojima Co., Ltd.	10,631	0.0
7,000		Komatsu Seiren Co., Ltd.	36,477	0.0
2,900		Komeri Co., Ltd.	65,880	0.0
2,400		Konaka Co., Ltd.	14,448	0.0
2,200		Kourakuen Corp.	28,061	0.0
4,860		Ks Holdings Corp.	144,802	0.1
700		Kura Corp.	19,518	0.0
23,000		Kurabo Industries Ltd.	39,012	0.0
1,800		Kyoritsu Maintenance Co., Ltd.	73,127	0.0
1,300		LEC, Inc.	13,359	0.0
5,200		Look, Inc.	11,941	0.0
900		Mars Engineering Corp.	15,885	0.0
28,700		Marui Group Co., Ltd.	236,344	0.1
4,500		Matsuya Co., Ltd.	55,914	0.0
800		Matsuya Foods Co., Ltd.	15,516	0.0
64,400		Mazda Motor Corp.	1,619,949	0.4
3,700		Meiko Network Japan Co., Ltd.	40,616	0.0
1,800		Meiwa Estate Co., Ltd.	8,460	0.0
3,000		Misawa Homes Co., Ltd.	30,442	0.0
4,400		Mitsuba Corp.	76,894	0.0
77,400		Mitsubishi Motors Corp.	938,861	0.3
2,000		Mitsui Home Co., Ltd.	8,958	0.0
13,000		Mizuno Corp.	68,887	0.0
600		Monogatari Corp.	18,665	0.0
3,000		MOS Food Services, Inc.	59,779	0.0
4,100		Mr Max Corp.	12,143	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	51,480	0.0
15,000	@	Naigai Co., Ltd.	9,032	0.0
1,800		Nakayamafuku Co., Ltd.	13,093	0.0
24,100		Namco Bandai Holdings, Inc.	620,003	0.2
2,400		Next Co. Ltd	16,271	0.0
19,300		NGK Spark Plug Co., Ltd.	567,899	0.2
17,100		NHK Spring Co., Ltd.	167,789	0.1
10,000		Nice Holdings, Inc.	19,781	0.0
5,100		Nifco, Inc.	157,291	0.1
1,300		Nihon Eslead Corp.	11,815	0.0
700		Nihon Tokushu Toryo Co., Ltd.	4,468	0.0
39,700	L	Nikon Corp.	574,187	0.2
2,050		Nippon Columbia Co. Ltd.	10,018	0.0
1,800		Nippon Felt Co., Ltd.	7,883	0.0
9,000		Nippon Piston Ring Co., Ltd.	20,996	0.0
22,200		Nippon Television Network Corp.	338,687	0.1
6,000		Nishimatsuya Chain Co., Ltd.	46,876	0.0
302,600		Nissan Motor Co., Ltd.	2,929,214	0.8
10,000		Nissan Shatai Co., Ltd.	163,076	0.1
11,000	L	Nissei Build Kogyo Co., Ltd.	27,668	0.0
2,900		Nissen Holdings Co., Ltd.	9,774	0.0
16,000		Nisshinbo Industries, Inc.	134,542	0.1
4,900		Nissin Kogyo Co., Ltd.	80,698	0.0
8,500		Nitori Co., Ltd.	526,620	0.2
10,100		NOK Corp.	231,865	0.1
2,800		Noritsu Koki Co., Ltd.	16,477	0.0
2,000		Ohashi Technica, Inc.	23,213	0.0
600		Ohsho Food Service Corp.	23,196	0.0
17,000		Onward Kashiyama Co., Ltd.	106,147	0.0
6,100		Oriental Land Co., Ltd.	1,152,759	0.3

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
6,100		Pacific Industrial Co., Ltd.	$46,189	0.0
1,000		Pal Co., Ltd.	27,152	0.0
3,600		Paltac Corp.	44,054	0.0
10,000		PanaHome Corp.	69,541	0.0
246,500		Panasonic Corp.	2,937,880	0.8
2,600		Parco Co., Ltd.	21,052	0.0
4,400		Paris Miki Holdings, Inc.	19,649	0.0
3,800		PGM Holdings K K	36,378	0.0
1,100		PIA Corp.	18,578	0.0
900		Piolax, Inc.	42,130	0.0
30,200	@	Pioneer Corp.	83,028	0.0
2,600		Plenus Co., Ltd.	59,764	0.0
1,850		Adastria Holdings Co. Ltd	36,072	0.0
9,000		Press Kogyo Co., Ltd.	37,096	0.0
97,500		Rakuten, Inc.	1,122,368	0.3
1,300		Renaissance, Inc.	11,272	0.0
7,400		Resorttrust, Inc.	165,550	0.1
2,200		Right On Co., Ltd.	14,312	0.0
8,000		Riken Corp.	33,854	0.0
1,600		Ringer Hut Co., Ltd.	24,535	0.0
3,600		Rinnai Corp.	298,683	0.1
3,940	L	Riso Kyoiku Co. Ltd.	8,191	0.0
8,100		Round One Corp.	48,671	0.0
3,700		Royal Holdings Co., Ltd.	59,732	0.0
2,200		Ryohin Keikaku Co., Ltd.	262,297	0.1
5,000	L	Sagami Chain Co., Ltd.	48,025	0.0
1,900		Saizeriya Co., Ltd.	25,421	0.0
9,000		Sakai Ovex Co., Ltd.	13,868	0.0
600		San Holdings, Inc.	8,634	0.0
12,000		Sanden Corp.	71,086	0.0
4,500		Sangetsu Co., Ltd.	113,277	0.0
6,400		Sankyo Co., Ltd.	229,363	0.1
4,700		Sankyo Seiko Co., Ltd.	17,398	0.0
1,100		Sanoh Industrial Co., Ltd.	7,526	0.0
5,800	L	Sanrio Co., Ltd.	168,128	0.1
811,000	@,L	Sansui Electric Co., Ltd.	–	–
5,000		Sanyo Electric Railway Co. Ltd	21,271	0.0
11,000		Sanyo Shokai Ltd.	24,206	0.0
4,800		Scroll Corp.	12,819	0.0
23,700		Sega Sammy Holdings, Inc.	381,595	0.1
14,000		Seiko Holdings Corp.	61,372	0.0
6,600		Seiren Co., Ltd.	59,020	0.0
47,000		Sekisui Chemical Co., Ltd.	540,168	0.2
64,100		Sekisui House Ltd.	755,466	0.2
6,800		Senshukai Co., Ltd.	54,522	0.0
157,000	L	Sharp Corp.	446,626	0.1
5,600		Shimachu Co., Ltd.	129,374	0.1
2,400		Shimamura Co., Ltd.	220,639	0.1
9,300		Shimano, Inc.	1,131,285	0.3
2,400		Shimojima Co., Ltd.	21,894	0.0
5,000		Shinyei Kaisha	9,995	0.0
5,000		Shiroki Corp.	10,486	0.0
1,400		Shobunsha Publications, Inc.	9,012	0.0
16,000	L	Shochiku Co., Ltd.	148,774	0.1
6,300		Showa Corp.	69,003	0.0
16,900		Sky Perfect Jsat Corp.	99,306	0.0
119,412		Sony Corp.	2,143,115	0.6
1,200		St. Marc Holdings Co., Ltd.	60,585	0.0
16,300		Stanley Electric Co., Ltd.	352,881	0.1
6,300		Start Today Co. Ltd.	136,829	0.1
1,300		Studio Alice Co., Ltd.	16,701	0.0
10,000		Suminoe Textile Co., Ltd.	31,363	0.0
17,700		Sumitomo Forestry Co., Ltd.	190,450	0.1
17,100		Sumitomo Rubber Industries, Inc.	243,249	0.1
45,300		Suzuki Motor Corp.	1,502,384	0.4
19,000	@,L	Yamada SxL Home Co. Ltd	20,443	0.0
7,000		T RAD Co., Ltd.	17,552	0.0
2,600		Tachi-S Co., Ltd.	37,656	0.0
2,500		Taiho Kogyo Co., Ltd.	28,573	0.0
2,400		Takamatsu Construction Group Co., Ltd.	44,893	0.0
30,000		Takashimaya Co., Ltd.	250,936	0.1
4,500		Takata Corp.	102,156	0.0
1,040		Take And Give Needs Co., Ltd.	11,145	0.0
2,000		Takihyo Co., Ltd.	7,642	0.0
2,300	L	Tamron Co., Ltd.	44,194	0.0
4,000		TBK Co., Ltd.	24,668	0.0
2,400		TPR Co., Ltd.	57,866	0.0
3,000		T-Gaia Corp.	28,704	0.0
1,900		Toa Corp./Hyogo	19,932	0.0
11,000		Toabo Corp.	7,818	0.0
10,000		Toei Co., Ltd.	51,886	0.0
15,200		Toho Co., Ltd.	343,418	0.1
5,500		Tokai Rika Co., Ltd.	116,369	0.0
4,800		Tokai Rubber Industries, Inc.	42,445	0.0
820		Token Corp.	37,515	0.0
12,300		Tokyo Broadcasting System, Inc.	136,940	0.1
1,050		Tokyo Derica Co. Ltd.	16,190	0.0
18,000		Tokyo Dome Corp.	75,863	0.0
17,000	L	Tokyotokeiba Co., Ltd.	48,668	0.0
5,900	L	Tomy Co., Ltd.	32,808	0.0
4,000		Tonichi Carlife Group, Inc.	10,990	0.0
4,900		Topre Corp.	69,707	0.0
2,200		Toridoll.corp	26,150	0.0
9,500		Toyo Tire & Rubber Co., Ltd.	162,550	0.1
6,400		Toyoda Gosei Co., Ltd.	124,939	0.1
8,400	L	Toyota Boshoku Corp.	88,098	0.0
19,300		Toyota Industries Corp.	933,689	0.3
299,460		Toyota Motor Corp.	17,619,983	4.7
5,000		TS Tech Co., Ltd.	121,605	0.0
11,850		TSI Holdings Co. Ltd.	83,098	0.0
600		Tsutsumi Jewelry Co., Ltd.	14,603	0.0
6,300		TV Asahi Corp.	99,352	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
2,700		Tv Tokyo Holdings Corp.	$53,598	0.0
3,700		Unipres Corp.	72,601	0.0
3,100		United Arrows Ltd.	114,620	0.0
75,000	@	Unitika Ltd.	34,942	0.0
3,100	L	U-Shin Ltd.	19,525	0.0
27,900		USS Co., Ltd.	426,811	0.1
1,200	L	ValueCommerce Co. Ltd.	8,626	0.0
15,000		Wacoal Holdings Corp.	145,962	0.1
2,600	L	WATAMI Co., Ltd.	30,975	0.0
300		Wowow, Inc.	12,210	0.0
2,500		Xebio Co., Ltd.	37,931	0.0
87,200	L	Yamada Denki Co., Ltd.	254,522	0.1
15,600		Yamaha Corp.	203,954	0.1
32,100		Yamaha Motor Co., Ltd.	628,994	0.2
2,900		Yamato International, Inc.	11,373	0.0
1,500		Yellow Hat Ltd.	32,983	0.0
5,300		Yokohama Reito Co., Ltd.	39,265	0.0
26,000		Yokohama Rubber Co., Ltd.	225,297	0.1
5,000		Yomiuri Land Co., Ltd.	21,809	0.0
1,600		Yorozu Corp.	27,407	0.0
6,800		Yoshinoya D&C Co., Ltd.	81,337	0.0
2,400	L	Zenrin Co., Ltd.	28,443	0.0
8,200	L	Zensho Holdings Co., Ltd.	72,606	0.0
			77,243,325	20.4

		Consumer Staples: 7.4%
84,600	L	Aeon Co., Ltd.	842,914	0.2
2,300		Aeon Hokkaido Corp.	15,441	0.0
2,600		Ain Pharmaciez, Inc.	59,395	0.0
56,000		Ajinomoto Co., Inc.	931,281	0.3
4,500		Arcs Co., Ltd.	94,141	0.0
2,400		Ariake Japan Co., Ltd.	53,798	0.0
600		Artnature, Inc.	16,268	0.0
48,600		Asahi Group Holdings, Ltd.	1,405,812	0.4
2,100	L	Belc Co., Ltd.	57,712	0.0
9,200		Calbee, Inc.	300,694	0.1
2,100		Cawachi Ltd.	35,966	0.0
2,200		CFS Corp.	12,426	0.0
3,300		Chubu Shiryo Co., Ltd.	20,513	0.0
6,670		Coca-Cola Central Japan Co., Ltd.	132,578	0.0
7,300		Coca-Cola West Co., Ltd.	106,294	0.0
2,620		Cocokara Fine Holdings, Inc.	68,534	0.0
1,200		Cosmos Pharmaceutical Corp.	152,007	0.1
1,300		Create SD Holdings	45,650	0.0
800		Daikokutenbussan Co., Ltd.	23,898	0.0
1,600		Dr Ci:Labo Co., Ltd.	52,342	0.0
1,200		Dydo Drinco, Inc.	47,394	0.0
4,500		Ezaki Glico Co., Ltd.	155,182	0.1
7,600		FamilyMart Co., Ltd.	290,045	0.1
5,200		Fancl Corp.	63,818	0.0
6,500		Fuji Oil Co., Ltd.	96,030	0.0
2,000		Fujicco Co., Ltd.	25,886	0.0
19,000		Fujiya Co., Ltd.	34,074	0.0
900		Harashin Narus Holdings Co., Ltd.	17,135	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	8,632	0.0
3,800		Heiwado Co., Ltd.	63,875	0.0
2,900		Hokuto Corp.	52,324	0.0
9,100		House Foods Corp.	157,796	0.1
3,300		Inageya Co., Ltd.	35,578	0.0
6,700	L	Ito En Ltd.	141,372	0.0
1,000		Itochu-Shokuhin Co., Ltd.	33,032	0.0
12,000		Itoham Foods, Inc.	57,505	0.0
135,000		Japan Tobacco, Inc.	4,386,883	1.2
17,000		J-Oil Mills, Inc.	56,040	0.0
10,500	L	Kagome Co., Ltd.	166,016	0.1
1,100		Kameda Seika Co. Ltd.	32,942	0.0
62,100		Kao Corp.	2,423,307	0.7
2,100		Kasumi Co., Ltd.	19,124	0.0
2,800		Kato Sangyo Co., Ltd.	58,659	0.0
13,000		Kewpie Corp.	219,442	0.1
2,600	L	KEY Coffee, Inc.	38,985	0.0
20,000		Kikkoman Corp.	425,060	0.1
103,000		Kirin Brewery Co., Ltd.	1,366,474	0.4
3,800		Kobayashi Pharmaceutical Co., Ltd.	232,094	0.1
3,700		Kose Corp.	157,434	0.1
400		Kusuri No Aoki Co. Ltd.	17,160	0.0
11,000		Kyodo Shiryo Co., Ltd.	10,030	0.0
10,000		Kyokuyo Co. Ltd.	23,722	0.0
8,700		Lawson, Inc.	608,680	0.2
2,000		Life Corp.	31,698	0.0
26,000		Lion Corp.	139,817	0.0
2,600		Mandom Corp.	89,644	0.0
7,000		Marudai Food Co., Ltd.	26,149	0.0
8,000		Maruetsu, Inc.	38,151	0.0
4,900		Maruha Nichiro Corp.	73,007	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	135,771	0.0
4,900		Megmilk Snow Brand Co., Ltd.	64,045	0.0
7,300		MEIJI Holdings Co., Ltd.	577,289	0.2
700		Meito Sangyo Co., Ltd.	7,662	0.0
1,512		Milbon Co., Ltd.	50,192	0.0
700		Ministop Co., Ltd.	9,757	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	56,755	0.0
15,000		Mitsui Sugar Co., Ltd.	50,225	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	17,618	0.0
26,000		Morinaga & Co., Ltd.	56,166	0.0
26,000		Morinaga Milk Industry Co., Ltd.	83,469	0.0
7,000	L	Morozoff Ltd.	22,896	0.0
1,000		Nagatanien Co., Ltd.	9,801	0.0
2,000		Nakamuraya Co., Ltd.	7,845	0.0
2,000		Natori Co., Ltd.	20,718	0.0
29,000		Nichirei Corp.	121,934	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
510		Nihon Chouzai Co., Ltd.	$13,952	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	31,630	0.0
15,000		Nippon Flour Mills Co., Ltd.	72,584	0.0
15,000		Nippon Formula Feed Manufacturing Co., Ltd.	15,591	0.0
15,000		NH Foods Ltd.	318,491	0.1
30,800		Nippon Suisan Kaisha Ltd.	81,130	0.0
12,000		Nisshin Oillio Group Ltd.	40,379	0.0
26,345		Nisshin Seifun Group, Inc.	260,622	0.1
9,600		Nissin Food Products Co., Ltd.	498,460	0.1
1,000		Noevir Holdings Co. Ltd.	18,873	0.0
9,000		Oenon Holdings, Inc.	20,158	0.0
1,000		OIE Sangyo Co., Ltd.	7,638	0.0
2,000		Okuwa Co., Ltd.	18,005	0.0
2,300		Olympic Group Corp.	22,081	0.0
3,500	L	Pigeon Corp.	198,326	0.1
2,500		Pola Orbis Holdings, Inc.	98,093	0.0
9,000		Prima Meat Packers Ltd.	22,361	0.0
1,500		Rock Field Co., Ltd.	26,536	0.0
1,100		S Foods, Inc.	18,550	0.0
1,800		Sakata Seed Corp.	22,936	0.0
1,400		San-A Co., Ltd.	46,651	0.0
44,000		Sapporo Holdings Ltd.	169,199	0.1
89,400		Seven & I Holdings Co., Ltd.	3,467,506	0.9
40,500		Shiseido Co., Ltd.	668,066	0.2
4,000		Showa Sangyo Co., Ltd.	14,625	0.0
1,000		Sogo Medical Co., Ltd.	48,703	0.0
2,400		ST Corp.	21,851	0.0
5,000		Starzen Co., Ltd.	15,575	0.0
3,900		Sugi Holdings Co., Ltd.	163,773	0.1
4,500		Sundrug Co., Ltd.	199,997	0.1
14,300		Suntory Beverage & Food Ltd.	506,387	0.1
20,000		Takara Holdings, Inc.	152,283	0.1
4,000		Tobu Store Co., Ltd.	10,244	0.0
7,000		Toho Co., Ltd./Hyogo	25,970	0.0
2,900		Torigoe Co., Ltd.	19,183	0.0
12,000		Toyo Suisan Kaisha Ltd.	398,464	0.1
4,200		Tsuruha Holdings, Inc.	233,616	0.1
41,700		Uni-Charm Corp.	950,402	0.3
3,700		Aderans Co. Ltd.	46,097	0.0
21,000	L	UNY Co., Ltd.	111,614	0.0
5,600		Valor Co., Ltd.	90,578	0.0
2,300		Warabeya Nichiyo Co., Ltd.	41,311	0.0
1,680		Welcia Holdings Co. Ltd	50,061	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	13,554	0.0
14,000		Yakult Honsha Co., Ltd.	735,308	0.2
11,000		Yamatane Corp.	18,058	0.0
630	L	Yamaya Corp.	9,593	0.0
18,000		Yamazaki Baking Co., Ltd.	231,669	0.1
900		Yamazawa Co., Ltd.	13,399	0.0
1,200		Yaoko Co., Ltd.	71,306	0.0
3,000		Yomeishu Seizo Co., Ltd.	25,165	0.0
1,000		Yonekyu Corp.	11,168	0.0
			28,027,775	7.4

		Energy: 1.1%
4,700		AOC Holdings, Inc.	16,623	0.0
61,000		Cosmo Oil Co., Ltd.	102,849	0.0
10,400		Idemitsu Kosan Co., Ltd.	220,895	0.1
117,700		Inpex Holdings, Inc.	1,664,052	0.5
2,600		Itochu Enex Co., Ltd.	16,744	0.0
700	L	Japan Drilling Co. Ltd.	31,408	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,462	0.0
3,300		Japan Petroleum Exploration Co.	126,683	0.0
248,210		JX Holdings, Inc.	1,144,437	0.3
3,800		Mitsuuroko Co., Ltd.	18,897	0.0
2,300		Modec, Inc.	60,191	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	9,876	0.0
3,600		Nippon Gas Co., Ltd.	85,313	0.0
3,500		Sala Corp.	20,064	0.0
4,000		San-Ai Oil Co., Ltd.	27,821	0.0
5,100		Shinko Plantech Co., Ltd.	39,133	0.0
19,600		Showa Shell Sekiyu KK	186,992	0.1
8,000		Sinanen Co., Ltd.	32,339	0.0
35,000		TonenGeneral Sekiyu KK	306,154	0.1
9,000		Toyo Kanetsu K K	21,842	0.0
			4,140,775	1.1

		Financials: 17.3%
32,000		77 Bank Ltd.	168,639	0.1
43,800	@,L	Acom Co., Ltd.	146,523	0.1
13,000	L	AEON Financial Service Co., Ltd.	278,195	0.1
13,170		Aeon Mall Co., Ltd.	251,589	0.1
1,000		Aichi Bank Ltd.	50,000	0.0
37,400	@,L	Aiful Corp.	157,283	0.1
3,700		Airport Facilities Co., Ltd.	25,304	0.0
14,000		Akita Bank Ltd.	39,099	0.0
20,000		Aomori Bank Ltd.	60,729	0.0
107,000		Aozora Bank Ltd.	361,811	0.1
4,800		Ashikaga Holdings Co. Ltd.	17,838	0.0
20,000		Awa Bank Ltd.	115,212	0.0
1,600		Bank of Iwate Ltd.	70,652	0.0
40,000		Bank of Kyoto Ltd.	332,388	0.1
20,000		Bank of Nagoya Ltd.	76,426	0.0
1,700		Bank of Okinawa Ltd.	74,754	0.0
12,000		Bank of Saga Ltd.	27,567	0.0
4,300		Bank of the Ryukyus Ltd.	67,926	0.0
137,000		Bank of Yokohama Ltd.	753,340	0.2
5,000		Century Leasing System, Inc.	132,997	0.1
80,000		Chiba Bank Ltd.	556,514	0.2

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,100		Chiba Kogyo Bank Ltd.	$36,714	0.0
15,400		Chugoku Bank Ltd.	226,175	0.1
15,000		Chukyo Bank Ltd.	26,960	0.0
17,800		Credit Saison Co., Ltd.	342,999	0.1
6,800		Daibiru Corp.	78,101	0.0
127,500		Dai-ichi Life Insurance Co., Ltd.	1,893,972	0.5
1,200		Daiko Clearing Services Corp.	7,303	0.0
43,000		Daikyo, Inc.	80,475	0.0
23,000		Daisan Bank Ltd.	38,351	0.0
30,000		Daishi Bank Ltd.	104,728	0.0
13,000		Daito Bank Ltd.	16,241	0.0
9,200		Daito Trust Construction Co., Ltd.	1,087,925	0.3
66,200		Daiwa House Industry Co., Ltd.	1,189,277	0.3
212,000		Daiwa Securities Group, Inc.	1,681,303	0.5
500		eGuarantee, Inc.	8,698	0.0
17,000		Ehime Bank Ltd.	37,986	0.0
14,000		Eighteenth Bank Ltd.	38,782	0.0
11,800		FIDEA Holdings Co., Ltd.	25,821	0.0
900		Financial Products Group Co. Ltd.	8,385	0.0
19,000		Fukui Bank Ltd.	45,512	0.0
86,000		Fukuoka Financial Group, Inc.	410,239	0.1
34,000		Fukushima Bank Ltd.	26,648	0.0
2,200		Fuyo General Lease Co., Ltd.	85,979	0.0
900		GCA Savvian Corp.	8,294	0.0
1,720		Goldcrest Co., Ltd.	31,359	0.0
46,000		Gunma Bank Ltd.	265,169	0.1
38,000		Hachijuni Bank Ltd.	228,369	0.1
4,600		Heiwa Real Estate Co., Ltd.	72,467	0.0
12,000		Higashi-Nippon Bank Ltd.	30,403	0.0
17,000		Higo Bank Ltd.	93,510	0.0
60,000		Hiroshima Bank Ltd.	294,834	0.1
4,400		Hitachi Capital Corp.	105,814	0.0
25,000		Hokkoku Bank Ltd.	85,051	0.0
29,000		Hokuetsu Bank Ltd.	55,537	0.0
138,000		Hokugin Financial Group, Inc.	270,510	0.1
20,000		Hyakugo Bank Ltd.	80,296	0.0
26,000		Hyakujushi Bank Ltd.	83,263	0.0
4,200		IBJ Leasing Co., Ltd.	97,771	0.0
4,500		Ichiyoshi Securities Co., Ltd.	53,930	0.0
2,500		IwaiCosmo Holdings, Inc.	24,935	0.0
22,000		Iyo Bank Ltd.	222,710	0.1
12,000		Jaccs Co., Ltd.	66,786	0.0
3,100		Jafco Co., Ltd.	111,784	0.0
20,000	@	Japan Asia Investment Co., Ltd.	15,134	0.0
11,111		Japan Securities Finance Co., Ltd.	65,001	0.0
13,700		Jimoto Holdings, Inc.	28,104	0.0
800		Jowa Holdings Co. Ltd	27,498	0.0
74,000		Joyo Bank Ltd.	364,228	0.1
26,000		Juroku Bank Ltd.	97,472	0.0
10,200		kabu.com Securities Co., Ltd.	49,883	0.0
14,000		Kagoshima Bank Ltd.	88,958	0.0
2,700		Kansai Urban Banking Corp.	30,888	0.0
5,900		Keihanshin Building Co. Ltd.	32,064	0.0
20,000		Keiyo Bank Ltd.	101,931	0.0
25,200		Kenedix, Inc.	108,717	0.0
1,200		Kita-Nippon Bank Ltd.	29,049	0.0
9,300		Kiyo Bank Ltd./The	132,621	0.1
7,000		Kosei Securities Co., Ltd.	13,730	0.0
3,100		Kyokuto Securities Co., Ltd.	50,750	0.0
25,800	@	Leopalace21 Corp.	141,724	0.1
6,400		Marusan Securities Co., Ltd.	46,015	0.0
11,800		Matsui Securities Co., Ltd.	110,061	0.0
17,000		Michinoku Bank Ltd.	32,987	0.0
5,000		Mie Bank Ltd.	11,626	0.0
8,000		Minato Bank Ltd.	15,750	0.0
5,000		Mito Securities Co., Ltd.	18,190	0.0
151,000		Mitsubishi Estate Co., Ltd.	3,403,132	0.9
1,625,700		Mitsubishi UFJ Financial Group, Inc.	9,161,982	2.4
52,400		Mitsubishi UFJ Lease & Finance Co., Ltd.	274,043	0.1
114,000		Mitsui Fudosan Co., Ltd.	3,498,481	0.9
63,611		MS&AD Insurance Group Holdings, Inc.	1,387,491	0.4
16,000		Miyazaki Bank Ltd.	49,131	0.0
2,785,200		Mizuho Financial Group, Inc.	4,972,119	1.3
26,000		Monex Beans Holdings, Inc.	67,815	0.0
3,600		Musashino Bank Ltd.	119,527	0.0
13,000		Nagano Bank Ltd.	22,507	0.0
22,000		Nanto Bank Ltd.	88,895	0.0
70,000		Nishi-Nippon City Bank Ltd.	186,897	0.1
1,300		Nisshin Fudosan Co.	5,526	0.0
47,050		NKSJ Holdings, Inc.	1,141,366	0.3
434,500		Nomura Holdings, Inc.	2,584,992	0.7
14,500		Nomura Real Estate Holdings, Inc.	249,366	0.1
33,000		North Pacific Bank Ltd.	129,973	0.0
13,900		NTT Urban Development Corp.	146,142	0.1
31,000		Ogaki Kyoritsu Bank Ltd.	83,924	0.0
15,000		Oita Bank Ltd.	56,529	0.0
16,000		Okasan Securities Group, Inc.	113,857	0.0
800		Open House Co. Ltd.	14,919	0.0
44,500	@	Orient Corp.	89,666	0.0
133,700		ORIX Corp.	1,845,790	0.5

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
31,700		Osaka Securities Exchange Co. Ltd.	$752,443	0.2
1,800		Pocket Card Co., Ltd.	10,872	0.0
900		Relo Holdings, Inc.	62,098	0.0
201,400		Resona Holdings, Inc.	1,136,175	0.3
1,800		Ricoh Leasing Co., Ltd.	50,175	0.0
15,000		San-In Godo Bank Ltd.	105,877	0.0
25,960		Softbank Investment Corp.	290,974	0.1
19,230		Senshu Ikeda Holdings, Inc.	98,912	0.0
76,300	L	Seven Bank Ltd.	310,950	0.1
22,000		Shiga Bank Ltd.	121,165	0.0
13,000		Shikoku Bank Ltd.	27,969	0.0
1,200		Shimizu Bank Ltd.	32,535	0.0
180,000		Shinsei Bank Ltd.	386,348	0.1
62,000		Shizuoka Bank Ltd.	638,376	0.2
36,300		Hulic Co. Ltd.	384,480	0.1
19,900		Sony Financial Holdings, Inc.	321,880	0.1
162,552		Sumitomo Mitsui Financial Group, Inc.	6,623,099	1.8
418,440		Sumitomo Mitsui Trust Holdings, Inc.	1,742,157	0.5
920		Sumitomo Real Estate Sales Co., Ltd.	21,180	0.0
52,000		Sumitomo Realty & Development Co., Ltd.	1,852,633	0.5
2,300		Sun Frontier Fudousan Co., Ltd.	26,327	0.0
21,000		Suruga Bank Ltd.	418,992	0.1
73,500		T&D Holdings, Inc.	944,464	0.3
7,000		Taiko Bank Ltd.	14,810	0.0
8,000		Takara Leben Co., Ltd.	29,776	0.0
8,000		TOC Co., Ltd.	51,724	0.0
10,000		Tochigi Bank Ltd.	39,200	0.0
16,000		Toho Bank Ltd.	59,669	0.0
18,000		Tohoku Bank Ltd.	25,442	0.0
23,500		Tokai Tokyo Financial Holdings	161,612	0.1
82,900		Tokio Marine Holdings, Inc.	2,572,188	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	22,687	0.0
44,000		Tokyo Tatemono Co., Ltd.	356,527	0.1
15,000		Tokyo Theatres Co., Inc.	19,834	0.0
4,400	L	Tokyo Tomin Bank Ltd.	52,515	0.0
46,996		Tokyu Fudosan Holdings Corp.	322,660	0.1
11,000		Tomato Bank Ltd.	18,037	0.0
15,600		TOMONY Holdings, Inc.	65,645	0.0
3,600		Tosei Corp.	22,907	0.0
12,000		Tottori Bank Ltd.	25,037	0.0
13,000		Towa Bank Ltd.	11,730	0.0
11,000		Toyo Securities Co., Ltd.	30,388	0.0
10,300		Tsukuba Bank Ltd.	34,743	0.0
1,200		Yachiyo Bank Ltd.	37,584	0.0
11,000	L	Yamagata Bank Ltd.	51,557	0.0
21,000		Yamaguchi Financial Group, Inc.	198,634	0.1
15,000		Yamanashi Chuo Bank Ltd.	65,823	0.0
4,900		Zenkoku Hosho Co. Ltd.	136,896	0.1
			65,640,309	17.3

		Health Care: 6.0%
25,600		Alfresa Holdings Corp.	368,539	0.1
1,600		As One Corp.	50,234	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	28,272	0.0
258,800		Astellas Pharma, Inc.	3,854,457	1.0
1,800		BML, Inc.	56,815	0.0
22,800		Chugai Pharmaceutical Co., Ltd.	659,963	0.2
1,400		CMIC Co., Ltd.	25,175	0.0
900		Create Medic Co., Ltd.	8,367	0.0
71,100		Daiichi Sankyo Co., Ltd.	1,117,267	0.3
500		Daiken Medical Co. Ltd	9,887	0.0
15,100		Dainippon Sumitomo Pharma Co., Ltd.	192,641	0.1
600		Daito Pharmaceutical Co. Ltd.	11,122	0.0
2,200		Eiken Chemical Co., Ltd.	37,611	0.0
27,900		Eisai Co., Ltd.	1,128,504	0.3
3,400		EPS Co., Ltd.	43,950	0.0
1,700		FALCO SD Holdings Co., Ltd.	18,826	0.0
6,000		Fuso Pharmaceutical Industries Ltd.	17,837	0.0
7,100		Hisamitsu Pharmaceutical Co., Inc.	254,973	0.1
1,700		Hogy Medical Co., Ltd.	90,093	0.0
1,000		JCR Pharmaceuticals Co. Ltd.	24,833	0.0
9,000		Jeol Ltd.	42,364	0.0
8,000		Kaken Pharmaceutical Co., Ltd.	180,379	0.1
4,400		Kissei Pharmaceutical Co., Ltd.	110,325	0.0
6,900		Kyorin Co., Ltd.	140,122	0.0
28,000		Kyowa Hakko Kogyo Co., Ltd.	344,410	0.1
15,800		M3, Inc.	253,374	0.1
500		Mani, Inc.	29,961	0.0
20,300		Medipal Holdings Corp.	246,746	0.1
6,100		Miraca Holdings, Inc.	252,436	0.1
18,200		Mitsubishi Tanabe Pharma Corp.	267,058	0.1
1,900		Mochida Pharmaceutical Co., Ltd.	128,313	0.0
3,600		Nagaileben Co., Ltd.	69,890	0.0
6,300		Nichii Gakkan Co.	49,932	0.0
5,550		Nichi-iko Pharmaceutical Co., Ltd.	89,838	0.0
4,800		Nihon Kohden Corp.	251,866	0.1
8,000		Nikkiso Co., Ltd.	88,182	0.0
5,000		Nippon Chemiphar Co., Ltd.	26,545	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,000		Nippon Shinyaku Co., Ltd.	$151,324	0.1
11,900	L	Nipro Corp.	98,831	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	16,319	0.0
32,200		Olympus Corp.	1,154,716	0.3
10,200		Ono Pharmaceutical Co., Ltd.	905,737	0.3
44,700		Otsuka Holdings Co. Ltd.	1,540,732	0.4
1,900		Paramount Bed Holdings Co. Ltd.	54,476	0.0
10,000		Rohto Pharmaceutical Co., Ltd.	134,109	0.0
8,100		Santen Pharmaceutical Co., Ltd.	453,608	0.1
3,600		Sawai Pharmaceutical Co., Ltd.	207,074	0.1
5,100		Seikagaku Corp.	76,706	0.0
2,600	L	Shin Nippon Biomedical Laboratories Ltd.	19,950	0.0
34,900		Shionogi & Co., Ltd.	800,975	0.2
3,100		Ship Healthcare Holdings, Inc.	99,157	0.0
8,800		Suzuken Co., Ltd.	253,512	0.1
17,900		Sysmex Corp.	720,815	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	25,767	0.0
5,500		Taisho Pharmaceutical Holdings Co. Ltd.	376,462	0.1
85,100		Takeda Pharmaceutical Co., Ltd.	3,699,503	1.0
32,700		Terumo Corp.	784,516	0.2
7,000		Toho Holdings Co., Ltd.	133,924	0.0
1,600		Tokai Corp./Gifu	49,158	0.0
2,100		Torii Pharmaceutical Co., Ltd.	58,182	0.0
1,400		Towa Pharmaceutical Co., Ltd.	61,288	0.0
2,000		Tsukui Corp.	19,910	0.0
6,400		Tsumura & Co.	142,627	0.1
5,300		Vital KSK Holdings, Inc.	46,499	0.0
5,000		Wakamoto Pharmaceutical Co., Ltd.	12,628	0.0
3,300		ZERIA Pharmaceutical Co., Ltd.	67,899	0.0
			22,737,511	6.0

		Industrials: 21.9%
1,800		Advan Co., Ltd.	19,706	0.0
1,800		Aeon Delight Co., Ltd.	43,765	0.0
7,300		Aica Kogyo Co., Ltd.	155,105	0.1
4,800		Aichi Corp.	22,842	0.0
5,800		Aida Engineering Ltd.	58,938	0.0
422,000		All Nippon Airways Co., Ltd.	980,956	0.3
33,300		Amada Co., Ltd.	317,483	0.1
3,000		Anest Iwata Corp.	21,910	0.0
6,000	@	Arrk Corp.	8,470	0.0
6,300		Asahi Diamond Industrial Co., Ltd.	91,220	0.0
109,000		Asahi Glass Co., Ltd.	591,303	0.2
3,600		Asahi Kogyosha Co., Ltd.	13,169	0.0
6,000		Asanuma Corp.	9,390	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	11,453	0.0
3,000		Bando Chemical Industries Ltd.	11,776	0.0
4,000		Bunka Shutter Co., Ltd.	35,681	0.0
23,000		Central Glass Co., Ltd.	81,422	0.0
19,400		Central Japan Railway Co.	2,616,842	0.7
1,900		Central Security Patrols Co., Ltd.	21,075	0.0
19,000		Chiyoda Corp.	210,111	0.1
1,300		Chiyoda Integre Co., Ltd.	17,871	0.0
4,000		Chudenko Corp.	65,412	0.0
5,000	L	Chugai Ro Co., Ltd.	10,460	0.0
5,900		CKD Corp.	53,595	0.0
11,500		COMSYS Holdings Corp.	198,498	0.1
4,000		Cosel Co., Ltd.	47,544	0.0
1,000		CTI Engineering Co., Ltd.	17,034	0.0
65,000		Dai Nippon Printing Co., Ltd.	652,225	0.2
6,000		Dai-Dan Co., Ltd.	34,163	0.0
9,500		Daifuku Co., Ltd.	111,838	0.0
15,000		Daihen Corp.	58,319	0.0
7,000		Daiho Corp.	32,936	0.0
21,000	@,L	Daiichi Chuo KK	17,236	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	50,400	0.0
29,600		Daikin Industries Ltd.	1,836,180	0.5
3,500		Daiseki Co., Ltd.	65,229	0.0
700	@,L	Daisue Construction Co., Ltd.	6,398	0.0
2,000		Daiwa Industries Ltd.	15,132	0.0
1,200		Denyo Co., Ltd.	16,364	0.0
600		Dream Incubator, Inc.	10,117	0.0
7,000		Duskin Co., Ltd.	114,393	0.0
39,700		East Japan Railway Co.	2,973,639	0.8
52,000		Ebara Corp.	311,718	0.1
700		Ebara Jitsugyo Co. Ltd.	9,189	0.0
700	L	Endo Lighting Corp.	8,155	0.0
10,000	@	Enshu Ltd.	11,844	0.0
24,400		Fanuc Ltd.	4,412,807	1.2
13,800		Fudo Tetra Corp.	34,929	0.0
60,000		Fuji Electric Holdings Co., Ltd.	290,395	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	60,544	0.0
37,000		Fujikura Ltd.	178,125	0.1
7,000		Fujitec Co., Ltd.	76,405	0.0
3,000		Fukuda Corp.	32,407	0.0
2,100		Fukushima Industries Corp.	40,378	0.0
15,000	L	Fukuyama Transporting Co., Ltd.	74,791	0.0
4,000		FULLCAST Holdings Co., Ltd.	20,979	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,800		Funai Soken Holdings, Inc.	$35,065	0.0
35,000		Furukawa Co., Ltd.	72,393	0.0
74,000		Furukawa Electric Co., Ltd.	148,704	0.1
4,500		Futaba Corp.	67,615	0.0
7,000		Glory Ltd.	197,594	0.1
41,000		GS Yuasa Corp.	238,892	0.1
600		Hamakyorex Co., Ltd.	20,784	0.0
143,000		Hankyu Hanshin Holdings, Inc.	832,697	0.2
23,000		Hanwa Co., Ltd.	86,017	0.0
14,800		Hazama Corp.	94,634	0.0
2,200		Hibiya Engineering Ltd.	31,832	0.0
27,600		Hino Motors Ltd.	386,214	0.1
5,000		Hisaka Works Ltd.	47,095	0.0
11,800		Hitachi Construction Machinery Co., Ltd.	237,563	0.1
4,900		Hitachi Transport System Ltd.	63,297	0.0
17,300		Hitachi Zosen Corp.	102,047	0.0
4,800		Hoshizaki Electric Co., Ltd.	223,988	0.1
5,000		Hosokawa Micron Corp.	29,677	0.0
2,000		Howa Machinery Ltd.	14,342	0.0
4,000		Ichinen Holdings Co., Ltd.	33,246	0.0
1,000		Idec Corp.	8,339	0.0
158,000		IHI Corp.	818,810	0.2
8,200		Iino Kaiun Kaisha Ltd.	46,788	0.0
3,200		Inaba Denki Sangyo Co., Ltd.	107,552	0.0
1,900		Inaba Seisakusho Co., Ltd.	23,024	0.0
7,200		Inabata & Co., Ltd.	72,570	0.0
1,330		Inui Warehouse Co. Ltd.	12,153	0.0
22,000		Iseki & Co., Ltd.	53,984	0.0
1,000		Ishii Iron Works Co., Ltd.	2,242	0.0
170,300		Itochu Corp.	2,079,874	0.6
2,600		Itoki Corp.	15,925	0.0
6,000	L	Iwasaki Electric Co., Ltd.	12,905	0.0
25,000		Iwatani International Corp.	173,038	0.1
36,400		Japan Airlines Co. Ltd.	996,002	0.3
7,100		Japan Airport Terminal Co., Ltd.	284,986	0.1
2,550		Japan Bridge Corp.	6,646	0.0
16,000		Japan Pulp & Paper Co., Ltd.	48,140	0.0
34,000	L	Japan Steel Works Ltd.	136,604	0.1
7,000		Japan Transcity Corp.	23,945	0.0
25,000		JGC Corp.	683,039	0.2
2,600		JK Holdings Co., Ltd.	13,554	0.0
31,270		LIXIL Group Corp.	667,114	0.2
22,600		JTEKT Corp.	378,810	0.1
20,000		Juki Corp.	70,624	0.0
104,000		Kajima Corp.	497,816	0.1
1,000		Kamei Corp.	7,262	0.0
26,000		Kamigumi Co., Ltd.	246,211	0.1
2,000		Kanaden Corp.	14,637	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	14,471	0.0
2,900		Kanamoto Co., Ltd.	107,258	0.0
13,000		Kandenko Co., Ltd.	65,625	0.0
51,000		Kanematsu Corp.	81,960	0.0
3,400		Katakura Industries Co., Ltd.	42,388	0.0
6,000		Kato Works Co., Ltd.	45,761	0.0
700		Kawada Technologies, Inc.	32,123	0.0
167,000		Kawasaki Heavy Industries Ltd.	667,672	0.2
100,000		Kawasaki Kisen Kaisha Ltd.	212,703	0.1
46,000		Keihan Electric Railway Co., Ltd.	197,829	0.1
55,000		Keihin Electric Express Railway Co., Ltd.	459,124	0.1
61,000		Keio Corp.	450,736	0.1
33,000		Keisei Electric Railway Co., Ltd.	331,330	0.1
3,300	L	Kimura Chemical Plants Co., Ltd.	14,970	0.0
900		Kimura Unity Co., Ltd.	7,995	0.0
16,000		Kinden Corp.	164,542	0.1
2,000		King Jim Co., Ltd.	14,281	0.0
3,000		Kinki Sharyo Co., Ltd.	9,412	0.0
220,000		Kintetsu Corp.	740,101	0.2
1,900		Kintetsu World Express, Inc.	72,453	0.0
14,000		Kitagawa Iron Works Co., Ltd.	23,869	0.0
8,000		Kitano Construction Corp.	27,351	0.0
1,400		Kito Corp.	17,568	0.0
10,800		Kitz Corp.	53,899	0.0
4,000	@	Kobe Electric Railway Co. Ltd	13,192	0.0
12,700		Kokuyo Co., Ltd.	102,373	0.0
3,950		Komai Tekko, Inc.	10,754	0.0
106,000		Komatsu Ltd.	2,449,782	0.7
1,300		Komatsu Wall Industry Co., Ltd.	31,895	0.0
5,300		Komori Corp.	64,524	0.0
900		Konoike Transport Co. Ltd.	16,484	0.0
700		Kosaido Co., Ltd.	2,881	0.0
800		KRS Corp.	10,158	0.0
118,000		Kubota Corp.	1,868,339	0.5
27,000	@	Kumagai Gumi Co., Ltd.	99,731	0.0
13,300		Kurita Water Industries Ltd.	296,680	0.1
3,200		Kuroda Electric Co., Ltd.	46,928	0.0
3,000		Kyodo Printing Co., Ltd.	10,721	0.0
4,100		Kyokuto Kaihatsu Kogyo Co. Ltd.	59,369	0.0
10,200		Kyowa Exeo Corp.	132,481	0.1
4,000	L	Kyudenko Corp.	47,432	0.0
3,100		Mabuchi Motor Co., Ltd.	270,465	0.1
15,000		Maeda Corp.	120,330	0.0
1,200		Maeda Kosen Co. Ltd	14,890	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,000		Maeda Road Construction Co., Ltd.	$124,346	0.0
2,800		Maezawa Industries, Inc.	8,921	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	31,060	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	18,235	0.0
11,000		Makino Milling Machine Co., Ltd.	81,401	0.0
13,900		Makita Corp.	785,236	0.2
184,600		Marubeni Corp.	1,263,198	0.4
700		Maruka Machinery Co. Ltd.	9,244	0.0
3,000		Maruyama Manufacturing Co., Inc.	7,021	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	37,956	0.0
1,500		Matsuda Sangyo Co., Ltd.	17,550	0.0
4,000		Matsui Construction Co., Ltd.	19,357	0.0
2,000		Max Co., Ltd.	22,982	0.0
23,000		Meidensha Corp.	90,697	0.0
3,700		Meitec Corp.	109,980	0.0
2,400		Meiwa Corp.	9,772	0.0
30,000		Minebea Co., Ltd.	409,420	0.1
6,710		Mirait Holdings Corp.	77,686	0.0
8,800		MISUMI Group, Inc.	265,900	0.1
165,500		Mitsubishi Corp.	3,389,481	0.9
217,000		Mitsubishi Electric Corp.	2,892,868	0.8
387,000		Mitsubishi Heavy Industries Ltd.	2,491,444	0.7
15,000		Mitsubishi Logistics Corp.	215,515	0.1
1,600		Mitsubishi Pencil Co., Ltd.	51,524	0.0
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	37,297	0.0
3,000		Mitsuboshi Belting Co., Ltd.	19,681	0.0
193,300		Mitsui & Co., Ltd.	3,049,131	0.8
88,000		Mitsui Engineering & Shipbuilding Co., Ltd.	198,194	0.1
17,000		Mitsui Matsushima Co., Ltd.	21,409	0.0
119,000		Mitsui OSK Lines Ltd.	380,220	0.1
13,000		Mitsui-Soko Co., Ltd.	48,130	0.0
4,000		Mitsumura Printing Co., Ltd.	9,516	0.0
11,400		Miura Co., Ltd.	134,177	0.1
11,000		Miyaji Engineering Group, Inc.	22,601	0.0
3,800		MonotaRO Co. Ltd.	95,119	0.0
12,800		DMG Mori Seiki Co., Ltd	164,002	0.1
4,000		Morita Holdings Corp.	41,774	0.0
4,700		Moshi Moshi Hotline, Inc.	44,575	0.0
10,100		Nabtesco Corp.	241,952	0.1
1,900		NAC Co., Ltd.	22,341	0.0
22,000		Nachi-Fujikoshi Corp.	160,889	0.1
11,600		Nagase & Co., Ltd.	141,132	0.1
79,000		Nagoya Railroad Co., Ltd.	316,852	0.1
5,844	L	Namura Shipbuilding Co., Ltd.	62,938	0.0
46,000	L	Nankai Electric Railway Co., Ltd.	211,576	0.1
800		NEC Capital Solutions Ltd.	15,794	0.0
29,000		NGK Insulators Ltd.	691,265	0.2
10,000		Nichias Corp.	66,201	0.0
1,100		Nichiden Corp.	23,274	0.0
3,300		Nichiha Corp.	32,874	0.0
4,000		Nichireki Co., Ltd.	33,562	0.0
24,014	L	Nidec Corp.	1,622,812	0.4
3,900		Nihon M&A Center, Inc.	113,142	0.0
600		Nihon Trim Co., Ltd.	16,427	0.0
4,000		Nikko Co. Ltd./Hyogo	17,050	0.0
6,000		Nippo Corp.	109,973	0.0
16,000		Nippon Carbon Co., Ltd.	27,691	0.0
12,300		Nippon Conveyor Co., Ltd.	30,014	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	48,090	0.0
87,000		Nippon Express Co., Ltd.	364,384	0.1
1,700		Nippon Kanzai Co., Ltd.	45,032	0.0
12,000		Nippon Koei Co. Ltd.	49,070	0.0
7,400		Nippon Konpo Unyu Soko Co., Ltd.	124,086	0.0
17,600		Nippon Parking Development Co. Ltd.	19,876	0.0
8,000		Nippon Road Co., Ltd.	44,834	0.0
2,000		Nippon Seisen Co., Ltd.	12,888	0.0
8,000		Nippon Sharyo Ltd.	28,747	0.0
112,000		Nippon Sheet Glass Co., Ltd.	123,565	0.0
13,280		Nippon Steel & Sumikin Bussan Corp.	51,210	0.0
6,000		Nippon Thompson Co., Ltd.	31,020	0.0
180,880		Nippon Yusen KK	476,907	0.1
4,000		Nippon Yusoki Co., Ltd.	30,700	0.0
34,000		Nishimatsu Construction Co., Ltd.	153,543	0.1
32,000	L	Nishi-Nippon Railroad Co., Ltd.	120,702	0.0
1,300		Nishio Rent All Co., Ltd.	50,186	0.0
3,300		Nissei Plastic Industrial Co., Ltd.	27,608	0.0
3,800		Nissha Printing Co., Ltd.	56,018	0.0
12,000		Nissin Corp.	31,466	0.0
5,000		Nissin Electric Co., Ltd.	29,723	0.0
2,400		Nitta Corp.	58,318	0.0
19,000		Nitto Boseki Co., Ltd.	73,175	0.0
3,800		Nitto Kogyo Corp.	76,260	0.0
500		Nitto Kohki Co., Ltd.	9,684	0.0
5,000		Nomura Co., Ltd.	46,396	0.0
13,000		Noritake Co., Ltd.	31,637	0.0
5,100		Noritz Corp.	90,049	0.0
12,000	L	NS United Kaiun Kaisha Ltd.	29,671	0.0
49,000		NSK Ltd.	698,890	0.2

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
49,000		NTN Corp.	$221,356	0.1
1,300		Obara Corp.	47,679	0.0
73,000		Obayashi Corp.	499,586	0.1
5,000		Obayashi Road Corp.	30,936	0.0
68,000		Odakyu Electric Railway Co., Ltd.	621,843	0.2
2,280		Oiles Corp.	43,936	0.0
10,000		Okamura Corp.	75,758	0.0
7,000		OKK Corp.	10,384	0.0
16,000		Okuma Corp.	127,881	0.1
23,000		Okumura Corp.	134,371	0.1
1,900		Onoken Co., Ltd.	21,398	0.0
4,000		Organo Corp.	18,307	0.0
10,300		OSG Corp.	178,605	0.1
2,600		Oyo Corp.	44,239	0.0
11,100		Park24 Co., Ltd.	177,127	0.1
2,000		Pasco Corp.	7,705	0.0
600		Pasona Group, Inc.	3,282	0.0
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	17,891	0.0
31,000	L	Penta-Ocean Construction Co., Ltd.	104,401	0.0
2,000		Pilot Corp.	113,821	0.0
2,500		Pronexus, Inc.	17,609	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	15,730	0.0
4,700		Raito Kogyo Co., Ltd.	43,673	0.0
10,000	@	Rasa Industries Ltd.	13,293	0.0
4,200		Rheon Automatic Machinery Co., Ltd.	18,986	0.0
13,000		Ryobi Ltd.	37,931	0.0
7,000		Sakai Heavy Industries Ltd.	19,176	0.0
600		Sakai Moving Service Co., Ltd.	20,917	0.0
3,800	@,L	Sanix, Inc.	24,752	0.0
3,000		Sanki Engineering Co., Ltd.	22,359	0.0
3,300		Sankyo Tateyama, Inc.	64,084	0.0
27,000		Sankyu, Inc.	144,296	0.1
19,000		Sanwa Holdings Corp.	135,105	0.1
3,000		Sanyo Denki Co. Ltd.	25,158	0.0
9,000		Sata Construction Co., Ltd.	11,890	0.0
2,400		Sato Holding Corp.	67,525	0.0
2,300		Sato Shoji Corp.	15,201	0.0
23,500		Secom Co., Ltd.	1,399,999	0.4
2,000		Seibu Electric Industry Co., Ltd.	9,102	0.0
17,900	L	Seibu Holdings, Inc.	357,446	0.1
2,600		Seikitokyu Kogyo Co., Ltd.	14,423	0.0
15,000		Seino Holdings Co., Ltd.	120,244	0.0
3,600		Sekisui Jushi Corp.	48,606	0.0
10,000		Senko Co., Ltd.	43,450	0.0
6,000		Shibusawa Warehouse Co., Ltd.	18,550	0.0
1,800		Shibuya Kogyo Co., Ltd.	48,277	0.0
2,600		Shima Seiki Manufacturing Ltd.	42,729	0.0
76,000		Shimizu Corp.	599,720	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	15,282	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	17,441	0.0
10,000		Shinmaywa Industries Ltd.	91,140	0.0
5,100		Shinnihon Corp.	19,036	0.0
9,000		Shinsho Corp.	22,315	0.0
900		Shinwa Co., Ltd./Nagoya	10,742	0.0
2,400		SHO-BOND Holdings Co., Ltd.	93,384	0.0
6,000		Sinfonia Technology Co. Ltd.	8,800	0.0
4,900		Sintokogio Ltd.	34,328	0.0
5,000	L	Skymark Airlines, Inc.	9,131	0.0
6,600		SMC Corp.	1,819,891	0.5
2,000		Soda Nikka Co., Ltd.	8,382	0.0
8,000		Sohgo Security Services Co., Ltd.	188,204	0.1
145,500		Sojitz Corp.	228,426	0.1
39,000		Sotetsu Holdings, Inc.	141,166	0.1
4,600		Star Micronics Co., Ltd.	67,622	0.0
3,000		Subaru Enterprise Co., Ltd.	11,796	0.0
2,200		Sugimoto & Co., Ltd.	22,056	0.0
8,600		Sumiseki Holdings, Inc.	9,817	0.0
125,000		Sumitomo Corp.	1,379,640	0.4
1,200		Sumitomo Densetsu Co., Ltd.	15,910	0.0
85,400		Sumitomo Electric Industries Ltd.	1,264,246	0.4
61,700		Sumitomo Heavy Industries	347,515	0.1
63,100	@	Sumitomo Mitsui Construction Co., Ltd.	75,956	0.0
6,000		Sumitomo Precision Products	23,629	0.0
16,000		Sumitomo Warehouse Co., Ltd.	84,454	0.0
20,000	L	SWCC Showa Holdings Co., Ltd.	19,856	0.0
10,000		Tadano Ltd.	184,124	0.1
3,000		Taihei Dengyo Kaisha Ltd.	23,925	0.0
3,000		Nippon Steel & Sumikin Texeng Co., Ltd.	16,090	0.0
14,000		Taiheiyo Kouhatsu, Inc.	12,398	0.0
3,300		Taikisha Ltd.	73,756	0.0
123,500		Taisei Corp.	696,749	0.2
1,800		Takaoka Toko Co. Ltd	25,309	0.0
2,300		Takara Printing Co., Ltd.	17,588	0.0
9,000		Takara Standard Co., Ltd.	76,988	0.0
7,400		Takasago Thermal Engineering Co., Ltd.	95,557	0.0
8,000		Takashima & Co., Ltd.	18,011	0.0
1,800		Takeei Corp.	18,142	0.0
9,000		Takuma Co., Ltd.	57,135	0.0
5,200		Tanseisha Co., Ltd.	41,566	0.0
4,100	L	Tatsuta Electric Wire and Cable Co., Ltd.	21,818	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,600		Teikoku Electric Manufacturing Co., Ltd.	$19,319	0.0
2,900		Teikoku Sen-I Co., Ltd.	61,287	0.0
14,000	L	Tekken Corp.	65,018	0.0
5,200		Temp Holdings Co., Ltd.	158,277	0.1
13,200		THK Co., Ltd.	328,930	0.1
24,000		Toa Corp.	44,809	0.0
4,000		TOA Road Corp.	15,456	0.0
20,600	@,L	Tobishima Corp.	46,557	0.0
121,000		Tobu Railway Co., Ltd.	608,410	0.2
2,400		Tocalo Co., Ltd.	49,922	0.0
29,000		Toda Corp.	145,901	0.1
5,000		Toenec Corp.	27,332	0.0
11,600		TOKAI Holdings Corp.	50,007	0.0
2,000		Tokyo Energy & Systems, Inc.	13,529	0.0
8,000		TOKYO KEIKI INC.	20,456	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,413	0.0
8,190		Tokyu Construction Co., Ltd.	40,620	0.0
127,000		Tokyu Corp.	832,338	0.2
9,000		Toli Corp.	19,600	0.0
1,900		Tomoe Corp.	7,986	0.0
9,000		Tonami Holdings Co., Ltd.	20,185	0.0
5,400		Toppan Forms Co., Ltd.	55,668	0.0
61,000		Toppan Printing Co., Ltd.	438,379	0.1
3,900	L	Torishima Pump Manufacturing Co., Ltd.	32,404	0.0
426,000		Toshiba Corp.	1,977,570	0.5
12,000		Toshiba Machine Co., Ltd.	54,731	0.0
4,600		Toshiba Plant Systems & Services Corp.	77,546	0.0
5,000		Tosho Printing Co., Ltd.	22,681	0.0
2,800		Totetsu Kogyo Co., Ltd.	66,070	0.0
33,000		Toto Ltd.	363,053	0.1
50	@	Totoku Electric Co., Ltd.	814	0.0
9,600		Toyo Construction Co., Ltd.	43,829	0.0
16,000	L	Toyo Engineering Corp.	68,576	0.0
5,000		Toyo Logistics Co., Ltd.	12,575	0.0
1,200		Toyo Tanso Co., Ltd.	24,802	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	10,160	0.0
23,700		Toyota Tsusho Corp.	577,308	0.2
500		Trancom Co. Ltd.	22,457	0.0
2,700		Trusco Nakayama Corp.	69,932	0.0
12,000		Tsubakimoto Chain Co.	99,024	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	8,369	0.0
11,000	@	Tsudakoma Corp.	15,629	0.0
8,000		Tsugami Corp.	44,469	0.0
3,000		Tsukishima Kikai Co., Ltd.	33,465	0.0
2,100		Tsurumi Manufacturing Co., Ltd.	33,852	0.0
4,000		Uchida Yoko Co., Ltd.	13,785	0.0
4,100		Ueki Corp.	10,836	0.0
1,000		Union Tool Co.	27,502	0.0
13,800		Ushio, Inc.	145,870	0.1
12,000		Wakachiku Construction Co., Ltd.	22,830	0.0
3,000		Wakita & Co. Ltd.	31,728	0.0
600		Weathernews, Inc.	17,019	0.0
19,400		West Japan Railway Co.	868,205	0.2
4,000		Yahagi Construction Co., Ltd.	29,587	0.0
1,300		YAMABIKO Corp.	52,706	0.0
39,100		Yamato Holdings Co., Ltd.	728,086	0.2
6,900		Yamazen Corp.	54,075	0.0
2,100		Yasuda Logistics Corp.	19,982	0.0
4,000		Yokogawa Bridge Corp.	56,069	0.0
4,000		Yondenko Corp.	15,223	0.0
2,400		Yuasa Trading Co., Ltd.	46,559	0.0
4,000		Yuken Kogyo Co., Ltd.	9,288	0.0
1,500		Yusen Logistics Co. Ltd.	15,844	0.0
900		Yushin Precision Equipment Co., Ltd.	19,612	0.0
			83,203,079	21.9

		Information Technology: 10.9%
2,300		A&D Co., Ltd.	11,708	0.0
15,300	L	Advantest Corp.	197,527	0.1
3,700		Ai Holdings Corp.	74,857	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,268	0.0
2,100		Aiphone Co., Ltd.	36,372	0.0
1,280		Alpha Systems, Inc.	18,675	0.0
16,600		Alps Electric Co., Ltd.	285,352	0.1
7,200		Amano Corp.	76,996	0.0
14,200		Anritsu Corp.	108,194	0.0
500		Argo Graphics, Inc.	9,029	0.0
3,100		Arisawa Manufacturing Co., Ltd.	21,662	0.0
3,000		Asahi Net, Inc.	14,072	0.0
200		Ateam, Inc.	11,008	0.0
1,925		Axell Corp.	29,733	0.0
1,800		Broadleaf Co. Ltd.	28,963	0.0
28,200		Brother Industries Ltd.	521,140	0.1
2,500		CAC Holdings Corp.	29,967	0.0
1,600		Canon Electronics, Inc.	29,555	0.0
125,966		Canon, Inc.	4,098,422	1.1
5,900		Capcom Co., Ltd.	92,604	0.0
3,000		Computer Institute of Japan Ltd.	13,549	0.0
29,600		Citizen Holdings Co., Ltd.	194,367	0.1
6,200		CMK Corp.	16,376	0.0
2,500		COLOPL, Inc.	82,341	0.0
2,700	L	Cybernet Systems Co., Ltd.	12,769	0.0
3,600		Cybozu, Inc.	12,361	0.0
1,200		Dai-ichi Seiko Co. Ltd	22,786	0.0
23,000		Dainippon Screen Manufacturing Co., Ltd.	117,473	0.0
21,000		Daiwabo Holdings Co., Ltd.	40,684	0.0
5,000		Denki Kogyo Co., Ltd.	28,611	0.0
2,600		Disco Corp.	176,805	0.1
2,100		DTS Corp.	43,990	0.0
2,400	L	Dwango Co., Ltd.	49,433	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,600		Eizo Nanao Corp.	$59,963	0.0
900		Enplas Corp.	45,982	0.0
1,000		ESPEC Corp.	9,543	0.0
1,000		Excel Co., Ltd.	20,532	0.0
3,900		F N Communications, Inc.	44,696	0.0
870		Faith, Inc.	8,028	0.0
2,300		Fuji Soft, Inc.	56,133	0.0
51,800		Fuji Photo Film Co., Ltd.	1,591,664	0.4
209,000		Fujitsu Ltd.	1,286,305	0.4
1,400		Furuno Electric Co., Ltd.	13,813	0.0
1,200		Future Architect, Inc.	7,067	0.0
8,200		GMO internet, Inc.	71,449	0.0
2,400		GMO Payment Gateway, Inc.	54,230	0.0
2,000		Gurunavi, Inc.	27,609	0.0
13,900	L	Gree, Inc.	94,777	0.0
8,800		Hamamatsu Photonics KK	418,128	0.1
400		Hearts United Group Co. Ltd	7,506	0.0
1,200		Hioki EE Corp.	18,769	0.0
3,800		Hirose Electric Co., Ltd.	469,151	0.1
6,400		Hitachi High-Technologies Corp.	184,050	0.1
5,000		Hitachi Kokusai Electric, Inc.	70,507	0.0
524,146		Hitachi Ltd.	4,004,492	1.1
3,900		Hitachi Maxell Ltd.	61,554	0.1
3,000		Hochiki Corp.	25,594	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	12,925	0.0
4,200		Horiba Ltd.	152,308	0.1
6,400		Hosiden Corp.	34,671	0.0
52,900		Hoya Corp.	1,776,395	0.5
13,900		Ibiden Co., Ltd.	270,943	0.1
1,800		Icom, Inc.	45,116	0.0
2,600		Ines Corp.	21,976	0.0
1,300		I-Net Corp.	10,288	0.0
2,600		Innotech Corp.	13,111	0.0
3,800		Internet Initiative Japan, Inc.	76,323	0.0
900		Information Services International-Dentsu Ltd.	9,754	0.0
8,200		IT Holdings Corp.	143,326	0.1
3,900		Itfor, Inc.	17,611	0.0
2,800		Itochu Techno-Solutions Corp.	117,689	0.0
9,000		Iwatsu Electric Co., Ltd.	7,712	0.0
6,000		Japan Aviation Electronics Industry Ltd.	136,861	0.0
2,300	L	Japan Cash Machine Co., Ltd.	45,483	0.0
2,200		Japan Digital Laboratory Co.	40,726	0.0
37,900		Japan Display, Inc.	182,671	0.1
5,000		Japan Radio Co., Ltd.	17,359	0.0
1,700		Jastec Co., Ltd.	13,855	0.0
1,600		JBCC Holdings, Inc.	11,822	0.0
2,900		Kaga Electronics Co., Ltd.	33,436	0.0
14,600		Kakaku.com, Inc.	207,376	0.1
2,400		Kanematsu Electronics Ltd.	31,798	0.0
5,000		Keyence Corp.	2,170,932	0.6
1,800		KLab, Inc.	26,681	0.0
1,500		Koa Corp.	15,836	0.0
9,723		Konami Corp.	202,760	0.1
57,500		Konica Minolta Holdings, Inc.	621,606	0.2
38,000		Kyocera Corp.	1,774,865	0.5
1,200		Lasertec Corp.	14,595	0.0
1,000		Livesense, Inc.	8,026	0.0
800		Macnica, Inc.	25,519	0.0
2,000		Marubun Corp.	13,121	0.0
800		Maruwa Co., Ltd./Aichi	25,084	0.0
2,300		Marvelous, Inc.	26,852	0.0
2,300		Megachips Corp.	30,690	0.0
1,300		Melco Holdings, Inc.	24,814	0.0
3,200		Mimasu Semiconductor Industry Co., Ltd.	28,703	0.0
1,100		Mitsui High-Tec, Inc.	7,131	0.0
7,900		Mitsumi Electric Co., Ltd.	57,208	0.0
22,820		Murata Manufacturing Co., Ltd.	2,593,843	0.7
3,200		Mutoh Holdings Co., Ltd.	14,990	0.0
1,600		Nagano Keiki Co., Ltd.	10,161	0.0
295,000		NEC Corp.	1,019,631	0.3
3,000		NEC Networks & System Integration Corp.	67,803	0.0
9,200	L	Net One systems Co., Ltd.	53,146	0.0
3,000	@	New Japan Radio Co., Ltd.	12,328	0.0
18,900		Nexon Co. Ltd.	155,868	0.1
7,500		Nichicon Corp.	53,905	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	16,185	0.0
6,500		Nihon Unisys Ltd.	58,707	0.0
13,300		Nintendo Co., Ltd.	1,448,747	0.4
1,900	L	Nippon Ceramic Co., Ltd.	28,347	0.0
15,000		Nippon Chemi-Con Corp.	45,872	0.0
45,000		Nippon Electric Glass Co., Ltd.	218,762	0.1
5,700		Nippon Signal Co., Ltd.	58,596	0.0
4,000		Nohmi Bosai Ltd.	62,565	0.0
12,300		Nomura Research Institute Ltd.	397,783	0.1
1,700		NS Solutions Corp.	50,613	0.0
4,500		NSD CO., Ltd.	70,837	0.0
15,500		NTT Data Corp.	559,118	0.2
1,600		OBIC Business Consultants Ltd.	45,715	0.0
7,900		Obic Co., Ltd.	282,721	0.1
1,100		Oizumi Corp.	11,590	0.0
94,000		Oki Electric Industry Ltd.	219,956	0.1
24,300		Omron Corp.	1,104,386	0.3
700		Optex Co., Ltd.	12,647	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,400		Oracle Corp. Japan	$132,708	0.0
3,000		Origin Electric Co. Ltd.	11,299	0.0
4,000		Osaki Electric Co., Ltd.	23,332	0.0
6,000		Otsuka Corp.	238,897	0.1
300		Panasonic Information Systems	8,237	0.0
1,000	L	Poletowin Pitcrew Holdings, Inc.	9,225	0.0
9,300	@,L	Renesas Electronics Corp.	79,836	0.0
65,800		Ricoh Co., Ltd.	706,910	0.2
2,000		Riso Kagaku Corp.	64,809	0.0
11,400		Rohm Co., Ltd.	717,801	0.2
600		Roland DG Corp.	24,719	0.0
3,100		Ryosan Co., Ltd.	66,828	0.0
2,000		Ryoyo Electro Corp.	20,577	0.0
13,000		Sanken Electric Co., Ltd.	109,133	0.0
1,800		Sanshin Electronics Co., Ltd.	13,419	0.0
2,800		Satori Electric Co., Ltd.	18,620	0.0
7,000		Saxa Holdings, Inc.	10,780	0.0
14,800		Seiko Epson Corp.	713,107	0.2
5,000		Shibaura Mechatronics Corp.	15,392	0.0
29,000		Shimadzu Corp.	251,238	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	40,955	0.0
1,500		Shinkawa Ltd.	7,414	0.0
8,000		Shinko Electric Industries	58,295	0.0
1,300		Shinko Shoji Co., Ltd.	12,750	0.0
2,300		Siix Corp.	39,991	0.0
7,000		SMK Corp.	34,014	0.0
1,200		SMS Co. Ltd.	30,874	0.0
600		Softbank Technology Corp.	7,677	0.0
600	@	Softbrain Co., Ltd.	1,258	0.0
1,700		Sourcenext Corp.	13,058	0.0
7,600		Square Enix Holdings Co., Ltd.	161,287	0.1
1,800		SRA Holdings	27,005	0.0
14,500	L	Sumco Corp.	175,830	0.1
5,644		SCSK Corp.	151,785	0.1
1,500		Suzuden Corp.	8,734	0.0
2,600		SystemPro Co., Ltd.	19,835	0.0
2,200		Tachibana Eletech Co., Ltd.	29,986	0.0
11,500	L	Taiyo Yuden Co., Ltd.	128,716	0.0
800		Takachiho Koheki Co. Ltd	7,682	0.0
9,000		Tamura Corp.	37,466	0.0
13,100		TDK Corp.	732,817	0.2
20,000	@	Teac Corp.	11,345	0.0
4,300		Koei Tecmo Holdings Co. Ltd	69,389	0.0
1,900		TKC Corp.	37,483	0.0
9,000		Toko, Inc.	26,778	0.0
19,400		Tokyo Electron Ltd.	1,264,400	0.3
4,000		Tokyo Seimitsu Co., Ltd.	67,271	0.0
2,200		Tomen Electronics Corp.	32,937	0.0
5,800		Topcon Corp.	132,179	0.0
16,000		Toshiba Tec Corp.	103,654	0.0
700		Toukei Computer Co., Ltd.	10,130	0.0
3,600		Towa Corp.	22,559	0.0
3,600		Toyo Corp./Chuo-ku	37,254	0.0
3,300		Trans Cosmos, Inc.	64,683	0.0
11,700		Trend Micro, Inc.	396,434	0.1
1,200		UKC Holdings Corp.	19,593	0.0
4,400	@	Ulvac, Inc.	55,375	0.0
8,000		Uniden Corp.	18,099	0.0
600		V Technology Co. Ltd	16,939	0.0
100		Voltage, Inc.	1,406	0.0
17,600	L	Wacom Co., Ltd.	75,946	0.0
157,900		Yahoo! Japan Corp.	600,171	0.2
2,900		Yamaichi Electronics Co., Ltd.	24,252	0.0
7,100		Yamatake Corp.	174,237	0.1
24,000		Yaskawa Electric Corp.	326,153	0.1
24,600		Yokogawa Electric Corp.	323,447	0.1
2,200		Yokowo Co., Ltd.	12,313	0.0
			41,239,694	10.9

		Materials: 6.8%
10,000		Achilles Corp.	14,002	0.0
11,000		ADEKA Corp.	145,557	0.1
13,000		Aichi Steel Corp.	47,751	0.0
19,000		Air Water, Inc.	283,020	0.1
1,000		Alconix Corp.	13,692	0.0
8,000		Araya Industrial Co., Ltd.	13,738	0.0
3,800		Asahi Holdings, Inc.	67,995	0.0
140,000		Asahi Kasei Corp.	1,138,527	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	14,599	0.0
1,800		Carlit Holdings Co. Ltd.	9,549	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	10,000	0.0
7,000		Chugoku Marine Paints Ltd.	52,605	0.0
18,000		Dai Nippon Toryo Co., Ltd.	26,091	0.0
29,000		Daicel Corp.	313,846	0.1
39,000		Daido Steel Co., Ltd.	155,455	0.1
4,000		DKS Co. Ltd	16,096	0.0
8,000		Daiken Corp.	20,946	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	11,707	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	42,899	0.0
7,000		Daio Paper Corp.	59,401	0.0
9,000		Daiso Co., Ltd.	29,460	0.0
3,000		DC Co., Ltd.	15,097	0.0
42,000		Denki Kagaku Kogyo K K	137,688	0.0
80,000		Dainippon Ink & Chemicals	179,820	0.1
25,000		Dowa Holdings Co., Ltd.	208,325	0.1
1,900		Earth Chemical Co., Ltd.	69,221	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
800		Ebara-Udylite Co., Ltd.	$36,322	0.0
2,200		FP Corp.	61,468	0.0
2,600		Fuji Seal International, Inc.	81,611	0.0
2,000		Fujikura Kasei Co., Ltd.	10,105	0.0
1,400		Fujimi, Inc.	19,809	0.0
1,800		Fujimori Kogyo Co., Ltd.	54,001	0.0
30,338		Furukawa-Sky Aluminum Corp.	115,454	0.0
15,000		Godo Steel Ltd.	22,014	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	16,750	0.0
1,000		Hakudo Co., Ltd.	9,299	0.0
3,000		Harima Chemicals, Inc.	14,670	0.0
9,900		Hitachi Chemical Co., Ltd.	175,845	0.1
20,720		Hitachi Metals Ltd.	373,469	0.1
5,000		Hokkan Holdings Ltd.	13,593	0.0
18,000	L	Hokuetsu Kishu Paper Co. Ltd.	73,878	0.0
2,000		Ihara Chemical Industry Co., Ltd.	18,251	0.0
45,000	@	Ishihara Sangyo Kaisha Ltd.	36,901	0.0
2,000		Ishizuka Glass Co. Ltd	3,607	0.0
1,300		Japan Pile Corp.	11,198	0.0
500		Japan Pure Chemical Co. Ltd.	10,742	0.0
56,947		JFE Holdings, Inc.	1,137,601	0.3
1,600		JSP Corp.	27,772	0.0
20,400		JSR Corp.	356,018	0.1
29,000		Kaneka Corp.	162,466	0.1
27,000		Kansai Paint Co., Ltd.	403,682	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	27,729	0.0
5,800		Kimoto Co., Ltd.	16,749	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	10,792	0.0
353,000		Kobe Steel Ltd.	573,261	0.2
1,100		Kohsoku Corp.	9,452	0.0
2,300		Konishi Co., Ltd.	41,264	0.0
7,000		Krosaki Harima Corp.	15,892	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	30,638	0.0
36,200		Kuraray Co., Ltd.	425,234	0.1
17,000		Kureha Corp.	83,784	0.0
12,000		Kurimoto Ltd.	26,148	0.0
2,500		Kyoei Steel Ltd.	46,491	0.0
2,600		Kyowa Leather Cloth Co. Ltd.	18,625	0.0
5,600		Lintec Corp.	118,379	0.0
7,200		Maruichi Steel Tube Ltd.	176,807	0.1
1,800		MEC Co., Ltd./Japan	19,814	0.0
1,000		Mitani Sekisan Co. Ltd	18,277	0.0
143,520		Mitsubishi Materials Corp.	464,374	0.1
51,000		Mitsubishi Paper Mills Ltd.	41,356	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	24,449	0.0
140,500		Mitsubishi Chemical Holdings Corp.	691,638	0.2
38,000		Mitsubishi Gas Chemical Co., Inc.	242,278	0.1
101,000		Mitsui Chemicals, Inc.	281,108	0.1
54,000		Mitsui Mining & Smelting Co., Ltd.	143,810	0.1
800		MORESCO Corp.	13,528	0.0
4,000		Nakabayashi Co. Ltd.	7,583	0.0
17,000	@	Nakayama Steel Works Ltd.	13,158	0.0
4,700		Neturen Co., Ltd.	34,810	0.0
6,000		Nihon Nohyaku Co., Ltd.	58,862	0.0
6,000		Nihon Parkerizing Co., Ltd.	137,179	0.0
18,000		Nihon Yamamura Glass Co., Ltd.	28,711	0.0
6,000		Nippon Carbide Industries Co., Inc.	13,385	0.0
5,000		Nippon Concrete Industries Co., Ltd.	29,857	0.0
11,000		Nippon Denko Co., Ltd.	27,317	0.0
2,300		Nippon Fine Chemical Co., Ltd.	16,750	0.0
16,000		Nippon Kayaku Co., Ltd.	195,700	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	10,273	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	16,208	0.0
56,000	L	Nippon Light Metal Holdings Co. Ltd.	80,676	0.0
20,000		Nippon Paint Co., Ltd.	451,157	0.1
11,729		Nippon Paper Industries Co. Ltd.	175,619	0.1
3,000		Nippon Pillar Packing Co., Ltd.	25,232	0.0
20,000		Nippon Shokubai Co., Ltd.	222,988	0.1
16,000		Nippon Soda Co., Ltd.	81,764	0.0
952,355		Nippon Steel Corp.	2,472,442	0.7
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	36,042	0.0
14,000		Nippon Valqua Industries Ltd.	40,372	0.0
19,000	@,L	Nippon Yakin Kogyo Co., Ltd.	48,154	0.0
15,000		Nissan Chemical Industries Ltd.	266,217	0.1
10,076		Nisshin Steel Holdings Co. Ltd.	91,574	0.0
800		Nitta Gelatin, Inc.	6,515	0.0
6,000		Nittetsu Mining Co., Ltd.	24,501	0.0
18,500		Nitto Denko Corp.	1,012,990	0.3
18,000		NOF Corp.	112,284	0.0
97,000		OJI Paper Co., Ltd.	367,222	0.1
4,900		Okabe Co., Ltd.	53,762	0.0
9,000		Okamoto Industries, Inc.	34,176	0.0
4,000		Okura Industrial Co., Ltd.	14,275	0.0
1,400		Osaka Steel Co., Ltd.	27,215	0.0
2,600	L	OSAKA Titanium Technologies Co.	58,556	0.0
17,000		Pacific Metals Co., Ltd.	59,286	0.0
2,200		Pack Corp.	46,068	0.0

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
21,000		Rengo Co., Ltd.	$94,341	0.0
3,000		Riken Technos Corp.	13,881	0.0
5,000		Sakai Chemical Industry Co. Ltd.	16,126	0.0
4,000		Sakata INX Corp.	39,951	0.0
7,000		Sanyo Chemical Industries Ltd.	43,061	0.0
15,000		Sanyo Special Steel Co., Ltd.	55,396	0.0
1,100		Seiko PMC Corp.	10,266	0.0
9,000		Sekisui Plastics Co., Ltd.	25,057	0.0
2,000		Shikoku Chemicals Corp.	13,677	0.0
4,000		Shinagawa Refractories Co., Ltd.	10,653	0.0
40,800		Shin-Etsu Chemical Co., Ltd.	2,673,183	0.7
6,500		Shin-Etsu Polymer Co., Ltd.	34,385	0.0
161,000		Showa Denko KK	211,287	0.1
1,600		Stella Chemifa Corp.	23,237	0.0
18,000		Sumitomo Bakelite Co., Ltd.	70,596	0.0
165,000		Sumitomo Chemical Co., Ltd.	589,329	0.2
59,000		Sumitomo Metal Mining Co., Ltd.	830,352	0.2
44,000		Sumitomo Osaka Cement Co., Ltd.	144,457	0.1
7,000		Sumitomo Seika Chemicals Co., Ltd.	40,076	0.0
3,500		T Hasegawa Co., Ltd.	53,502	0.0
134,000		Taiheiyo Cement Corp.	505,396	0.1
800		Taisei Lamick Co., Ltd.	19,645	0.0
1,900		Taiyo Ink Manufacturing Co., Ltd.	60,644	0.0
30,000		Taiyo Nippon Sanso Corp.	264,848	0.1
11,000		Takasago International Corp.	52,119	0.0
5,000		Takiron Co., Ltd.	25,111	0.0
4,000		Tayca Corp.	17,175	0.0
92,000		Teijin Ltd.	222,294	0.1
2,200		Tenma Corp.	32,017	0.0
29,000		Toagosei Co., Ltd.	119,717	0.0
4,000		Toda Kogyo Corp.	15,044	0.0
3,000		Toho Titanium Co., Ltd.	20,589	0.0
12,000		Toho Zinc Co., Ltd.	45,690	0.0
25,000		Tokai Carbon Co., Ltd.	69,250	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	25,961	0.0
39,000		Tokuyama Corp.	128,553	0.0
4,900		Tokyo Ohka Kogyo Co., Ltd.	129,683	0.0
11,000		Tokyo Rope Manufacturing Co., Ltd.	17,443	0.0
12,100		Tokyo Steel Manufacturing Co., Ltd.	63,863	0.0
6,000		Tokyo Tekko Co., Ltd.	30,628	0.0
6,000		Tomoegawa Co., Ltd.	10,520	0.0
6,000		Tomoku Co., Ltd.	16,618	0.0
12,000		Topy Industries Ltd.	23,643	0.0
165,000		Toray Industries, Inc.	1,090,811	0.3
63,000		Tosoh Corp.	255,611	0.1
24,000		Toyo Ink Manufacturing Co., Ltd.	112,104	0.0
7,000		Toyo Kohan Co., Ltd.	37,931	0.0
16,100		Toyo Seikan Kaisha Ltd.	199,593	0.1
100,000		Toyobo Co., Ltd.	145,051	0.1
4,000		TYK Corp.	7,900	0.0
121,000		Ube Industries Ltd./Japan	192,951	0.1
5,000		Wood One Co., Ltd.	13,393	0.0
4,600		Yamato Kogyo Co., Ltd.	153,543	0.1
18,000		Yodogawa Steel Works Ltd.	73,685	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	14,667	0.0
18,000		Zeon Corp.	183,963	0.1
			25,694,837	6.8

		Telecommunication Services: 5.1%
66,600		KDDI Corp.	4,006,405	1.0
84,500		Nippon Telegraph & Telephone Corp.	5,240,207	1.4
175,200		NTT DoCoMo, Inc.	2,934,289	0.8
105,450		Softbank Corp.	7,365,566	1.9
			19,546,467	5.1

		Utilities: 2.0%
70,300		Chubu Electric Power Co., Inc.	807,074	0.2
28,700		Chugoku Electric Power Co., Inc.	368,036	0.1
13,000		Electric Power Development Co., Ltd.	424,780	0.1
19,600		Hokkaido Electric Power Co., Inc.	159,152	0.0
6,000		Hokkaido Gas Co., Ltd.	15,965	0.0
21,600		Hokuriku Electric Power Co.	283,755	0.1
2,000		K&O Energy Group, Inc.	26,082	0.0
87,100		Kansai Electric Power Co., Inc.	823,014	0.2
48,800		Kyushu Electric Power Co., Inc.	526,007	0.1
1,300		Okinawa Electric Power Co., Inc.	40,237	0.0
221,000		Osaka Gas Co., Ltd.	887,422	0.2
30,000		Saibu Gas Co., Ltd.	71,329	0.0
19,500		Shikoku Electric Power Co., Inc.	250,197	0.1
6,000		Shizuoka Gas Co., Ltd.	39,928	0.0
55,000		Toho Gas Co., Ltd.	309,693	0.1
53,200		Tohoku Electric Power Co., Inc.	604,638	0.2
179,500	@	Tokyo Electric Power Co., Inc.	628,483	0.2

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
249,000	Tokyo Gas Co., Ltd.	$1,399,163	0.4
		7,664,955	2.0

	Total Common Stock (Cost $331,796,226)	375,138,727	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 2.4%
2,204,924	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,204,924, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $2,250,836, due 11/17/14-11/15/42)	2,204,924	0.6
2,204,924	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,204,925, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,249,023, due 10/23/14-03/01/48)	2,204,924	0.6
876,788	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $876,788, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $894,324, due 12/31/15-06/30/18)	876,788	0.2
2,204,924	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,204,924, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,249,022, due 10/02/14-10/01/44)	2,204,924	0.6
1,792,319	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,792,321, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,828,047, due 04/15/16-01/15/29)	1,792,319	0.4
		9,283,879	2.4

	Total Short-Term Investments (Cost $9,283,879)	9,283,879	2.4

	Total Investments in Securities (Cost $341,080,105)	$384,422,606	101.3
	Liabilities in Excess of Other Assets	(4,983,621)	(1.3)
	Net Assets	$379,438,985	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $345,743,922.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,481,769
Gross Unrealized Depreciation	(31,803,085)

Net Unrealized Appreciation	$38,678,684

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$97,129	$77,146,196	$–	$77,243,325
Consumer Staples	50,786	27,976,989	–	28,027,775
Energy	–	4,140,775	–	4,140,775
Financials	222,720	65,417,589	–	65,640,309
Health Care	–	22,737,511	–	22,737,511
Industrials	60,544	83,142,535	–	83,203,079
Information Technology	143,924	41,095,770	–	41,239,694
Materials	–	25,694,837	–	25,694,837
Telecommunication Services	–	19,546,467	–	19,546,467
Utilities	–	7,664,955	–	7,664,955
Total Common Stock	575,103	374,563,624	–	375,138,727
Short-Term Investments	–	9,283,879	–	9,283,879
Total Investments, at fair value	$575,103	$383,847,503	$–	$384,422,606
Other Financial Instruments+
Forward Foreign Currency Contracts	–	16,047	–	16,047
Futures	28,337	–	–	28,337
Total Assets	$603,440	$383,863,550	$–	$384,466,990
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(110,419)	$–	$(110,419)
Total Liabilities	$–	$(110,419)	$–	$(110,419)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Japanese Yen	510,000,000	Buy	12/17/14	$4,763,995	$4,653,576	$(110,419)
							$(110,419)

Brown Brothers Harriman & Co.	Japanese Yen	80,000,000	Sell	12/17/14	$735,424	$729,973	$5,451
Citigroup, Inc.	Japanese Yen	160,000,000	Sell	12/17/14	1,470,541	1,459,945	10,596
							$16,047

Voya Japan TOPIX Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	39	12/11/14	$4,716,982	$28,337
			$4,716,982	$28,337

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$16,047
Equity contracts	Futures contracts	28,337
Total Asset Derivatives		$44,384

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$110,419
Total Liability Derivatives		$110,419

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Brown Brothers Harriman & Co.	Citigroup, Inc.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$5,451	$10,596	$-	$16,047
Total Assets	$5,451	$10,596	$-	$16,047

Liabilities:
Forward foreign currency contracts	$-		$110,419	$110,419
Total Liabilities	$-		$110,419	$110,419

Net OTC derivative instruments by counterparty, at fair value	$5,451	$10,596	$(110,419)	$(94,372)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-		$-	$-

Net Exposure(1)	$5,451	$10,596	$(110,419)	$(94,372)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 15.9%
26,277	@	Amazon.com, Inc.	$8,472,756	1.7
33,177		CBS Corp. - Class B	1,774,969	0.4
165,768		Comcast Corp. – Class A	8,915,003	1.8
32,713	@	DirecTV Group	2,830,329	0.6
95,652		Home Depot, Inc.	8,775,114	1.8
12,399		Johnson Controls, Inc.	545,556	0.1
26,301		Las Vegas Sands Corp.	1,636,185	0.3
71,252		Lowe’s Cos, Inc.	3,770,656	0.8
69,130		McDonald’s Corp.	6,554,215	1.3
48,854		Nike, Inc.	4,357,777	0.9
3,608	@	Priceline.com, Inc.	4,180,157	0.8
52,652		Starbucks Corp.	3,973,120	0.8
4,416		Target Corp.	276,795	0.0
19,487		Time Warner Cable, Inc.	2,796,190	0.6
48,981		TJX Cos., Inc.	2,898,206	0.6
98,152		Twenty-First Century Fox, Inc. - Class A	3,365,632	0.7
30,063		Viacom - Class B	2,313,047	0.5
101,505		Walt Disney Co.	9,036,990	1.8
30,871		Yum! Brands, Inc.	2,222,095	0.4
			78,694,792	15.9

		Consumer Staples: 11.5%
131,433		Altria Group, Inc.	6,038,032	1.2
4,427		Archer-Daniels-Midland Co.	226,220	0.0
277,703		Coca-Cola Co.	11,846,810	2.4
57,239		Colgate-Palmolive Co.	3,733,128	0.8
28,980		Costco Wholesale Corp.	3,631,774	0.7
11,610		CVS Caremark Corp.	924,040	0.2
16,040		Estee Lauder Cos., Inc.	1,198,509	0.2
42,976		General Mills, Inc.	2,168,139	0.4
16,384		Kellogg Co.	1,009,254	0.2
21,849		Kimberly-Clark Corp.	2,350,297	0.5
41,636		Kraft Foods Group, Inc.	2,348,270	0.5
106,035		PepsiCo, Inc.	9,870,798	2.0
64,575		Philip Morris International, Inc.	5,385,555	1.1
10,791		Procter & Gamble Co.	903,638	0.2
16,301		Reynolds American, Inc.	961,759	0.2
15,330		Sysco Corp.	581,773	0.1
50,194		Walgreen Co.	2,974,998	0.6
11,365		Wal-Mart Stores, Inc.	869,082	0.2
			57,022,076	11.5

		Energy: 5.2%
2,548		Anadarko Petroleum Corp.	258,469	0.0
2,498		Baker Hughes, Inc.	162,520	0.0
38,222		EOG Resources, Inc.	3,784,742	0.8
59,064		Halliburton Co.	3,810,219	0.8
12,686	L	Kinder Morgan, Inc.	486,381	0.1
13,102		Marathon Petroleum Corp.	1,109,346	0.2
2,517		National Oilwell Varco, Inc.	191,544	0.0
16,228		Phillips 66	1,319,499	0.3
10,006		Pioneer Natural Resources Co.	1,970,882	0.4
90,963		Schlumberger Ltd.	9,250,028	1.9
8,918		Valero Energy Corp.	412,636	0.1
52,244		Williams Cos., Inc.	2,891,705	0.6
			25,647,971	5.2

		Financials: 3.3%
63,444		American Express Co.	5,553,888	1.1
27,678		American Tower Corp.	2,591,491	0.5
3,406		Blackrock, Inc.	1,118,258	0.2
12,810		Charles Schwab Corp.	376,486	0.1
22,667		Franklin Resources, Inc.	1,237,845	0.3
25,908		Marsh & McLennan Cos., Inc.	1,356,025	0.3
9,271		Public Storage, Inc.	1,537,502	0.3
16,208		Simon Property Group, Inc.	2,664,919	0.5
			16,436,414	3.3

		Health Care: 14.0%
111,208		AbbVie, Inc.	6,423,374	1.3
17,760	@	Actavis PLC	4,285,133	0.9
7,448		Aetna, Inc.	603,288	0.1
13,833	@	Alexion Pharmaceuticals, Inc.	2,293,788	0.5
20,813		Allergan, Inc.	3,708,668	0.8
50,193		Amgen, Inc.	7,050,109	1.4
37,947		Baxter International, Inc.	2,723,456	0.6
13,515		Becton Dickinson & Co.	1,538,142	0.3
16,591	@	Biogen Idec, Inc.	5,488,469	1.1
41,382		Bristol-Myers Squibb Co.	2,117,931	0.4
56,013		Celgene Corp.	5,308,912	1.1
46,857	@	Express Scripts Holding Co.	3,309,510	0.7
107,406	@	Gilead Sciences, Inc.	11,433,368	2.3
31,065		Johnson & Johnson	3,311,218	0.7
16,128		McKesson Corp.	3,139,638	0.6
28,619		Merck & Co., Inc.	1,696,534	0.3
5,515		Regeneron Pharmaceuticals, Inc.	1,988,268	0.4
14,013		Stryker Corp.	1,131,550	0.2
11,244		Thermo Fisher Scientific, Inc.	1,368,395	0.3
			68,919,751	14.0

		Industrials: 9.8%
45,759		3M Co.	6,483,135	1.3
50,373		American Airlines Group, Inc.	1,787,234	0.4
51,002		Boeing Co.	6,496,635	1.3
9,255		Caterpillar, Inc.	916,523	0.2
12,861		Cummins, Inc.	1,697,395	0.3
9,987		Danaher Corp.	758,812	0.2
5,597		Deere & Co.	458,898	0.1
3,047		Delta Airlines, Inc.	110,149	0.0
36,665		Emerson Electric Co.	2,294,496	0.5
8,888		FedEx Corp.	1,434,967	0.3
54,774		Honeywell International, Inc.	5,100,555	1.0
23,885		Illinois Tool Works, Inc.	2,016,372	0.4
18,954		Lockheed Martin Corp.	3,464,412	0.7

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,591		Norfolk Southern Corp.	$512,356	0.1
10,125		Precision Castparts Corp.	2,398,410	0.5
63,356		Union Pacific Corp.	6,869,057	1.4
49,507		United Parcel Service, Inc. - Class B	4,866,043	1.0
7,180		United Technologies Corp.	758,208	0.1
3,315		Waste Management, Inc.	157,562	0.0
			48,581,219	9.8

		Information Technology: 33.0%
44,241	@	Accenture PLC	3,597,678	0.7
34,812	@	Adobe Systems, Inc.	2,408,642	0.5
421,719		Apple, Inc.	42,488,189	8.6
33,719		Automatic Data Processing, Inc.	2,801,375	0.6
42,552		Cognizant Technology Solutions Corp.	1,905,053	0.4
21,235		Corning, Inc.	410,685	0.1
88,643	@	eBay, Inc.	5,019,853	1.0
14,173		EMC Corp.	414,702	0.1
138,100		Facebook, Inc.	10,915,424	2.2
19,864		Google, Inc.	11,468,679	2.3
19,632		Google, Inc. – Class A	11,551,665	2.3
66,162		International Business Machines Corp.	12,559,532	2.5
29,587		Intel Corp.	1,030,219	0.2
70,314		Mastercard, Inc.	5,197,611	1.1
65,659	@	Micron Technology, Inc.	2,249,477	0.5
373,795		Microsoft Corp.	17,329,136	3.5
229,725		Oracle Corp.	8,793,873	1.8
118,054		Qualcomm, Inc.	8,826,898	1.8
42,941	@	Salesforce.com, Inc.	2,470,396	0.5
75,492		Texas Instruments, Inc.	3,600,214	0.7
35,072		Visa, Inc.	7,483,313	1.5
6,126		VMware, Inc.	574,864	0.1
			163,097,478	33.0

		Materials: 4.0%
13,473		Dow Chemical Co.	706,524	0.2
18,647		Ecolab, Inc.	2,141,235	0.4
60,637		EI Du Pont de Nemours & Co.	4,351,311	0.9
30,837	@	LyondellBasell Industries NV - Class A	3,350,748	0.7
36,661		Monsanto Co.	4,124,729	0.8
9,671		PPG Industries, Inc.	1,902,673	0.4
20,489		Praxair, Inc.	2,643,081	0.5
10,072		Southern Copper Corp.	298,635	0.1
			19,518,936	4.0

		Telecommunication Services: 3.0%
2,413		CenturyTel, Inc.	98,667	0.0
289,634		Verizon Communications, Inc.	14,478,804	3.0
			14,577,471	3.0

		Utilities: 0.0%
2,453		Dominion Resources, Inc.	169,478	0.0

	Total Common Stock (Cost $264,363,696)		492,665,586	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateralcc(1): 0.1%
496,101		Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $496,101, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $506,023, due 10/02/14-10/01/44)
		(Cost $496,101)	496,101	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
2,167,055		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $2,167,055)	2,167,055	0.4

	Total Short-Term Investments (Cost $2,663,156)		2,663,156	0.5

	Total Investments in Securities (Cost $267,026,852)		$495,328,742	100.2
	Liabilities in Excess of Other Assets		(932,358)	(0.2)
	Net Assets		$494,396,384	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $267,085,091.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$229,238,383
Gross Unrealized Depreciation	(994,732)

Net Unrealized Appreciation	$228,243,651

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$492,665,586	$–	$–	$492,665,586
Short-Term Investments	2,167,055	496,101	–	2,663,156
Total Investments, at fair value	$494,832,641	$496,101	$–	$495,328,742
Liabilities Table
Other Financial Instruments+
Futures	$(14,893)	$–	$–	$(14,893)
Total Liabilities	$(14,893)	$–	$–	$(14,893)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	28	12/19/14	$2,751,700	$(14,893)
			$2,751,700	$(14,893)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of Septmeber 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$14,893
Total Liability Derivatives		$14,893

PORTFOLIO OF INVESTMENTS
Voya Russell™ Large Cap Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 10.2%
21,298	@	Amazon.com, Inc.	$6,867,327	0.8
24,088		Carnival Corp.	967,615	0.1
29,686		CBS Corp. - Class B	1,588,201	0.2
146,843		Comcast Corp. – Class A	7,897,217	1.0
26,515	@	DirecTV Group	2,294,078	0.3
220,162		Ford Motor Co.	3,256,196	0.4
90,908		General Motors Co.	2,903,601	0.4
77,535		Home Depot, Inc.	7,113,061	0.9
37,645		Johnson Controls, Inc.	1,656,380	0.2
21,318		Las Vegas Sands Corp.	1,326,193	0.2
57,752		Lowe’s Cos, Inc.	3,056,236	0.4
56,033		McDonald’s Corp.	5,312,489	0.7
39,599		Nike, Inc.	3,532,231	0.4
2,925	@	Priceline.com, Inc.	3,388,846	0.4
42,672		Starbucks Corp.	3,220,029	0.4
35,924		Target Corp.	2,251,716	0.3
20,151		Thomson Reuters Corp.	733,698	0.1
15,793		Time Warner Cable, Inc.	2,266,138	0.3
50,011		Time Warner, Inc.	3,761,327	0.5
39,701		TJX Cos., Inc.	2,349,108	0.3
107,951		Twenty-First Century Fox, Inc. - Class A	3,701,640	0.4
24,370		Viacom - Class B	1,875,028	0.2
98,179		Walt Disney Co.	8,740,876	1.1
25,024		Yum! Brands, Inc.	1,801,227	0.2
			81,860,458	10.2

		Consumer Staples: 10.0%
112,614		Altria Group, Inc.	5,173,487	0.7
37,101		Archer-Daniels-Midland Co.	1,895,861	0.2
225,094		Coca-Cola Co.	9,602,510	1.2
51,899		Colgate-Palmolive Co.	3,384,853	0.4
24,940		Costco Wholesale Corp.	3,125,481	0.4
66,285		CVS Caremark Corp.	5,275,623	0.7
13,005		Estee Lauder Cos., Inc.	971,734	0.1
34,830		General Mills, Inc.	1,757,173	0.2
14,561		Kellogg Co.	896,957	0.1
21,359		Kimberly-Clark Corp.	2,297,588	0.3
33,743		Kraft Foods Group, Inc.	1,903,105	0.2
95,879		Mondelez International, Inc.	3,285,294	0.4
85,941		PepsiCo, Inc.	8,000,248	1.0
89,169		Philip Morris International, Inc.	7,436,695	0.9
153,400		Procter & Gamble Co.	12,845,716	1.6
17,504		Reynolds American, Inc.	1,032,736	0.1
33,140		Sysco Corp.	1,257,663	0.2
54,108		Walgreen Co.	3,206,981	0.4
90,324		Wal-Mart Stores, Inc.	6,907,076	0.9
			80,256,781	10.0

		Energy: 10.5%
28,633		Anadarko Petroleum Corp.	2,904,532	0.4
21,868		Apache Corp.	2,052,749	0.3
24,718		Baker Hughes, Inc.	1,608,153	0.2
107,922		Chevron Corp.	12,877,253	1.6
69,603		ConocoPhillips	5,326,022	0.7
23,124		Devon Energy Corp.	1,576,594	0.2
30,979		EOG Resources, Inc.	3,067,541	0.4
243,446		ExxonMobil Corp.	22,896,096	2.8
47,872		Halliburton Co.	3,088,223	0.4
15,755		Hess Corp.	1,486,012	0.2
37,247	L	Kinder Morgan, Inc.	1,428,050	0.2
38,321		Marathon Oil Corp.	1,440,486	0.2
14,252		Marathon Petroleum Corp.	1,206,717	0.1
24,324		National Oilwell Varco, Inc.	1,851,056	0.2
44,539		Occidental Petroleum Corp.	4,282,425	0.5
32,080		Phillips 66	2,608,425	0.3
8,111		Pioneer Natural Resources Co.	1,597,624	0.2
73,731		Schlumberger Ltd.	7,497,705	0.9
38,025		Spectra Energy Corp.	1,492,861	0.2
30,250		Valero Energy Corp.	1,399,667	0.2
42,350		Williams Cos., Inc.	2,344,073	0.3
			84,032,264	10.5

		Financials: 15.3%
19,146	@	ACE Ltd.	2,007,841	0.2
25,750		Aflac, Inc.	1,499,937	0.2
82,014		American International Group, Inc.	4,430,396	0.5
24,608		Allstate Corp.	1,510,193	0.2
51,424		American Express Co.	4,501,657	0.6
22,439		American Tower Corp.	2,100,964	0.3
596,127		Bank of America Corp.	10,163,965	1.3
64,645		Bank of New York Mellon Corp.	2,503,701	0.3
40,737		BB&T Corp.	1,515,824	0.2
103,755	@	Berkshire Hathaway, Inc.	14,332,716	1.8
7,227		Blackrock, Inc.	2,372,769	0.3
32,401		Capital One Financial Corp.	2,644,570	0.3
63,728		Charles Schwab Corp.	1,872,966	0.2
13,864		Chubb Corp.	1,262,733	0.2
172,217		Citigroup, Inc.	8,924,285	1.1
18,079		CME Group, Inc.	1,445,506	0.2
26,434		Discover Financial Services	1,702,085	0.2
20,481		Equity Residential	1,261,220	0.2
22,494		Franklin Resources, Inc.	1,228,397	0.1
25,352		Goldman Sachs Group, Inc.	4,653,867	0.6
214,559		JPMorgan Chase & Co.	12,925,034	1.6
31,161		Marsh & McLennan Cos., Inc.	1,630,967	0.2
53,039		Metlife, Inc.	2,849,255	0.3
86,947		Morgan Stanley	3,005,758	0.4
30,284		PNC Financial Services Group, Inc.	2,591,705	0.3
26,080		Prudential Financial, Inc.	2,293,475	0.3
8,142		Public Storage, Inc.	1,350,269	0.2
17,610		Simon Property Group, Inc.	2,895,436	0.4
24,402		State Street Corp.	1,796,231	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Large Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,702		Travelers Cos., Inc.	$1,850,806	0.2
97,378		US Bancorp.	4,073,322	0.5
270,728		Wells Fargo & Co.	14,042,661	1.7
			123,240,511	15.3

		Health Care: 14.4%
85,149		Abbott Laboratories	3,541,347	0.4
90,139		AbbVie, Inc.	5,206,429	0.6
14,396	@	Actavis PLC	3,473,467	0.4
20,260		Aetna, Inc.	1,641,060	0.2
11,213	@	Alexion Pharmaceuticals, Inc.	1,859,340	0.2
16,870		Allergan, Inc.	3,006,065	0.4
42,914		Amgen, Inc.	6,027,700	0.8
30,757		Baxter International, Inc.	2,207,430	0.3
10,950		Becton Dickinson & Co.	1,246,220	0.2
13,447	@	Biogen Idec, Inc.	4,448,402	0.6
93,943		Bristol-Myers Squibb Co.	4,808,003	0.6
45,403		Celgene Corp.	4,303,296	0.5
25,563		Covidien PLC	2,211,455	0.3
55,770		Eli Lilly & Co.	3,616,685	0.5
43,856	@	Express Scripts Holding Co.	3,097,549	0.4
87,062	@	Gilead Sciences, Inc.	9,267,750	1.2
160,383		Johnson & Johnson	17,095,224	2.1
13,072		McKesson Corp.	2,544,726	0.3
56,637		Medtronic, Inc.	3,508,662	0.4
165,675		Merck & Co., Inc.	9,821,214	1.2
361,608		Pfizer, Inc.	10,692,749	1.3
4,470		Regeneron Pharmaceuticals, Inc.	1,611,524	0.2
19,059		Stryker Corp.	1,539,014	0.2
22,619		Thermo Fisher Scientific, Inc.	2,752,732	0.3
55,544		UnitedHealth Group, Inc.	4,790,670	0.6
15,856		WellPoint, Inc.	1,896,695	0.2
			116,215,408	14.4

		Industrials: 10.0%
37,090		3M Co.	5,254,911	0.7
40,826		American Airlines Group, Inc.	1,448,506	0.2
41,340		Boeing Co.	5,265,889	0.7
35,391		Caterpillar, Inc.	3,504,771	0.4
56,950		CSX Corp.	1,825,817	0.2
10,424		Cummins, Inc.	1,375,760	0.2
34,441		Danaher Corp.	2,616,827	0.3
20,625		Deere & Co.	1,691,044	0.2
48,076		Delta Airlines, Inc.	1,737,947	0.2
27,030		Eaton Corp. PLC	1,712,891	0.2
39,777		Emerson Electric Co.	2,489,245	0.3
16,755		FedEx Corp.	2,705,095	0.3
17,335		General Dynamics Corp.	2,203,105	0.3
568,471		General Electric Co.	14,564,227	1.8
44,399		Honeywell International, Inc.	4,134,435	0.5
19,366		Illinois Tool Works, Inc.	1,634,878	0.2
15,363		Lockheed Martin Corp.	2,808,049	0.4
17,557		Norfolk Southern Corp.	1,959,361	0.2
12,138		Northrop Grumman Corp.	1,599,303	0.2
8,206		Precision Castparts Corp.	1,943,837	0.2
17,738		Raytheon Co.	1,802,536	0.2
51,355		Union Pacific Corp.	5,567,909	0.7
40,125		United Parcel Service, Inc. - Class B	3,943,886	0.5
51,967		United Technologies Corp.	5,487,715	0.7
26,384		Waste Management, Inc.	1,254,032	0.2
			80,531,976	10.0

		Information Technology: 20.7%
35,859	@	Accenture PLC	2,916,054	0.4
28,219	@	Adobe Systems, Inc.	1,952,473	0.2
341,823		Apple, Inc.	34,438,667	4.3
27,329		Automatic Data Processing, Inc.	2,270,493	0.3
290,402		Cisco Systems, Inc.	7,309,418	0.9
34,491		Cognizant Technology Solutions Corp.	1,544,162	0.2
74,160		Corning, Inc.	1,434,255	0.2
71,848	@	eBay, Inc.	4,068,752	0.5
116,075		EMC Corp.	3,396,355	0.4
111,931		Facebook, Inc.	8,847,026	1.1
16,101		Google, Inc.	9,296,073	1.1
15,913		Google, Inc. – Class A	9,363,368	1.2
107,439		Hewlett-Packard Co.	3,810,861	0.5
53,628		International Business Machines Corp.	10,180,203	1.3
282,209		Intel Corp.	9,826,517	1.2
56,998		Mastercard, Inc.	4,213,292	0.5
60,682	@	Micron Technology, Inc.	2,078,965	0.2
468,279		Microsoft Corp.	21,709,415	2.7
186,206		Oracle Corp.	7,127,966	0.9
95,687		Qualcomm, Inc.	7,154,517	0.9
34,808	@	Salesforce.com, Inc.	2,002,504	0.2
61,184		Texas Instruments, Inc.	2,917,865	0.4
28,426		Visa, Inc.	6,065,256	0.7
5,037		VMware, Inc.	472,672	0.1
57,070	@	Yahoo!, Inc.	2,325,603	0.3
			166,722,732	20.7

		Materials: 2.8%
12,034		Air Products & Chemicals, Inc.	1,566,586	0.2
68,264		Dow Chemical Co.	3,579,764	0.5
15,114		Ecolab, Inc.	1,735,541	0.2
52,058		EI Du Pont de Nemours & Co.	3,735,682	0.5
58,894		Freeport-McMoRan, Inc.	1,922,889	0.2
24,998	@	LyondellBasell Industries NV - Class A	2,716,283	0.3
29,714		Monsanto Co.	3,343,122	0.4
7,837		PPG Industries, Inc.	1,541,851	0.2
16,608		Praxair, Inc.	2,142,432	0.3
8,376		Southern Copper Corp.	248,349	0.0
			22,532,499	2.8

PORTFOLIO OF INVESTMENTS
Voya Russell™ Large Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 3.0%
294,245	AT&T, Inc.	$10,369,194	1.3
32,468	CenturyTel, Inc.	1,327,617	0.2
41,865	Sprint Corp.	265,424	0.0
15,255	@ T-Mobile US, Inc.	440,412	0.0
234,760	Verizon Communications, Inc.	11,735,652	1.5
		24,138,299	3.0

	Utilities: 1.8%
27,672	American Electric Power Co., Inc.	1,444,755	0.2
32,975	Dominion Resources, Inc.	2,278,243	0.3
40,089	Duke Energy Corp.	2,997,454	0.4
48,678	Exelon Corp.	1,659,433	0.2
24,724	NextEra Energy, Inc.	2,321,089	0.3
26,351	Pacific Gas & Electric Co.	1,186,849	0.1
50,538	Southern Co.	2,205,984	0.3
		14,093,807	1.8

	Total Common Stock
	(Cost $358,590,657)	793,624,735	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc(1): 0.2%
456,587	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $456,587, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $465,719, due 10/23/14-03/01/48)	456,587	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.1
		1,456,587	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
8,572,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,572,000)	$8,572,000	1.0

	Total Short-Term Investments
	(Cost $10,028,587)	10,028,587	1.2

	Total Investments in Securities (Cost $368,619,244)	$803,653,322	99.9
	Assets in Excess of Other Liabilities	964,166	0.1
	Net Assets	$804,617,488	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $373,360,465.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$436,405,928
Gross Unrealized Depreciation	(6,113,071)

Net Unrealized Appreciation	$430,292,857

PORTFOLIO OF INVESTMENTS
Voya Russell™ Large Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$793,624,735	$–	$–	$793,624,735
Short-Term Investments	8,572,000	1,456,587	–	10,028,587
Total Investments, at fair value	$802,196,735	$1,456,587	$–	$803,653,322
Liabilities Table
Other Financial Instruments+
Futures	$(54,007)	$–	$–	$(54,007)
Total Liabilities	$(54,007)	$–	$–	$(54,007)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	101	12/19/14	$9,925,775	$(54,007)
			$9,925,775	$(54,007)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$54,007
Total Liability Derivatives		$54,007

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 4.4%
11,304		Carnival Corp.	$454,082	0.2
1,310		CBS Corp. - Class B	70,085	0.0
5,858		Comcast Corp. – Class A	315,043	0.2
103,298		Ford Motor Co.	1,527,777	0.8
42,660		General Motors Co.	1,362,560	0.7
12,950		Johnson Controls, Inc.	569,800	0.3
15,156		Target Corp.	949,978	0.5
9,453		Thomson Reuters Corp.	344,184	0.2
23,465		Time Warner, Inc.	1,764,803	0.9
13,324		Twenty-First Century Fox, Inc. - Class A	456,880	0.2
7,464		Walt Disney Co.	664,520	0.4
			8,479,712	4.4

		Consumer Staples: 8.4%
2,856		Altria Group, Inc.	131,205	0.1
15,704		Archer-Daniels-Midland Co.	802,474	0.4
2,582		Colgate-Palmolive Co.	168,398	0.1
693		Costco Wholesale Corp.	86,847	0.0
26,686		CVS Caremark Corp.	2,123,939	1.1
615		Kellogg Co.	37,884	0.0
1,714		Kimberly-Clark Corp.	184,375	0.1
44,994		Mondelez International, Inc.	1,541,719	0.8
17,280		Philip Morris International, Inc.	1,441,152	0.8
67,878		Procter & Gamble Co.	5,684,104	3.0
2,013		Reynolds American, Inc.	118,767	0.1
9,717		Sysco Corp.	368,760	0.2
6,297		Walgreen Co.	373,223	0.2
38,059		Wal-Mart Stores, Inc.	2,910,372	1.5
			15,973,219	8.4

		Energy: 15.5%
12,454		Anadarko Petroleum Corp.	1,263,334	0.7
10,261		Apache Corp.	963,200	0.5
10,636		Baker Hughes, Inc.	691,978	0.4
50,638		Chevron Corp.	6,042,126	3.1
32,657		ConocoPhillips	2,498,914	1.3
10,850		Devon Energy Corp.	739,753	0.4
114,232		ExxonMobil Corp.	10,743,520	5.6
7,392		Hess Corp.	697,213	0.4
12,652	L	Kinder Morgan, Inc.	485,078	0.2
17,982		Marathon Oil Corp.	675,943	0.3
1,706		Marathon Petroleum Corp.	144,447	0.1
10,443		National Oilwell Varco, Inc.	794,712	0.4
20,898		Occidental Petroleum Corp.	2,009,343	1.0
8,881		Phillips 66	722,114	0.4
17,841		Spectra Energy Corp.	700,438	0.4
10,802		Valero Energy Corp.	499,808	0.3
			29,671,921	15.5

		Financials: 27.0%
8,983	@	ACE Ltd.	942,047	0.5
12,080		Aflac, Inc.	703,660	0.4
38,482		American International Group, Inc.	2,078,798	1.1
11,545		Allstate Corp.	708,517	0.4
279,717		Bank of America Corp.	4,769,175	2.5
30,336		Bank of New York Mellon Corp.	1,174,913	0.6
19,112		BB&T Corp.	711,158	0.4
48,685	@	Berkshire Hathaway, Inc.	6,725,346	3.5
2,096		Blackrock, Inc.	688,159	0.4
15,204		Capital One Financial Corp.	1,240,950	0.6
24,970		Charles Schwab Corp.	733,868	0.4
6,503		Chubb Corp.	592,293	0.3
80,804		Citigroup, Inc.	4,187,263	2.2
8,480		CME Group, Inc.	678,018	0.4
12,402		Discover Financial Services	798,565	0.4
9,610		Equity Residential	591,784	0.3
1,931		Franklin Resources, Inc.	105,452	0.1
11,895		Goldman Sachs Group, Inc.	2,183,565	1.1
100,674		JPMorgan Chase & Co.	6,064,602	3.2
4,765		Marsh & McLennan Cos., Inc.	249,400	0.1
24,889		Metlife, Inc.	1,337,037	0.7
40,802		Morgan Stanley	1,410,525	0.7
14,209		PNC Financial Services Group, Inc.	1,216,006	0.6
12,237		Prudential Financial, Inc.	1,076,122	0.6
301		Public Storage, Inc.	49,918	0.0
2,100		Simon Property Group, Inc.	345,282	0.2
11,450		State Street Corp.	842,834	0.4
9,244		Travelers Cos., Inc.	868,381	0.5
45,697		US Bancorp.	1,911,506	1.0
127,034		Wells Fargo & Co.	6,589,254	3.4
			51,574,398	27.0

		Health Care: 14.8%
39,951		Abbott Laboratories	1,661,562	0.9
6,673		Aetna, Inc.	540,513	0.3
1,047		Amgen, Inc.	147,062	0.1
28,345		Bristol-Myers Squibb Co.	1,450,697	0.7
11,993		Covidien PLC	1,037,514	0.5
26,170		Eli Lilly & Co.	1,697,125	0.9
2,759	@	Express Scripts Holding Co.	194,868	0.1
63,441		Johnson & Johnson	6,762,176	3.5
26,575		Medtronic, Inc.	1,646,321	0.9
66,854		Merck & Co., Inc.	3,963,105	2.1
169,675		Pfizer, Inc.	5,017,290	2.6
3,612		Stryker Corp.	291,669	0.1
6,335		Thermo Fisher Scientific, Inc.	770,970	0.4
26,064		UnitedHealth Group, Inc.	2,248,020	1.2

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,440		WellPoint, Inc.	$889,973	0.5
			28,318,865	14.8

		Industrials: 10.1%
13,085		Caterpillar, Inc.	1,295,808	0.7
26,720		CSX Corp.	856,643	0.4
12,365		Danaher Corp.	939,493	0.5
7,548		Deere & Co.	618,860	0.3
21,383		Delta Airlines, Inc.	772,995	0.4
12,680		Eaton Corp. PLC	803,532	0.4
4,722		Emerson Electric Co.	295,503	0.2
4,481		FedEx Corp.	723,457	0.4
8,135		General Dynamics Corp.	1,033,877	0.5
266,743		General Electric Co.	6,833,956	3.6
6,490		Norfolk Southern Corp.	724,284	0.4
5,696		Northrop Grumman Corp.	750,505	0.4
8,323		Raytheon Co.	845,783	0.4
21,654		United Technologies Corp.	2,286,662	1.2
11,105		Waste Management, Inc.	527,821	0.3
			19,309,179	10.1

		Information Technology: 8.5%
136,262		Cisco Systems, Inc.	3,429,715	1.8
26,730		Corning, Inc.	516,958	0.3
49,067		EMC Corp.	1,435,700	0.7
50,410		Hewlett-Packard Co.	1,788,043	0.9
121,162		Intel Corp.	4,218,861	2.2
3,502	@	Micron Technology, Inc.	119,978	0.1
77,565		Microsoft Corp.	3,595,913	1.9
26,781	@	Yahoo!, Inc.	1,091,326	0.6
			16,196,494	8.5

		Materials: 1.6%
5,647		Air Products & Chemicals, Inc.	735,126	0.4
26,903		Dow Chemical Co.	1,410,793	0.7
1,368		EI Du Pont de Nemours & Co.	98,168	0.0
27,632		Freeport-McMoRan, Inc.	902,185	0.5
			3,146,272	1.6

		Telecommunication Services: 3.0%
138,067		AT&T, Inc.	4,865,481	2.5
14,305		CenturyTel, Inc.	584,931	0.3
19,369		Sprint Corp.	122,800	0.1
7,063	@	T-Mobile US, Inc.	203,909	0.1
			5,777,121	3.0

		Utilities: 3.4%
12,982		American Electric Power Co., Inc.	677,790	0.4
14,529		Dominion Resources, Inc.	1,003,809	0.5
18,813		Duke Energy Corp.	1,406,648	0.7
22,840		Exelon Corp.	778,616	0.4
11,601		NextEra Energy, Inc.	1,089,102	0.6
12,363		Pacific Gas & Electric Co.	556,829	0.3
23,712		Southern Co.	1,035,029	0.5
			6,547,823	3.4

	Total Common Stock
	(Cost $121,850,958)		184,995,004	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 0.3%
494,759	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $494,759, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $504,654, due 10/02/14-10/01/44)
	(Cost $494,759)	494,759	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
5,915,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,915,000)	5,915,000	3.1

	Total Short-Term Investments
	(Cost $6,409,759)	6,409,759	3.4

	Total Investments in Securities (Cost $128,260,717)	$191,404,763	100.1
	Liabilities in Excess of Other Assets	(212,015)	(0.1)
	Net Assets	$191,192,748	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $132,076,828.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,754,746
Gross Unrealized Depreciation	(4,426,811)

Net Unrealized Appreciation	$59,327,935

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$184,995,004	$–	$–	$184,995,004
Short-Term Investments	5,915,000	494,759	–	6,409,759
Total Investments, at fair value	$190,910,004	$494,759	$–	$191,404,763
Liabilities Table
Other Financial Instruments+
Futures	$(45,706)	$–	$–	$(45,706)
Total Liabilities	$(45,706)	$–	$–	$(45,706)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	65	12/19/14	$6,387,875	$(45,706)
			$6,387,875	$(45,706)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$45,706
Total Liability Derivatives		$45,706

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 24.2%
1,598		Aaron’s, Inc.	$38,863	0.0
1,435		Abercrombie & Fitch Co.	52,148	0.0
9,591		Advance Auto Parts, Inc.	1,249,707	0.3
17,741		Allison Transmission Holdings, Inc.	505,441	0.1
7,907		AMC Networks, Inc.	461,927	0.1
5,176		ARAMARK Holdings Corp.	136,129	0.0
9,636	@	Autonation, Inc.	484,787	0.1
4,287	@	Autozone, Inc.	2,184,912	0.5
5,205	@	Bally Technologies, Inc.	420,043	0.1
11,345	@	Bed Bath & Beyond, Inc.	746,841	0.2
11,377		Best Buy Co., Inc.	382,153	0.1
2,361		Big Lots, Inc.	101,641	0.0
30,053		BorgWarner, Inc.	1,581,088	0.4
8,607		Brinker International, Inc.	437,150	0.1
13,996	L	Burger King Worldwide Inc.	415,121	0.1
790		Cabela’s, Inc.	46,531	0.0
25,891		Cablevision Systems Corp.	453,351	0.1
19,964	@	Carmax, Inc.	927,328	0.2
7,111		Carter’s, Inc.	551,245	0.1
10,431		Charter Communications, Inc.	1,578,940	0.4
8,877		Chico’s FAS, Inc.	131,113	0.0
4,086		Chipotle Mexican Grill, Inc.	2,723,687	0.7
328		Choice Hotels International, Inc.	17,056	0.0
15,282		Cinemark Holdings, Inc.	520,199	0.1
2,690		Clear Channel Outdoor Holdings, Inc.	18,131	0.0
36,033		Coach, Inc.	1,283,135	0.3
7,296		Coty, Inc - Class A	120,749	0.0
8,547		CST Brands, Inc.	307,265	0.1
4,585	@	Deckers Outdoor Corp.	445,570	0.1
2,282		Dick’s Sporting Goods, Inc.	100,134	0.0
2,299		Dillard’s, Inc.	250,545	0.1
30,168		Discovery Communications, Inc. - Class A	1,140,350	0.3
30,173		Discovery Communications, Inc. - Class C	1,124,849	0.3
20,549	@	Dish Network Corp. - Class A	1,327,054	0.3
31,007		Dollar General Corp.	1,894,838	0.5
27,188	@	Dollar Tree, Inc.	1,524,431	0.4
7,310		Domino’s Pizza, Inc.	562,578	0.1
3,613		D.R. Horton, Inc.	74,139	0.0
13,983		Dunkin’ Brands Group, Inc.	626,718	0.2
13,301		Expedia, Inc.	1,165,434	0.3
11,859		Family Dollar Stores, Inc.	915,989	0.2
2,780		Foot Locker, Inc.	154,707	0.0
6,127	@	Fossil Group, Inc.	575,325	0.1
812		GameStop Corp.	33,454	0.0
34,782		Gap, Inc.	1,450,062	0.4
11,385		Gentex Corp.	304,776	0.1
18,901		Genuine Parts Co.	1,657,807	0.4
12,061		GNC Holdings, Inc.	467,243	0.1
36,197		Goodyear Tire & Rubber Co.	817,509	0.2
1,750	@	GoPro, Inc.	163,966	0.0
63,697	L	Groupon, Inc.	425,496	0.1
36,045		H&R Block, Inc.	1,117,755	0.3
13,090		Hanesbrands, Inc.	1,406,390	0.3
28,706		Harley-Davidson, Inc.	1,670,689	0.4
8,951		Harman International Industries, Inc.	877,556	0.2
12,821		Hasbro, Inc.	705,091	0.2
17,917		Hilton Worldwide Holdings, Inc.	441,296	0.1
11,457		HomeAway, Inc.	406,723	0.1
313		Hyatt Hotels Corp.	18,943	0.0
55,684		Interpublic Group of Cos., Inc.	1,020,131	0.2
5,229	@	Jarden Corp.	314,315	0.1
16,767	@	Kate Spade & Co.	439,798	0.1
1,564		Kohl’s Corp.	95,451	0.0
11,409		L Brands, Inc.	764,175	0.2
10,522		Lamar Advertising Co.	518,209	0.1
8,563		Lear Corp.	739,929	0.2
9,077		Leggett & Platt, Inc.	316,969	0.1
1,477		Lennar Corp.	57,352	0.0
32,261	@	Liberty Media Corp. - Interactive	920,084	0.2
9,761		Liberty TripAdvisor Holdings, Inc.	330,898	0.1
9,761		Liberty Ventures	370,528	0.1
10,651	L	Lions Gate Entertainment Corp.	351,163	0.1
9,645		Live Nation, Inc.	231,673	0.1
39,673	@	LKQ Corp.	1,054,905	0.3
36,712		Macy’s, Inc.	2,135,904	0.5
25,453		Marriott International, Inc.	1,779,165	0.4
16,267		Mattel, Inc.	498,584	0.1
35,779		McGraw-Hill Cos., Inc.	3,021,537	0.7
4,325	@	MGM Resorts International	98,524	0.0
26,855		Michael Kors Holdings Ltd.	1,917,178	0.5
2,561		Morningstar, Inc.	173,892	0.0
2,878		Murphy USA, Inc.	152,707	0.0
7,881	@	NetFlix, Inc.	3,555,750	0.8
21,572		Newell Rubbermaid, Inc.	742,293	0.2
18,224		Nordstrom, Inc.	1,245,975	0.3
11,128	@	Norwegian Cruise Line Holdings Ltd.	400,831	0.1
552	@	NVR, Inc.	623,771	0.2
33,971		Omnicom Group, Inc.	2,339,243	0.6
13,943	@	O’Reilly Automotive, Inc.	2,096,469	0.5
27,011		Pandora Media, Inc.	652,586	0.2
3,245	@	Panera Bread Co.	528,026	0.1
2,582		Penske Auto Group, Inc.	104,803	0.0
13,038		Petsmart, Inc.	913,833	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
8,661		Polaris Industries, Inc.	$1,297,331	0.3
9,474		PVH Corp.	1,147,775	0.3
5,838		Ralph Lauren Corp.	961,694	0.2
2,836		Regal Entertainment Group	56,380	0.0
27,923		Ross Stores, Inc.	2,110,420	0.5
15,896	@	Sally Beauty Holdings, Inc.	435,074	0.1
13,886		Scripps Networks Interactive - Class A	1,084,358	0.3
2,839	L	Sears Holding Corp.	71,628	0.0
8,958		SeaWorld Entertainment, Inc.	172,262	0.0
22,013		Service Corp. International	465,355	0.1
3,638	@	ServiceMaster Global Holdings, Inc.	88,021	0.0
7,245	@	Signet Jewelers Ltd.	825,278	0.2
340,738	@	Sirius XM Holdings, Inc.	1,189,176	0.3
9,650		Six Flags Entertainment Corp.	331,864	0.1
11,332		Starwood Hotels & Resorts Worldwide, Inc.	942,936	0.2
10,877	@	Starz	359,811	0.1
8,055	@	Tempur Sealy International, Inc.	452,449	0.1
12,493		Tesla Motors, Inc.	3,031,801	0.7
6,094		Thor Industries, Inc.	313,841	0.1
14,825		Tiffany & Co.	1,427,796	0.3
18,202		Tractor Supply Co.	1,119,605	0.3
14,642		TripAdvisor, Inc.	1,338,572	0.3
6,685		Tupperware Corp.	461,532	0.1
8,456	@	Ulta Salon Cosmetics & Fragrance, Inc.	999,246	0.2
22,736		Under Armour, Inc.	1,571,058	0.4
10,234	@	Urban Outfitters, Inc.	375,588	0.1
45,346		VF Corp.	2,994,196	0.7
940		Whirlpool Corp.	136,911	0.0
12,370		Williams-Sonoma, Inc.	823,471	0.2
16,732		Wyndham Worldwide Corp.	1,359,642	0.3
10,652		Wynn Resorts Ltd.	1,992,776	0.5
1,804	L	Zulily, Inc.	68,354	0.0
			102,236,950	24.2

		Consumer Staples: 7.5%
23,478		Avon Products, Inc.	295,823	0.1
20,225		Brown-Forman Corp.	1,824,699	0.4
15,190		Campbell Soup Co.	649,069	0.2
17,866		Church & Dwight Co., Inc.	1,253,478	0.3
14,012		Clorox Co.	1,345,712	0.3
33,053		Coca-Cola Enterprises, Inc.	1,466,231	0.3
19,655	@	Constellation Brands, Inc.	1,713,130	0.4
25,812		Dr Pepper Snapple Group, Inc.	1,659,970	0.4
22,774		Flowers Foods, Inc.	418,131	0.1
6,034		Hain Celestial Group, Inc.	617,580	0.1
10,003	@,L	Herbalife Ltd.	437,631	0.1
19,655		Hershey Co.	1,875,677	0.4
17,590		Hormel Foods Corp.	903,950	0.2
1,468		Ingredion, Inc.	111,260	0.0
18,590		Keurig Green Mountain, Inc.	2,419,117	0.6
66,979		Kroger Co.	3,482,908	0.8
47,656		Lorillard, Inc.	2,855,071	0.7
17,157		McCormick & Co., Inc.	1,147,803	0.3
26,564		Mead Johnson Nutrition Co.	2,555,988	0.6
18,821	@	Monster Beverage Corp.	1,725,321	0.4
7,805		Nu Skin Enterprises, Inc.	351,459	0.1
1,140	@	Pilgrim’s Pride Corp.	34,838	0.0
86,452	@	Rite Aid Corp.	418,428	0.1
2,789		Spectrum Brands Holdings, Inc.	252,488	0.1
12,943		Sprouts Farmers Market, Inc.	376,253	0.1
2,232		Tyson Foods, Inc.	87,874	0.0
22,854		WhiteWave Foods Co.	830,286	0.2
21,017		Whole Foods Market, Inc.	800,958	0.2
			31,911,133	7.5

		Energy: 6.7%
7,026		Antero Resources Corp.	385,657	0.1
6,786		Athlon Energy, Inc.	395,149	0.1
1,912		Atwood Oceanics, Inc.	83,535	0.0
54,851		Cabot Oil & Gas Corp.	1,793,079	0.4
17,152	@	Cameron International Corp.	1,138,550	0.3
31,271	@	Cheniere Energy, Inc.	2,502,618	0.6
16,044		Chesapeake Energy Corp.	368,852	0.1
1,385		Cimarex Energy Co.	175,244	0.0
41,918		Cobalt International Energy, Inc.	570,085	0.1
14,816		Concho Resources, Inc.	1,857,778	0.4
11,312		Continental Resources, Inc.	752,022	0.2
878	L	CVR Energy, Inc.	39,273	0.0
10,052		Dresser-Rand Group, Inc.	826,877	0.2
5,407	@	Dril-Quip, Inc.	483,386	0.1
18,074		EQT Corp.	1,654,494	0.4
30,916	@	FMC Technologies, Inc.	1,679,048	0.4
611		Frank’s International N.V.	11,426	0.0
9,153	@	Gulfport Energy Corp.	488,770	0.1
8,596		Helmerich & Payne, Inc.	841,290	0.2
4,814		HollyFrontier Corp.	210,275	0.1
13,900		Kosmos Energy, LLC	138,444	0.0
8,968		Laredo Petroleum, Inc.	200,973	0.1
3,602	@	Memorial Resource Development Corp.	97,632	0.0
4,024	@	Nabors Industries Ltd.	91,586	0.0
33,810		Noble Energy, Inc.	2,311,252	0.6
13,304		Oasis Petroleum, Inc.	556,240	0.1
14,195		Oceaneering International, Inc.	925,088	0.2
14,481		Oneok, Inc.	949,230	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
9,779		Patterson-UTI Energy, Inc.	$318,111	0.1
2,955		PBF Energy, Inc.	70,920	0.0
3,120		QEP Resources, Inc.	96,034	0.0
21,543		Range Resources Corp.	1,460,831	0.4
6,307		Rice Energy, Inc.	167,766	0.0
8,282		RPC, Inc.	181,873	0.1
1,180		Seventy Seven Energy, Inc.	28,013	0.0
8,813		SM Energy Co.	687,414	0.2
5,626	L	Solar City	335,310	0.1
46,413	@	Southwestern Energy Co.	1,622,134	0.4
1,451		Superior Energy Services	47,694	0.0
4,962		Targa Resources Corp.	675,676	0.2
2,765	@	Teekay Corp.	183,485	0.1
7,368		Tesoro Corp.	449,301	0.1
6,067	@,L	Ultra Petroleum Corp.	141,118	0.0
434	@	Unit Corp.	25,454	0.0
1,621	@	Whiting Petroleum Corp.	125,709	0.0
2,173		World Fuel Services Corp.	86,746	0.0
			28,231,442	6.7

		Financials: 7.6%
7,266	@	Affiliated Managers Group, Inc.	1,455,816	0.3
31,811		Ally Financial, Inc.	736,107	0.2
1,629		American Financial Group, Inc.	94,303	0.0
8,737		Ameriprise Financial, Inc.	1,077,971	0.3
29,949	@	Aon PLC	2,625,629	0.6
10,951		Apartment Investment & Management Co.	348,461	0.1
19,513		Arthur J. Gallagher & Co.	885,110	0.2
3,614		Artisan Partners Asset Management, Inc.	188,109	0.0
2,433		Boston Properties, Inc.	281,644	0.1
951		Brown & Brown, Inc.	30,575	0.0
11,301		CBOE Holdings, Inc.	604,886	0.1
36,830	@	CBRE Group, Inc.	1,095,324	0.3
1,159		CBS Outdoor Americas, Inc.	34,700	0.0
2,555		Columbia Property Trust, Inc.	60,988	0.0
15,813		Eaton Vance Corp.	596,624	0.1
7,994		Equity Lifestyle Properties, Inc.	338,626	0.1
3,214		Erie Indemnity Co.	243,653	0.1
15,242		Extra Space Storage, Inc.	786,030	0.2
5,873		Federal Realty Investment Trust	695,716	0.2
9,150		Federated Investors, Inc.	268,644	0.1
1,925		Gaming and Leisure Properties, Inc.	59,482	0.0
22,804		Health Care Real Estate Investment Trust, Inc.	1,422,285	0.3
3,883		Healthcare Trust of America, Inc.	45,043	0.0
2,499		Howard Hughes Corp.	374,850	0.1
6,419		Intercontinental Exchange, Inc.	1,252,026	0.3
8,768		Invesco Ltd.	346,161	0.1
20,073		Iron Mountain, Inc.	655,383	0.2
1,564		Jones Lang LaSalle, Inc.	197,596	0.1
16,242	@	Lazard Ltd.	823,469	0.2
5,389		Legg Mason, Inc.	275,701	0.1
7,950		Leucadia National Corp.	189,528	0.0
11,582		LPL Financial Holdings, Inc.	533,351	0.1
24,853		Moody’s Corp.	2,348,608	0.6
6,847		MSCI, Inc. - Class A	321,946	0.1
2,648		Nationstar Mortgage Holdings, Inc.	90,668	0.0
5,361		NorthStar Asset Management Group, Inc./New York	98,750	0.0
5,361		NorthStar Realty Finance Corp.	94,729	0.0
14,089	@	Ocwen Financial Corp.	368,850	0.1
5,437	L	Omega Healthcare Investors, Inc.	185,891	0.0
11,307		Plum Creek Timber Co., Inc.	441,086	0.1
2,053		Rayonier, Inc.	63,930	0.0
8,376		Realogy Holdings Corp.	311,587	0.1
2,524		Reinsurance Group of America, Inc.	202,248	0.1
823		Santander Consumer USA Holdings, Inc.	14,658	0.0
16,354		SEI Investments Co.	591,361	0.1
5,899		Signature Bank	661,042	0.2
19,058		SLM Corp.	163,136	0.0
599	@	SVB Financial Group	67,142	0.0
12,222	@	Synchrony Financial	299,989	0.1
34,535		T. Rowe Price Group, Inc.	2,707,544	0.6
7,528		Tanger Factory Outlet Centers, Inc.	246,316	0.1
7,765		Taubman Centers, Inc.	566,845	0.1
30,913		TD Ameritrade Holding Corp.	1,031,567	0.2
18,301		Ventas, Inc.	1,133,747	0.3
5,544		Vornado Realty Trust	554,178	0.1
11,200		Waddell & Reed Financial, Inc.	578,928	0.1
7,269		Weyerhaeuser Co.	231,590	0.1
			32,000,127	7.6

		Health Care: 12.8%
6,359		Agilent Technologies, Inc.	362,336	0.1
10,730		Align Technology, Inc.	554,526	0.1
16,258	@	Alkermes PLC	696,981	0.2
8,860	@	Allscripts Healthcare Solutions, Inc.	118,857	0.0
7,459		Alnylam Pharmaceuticals, Inc.	582,548	0.1
29,685		AmerisourceBergen Corp.	2,294,651	0.5
4,976		Athenahealth, Inc.	655,290	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,181		BioMarin Pharmaceuticals, Inc.	$1,384,101	0.3
16,517	@	Boston Scientific Corp.	195,066	0.0
22,602	@	Brookdale Senior Living, Inc.	728,236	0.2
14,594		Bruker BioSciences Corp.	270,208	0.1
3,652		Cardinal Health, Inc.	273,608	0.1
27,189	@	Catamaran Corp.	1,146,016	0.3
7,583	@	Centene Corp.	627,190	0.2
39,162	@	Cerner Corp.	2,332,880	0.6
3,029		Charles River Laboratories International, Inc.	180,953	0.0
2,774		Cigna Corp.	251,574	0.1
4,662		Cooper Cos., Inc.	726,107	0.2
6,829		Covance, Inc.	537,442	0.1
10,025		CR Bard, Inc.	1,430,668	0.3
9,382		Cubist Pharmaceuticals, Inc.	622,402	0.2
8,110	@	DaVita, Inc.	593,165	0.1
5,843		Dentsply International, Inc.	266,441	0.1
13,868	@	Edwards Lifesciences Corp.	1,416,616	0.3
20,015		Endo International PLC	1,367,825	0.3
10,747		Envision Healthcare Holdings, Inc.	372,706	0.1
4,110	@	HCA Holdings, Inc.	289,837	0.1
11,219	@	Henry Schein, Inc.	1,306,677	0.3
522		Hill-Rom Holdings, Inc.	21,627	0.0
10,304	@	Hologic, Inc.	250,696	0.1
6,745	@	Idexx Laboratories, Inc.	794,763	0.2
18,323	@	Illumina, Inc.	3,003,506	0.7
9,905		IMS Health Holdings, Inc.	259,412	0.1
19,008	@	Incyte Corp., Ltd.	932,342	0.2
1,651		Intercept Pharmaceuticals, Inc.	390,775	0.1
4,377	@	Intuitive Surgical, Inc.	2,021,386	0.5
7,808		Jazz Pharmaceuticals PLC	1,253,653	0.3
4,446	@	Laboratory Corp. of America Holdings	452,381	0.1
10,766		Mallinckrodt PLC - W/I	970,555	0.2
10,058	@	Medivation, Inc.	994,435	0.2
8,691		Mednax, Inc.	476,441	0.1
3,841		Mettler Toledo International, Inc.	983,795	0.2
49,129	@	Mylan Laboratories	2,234,878	0.5
8,693	@,L	Myriad Genetics, Inc.	335,289	0.1
1,040		Patterson Cos., Inc.	43,087	0.0
2,810		PerkinElmer, Inc.	122,516	0.0
3,975	@	Perrigo Co. PLC	597,005	0.1
8,002	@	Pharmacyclics, Inc.	939,675	0.2
4,255		Premier, Inc.	139,819	0.0
3,498		Quintiles Transnational Holdings, Inc.	195,118	0.1
18,444	L	Resmed, Inc.	908,736	0.2
8,336	@	Salix Pharmaceuticals Ltd.	1,302,417	0.3
13,396		Seattle Genetics, Inc.	498,063	0.1
4,705	@	Sirona Dental Systems, Inc.	360,779	0.1
24,063		St. Jude Medical, Inc.	1,446,908	0.3
2,362		Techne Corp.	220,965	0.1
12,834	@	Tenet Healthcare Corp.	762,211	0.2
6,307	@	United Therapeutics Corp.	811,396	0.2
2,602		Universal Health Services, Inc.	271,909	0.1
13,664	@	Varian Medical Systems, Inc.	1,094,760	0.3
4,981	L	Veeva Systems, Inc.	140,315	0.0
31,045	@	Vertex Pharmaceuticals, Inc.	3,486,664	0.8
11,145	@	Waters Corp.	1,104,692	0.3
1,666		Zimmer Holdings, Inc.	167,516	0.0
65,853		Zoetis, Inc.	2,433,268	0.6
			54,008,660	12.8

		Industrials: 16.2%
5,679		Acuity Brands, Inc.	668,475	0.2
886		Air Lease Corp.	28,795	0.0
16,517		Alaska Air Group, Inc.	719,150	0.2
12,685	@	Allegion Public Ltd.	604,313	0.1
547		Amerco, Inc.	143,254	0.0
32,243		Ametek, Inc.	1,618,921	0.4
4,492		AO Smith Corp.	212,382	0.1
6,000	@	Armstrong World Industries, Inc.	336,000	0.1
13,851	@	Avis Budget Group, Inc.	760,281	0.2
13,833		BE Aerospace, Inc.	1,161,142	0.3
19,510		CH Robinson Worldwide, Inc.	1,293,903	0.3
12,951		Chicago Bridge & Iron Co. NV	749,215	0.2
10,580		Cintas Corp.	746,842	0.2
5,921	@	Clean Harbors, Inc.	319,260	0.1
12,532		Colfax Corp.	713,948	0.2
3,442	@	Copa Holdings S.A.	369,292	0.1
14,908	@	Copart, Inc.	466,844	0.1
4,247		CoStar Group, Inc.	660,578	0.2
5,786		Covanta Holding Corp.	122,779	0.0
2,353		Crane Co.	148,733	0.0
17,157		Donaldson Co., Inc.	697,089	0.2
16,153		Dover Corp.	1,297,570	0.3
1,739		Dun & Bradstreet Corp.	204,280	0.0
8,584		Equifax, Inc.	641,568	0.2
25,944		Expeditors International Washington, Inc.	1,052,808	0.2
39,007		Fastenal Co.	1,751,414	0.4
18,053		Flowserve Corp.	1,273,098	0.3
12,783		Fluor Corp.	853,777	0.2
9,190		Fortune Brands Home & Security, Inc.	377,801	0.1
13,204	@	Foster Wheeler AG	417,510	0.1
3,179	@	Genesee & Wyoming, Inc.	302,990	0.1
8,027		Graco, Inc.	585,810	0.1
14,053		HD Supply Holdings, Inc	383,085	0.1
58,854		Hertz Global Holdings, Inc.	1,494,303	0.4
12,947	@	Hexcel Corp.	513,996	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,262		Hubbell, Inc.	$152,109	0.0
5,456		Huntington Ingalls Industries, Inc.	568,570	0.1
9,784		IDEX Corp.	708,068	0.2
8,946		IHS, Inc.	1,119,950	0.3
3,045	@	Ingersoll-Rand PLC - Class A	171,616	0.0
2,713		ITT Corp.	121,922	0.0
12,095		JB Hunt Transport Services, Inc.	895,635	0.2
11,197		Kansas City Southern	1,357,076	0.3
7,382		KAR Auction Services, Inc.	211,347	0.0
7,490	@	Kirby Corp.	882,696	0.2
5,952		Landstar System, Inc.	429,675	0.1
6,510		Lennox International, Inc.	500,424	0.1
3,608		Lincoln Electric Holdings, Inc.	249,439	0.1
17,897		Manitowoc Co., Inc.	419,685	0.1
46,863		Masco Corp.	1,120,963	0.3
7,527	@	Middleby Corp.	663,355	0.2
6,218		MRC Global, Inc.	145,004	0.0
6,281		MSC Industrial Direct Co.	536,774	0.1
1,205	@	Navistar International Corp.	39,657	0.0
27,675		Nielsen Holdings NV	1,226,833	0.3
8,459		Nordson Corp.	643,476	0.2
1,249	L	NOW, Inc./DE	37,982	0.0
8,265	@	Old Dominion Freight Line	583,840	0.1
42,706		Paccar, Inc.	2,428,904	0.6
14,429		Pall Corp.	1,207,707	0.3
10,435		Parker Hannifin Corp.	1,191,155	0.3
1,821	@	Pentair PLC	119,257	0.0
12,268		Pitney Bowes, Inc.	306,577	0.1
6,786	@	Quanta Services, Inc.	246,264	0.1
18,076		Robert Half International, Inc.	885,724	0.2
18,200		Rockwell Automation, Inc.	1,999,816	0.5
15,707		Rockwell Collins, Inc.	1,233,000	0.3
8,403		Rollins, Inc.	246,040	0.1
5,944		Roper Industries, Inc.	869,548	0.2
2,709		RR Donnelley & Sons Co.	44,590	0.0
13,898	@,L	Seadrill LTD	371,910	0.1
1,071		Snap-On, Inc.	129,677	0.0
80,940		Southwest Airlines Co.	2,733,344	0.6
14,746		Spirit Aerosystems Holdings, Inc.	561,233	0.1
9,561		Spirit Airlines, Inc.	661,048	0.2
2,297		Stanley Black & Decker, Inc.	203,951	0.0
11,133	@	Stericycle, Inc.	1,297,662	0.3
725		Timken Co.	30,733	0.0
7,470		Toro Co.	442,448	0.1
6,957		TransDigm Group, Inc.	1,282,384	0.3
15,597		Trinity Industries, Inc.	728,692	0.2
1,676		Triumph Group, Inc.	109,024	0.0
54,086	@	Tyco International Ltd.	2,410,613	0.6
49,094	@	United Continental Holdings, Inc.	2,297,108	0.5
12,786		United Rentals, Inc.	1,420,525	0.3
12,329	@	USG Corp.	338,924	0.1
240	L	Valmont Industries, Inc.	32,383	0.0
21,869		Verisk Analytics, Inc.	1,331,603	0.3
175		Veritiv Corp.	8,761	0.0
7,450	@	WABCO Holdings, Inc.	677,578	0.2
12,677		Wabtec Corp.	1,027,344	0.2
9,969		Waste Connections, Inc.	483,696	0.1
7,663		WW Grainger, Inc.	1,928,394	0.5
17,514		Xylem, Inc.	621,572	0.1
			68,386,491	16.2

		Information Technology: 17.7%
14,450	@,L	3D Systems Corp.	670,046	0.2
42,975		Activision Blizzard, Inc.	893,450	0.2
81,756	@,L	Advanced Micro Devices, Inc.	278,788	0.1
23,395		Akamai Technologies, Inc.	1,399,021	0.3
7,127		Alliance Data Systems Corp.	1,769,420	0.4
15,405		Altera Corp.	551,191	0.1
20,655		Amphenol Corp.	2,062,608	0.5
18,834		Analog Devices, Inc.	932,095	0.2
2,815	@	Ansys, Inc.	213,011	0.0
106,898		Applied Materials, Inc.	2,310,066	0.5
606	@	Arista Networks, Inc.	53,525	0.0
16,663		ARRIS Group, Inc.	472,479	0.1
55,328	@	Atmel Corp.	447,050	0.1
23,595	@	Autodesk, Inc.	1,300,084	0.3
32,840	@	Avago Technologies Ltd.	2,857,080	0.7
3,722		Avnet, Inc.	154,463	0.0
9,125		Booz Allen Hamilton Holding Corp.	213,525	0.0
15,859		Broadridge Financial Solutions, Inc. ADR	660,210	0.2
38,051	@	Cadence Design Systems, Inc.	654,858	0.2
11,506		CDW Corp./DE	357,261	0.1
19,494	@	Citrix Systems, Inc.	1,390,702	0.3
8,195		CommScope Holding Co., Inc.	195,942	0.0
1,207		Computer Sciences Corp.	73,808	0.0
6,266		Concur Technologies, Inc.	794,654	0.2
8,855	@	Cree, Inc.	362,612	0.1
8,558		Diebold, Inc.	302,269	0.1
3,255		DST Systems, Inc.	273,160	0.1
1,443		EchoStar Corp.	70,361	0.0
31,673	@	Electronic Arts, Inc.	1,127,876	0.3
6,993	@	Equinix, Inc.	1,485,873	0.4
9,954	@	F5 Networks, Inc.	1,181,938	0.3
5,565		Factset Research Systems, Inc.	676,314	0.2
4,728		Fidelity National Information Services, Inc.	266,186	0.1
9,202	L	FireEye, Inc.	281,213	0.1
32,763		Fiserv, Inc.	2,117,637	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,903		FleetCor Technologies, Inc.	$1,549,534	0.4
13,127		Flir Systems, Inc.	411,400	0.1
18,152	@	Fortinet, Inc.	458,610	0.1
12,842		Freescale Semiconductor Holdings Ltd.	250,804	0.1
11,863	@	Gartner, Inc.	871,575	0.2
2,407	@	Genpact Ltd.	39,282	0.0
8,963		Global Payments, Inc.	626,334	0.1
2,870		Harris Corp.	190,568	0.0
4,064		IAC/InterActiveCorp	267,818	0.1
13,083	@	Informatica Corp.	447,962	0.1
37,317		Intuit, Inc.	3,270,835	0.8
4,408	@	IPG Photonics Corp.	303,182	0.1
11,111		Jack Henry & Associates, Inc.	618,438	0.1
13,624		Juniper Networks, Inc.	301,772	0.1
19,881		KLA-Tencor Corp.	1,566,225	0.4
5,714		Lam Research Corp.	426,836	0.1
31,098		Linear Technology Corp.	1,380,440	0.3
13,711		LinkedIn Corp.	2,849,009	0.7
34,114		Maxim Integrated Products	1,031,607	0.2
26,331		Microchip Technology, Inc.	1,243,613	0.3
6,692		Motorola Solutions, Inc.	423,470	0.1
13,171		National Instruments Corp.	407,379	0.1
2,204	@	NCR Corp.	73,636	0.0
15,718		NetApp, Inc.	675,245	0.2
5,504		NetSuite, Inc.	492,828	0.1
12,039		Nvidia Corp.	222,120	0.1
29,959		ON Semiconductor Corp.	267,833	0.1
6,833		Palo Alto Networks, Inc.	670,317	0.2
38,122		Paychex, Inc.	1,684,992	0.4
15,594	@	PTC, Inc.	575,419	0.1
15,534		Rackspace Hosting, Inc.	505,632	0.1
24,886	@	Red Hat, Inc.	1,397,349	0.3
21,260	@	Riverbed Technolgoy, Inc.	394,267	0.1
6,167		Sabre Corp.	110,482	0.0
14,123		Sandisk Corp.	1,383,348	0.3
18,938		ServiceNow, Inc.	1,113,176	0.3
24,924		Skyworks Solutions, Inc.	1,446,838	0.3
8,703		SolarWinds, Inc.	365,961	0.1
9,042		Solera Holdings, Inc.	509,607	0.1
15,536		Splunk, Inc.	860,073	0.2
3,714	@	Stratasys Ltd.	448,577	0.1
11,344		SunEdison, Inc.	214,175	0.1
569	L	SunPower Corp.	19,278	0.0
5,044		Tableau Software, Inc.	366,447	0.1
16,355		Teradata Corp.	685,602	0.2
2,922		Teradyne, Inc.	56,658	0.0
21,546	@	TIBCO Software, Inc.	509,132	0.1
17,160		Total System Services, Inc.	531,274	0.1
34,291	@	Trimble Navigation Ltd.	1,045,875	0.2
62,978		Twitter, Inc.	3,248,405	0.8
16,369		Vantiv, Inc.	505,802	0.1
14,766		VeriFone Holdings, Inc.	507,655	0.1
15,844	@	VeriSign, Inc.	873,321	0.2
70,831		Western Union Co.	1,136,129	0.3
12,309		Workday, Inc.	1,015,493	0.2
35,263		Xilinx, Inc.	1,493,388	0.4
6,730		Yelp, Inc.	459,323	0.1
6,686	@	Zebra Technologies Corp.	474,505	0.1
4,116	L	Zillow, Inc.	477,415	0.1
			74,605,046	17.7

		Materials: 4.8%
9,767		Airgas, Inc.	1,080,719	0.3
4,287		Albemarle Corp.	252,504	0.1
1,955		Aptargroup, Inc.	118,669	0.0
4,339		Avery Dennison Corp.	193,736	0.0
18,323		Ball Corp.	1,159,296	0.3
572		Cabot Corp.	29,040	0.0
440		Carpenter Technology Corp.	19,866	0.0
1,831		Celanese Corp.	107,150	0.0
4,439		Compass Minerals International, Inc.	374,119	0.1
18,216	@	Crown Holdings, Inc.	810,976	0.2
1,178		Cytec Industries, Inc.	55,708	0.0
6,577		Eagle Materials, Inc.	669,736	0.2
17,972		Eastman Chemical Co.	1,453,755	0.3
17,505		FMC Corp.	1,001,111	0.2
18,753		Huntsman Corp.	487,390	0.1
10,687		International Flavors & Fragrances, Inc.	1,024,670	0.2
8,898		International Paper Co.	424,791	0.1
8,122		Martin Marietta Materials, Inc.	1,047,251	0.3
1,194		NewMarket Corp.	454,938	0.1
13,142	@	Owens-Illinois, Inc.	342,349	0.1
12,923		Packaging Corp. of America	824,746	0.2
11,263		Platform Specialty Products Corp.	281,800	0.1
684	L	Rayonier Advanced Materials, Inc.	22,510	0.0
635		Rockwood Holdings, Inc.	48,546	0.0
16,236		RPM International, Inc.	743,284	0.2
5,935		Scotts Miracle-Gro Co.	326,425	0.1
28,387		Sealed Air Corp.	990,139	0.2
11,319		Sherwin-Williams Co.	2,478,748	0.6
7,186		Sigma-Aldrich Corp.	977,368	0.2
5,783		Silgan Holdings, Inc.	271,801	0.1
1,806	@	Tahoe Resources, Inc.	36,662	0.0
362		TimkenSteel Corp.	16,829	0.0
11,123		Valspar Corp.	878,606	0.2
4,641		Westlake Chemical Corp.	401,864	0.1
8,644	@	WR Grace & Co.	786,085	0.2
			20,193,187	4.8

		Telecommunication Services: 1.9%
43,874		Crown Castle International Corp.	3,533,173	0.8
22,164	@	Level 3 Communications, Inc.	1,013,560	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
16,931	SBA Communications Corp.	$1,877,648	0.5
18,131	TW Telecom, Inc.	754,431	0.2
74,134	Windstream Holdings, Inc.	799,164	0.2
		7,977,976	1.9

	Utilities: 0.2%
8,095	Calpine Corp.	175,662	0.0
19,559	ITC Holdings Corp.	696,887	0.2
		872,549	0.2

	Total Common Stock
	(Cost $272,895,907)	420,423,561	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 1.4%
1,383,560	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,383,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,412,369, due 11/17/14-11/15/42)	1,383,560	0.4
1,383,560	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,383,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,411,231, due 10/23/14-03/01/48)	1,383,560	0.3
406,693	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $406,693, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $414,827, due 12/31/15-06/30/18)	406,693	0.1
1,383,560	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,383,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,411,231, due 10/02/14-10/01/44)	1,383,560	0.3
1,268,133	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,268,135, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,293,412, due 04/15/16-01/15/29)	1,268,133	0.3
		5,825,506	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
4,062,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,062,001)	4,062,001	0.9

	Total Short-Term Investments
	(Cost $9,887,507)	9,887,507	2.3

	Total Investments in Securities (Cost $282,783,414)	$430,311,068	101.9
	Liabilities in Excess of Other Assets	(7,986,017)	(1.9)
	Net Assets	$422,325,051	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $283,423,136.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$152,772,375
Gross Unrealized Depreciation	(5,884,443)

Net Unrealized Appreciation	$146,887,932

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$420,423,561	$–	$–	$420,423,561
Short-Term Investments	4,062,001	5,825,506	–	9,887,507
Total Investments, at fair value	$424,485,562	$5,825,506	$–	$430,311,068
Liabilities Table
Other Financial Instruments+
Futures	$(36,607)	$–	$–	$(36,607)
Total Liabilities	$(36,607)	$–	$–	$(36,607)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	17	12/19/14	$2,321,180	$(36,607)
			$2,321,180	$(36,607)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$36,607
Total Liability Derivatives		$36,607

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Consumer Discretionary: 17.4%
24,043		Aaron’s, Inc.	$584,726	0.0
27,085		Abercrombie & Fitch Co.	984,269	0.0
27,174		Advance Auto Parts, Inc.	3,540,772	0.2
50,308		Allison Transmission Holdings, Inc.	1,433,275	0.1
22,217		AMC Networks, Inc.	1,297,917	0.1
36,085	@	Apollo Group, Inc. - Class A	907,538	0.0
15,763		ARAMARK Holdings Corp.	414,567	0.0
48,504	@	Ascena Retail Group, Inc.	645,103	0.0
27,072	@	Autonation, Inc.	1,361,992	0.1
12,143	@	Autozone, Inc.	6,188,801	0.3
14,636	@	Bally Technologies, Inc.	1,181,125	0.1
75,977	@	Bed Bath & Beyond, Inc.	5,001,566	0.2
106,956		Best Buy Co., Inc.	3,592,652	0.2
21,665		Big Lots, Inc.	932,678	0.0
85,121		BorgWarner, Inc.	4,478,216	0.2
24,201		Brinker International, Inc.	1,229,169	0.1
39,387	L	Burger King Worldwide Inc.	1,168,218	0.1
18,611		Cabela’s, Inc.	1,096,188	0.0
72,816		Cablevision Systems Corp.	1,275,008	0.1
82,072	@	Carmax, Inc.	3,812,244	0.2
20,005		Carter’s, Inc.	1,550,788	0.1
29,545		Charter Communications, Inc.	4,472,227	0.2
57,037		Chico’s FAS, Inc.	842,437	0.0
11,573		Chipotle Mexican Grill, Inc.	7,714,446	0.3
12,980		Choice Hotels International, Inc.	674,960	0.0
42,970		Cinemark Holdings, Inc.	1,462,699	0.1
15,705		Clear Channel Outdoor Holdings, Inc.	105,852	0.0
102,101		Coach, Inc.	3,635,817	0.2
26,186		Coty, Inc - Class A	433,378	0.0
28,178		CST Brands, Inc.	1,012,999	0.0
49,271		Darden Restaurants, Inc.	2,535,486	0.1
12,900	@	Deckers Outdoor Corp.	1,253,622	0.1
23,636		DeVry, Inc.	1,011,857	0.0
35,957		Dick’s Sporting Goods, Inc.	1,577,793	0.1
9,531		Dillard’s, Inc.	1,038,688	0.0
85,478		Discovery Communications, Inc. - Class A	3,231,068	0.1
85,478		Discovery Communications, Inc. - Class C	3,186,620	0.1
79,406	@	Dish Network Corp. - Class A	5,128,040	0.2
115,431		Dollar General Corp.	7,053,988	0.3
76,989	@	Dollar Tree, Inc.	4,316,773	0.2
20,724		Domino’s Pizza, Inc.	1,594,919	0.1
119,843		D.R. Horton, Inc.	2,459,178	0.1
27,869		DreamWorks Animation SKG, Inc.	759,988	0.0
27,958		DSW, Inc.	841,815	0.0
39,620		Dunkin’ Brands Group, Inc.	1,775,768	0.1
37,676		Expedia, Inc.	3,301,171	0.1
35,633		Family Dollar Stores, Inc.	2,752,293	0.1
54,285		Foot Locker, Inc.	3,020,960	0.1
17,361	@	Fossil Group, Inc.	1,630,198	0.1
42,682		GameStop Corp.	1,758,498	0.1
84,433		Gannett Co., Inc.	2,505,127	0.1
98,537		Gap, Inc.	4,108,008	0.2
45,456	@,L	Garmin Ltd.	2,363,257	0.1
54,297		Gentex Corp.	1,453,531	0.1
57,202		Genuine Parts Co.	5,017,187	0.2
33,894		GNC Holdings, Inc.	1,313,054	0.1
102,309		Goodyear Tire & Rubber Co.	2,310,649	0.1
7,614	@	GoPro, Inc.	713,394	0.0
1,292		Graham Holdings Co.	903,870	0.0
178,985		Groupon, Inc.	1,195,620	0.1
102,128		H&R Block, Inc.	3,166,989	0.1
37,087		Hanesbrands, Inc.	3,984,627	0.2
81,327		Harley-Davidson, Inc.	4,733,231	0.2
25,351		Harman International Industries, Inc.	2,485,412	0.1
43,076		Hasbro, Inc.	2,368,965	0.1
50,377		Hilton Worldwide Holdings, Inc.	1,240,786	0.1
34,804		HomeAway, Inc.	1,235,542	0.1
15,453		Hyatt Hotels Corp.	935,216	0.0
91,935		International Game Technology	1,550,943	0.1
157,736		Interpublic Group of Cos., Inc.	2,889,724	0.1
48,025	@	Jarden Corp.	2,886,783	0.1
113,372	@,L	JC Penney Co., Inc.	1,138,255	0.0
16,411		John Wiley & Sons, Inc.	920,821	0.0
47,145	@	Kate Spade & Co.	1,236,613	0.1
77,647		Kohl’s Corp.	4,738,796	0.2
90,496		L Brands, Inc.	6,061,422	0.3
29,573		Lamar Advertising Co.	1,456,470	0.1
30,273		Lear Corp.	2,615,890	0.1
51,634		Leggett & Platt, Inc.	1,803,059	0.1
66,260		Lennar Corp.	2,572,876	0.1
35,333		Liberty Media Corp. - A	1,667,011	0.1
70,666		Liberty Media Corp. - C	3,320,595	0.1
182,759	@	Liberty Media Corp. - Interactive	5,212,287	0.2
27,425		Liberty TripAdvisor Holdings, Inc.	929,708	0.0
27,425		Liberty Ventures	1,041,053	0.0
29,945	L	Lions Gate Entertainment Corp.	987,287	0.0
53,800		Live Nation, Inc.	1,292,276	0.1
112,411	@	LKQ Corp.	2,989,009	0.1
134,710		Macy’s, Inc.	7,837,428	0.3
22,995		The Madison Square Garden, Inc.	1,520,429	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
82,500		Marriott International, Inc.	$5,766,750	0.2
126,328		Mattel, Inc.	3,871,953	0.2
101,358		McGraw-Hill Cos., Inc.	8,559,683	0.4
138,892	@	MGM Resorts International	3,163,960	0.1
76,063		Michael Kors Holdings Ltd.	5,430,138	0.2
22,868	@	Mohawk Industries, Inc.	3,083,064	0.1
7,203		Morningstar, Inc.	489,084	0.0
17,403		Murphy USA, Inc.	923,403	0.0
22,323	@	NetFlix, Inc.	10,071,691	0.4
103,012		Newell Rubbermaid, Inc.	3,544,643	0.2
185,221		News Corp - Class A	3,028,363	0.1
51,607		Nordstrom, Inc.	3,528,371	0.2
33,689	@	Norwegian Cruise Line Holdings Ltd.	1,213,478	0.1
1,563	@	NVR, Inc.	1,766,221	0.1
96,221		Omnicom Group, Inc.	6,625,778	0.3
39,504	@	O’Reilly Automotive, Inc.	5,939,821	0.3
76,480		Pandora Media, Inc.	1,847,757	0.1
9,119	@	Panera Bread Co.	1,483,844	0.1
15,853		Penske Auto Group, Inc.	643,473	0.0
36,926		Petsmart, Inc.	2,588,143	0.1
24,529		Polaris Industries, Inc.	3,674,199	0.2
140,975		Pulte Homes, Inc.	2,489,619	0.1
30,643		PVH Corp.	3,712,399	0.2
21,982		Ralph Lauren Corp.	3,621,095	0.2
30,761		Regal Entertainment Group	611,529	0.0
79,105		Ross Stores, Inc.	5,978,756	0.3
61,822	@	Royal Caribbean Cruises Ltd.	4,160,002	0.2
60,271	@	Sally Beauty Holdings, Inc.	1,649,617	0.1
39,357		Scripps Networks Interactive - Class A	3,073,388	0.1
9,945	L	Sears Holding Corp.	250,912	0.0
25,308		SeaWorld Entertainment, Inc.	486,673	0.0
79,460		Service Corp. International	1,679,784	0.1
15,343	@	ServiceMaster Global Holdings, Inc.	371,224	0.0
29,920	@	Signet Jewelers Ltd.	3,408,187	0.1
965,267	@	Sirius XM Holdings, Inc.	3,368,782	0.1
27,117		Six Flags Entertainment Corp.	932,554	0.0
240,778		Staples, Inc.	2,913,414	0.1
71,488		Starwood Hotels & Resorts Worldwide, Inc.	5,948,517	0.3
34,845	@	Starz	1,152,673	0.0
12,041		Taylor Morrison Home Corp.	195,305	0.0
22,636	@	Tempur Sealy International, Inc.	1,271,464	0.1
35,391		Tesla Motors, Inc.	8,588,688	0.4
17,122		Thor Industries, Inc.	881,783	0.0
42,006		Tiffany & Co.	4,045,598	0.2
66,170	@	Toll Brothers, Inc.	2,061,857	0.1
51,559		Tractor Supply Co.	3,171,394	0.1
41,476		TripAdvisor, Inc.	3,791,736	0.2
41,255		TRW Automotive Holdings Corp.	4,177,069	0.2
18,799		Tupperware Corp.	1,297,883	0.1
23,943	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,829,344	0.1
64,432		Under Armour, Inc.	4,452,251	0.2
39,852	@	Urban Outfitters, Inc.	1,462,568	0.1
128,470		VF Corp.	8,482,874	0.4
16,366		Visteon Corp.	1,591,594	0.1
102,486		Wendy’s Company	846,534	0.0
28,941		Whirlpool Corp.	4,215,257	0.2
35,049		Williams-Sonoma, Inc.	2,333,212	0.1
47,413		Wyndham Worldwide Corp.	3,852,780	0.2
30,176		Wynn Resorts Ltd.	5,645,326	0.2
4,932		Zulily, Inc.	186,874	0.0
			400,397,883	17.4

		Consumer Staples: 5.5%
161,811		Avon Products, Inc.	2,038,819	0.1
57,281		Brown-Forman Corp.	5,167,892	0.2
54,804	@	Bunge Ltd.	4,616,141	0.2
64,683		Campbell Soup Co.	2,763,905	0.1
50,596		Church & Dwight Co., Inc.	3,549,815	0.2
47,890		Clorox Co.	4,599,356	0.2
93,606		Coca-Cola Enterprises, Inc.	4,152,362	0.2
156,798		ConAgra Foods, Inc.	5,180,606	0.2
59,731	@	Constellation Brands, Inc.	5,206,154	0.2
73,111		Dr Pepper Snapple Group, Inc.	4,701,768	0.2
22,954		Energizer Holdings, Inc.	2,828,162	0.1
63,978		Flowers Foods, Inc.	1,174,636	0.1
18,650		Hain Celestial Group, Inc.	1,908,827	0.1
28,335	@,L	Herbalife Ltd.	1,239,656	0.1
55,674		Hershey Co.	5,312,970	0.2
49,842		Hormel Foods Corp.	2,561,380	0.1
27,762		Ingredion, Inc.	2,104,082	0.1
38,599		JM Smucker Co.	3,820,915	0.2
52,669		Keurig Green Mountain, Inc.	6,853,817	0.3
189,755		Kroger Co.	9,867,260	0.4
134,988		Lorillard, Inc.	8,087,131	0.4
48,584		McCormick & Co., Inc.	3,250,270	0.1
75,255		Mead Johnson Nutrition Co.	7,241,036	0.3
50,626		Molson Coors Brewing Co.	3,768,599	0.2
53,309	@	Monster Beverage Corp.	4,886,836	0.2
21,944		Nu Skin Enterprises, Inc.	988,138	0.0
23,535	@	Pilgrim’s Pride Corp.	719,230	0.0
20,266		Pinnacle Foods, Inc.	661,685	0.0
363,059	@	Rite Aid Corp.	1,757,206	0.1
85,777		Safeway, Inc.	2,942,151	0.1
7,909		Spectrum Brands Holdings, Inc.	716,002	0.0
36,396		Sprouts Farmers Market, Inc.	1,058,032	0.1
107,475		Tyson Foods, Inc.	4,231,291	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
64,751		WhiteWave Foods Co.	$2,352,404	0.1
136,865		Whole Foods Market, Inc.	5,215,925	0.2
			127,524,459	5.5

		Energy: 5.9%
19,754		Antero Resources Corp.	1,084,297	0.1
19,049		Athlon Energy, Inc.	1,109,223	0.1
23,955		Atwood Oceanics, Inc.	1,046,594	0.0
155,364		Cabot Oil & Gas Corp.	5,078,849	0.2
76,027	@	Cameron International Corp.	5,046,672	0.2
88,567	@	Cheniere Energy, Inc.	7,088,017	0.3
196,096		Chesapeake Energy Corp.	4,508,247	0.2
32,412		Cimarex Energy Co.	4,101,090	0.2
130,720		Cobalt International Energy, Inc.	1,777,792	0.1
41,958		Concho Resources, Inc.	5,261,114	0.2
85,615		Consol Energy, Inc.	3,241,384	0.1
32,026		Continental Resources, Inc.	2,129,088	0.1
5,834	L	CVR Energy, Inc.	260,955	0.0
130,909		Denbury Resources, Inc.	1,967,562	0.1
24,976		Diamond Offshore Drilling	855,928	0.0
28,479		Dresser-Rand Group, Inc.	2,342,683	0.1
15,209	@	Dril-Quip, Inc.	1,359,685	0.1
12,267	L	EP Energy Corp.	214,427	0.0
56,514		EQT Corp.	5,173,292	0.2
87,583	@	FMC Technologies, Inc.	4,756,633	0.2
12,780		Frank’s International N.V.	238,986	0.0
18,881	@	Golar LNG Ltd.	1,253,698	0.1
31,802	@	Gulfport Energy Corp.	1,698,227	0.1
35,979		Helmerich & Payne, Inc.	3,521,265	0.2
73,998		HollyFrontier Corp.	3,232,233	0.1
39,305		Kosmos Energy, LLC	391,478	0.0
28,899		Laredo Petroleum, Inc.	647,627	0.0
18,764	@	Memorial Resource Development Corp.	508,598	0.0
66,810		Murphy Oil Corp.	3,802,157	0.2
110,722	@	Nabors Industries Ltd.	2,520,033	0.1
50,793	@	Newfield Exploration Co.	1,882,896	0.1
134,338		Noble Energy, Inc.	9,183,346	0.4
37,656		Oasis Petroleum, Inc.	1,574,397	0.1
40,203		Oceaneering International, Inc.	2,620,030	0.1
17,473		Oil States International, Inc.	1,081,579	0.0
77,415		Oneok, Inc.	5,074,553	0.2
53,778		Patterson-UTI Energy, Inc.	1,749,398	0.1
25,691		PBF Energy, Inc.	616,584	0.0
101,037		Peabody Energy Corp.	1,250,838	0.1
67,056		QEP Resources, Inc.	2,063,984	0.1
61,025		Range Resources Corp.	4,138,105	0.2
18,747		Rice Energy, Inc.	498,670	0.0
46,294		Rowan Companies PLC	1,171,701	0.1
22,912		RPC, Inc.	503,148	0.0
184,105	L	SandRidge Energy, Inc.	789,810	0.0
14,006		Seventy Seven Energy, Inc.	332,502	0.0
24,968		SM Energy Co.	1,947,504	0.1
15,811	L	Solar City	942,336	0.0
131,476	@	Southwestern Energy Co.	4,595,086	0.2
58,339		Superior Energy Services	1,917,603	0.1
14,048		Targa Resources Corp.	1,912,916	0.1
16,937	@	Teekay Corp.	1,123,939	0.1
48,136		Tesoro Corp.	2,935,333	0.1
18,511		Tidewater, Inc.	722,484	0.0
57,000	@,L	Ultra Petroleum Corp.	1,325,820	0.1
18,472	@	Unit Corp.	1,083,383	0.0
44,306	@	Whiting Petroleum Corp.	3,435,930	0.2
26,824		World Fuel Services Corp.	1,070,814	0.0
75,280		WPX Energy, Inc.	1,811,237	0.1
			135,573,760	5.9

		Financials: 19.4%
20,581	@	Affiliated Managers Group, Inc.	4,123,609	0.2
26,684		Alexandria Real Estate Equities, Inc.	1,967,945	0.1
6,133	@	Alleghany Corp.	2,564,514	0.1
36,702		Allied World Assurance Co. Holdings Ltd.	1,352,102	0.1
100,657		Ally Financial, Inc.	2,329,203	0.1
39,084		American Campus Communities, Inc.	1,424,612	0.1
131,357		American Capital Agency Corp.	2,791,336	0.1
26,985		American Financial Group, Inc.	1,562,162	0.1
51,987		American Homes 4 Rent	878,060	0.0
2,721		American National Insurance	305,840	0.0
338,072		American Realty Capital Properties, Inc.	4,077,148	0.2
70,709		Ameriprise Financial, Inc.	8,724,076	0.4
352,809		Annaly Capital Management, Inc.	3,768,000	0.2
110,468	@	Aon PLC	9,684,730	0.4
54,378		Apartment Investment & Management Co.	1,730,308	0.1
49,922	@	Arch Capital Group Ltd.	2,731,732	0.1
58,497		Arthur J. Gallagher & Co.	2,653,424	0.1
10,232		Artisan Partners Asset Management, Inc.	532,576	0.0
24,384	@	Aspen Insurance Holdings Ltd.	1,042,904	0.0
59,414		Associated Banc-Corp.	1,034,992	0.0
26,667		Assurant, Inc.	1,714,688	0.1
62,975	@	Assured Guaranty Ltd.	1,395,526	0.1
48,257		AvalonBay Communities, Inc.	6,802,789	0.3
40,123	@	Axis Capital Holdings Ltd.	1,899,022	0.1
16,561		Bank of Hawaii Corp.	940,830	0.0
37,861		BankUnited, Inc.	1,154,382	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
71,731		BioMed Realty Trust, Inc.	$1,448,966	0.1
10,121		BOK Financial Corp.	672,844	0.0
56,991		Boston Properties, Inc.	6,597,278	0.3
66,676		Brandywine Realty Trust	938,131	0.0
17,877		Brixmor Property Group, Inc.	397,942	0.0
44,933		Brown & Brown, Inc.	1,444,596	0.1
31,849		Camden Property Trust	2,182,612	0.1
62,032		CBL & Associates Properties, Inc.	1,110,373	0.0
31,994		CBOE Holdings, Inc.	1,712,479	0.1
104,331	@	CBRE Group, Inc.	3,102,804	0.1
44,474		CBS Outdoor Americas, Inc.	1,331,552	0.1
382,472		Chimera Investment Corp.	1,162,715	0.1
60,892		Cincinnati Financial Corp.	2,864,969	0.1
72,054		CIT Group, Inc.	3,311,602	0.1
17,709		City National Corp.	1,340,040	0.1
9,889		CNA Financial Corp.	376,079	0.0
46,564		Columbia Property Trust, Inc.	1,111,483	0.0
67,667		Comerica, Inc.	3,373,877	0.1
30,314		Commerce Bancshares, Inc.	1,353,369	0.1
32,646		Corporate Office Properties Trust SBI MD	839,655	0.0
43,328		Corrections Corp. of America	1,488,750	0.1
19,703		Cullen/Frost Bankers, Inc.	1,507,477	0.1
112,205		DDR Corp.	1,877,190	0.1
50,405		Digital Realty Trust, Inc.	3,144,264	0.1
53,522		Douglas Emmett, Inc.	1,373,910	0.1
122,706		Duke Realty Corp.	2,108,089	0.1
107,402	@	E*Trade Financial Corp.	2,426,211	0.1
53,405		East-West Bancorp., Inc.	1,815,770	0.1
44,775		Eaton Vance Corp.	1,689,361	0.1
16,616	@	Endurance Specialty Holdings Ltd.	916,871	0.0
47,992		Equity Commonwealth	1,233,874	0.1
31,004		Equity Lifestyle Properties, Inc.	1,313,329	0.1
9,106		Erie Indemnity Co.	690,326	0.0
23,281		Essex Property Trust, Inc.	4,161,479	0.2
17,163	@	Everest Re Group Ltd.	2,780,578	0.1
43,183		Extra Space Storage, Inc.	2,226,947	0.1
25,048		Federal Realty Investment Trust	2,967,186	0.1
34,934		Federated Investors, Inc.	1,025,662	0.0
316,658		Fifth Third Bancorp.	6,339,493	0.3
88,049		First Horizon National Corp.	1,081,242	0.0
132,433		First Niagara Financial Group, Inc.	1,103,167	0.0
51,234		First Republic Bank	2,529,935	0.1
103,107		FNF Group	2,860,188	0.1
34,365		FNFV Group	472,862	0.0
61,222	@	Forest City Enterprises, Inc.	1,197,502	0.1
70,336		Fulton Financial Corp.	779,323	0.0
31,416		Gaming and Leisure Properties, Inc.	970,754	0.0
211,159		General Growth Properties, Inc.	4,972,794	0.2
184,838	@	Genworth Financial, Inc.	2,421,378	0.1
16,390		Hanover Insurance Group, Inc.	1,006,674	0.0
167,474		Hartford Financial Services Group, Inc.	6,238,406	0.3
37,200		HCC Insurance Holdings, Inc.	1,796,388	0.1
170,593		HCP, Inc.	6,774,248	0.3
121,457		Health Care Real Estate Investment Trust, Inc.	7,575,273	0.3
88,317		Healthcare Trust of America, Inc.	1,024,477	0.0
21,286		Home Properties, Inc.	1,239,697	0.1
55,770		Hospitality Properties Trust	1,497,424	0.1
281,877		Host Hotels & Resorts, Inc.	6,012,436	0.3
14,755		Howard Hughes Corp.	2,213,250	0.1
196,818		Hudson City Bancorp., Inc.	1,913,071	0.1
308,268		Huntington Bancshares, Inc.	2,999,448	0.1
20,095		Interactive Brokers Group, Inc.	501,370	0.0
42,883		Intercontinental Exchange, Inc.	8,364,329	0.4
161,130		Invesco Ltd.	6,361,412	0.3
63,784		Iron Mountain, Inc.	2,082,548	0.1
16,602		Jones Lang LaSalle, Inc.	2,097,497	0.1
328,872		Keycorp	4,383,864	0.2
30,604		Kilroy Realty Corp.	1,819,102	0.1
152,844		Kimco Realty Corp.	3,348,812	0.1
46,025	@	Lazard Ltd.	2,333,468	0.1
38,659		Legg Mason, Inc.	1,977,794	0.1
137,274		Leucadia National Corp.	3,272,612	0.1
54,994		Liberty Property Trust	1,829,100	0.1
98,191		Lincoln National Corp.	5,261,074	0.2
121,260		Loews Corp.	5,051,692	0.2
32,556		LPL Financial Holdings, Inc.	1,499,204	0.1
48,970		M&T Bank Corp.	6,037,511	0.3
52,403		Macerich Co.	3,344,883	0.1
5,204	@	Markel Corp.	3,310,525	0.1
52,780	@	MBIA, Inc.	484,520	0.0
10,019		Mercury General Corp.	489,027	0.0
136,388		MFA Mortgage Investments, Inc.	1,061,099	0.0
27,942		Mid-America Apartment Communities, Inc.	1,834,392	0.1
70,390		Moody’s Corp.	6,651,855	0.3
43,478		MSCI, Inc. - Class A	2,044,336	0.1
43,472		Nasdaq Stock Market, Inc.	1,844,082	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
45,881		National Retail Properties, Inc.	$1,586,106	0.1
7,820		Nationstar Mortgage Holdings, Inc.	267,757	0.0
157,421		Navient Corp.	2,787,926	0.1
164,769		New York Community Bancorp., Inc.	2,614,884	0.1
88,071		Northern Trust Corp.	5,991,470	0.3
68,330		NorthStar Asset Management Group, Inc./New York	1,258,639	0.1
73,696		NorthStar Realty Finance Corp.	1,302,208	0.1
39,621	@	Ocwen Financial Corp.	1,037,278	0.0
97,006		Old Republic International Corp.	1,385,246	0.1
46,956		Omega Healthcare Investors, Inc.	1,605,426	0.1
37,970		PacWest Bancorp	1,565,503	0.1
18,818	@	PartnerRe Ltd.	2,067,910	0.1
115,435		People’s United Financial, Inc.	1,670,344	0.1
57,421		Piedmont Office Realty Trust, Inc.	1,012,906	0.0
65,949		Plum Creek Timber Co., Inc.	2,572,670	0.1
38,546	@	Popular, Inc.	1,134,602	0.0
20,225		Post Properties, Inc.	1,038,351	0.0
109,550		Principal Financial Group, Inc.	5,748,089	0.2
22,116		ProAssurance Corp.	974,652	0.0
220,457		Progressive Corp.	5,573,153	0.2
186,082		ProLogis, Inc.	7,015,291	0.3
29,373		Protective Life Corp.	2,038,780	0.1
46,495		Raymond James Financial, Inc.	2,491,202	0.1
47,112		Rayonier, Inc.	1,467,068	0.1
54,427		Realogy Holdings Corp.	2,024,684	0.1
82,432		Realty Income Corp.	3,362,401	0.1
34,399		Regency Centers Corp.	1,851,698	0.1
513,435		Regions Financial Corp.	5,154,887	0.2
25,718		Reinsurance Group of America, Inc.	2,060,783	0.1
15,093	@	RenaissanceRe Holdings Ltd.	1,509,149	0.1
88,148		Retail Properties of America, Inc.	1,289,605	0.1
32,634		Santander Consumer USA Holdings, Inc.	581,212	0.0
49,437		SEI Investments Co.	1,787,642	0.1
75,882		Senior Housing Properties Trust	1,587,451	0.1
18,738		Signature Bank	2,099,780	0.1
35,549		SL Green Realty Corp.	3,601,825	0.2
157,500		SLM Corp.	1,348,200	0.1
148,397		Spirit Realty Capital, Inc.	1,627,915	0.1
16,270		Stancorp Financial Group, Inc.	1,027,939	0.0
82,464		Starwood Property Trust, Inc.	1,810,909	0.1
198,407		SunTrust Bank	7,545,418	0.3
18,778	@	SVB Financial Group	2,104,826	0.1
47,844	@	Synchrony Financial	1,174,331	0.1
51,753		Synovus Financial Corp.	1,223,441	0.1
97,842		T. Rowe Price Group, Inc.	7,670,813	0.3
33,856		Tanger Factory Outlet Centers, Inc.	1,107,768	0.0
23,551		Taubman Centers, Inc.	1,719,223	0.1
62,007		TCF Financial Corp.	962,969	0.0
100,109		TD Ameritrade Holding Corp.	3,340,637	0.1
28,084		TFS Financial Corp.	402,163	0.0
49,056		Torchmark Corp.	2,569,063	0.1
136,246		Two Harbors Investment Corp.	1,317,499	0.1
93,655		UDR, Inc.	2,552,099	0.1
95,857		UnumProvident Corp.	3,295,564	0.1
33,778		Validus Holdings Ltd.	1,322,071	0.1
109,612		Ventas, Inc.	6,790,463	0.3
69,781		Vornado Realty Trust	6,975,309	0.3
53,539	**	Voya Financial, Inc.	2,093,375	0.1
31,721		Waddell & Reed Financial, Inc.	1,639,658	0.1
57,889		Washington Prime Group, Inc.	1,011,900	0.0
45,474		Weingarten Realty Investors	1,432,431	0.1
195,954		Weyerhaeuser Co.	6,243,094	0.3
2,299		White Mountains Insurance Group Ltd.	1,448,531	0.1
37,005		WP Carey, Inc.	2,359,809	0.1
37,347		WR Berkley Corp.	1,785,187	0.1
101,092	@	XL Group PLC	3,353,222	0.1
75,509		Zions Bancorp.	2,194,292	0.1
			447,481,385	19.4

		Health Care: 11.3%
124,157		Agilent Technologies, Inc.	7,074,466	0.3
30,759		Alere, Inc.	1,192,834	0.1
30,410		Align Technology, Inc.	1,571,589	0.1
53,821	@	Alkermes PLC	2,307,306	0.1
66,854	@	Allscripts Healthcare Solutions, Inc.	896,846	0.0
24,720		Alnylam Pharmaceuticals, Inc.	1,930,632	0.1
84,108		AmerisourceBergen Corp.	6,501,548	0.3
14,095		Athenahealth, Inc.	1,856,171	0.1
54,343		BioMarin Pharmaceuticals, Inc.	3,921,391	0.2
7,733	@	Bio-Rad Laboratories, Inc.	876,922	0.0
492,425	@	Boston Scientific Corp.	5,815,539	0.3
59,907	@	Brookdale Senior Living, Inc.	1,930,204	0.1
40,986		Bruker BioSciences Corp.	758,856	0.0
126,680		Cardinal Health, Inc.	9,490,866	0.4
77,202		CareFusion Corp.	3,493,390	0.2
77,031	@	Catamaran Corp.	3,246,857	0.1
21,494	@	Centene Corp.	1,777,769	0.1
110,957	@	Cerner Corp.	6,609,708	0.3

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
18,031		Charles River Laboratories International, Inc.	$1,077,172	0.0
100,025		Cigna Corp.	9,071,267	0.4
42,916	@	Community Health Systems, Inc.	2,351,368	0.1
17,827		Cooper Cos., Inc.	2,776,555	0.1
21,384		Covance, Inc.	1,682,921	0.1
28,401		CR Bard, Inc.	4,053,107	0.2
28,030		Cubist Pharmaceuticals, Inc.	1,859,510	0.1
66,175	@	DaVita, Inc.	4,840,039	0.2
52,806		Dentsply International, Inc.	2,407,954	0.1
39,277	@	Edwards Lifesciences Corp.	4,012,146	0.2
108,975		Endo International PLC	7,447,352	0.3
30,192		Envision Healthcare Holdings, Inc.	1,047,059	0.0
121,537	@	HCA Holdings, Inc.	8,570,789	0.4
29,883		Health Net, Inc.	1,377,905	0.1
31,794	@	Henry Schein, Inc.	3,703,047	0.2
21,286		Hill-Rom Holdings, Inc.	881,879	0.0
89,448	@	Hologic, Inc.	2,176,270	0.1
62,229		Hospira, Inc.	3,237,775	0.1
57,631		Humana, Inc.	7,508,743	0.3
19,113	@	Idexx Laboratories, Inc.	2,252,085	0.1
51,786	@	Illumina, Inc.	8,488,761	0.4
27,838		IMS Health Holdings, Inc.	729,077	0.0
53,849	@	Incyte Corp., Ltd.	2,641,293	0.1
4,644		Intercept Pharmaceuticals, Inc.	1,099,188	0.0
13,376	@	Intuitive Surgical, Inc.	6,177,304	0.3
22,119		Jazz Pharmaceuticals PLC	3,551,427	0.2
31,584	@	Laboratory Corp. of America Holdings	3,213,672	0.1
16,561		LifePoint Hospitals, Inc.	1,145,856	0.0
42,115		Mallinckrodt PLC - W/I	3,796,667	0.2
28,504	@	Medivation, Inc.	2,818,190	0.1
37,309		Mednax, Inc.	2,045,279	0.1
10,881		Mettler Toledo International, Inc.	2,786,951	0.1
139,176	@	Mylan Laboratories	6,331,116	0.3
27,834	@,L	Myriad Genetics, Inc.	1,073,557	0.0
36,876		Omnicare, Inc.	2,295,900	0.1
31,997		Patterson Cos., Inc.	1,325,636	0.1
42,138		PerkinElmer, Inc.	1,837,217	0.1
49,822	@	Perrigo Co. PLC	7,482,766	0.3
22,670	@	Pharmacyclics, Inc.	2,662,138	0.1
12,034		Premier, Inc.	395,437	0.0
86,968	@	Qiagen NV	1,980,261	0.1
53,804		Quest Diagnostics	3,264,827	0.1
21,063		Quintiles Transnational Holdings, Inc.	1,174,894	0.0
52,238	L	Resmed, Inc.	2,573,766	0.1
23,610	@	Salix Pharmaceuticals Ltd.	3,688,826	0.2
37,672		Seattle Genetics, Inc.	1,400,645	0.1
21,469	@	Sirona Dental Systems, Inc.	1,646,243	0.1
105,837		St. Jude Medical, Inc.	6,363,979	0.3
13,776		Techne Corp.	1,288,745	0.1
15,402		Teleflex, Inc.	1,617,826	0.1
36,386	@	Tenet Healthcare Corp.	2,160,965	0.1
17,853	@	United Therapeutics Corp.	2,296,788	0.1
33,097		Universal Health Services, Inc.	3,458,637	0.1
38,707	@	Varian Medical Systems, Inc.	3,101,205	0.1
32,859	@	VCA, Inc.	1,292,344	0.1
14,062	L	Veeva Systems, Inc.	396,127	0.0
87,939	@	Vertex Pharmaceuticals, Inc.	9,876,429	0.4
31,566	@	Waters Corp.	3,128,822	0.1
62,484		Zimmer Holdings, Inc.	6,282,766	0.3
186,543		Zoetis, Inc.	6,892,764	0.3
			259,372,128	11.3

		Industrials: 13.1%
16,082		Acuity Brands, Inc.	1,893,012	0.1
64,907		ADT Corp.	2,301,602	0.1
36,985		Aecom Technology Corp.	1,248,244	0.1
34,993		AGCO Corp.	1,590,782	0.1
37,939		Air Lease Corp.	1,233,017	0.1
51,202		Alaska Air Group, Inc.	2,229,335	0.1
35,933	@	Allegion Public Ltd.	1,711,848	0.1
11,856		Alliant Techsystems, Inc.	1,513,300	0.1
2,729		Amerco, Inc.	714,698	0.0
91,334		Ametek, Inc.	4,585,880	0.2
28,144		AO Smith Corp.	1,330,648	0.1
16,864	@	Armstrong World Industries, Inc.	944,384	0.0
39,266	@	Avis Budget Group, Inc.	2,155,311	0.1
41,048		Babcock & Wilcox Co.	1,136,619	0.0
39,184		BE Aerospace, Inc.	3,289,105	0.1
23,861		Carlisle Cos., Inc.	1,917,947	0.1
55,272		CH Robinson Worldwide, Inc.	3,665,639	0.2
36,702		Chicago Bridge & Iron Co. NV	2,123,211	0.1
37,443		Cintas Corp.	2,643,101	0.1
22,618	@	Clean Harbors, Inc.	1,219,563	0.0
35,489		Colfax Corp.	2,021,808	0.1
21,256		Con-way, Inc.	1,009,660	0.0
12,429	@	Copa Holdings S.A.	1,333,507	0.1
41,870	@	Copart, Inc.	1,311,159	0.1
12,023		CoStar Group, Inc.	1,870,057	0.1
40,217		Covanta Holding Corp.	853,405	0.0
18,123		Crane Co.	1,145,555	0.0
53,247		Donaldson Co., Inc.	2,163,426	0.1
61,997		Dover Corp.	4,980,219	0.2
13,790		Dun & Bradstreet Corp.	1,619,911	0.1
45,430		Equifax, Inc.	3,395,438	0.1
65,850		Exelis, Inc.	1,089,159	0.0
73,507		Expeditors International Washington, Inc.	2,982,914	0.1
110,507		Fastenal Co.	4,961,764	0.2
51,138		Flowserve Corp.	3,606,252	0.2
59,254		Fluor Corp.	3,957,575	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
61,839		Fortune Brands Home & Security, Inc.	$2,542,201	0.1
37,137	@	Foster Wheeler AG	1,174,272	0.0
17,141		GATX Corp.	1,000,520	0.0
19,383	@	Genesee & Wyoming, Inc.	1,847,394	0.1
22,578		Graco, Inc.	1,647,742	0.1
39,514		HD Supply Holdings, Inc	1,077,152	0.0
166,738		Hertz Global Holdings, Inc.	4,233,478	0.2
36,431	@	Hexcel Corp.	1,446,311	0.1
22,044		Hubbell, Inc.	2,656,963	0.1
18,281		Huntington Ingalls Industries, Inc.	1,905,063	0.1
30,017		IDEX Corp.	2,172,330	0.1
25,345		IHS, Inc.	3,172,941	0.1
100,661	@	Ingersoll-Rand PLC - Class A	5,673,254	0.2
34,139		ITT Corp.	1,534,207	0.1
49,258	@	Jacobs Engineering Group, Inc.	2,404,776	0.1
34,260		JB Hunt Transport Services, Inc.	2,536,953	0.1
37,297		Joy Global, Inc.	2,034,178	0.1
41,079		Kansas City Southern	4,978,775	0.2
52,056		KAR Auction Services, Inc.	1,490,363	0.1
54,776		KBR, Inc.	1,031,432	0.0
29,249		Kennametal, Inc.	1,208,276	0.0
21,219	@	Kirby Corp.	2,500,659	0.1
32,101		L-3 Communications Holdings, Inc.	3,817,451	0.2
16,725		Landstar System, Inc.	1,207,378	0.0
18,289		Lennox International, Inc.	1,405,875	0.1
29,950		Lincoln Electric Holdings, Inc.	2,070,593	0.1
50,344		Manitowoc Co., Inc.	1,180,567	0.0
29,651		Manpower, Inc.	2,078,535	0.1
132,791		Masco Corp.	3,176,361	0.1
21,324	@	Middleby Corp.	1,879,284	0.1
37,975		MRC Global, Inc.	885,577	0.0
17,670		MSC Industrial Direct Co.	1,510,078	0.1
20,403	@	Navistar International Corp.	671,463	0.0
104,957		Nielsen Holdings NV	4,652,744	0.2
23,956		Nordson Corp.	1,822,333	0.1
39,941	L	NOW, Inc./DE	1,214,606	0.0
23,433	@	Old Dominion Freight Line	1,655,307	0.1
31,627		Oshkosh Truck Corp.	1,396,332	0.1
43,860		Owens Corning, Inc.	1,392,555	0.1
132,067		Paccar, Inc.	7,511,311	0.3
40,864		Pall Corp.	3,420,317	0.1
55,467		Parker Hannifin Corp.	6,331,558	0.3
72,067	@	Pentair PLC	4,719,668	0.2
75,488		Pitney Bowes, Inc.	1,886,445	0.1
79,456	@	Quanta Services, Inc.	2,883,458	0.1
16,793		Regal-Beloit Corp.	1,078,950	0.0
98,879		Republic Services, Inc.	3,858,259	0.2
51,198		Robert Half International, Inc.	2,508,702	0.1
51,543		Rockwell Automation, Inc.	5,663,545	0.2
50,465		Rockwell Collins, Inc.	3,961,503	0.2
23,673		Rollins, Inc.	693,145	0.0
37,163		Roper Industries, Inc.	5,436,575	0.2
74,379		RR Donnelley & Sons Co.	1,224,278	0.0
19,809		Ryder System, Inc.	1,782,216	0.1
131,497	@,L	Seadrill LTD	3,518,860	0.1
21,688		Snap-On, Inc.	2,625,983	0.1
257,577		Southwest Airlines Co.	8,698,375	0.4
44,875		Spirit Aerosystems Holdings, Inc.	1,707,943	0.1
27,092		Spirit Airlines, Inc.	1,873,141	0.1
16,313		SPX Corp.	1,532,280	0.1
58,114		Stanley Black & Decker, Inc.	5,159,942	0.2
31,532	@	Stericycle, Inc.	3,675,370	0.2
41,075		Terex Corp.	1,304,953	0.1
103,931		Textron, Inc.	3,740,477	0.2
30,332		Timken Co.	1,285,773	0.1
21,006		Toro Co.	1,244,185	0.1
24,188		Towers Watson & Co.	2,406,706	0.1
19,712		TransDigm Group, Inc.	3,633,513	0.2
57,709		Trinity Industries, Inc.	2,696,164	0.1
19,420		Triumph Group, Inc.	1,263,271	0.1
171,759	@	Tyco International Ltd.	7,655,299	0.3
139,105	@	United Continental Holdings, Inc.	6,508,723	0.3
36,214		United Rentals, Inc.	4,023,375	0.2
25,664		URS Corp.	1,478,503	0.1
34,687	@	USG Corp.	953,546	0.0
10,007	L	Valmont Industries, Inc.	1,350,245	0.1
3,918		Vectrus, Inc.	76,519	0.0
61,944		Verisk Analytics, Inc.	3,771,770	0.2
3,083		Veritiv Corp.	154,335	0.0
21,093	@	WABCO Holdings, Inc.	1,918,408	0.1
35,926		Wabtec Corp.	2,911,443	0.1
46,170		Waste Connections, Inc.	2,240,168	0.1
16,560		Wesco International, Inc.	1,295,986	0.1
21,708		WW Grainger, Inc.	5,462,818	0.2
68,451		Xylem, Inc.	2,429,326	0.1
			301,592,664	13.1

		Information Technology: 14.4%
40,950	@,L	3D Systems Corp.	1,898,852	0.1
184,420		Activision Blizzard, Inc.	3,834,092	0.2
229,998	@,L	Advanced Micro Devices, Inc.	784,293	0.0
66,295		Akamai Technologies, Inc.	3,964,441	0.2
20,183		Alliance Data Systems Corp.	5,010,833	0.2
116,630		Altera Corp.	4,173,021	0.2
59,566	@	Amdocs Ltd.	2,732,888	0.1
58,504		Amphenol Corp.	5,842,209	0.3
116,960		Analog Devices, Inc.	5,788,350	0.3
34,502	@	Ansys, Inc.	2,610,766	0.1
29,789	@	AOL, Inc.	1,339,016	0.1
453,346		Applied Materials, Inc.	9,796,807	0.4

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
46,813		ARRIS Group, Inc.	$1,327,383	0.1
37,108	@	Arrow Electronics, Inc.	2,053,928	0.1
156,768	@	Atmel Corp.	1,266,685	0.1
84,697	@	Autodesk, Inc.	4,666,805	0.2
93,028	@	Avago Technologies Ltd.	8,093,436	0.4
51,559		Avnet, Inc.	2,139,698	0.1
17,351		AVX Corp.	230,421	0.0
27,685		Booz Allen Hamilton Holding Corp.	647,829	0.0
199,168		Broadcom Corp.	8,050,371	0.3
44,945		Broadridge Financial Solutions, Inc. ADR	1,871,060	0.1
161,998		Brocade Communications Systems, Inc.	1,760,918	0.1
119,141		CA, Inc.	3,328,800	0.1
107,857	@	Cadence Design Systems, Inc.	1,856,219	0.1
32,338		CDW Corp./DE	1,004,095	0.0
60,999	@	Citrix Systems, Inc.	4,351,669	0.2
23,213		CommScope Holding Co., Inc.	555,023	0.0
53,934		Computer Sciences Corp.	3,298,064	0.1
17,743		Concur Technologies, Inc.	2,250,167	0.1
34,166	@	CoreLogic, Inc.	924,874	0.0
45,390	@	Cree, Inc.	1,858,720	0.1
24,036		Diebold, Inc.	848,952	0.0
17,782	@	Dolby Laboratories, Inc.	743,110	0.0
11,268		DST Systems, Inc.	945,611	0.0
16,025		EchoStar Corp.	781,379	0.0
117,101	@	Electronic Arts, Inc.	4,169,967	0.2
19,764	@	Equinix, Inc.	4,199,455	0.2
28,190	@	F5 Networks, Inc.	3,347,281	0.1
15,768		Factset Research Systems, Inc.	1,916,285	0.1
107,181		Fidelity National Information Services, Inc.	6,034,290	0.3
31,909	L	FireEye, Inc.	975,139	0.0
27,291		First Solar, Inc.	1,796,021	0.1
92,790		Fiserv, Inc.	5,997,482	0.3
30,882		FleetCor Technologies, Inc.	4,388,950	0.2
52,702		Flir Systems, Inc.	1,651,681	0.1
51,012	@	Fortinet, Inc.	1,288,818	0.1
39,157		Freescale Semiconductor Holdings Ltd.	764,736	0.0
33,593	@	Gartner, Inc.	2,468,078	0.1
59,520	@	Genpact Ltd.	971,366	0.0
25,399		Global Payments, Inc.	1,774,882	0.1
39,668		Harris Corp.	2,633,955	0.1
27,718		IAC/InterActiveCorp	1,826,616	0.1
40,856	@	Informatica Corp.	1,398,909	0.1
57,826		Ingram Micro, Inc.	1,492,489	0.1
105,697		Intuit, Inc.	9,264,342	0.4
12,401	@	IPG Photonics Corp.	852,941	0.0
75,652		Jabil Circuit, Inc.	1,525,901	0.1
31,485		Jack Henry & Associates, Inc.	1,752,455	0.1
86,156	@	JDS Uniphase Corp.	1,102,797	0.0
176,427		Juniper Networks, Inc.	3,907,858	0.2
61,755		KLA-Tencor Corp.	4,865,059	0.2
31,657		Knowles Corp.	838,910	0.0
60,381		Lam Research Corp.	4,510,461	0.2
23,906		Leidos Holdings, Inc.	820,693	0.0
23,037		Lexmark International, Inc.	979,072	0.0
88,063		Linear Technology Corp.	3,909,117	0.2
38,840		LinkedIn Corp.	8,070,564	0.3
151,082	@	Marvell Technology Group Ltd.	2,036,585	0.1
105,248		Maxim Integrated Products	3,182,700	0.1
74,594		Microchip Technology, Inc.	3,523,075	0.2
83,593		Motorola Solutions, Inc.	5,289,765	0.2
37,001		National Instruments Corp.	1,144,441	0.0
62,499	@	NCR Corp.	2,088,092	0.1
123,378		NetApp, Inc.	5,300,319	0.2
15,454		NetSuite, Inc.	1,383,751	0.1
97,659		Nuance Communications, Inc.	1,505,413	0.1
207,717		Nvidia Corp.	3,832,379	0.2
164,271		ON Semiconductor Corp.	1,468,583	0.1
19,348		Palo Alto Networks, Inc.	1,898,039	0.1
121,227		Paychex, Inc.	5,358,233	0.2
44,161	@	PTC, Inc.	1,629,541	0.1
43,647		Rackspace Hosting, Inc.	1,420,710	0.1
70,525	@	Red Hat, Inc.	3,959,979	0.2
59,830	@	Riverbed Technolgoy, Inc.	1,109,547	0.0
35,249	@	Rovi Corp.	695,992	0.0
16,775		Sabre Corp.	300,524	0.0
84,236		Sandisk Corp.	8,250,916	0.4
53,648		ServiceNow, Inc.	3,153,429	0.1
70,607		Skyworks Solutions, Inc.	4,098,736	0.2
24,440		SolarWinds, Inc.	1,027,702	0.0
25,624		Solera Holdings, Inc.	1,444,169	0.1
44,016		Splunk, Inc.	2,436,726	0.1
18,384	@	Stratasys Ltd.	2,220,420	0.1
99,757		SunEdison, Inc.	1,883,412	0.1
17,060	L	SunPower Corp.	577,993	0.0
257,530		Symantec Corp.	6,054,530	0.3
57,617	@	Synopsys, Inc.	2,287,107	0.1
14,173		Tableau Software, Inc.	1,029,668	0.0
14,228	@	Tech Data Corp.	837,460	0.0
58,744		Teradata Corp.	2,462,548	0.1
72,313		Teradyne, Inc.	1,402,149	0.1
60,598	@	TIBCO Software, Inc.	1,431,931	0.1
62,442		Total System Services, Inc.	1,933,204	0.1
97,142	@	Trimble Navigation Ltd.	2,962,831	0.1
178,421		Twitter, Inc.	9,202,955	0.4
46,421		Vantiv, Inc.	1,434,409	0.1
41,509		VeriFone Holdings, Inc.	1,427,079	0.1
44,878	@	VeriSign, Inc.	2,473,675	0.1
50,380		Vishay Intertechnology, Inc.	719,930	0.0
82,893		Western Digital Corp.	8,067,147	0.3

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
200,649		Western Union Co.	$3,218,410	0.1
34,882		Workday, Inc.	2,877,765	0.1
434,588		Xerox Corp.	5,749,599	0.2
99,903		Xilinx, Inc.	4,230,892	0.2
18,912		Yelp, Inc.	1,290,744	0.1
18,794	@	Zebra Technologies Corp.	1,333,810	0.1
11,577	L	Zillow, Inc.	1,342,816	0.1
268,880		Zynga, Inc.	725,976	0.0
			330,845,161	14.4

		Materials: 5.9%
27,664		Airgas, Inc.	3,061,022	0.1
29,621		Albemarle Corp.	1,744,677	0.1
436,573		Alcoa, Inc.	7,024,460	0.3
40,405		Allegheny Technologies, Inc.	1,499,025	0.1
24,370		Aptargroup, Inc.	1,479,259	0.1
29,013		Ashland, Inc.	3,020,253	0.1
35,469		Avery Dennison Corp.	1,583,691	0.1
51,931		Ball Corp.	3,285,674	0.1
37,532		Bemis Co., Inc.	1,426,967	0.1
24,012		Cabot Corp.	1,219,089	0.1
19,759		Carpenter Technology Corp.	892,119	0.0
58,069		Celanese Corp.	3,398,198	0.2
19,392		CF Industries Holdings, Inc.	5,414,634	0.2
57,067	L	Cliffs Natural Resources, Inc.	592,355	0.0
12,481		Compass Minerals International, Inc.	1,051,899	0.1
51,600	@	Crown Holdings, Inc.	2,297,232	0.1
26,710		Cytec Industries, Inc.	1,263,116	0.1
23,848		Domtar Corp.	837,780	0.0
18,643		Eagle Materials, Inc.	1,898,417	0.1
55,944		Eastman Chemical Co.	4,525,310	0.2
49,600		FMC Corp.	2,836,624	0.1
11,833		Greif, Inc. - Class A	518,404	0.0
75,066		Huntsman Corp.	1,950,965	0.1
30,260		International Flavors & Fragrances, Inc.	2,901,329	0.1
161,300		International Paper Co.	7,700,462	0.3
22,989		Martin Marietta Materials, Inc.	2,964,202	0.1
62,519		MeadWestvaco Corp.	2,559,528	0.1
124,614		Mosaic Co.	5,534,108	0.2
3,357		NewMarket Corp.	1,279,084	0.1
185,672		Newmont Mining Corp.	4,279,740	0.2
118,581		Nucor Corp.	6,436,577	0.3
61,490	@	Owens-Illinois, Inc.	1,601,814	0.1
36,616		Packaging Corp. of America	2,336,833	0.1
31,681		Platform Specialty Products Corp.	792,659	0.0
15,704	L	Rayonier Advanced Materials, Inc.	516,819	0.0
28,923		Reliance Steel & Aluminum Co.	1,978,333	0.1
53,442		Rock-Tenn Co.	2,542,770	0.1
27,016		Rockwood Holdings, Inc.	2,065,373	0.1
24,010		Royal Gold, Inc.	1,559,209	0.1
49,621		RPM International, Inc.	2,271,649	0.1
16,669		Scotts Miracle-Gro Co.	916,795	0.0
80,382		Sealed Air Corp.	2,803,724	0.1
32,067		Sherwin-Williams Co.	7,022,352	0.3
44,254		Sigma-Aldrich Corp.	6,018,987	0.3
16,244		Silgan Holdings, Inc.	763,468	0.0
37,980		Sonoco Products Co.	1,492,234	0.1
89,314		Steel Dynamics, Inc.	2,019,390	0.1
31,207	@	Tahoe Resources, Inc.	633,502	0.0
15,166		TimkenSteel Corp.	705,067	0.0
53,893		United States Steel Corp.	2,110,989	0.1
31,498		Valspar Corp.	2,488,027	0.1
48,708		Vulcan Materials Co.	2,933,683	0.1
15,309		Westlake Chemical Corp.	1,325,606	0.1
28,408	@	WR Grace & Co.	2,583,424	0.1
			135,958,907	5.9

		Telecommunication Services: 1.1%
124,282		Crown Castle International Corp.	10,008,430	0.5
373,387		Frontier Communications Corp.	2,430,749	0.1
67,087	@	Level 3 Communications, Inc.	3,067,889	0.1
47,968		SBA Communications Corp.	5,319,651	0.2
32,027		Telephone & Data Systems, Inc.	767,367	0.0
51,354		TW Telecom, Inc.	2,136,840	0.1
4,932	@	United States Cellular Corp.	174,987	0.0
224,372		Windstream Holdings, Inc.	2,418,730	0.1
			26,324,643	1.1

		Utilities: 5.9%
270,052		AES Corp.	3,829,337	0.2
44,400		AGL Resources, Inc.	2,279,496	0.1
41,298		Alliant Energy Corp.	2,288,322	0.1
90,372		Ameren Corp.	3,463,959	0.1
66,677		American Water Works Co., Inc.	3,215,832	0.1
65,926		Aqua America, Inc.	1,551,239	0.1
37,316		Atmos Energy Corp.	1,779,973	0.1
157,610		Calpine Corp.	3,420,137	0.1
160,047		CenterPoint Energy, Inc.	3,916,350	0.2
100,377		CMS Energy Corp.	2,977,182	0.1
109,065		Consolidated Edison, Inc.	6,179,623	0.3
65,915		DTE Energy Co.	5,014,813	0.2
121,334		Edison International	6,784,997	0.3
27,109		Energen Corp.	1,958,354	0.1
66,806		Entergy Corp.	5,166,108	0.2
156,387		FirstEnergy Corp.	5,249,912	0.2
57,367		Great Plains Energy, Inc.	1,386,560	0.1
37,800	L	Hawaiian Electric Industries	1,003,590	0.0
29,787		Integrys Energy Group, Inc.	1,930,793	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
58,694	ITC Holdings Corp.	$2,091,267	0.1
71,385	MDU Resources Group, Inc.	1,985,217	0.1
31,296	National Fuel Gas Co.	2,190,407	0.1
117,277	NiSource, Inc.	4,806,011	0.2
117,672	Northeast Utilities	5,212,870	0.2
125,556	NRG Energy, Inc.	3,826,947	0.2
74,165	OGE Energy Corp.	2,752,263	0.1
93,433	Pepco Holdings, Inc.	2,500,267	0.1
41,104	Pinnacle West Capital Corp.	2,245,923	0.1
246,821	PPL Corp.	8,105,602	0.3
188,363	Public Service Enterprise Group, Inc.	7,014,638	0.3
65,187	Questar Corp.	1,453,018	0.1
52,703	SCANA Corp.	2,614,596	0.1
91,379	Sempra Energy	9,629,519	0.4
86,818	TECO Energy, Inc.	1,508,897	0.1
64,306	UGI Corp.	2,192,191	0.1
30,713	Vectren Corp.	1,225,449	0.1
48,024	Westar Energy, Inc.	1,638,579	0.1
83,951	Wisconsin Energy Corp.	3,609,893	0.2
186,880	Xcel Energy, Inc.	5,681,152	0.2
		135,681,283	5.9
	Total Common Stock
	(Cost $1,299,635,466)	2,300,752,273	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc(1): 1.0%
5,413,106	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $5,413,106, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $5,525,821, due 11/17/14-11/15/42)	5,413,106	0.3
5,413,106	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $5,413,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $5,521,368, due 10/23/14-03/01/48)	5,413,106	0.2
1,588,251	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,588,252, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,620,016, due 12/31/15-06/30/18)	1,588,251	0.1
5,413,106	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $5,413,106, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,521,368, due 10/02/14-10/01/44)	5,413,106	0.2
4,964,421	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $4,964,428, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $5,063,381, due 04/15/16-01/15/29)	4,964,421	0.2
		22,791,990	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
10,609,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,609,000)	10,609,000	0.4

	Total Short-Term Investments
	(Cost $33,400,990)	33,400,990	1.4

	Total Investments in Securities (Cost $1,333,036,456)	$2,334,153,263	101.3
	Liabilities in Excess of Other Assets	(29,045,931)	(1.3)
	Net Assets	$2,305,107,332	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,344,337,499.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,037,302,240
Gross Unrealized Depreciation	(47,486,476)

Net Unrealized Appreciation	$989,815,764

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$2,300,752,273	$–	$–	$2,300,752,273
Short-Term Investments	10,609,000	22,791,990	–	33,400,990
Total Investments, at fair value	$2,311,361,273	$22,791,990	$–	$2,334,153,263
Liabilities Table
Other Financial Instruments+
Futures	$(299,408)	$–	$–	$(299,408)
Total Liabilities	$(299,408)	$–	$–	$(299,408)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuer was considered an affiliate:

	Beginning Market			Change in Unrealized	Ending Market		Realized	Net Capital
	Value at 12/31/13	Purchases at Cost	Sales at Cost	Appreciation/ (Depreciation)	Value at 9/30/14	Investment Income	Gains/ (Losses)	Gain Distributions
Issuer	$1,089,861	$913,528	$(70,821)	$160,807	$2,093,375	$1,117	$20,836	$-
Voya Financial, Inc.	$1,089,861	$913,528	$(70,821)	$160,807	$2,093,375	$1,117	$20,836	$-

Voya Russell™ Mid Cap Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	70	12/19/14	$9,557,800	$(299,408)
			$9,557,800	$(299,408)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$299,408
Total Liability Derivatives		$299,408

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.9%
12,744		AMC Entertainment Holdings, Inc.	$292,985	0.0
44,525	@	American Axle & Manufacturing Holdings, Inc.	746,684	0.1
88,212		American Eagle Outfitters	1,280,838	0.1
13,530		American Public Education, Inc.	365,175	0.0
8,660	@	America’s Car-Mart, Inc.	342,849	0.0
28,730	@	ANN, Inc.	1,181,665	0.1
9,700		Arctic Cat, Inc.	337,754	0.0
18,161	@	Asbury Automotive Group, Inc.	1,169,932	0.1
11,607		Ascent Capital Group, Inc.	698,741	0.1
24,200	@	Barnes & Noble, Inc.	477,708	0.1
21,151	@	Beazer Homes USA, Inc.	354,914	0.0
57,400	@	Belmond Ltd	669,284	0.1
1,045	@	Biglari Holdings, Inc.	355,049	0.0
11,788		BJ’s Restaurants, Inc.	424,250	0.1
19,174		Black Diamond, Inc.	144,955	0.0
34,099		Bloomin’ Brands, Inc.	625,376	0.1
8,580		Blue Nile, Inc.	244,959	0.0
17,276		Bob Evans Farms, Inc.	817,846	0.1
42,154	@	Boyd Gaming Corp.	428,285	0.1
12,050		Bright Horizons Family Solutions, Inc.	506,823	0.1
26,160		Brown Shoe Co., Inc.	709,721	0.1
52,136		Brunswick Corp.	2,197,011	0.2
17,080	L	Buckle, Inc.	775,261	0.1
10,956	@	Buffalo Wild Wings, Inc.	1,471,062	0.2
12,570		Burlington Stores, Inc.	501,040	0.1
18,368	L	Caesars Acquisition Co.	173,945	0.0
29,511	L	Caesars Entertainment Co.	371,248	0.0
44,250		Callaway Golf Co.	320,370	0.0
9,888		Capella Education Co.	618,989	0.1
48,265	@	Career Education Corp.	245,186	0.0
14,596	@	Carmike Cinemas, Inc.	452,184	0.1
21,220		Cato Corp.	731,241	0.1
8,061	@	Cavco Industries, Inc.	548,148	0.1
60,036	L	Central European Media Enterprises Ltd.	135,081	0.0
27,578		Cheesecake Factory	1,254,799	0.1
14,385		Childrens Place Retail Stores, Inc.	685,589	0.1
31,483	@	Christopher & Banks Corp.	311,367	0.0
6,176		Churchill Downs, Inc.	602,160	0.1
9,923		Chuy’s Holdings, Inc.	311,483	0.0
16,687		Citi Trends, Inc.	368,783	0.0
15,220		Columbia Sportswear Co.	544,572	0.1
14,261	@,L	Conn’s, Inc.	431,680	0.1
8,777	L	Container Store Group, Inc.	191,075	0.0
33,611		Cooper Tire & Rubber Co.	964,636	0.1
7,712		Cooper-Standard Holding, Inc.	481,229	0.1
17,343		Core-Mark Holding Co., Inc.	919,873	0.1
12,170		Cracker Barrel Old Country Store	1,255,822	0.1
57,115	@	CROCS, Inc.	718,507	0.1
8,490		CSS Industries, Inc.	205,882	0.0
58,324		Cumulus Media, Inc.	235,046	0.0
87,642		Dana Holding Corp.	1,680,097	0.2
12,933		Del Frisco’s Restaurant Group, Inc.	247,538	0.0
72,660		Denny’s Corp.	510,800	0.1
17,025		Diamond Resorts International, Inc.	387,489	0.0
11,300		DineEquity, Inc.	921,967	0.1
15,828	@	Dorman Products, Inc.	634,070	0.1
13,310		Drew Industries, Inc.	561,549	0.1
25,996	@	Entercom Communications Corp.	208,748	0.0
35,019		Entravision Communications Corp.	138,675	0.0
14,140		Ethan Allen Interiors, Inc.	322,392	0.0
27,795	@	EW Scripps Co.	453,336	0.1
52,906	@	Express, Inc.	825,863	0.1
12,449	@	Federal Mogul Corp.	185,117	0.0
12,900		Fiesta Restaurant Group, Inc.	640,872	0.1
31,690		Finish Line	793,201	0.1
28,949		Five Below, Inc.	1,146,670	0.1
24,628		Francesca’s Holdings Corp.	343,068	0.0
17,890		Fred’s, Inc.	250,460	0.0
13,846		FTD Cos, Inc.	472,287	0.1
14,430	@	Genesco, Inc.	1,078,642	0.1
20,961	@	Gentherm, Inc.	885,183	0.1
10,410	@	G-III Apparel Group Ltd.	862,573	0.1
26,310		Grand Canyon Education, Inc.	1,072,659	0.1
36,936	@	Gray Television, Inc.	291,056	0.0
12,560		Group 1 Automotive, Inc.	913,238	0.1
25,245		Guess?, Inc.	554,633	0.1
27,960		Harte-Hanks, Inc.	178,105	0.0
13,719		Haverty Furniture Cos., Inc.	298,937	0.0
17,470	@	Helen of Troy Ltd.	917,524	0.1
18,578	@	Hibbett Sporting Goods, Inc.	791,980	0.1
52,981		Houghton Mifflin Harcourt Co.	1,029,951	0.1
87,537	@,L	Hovnanian Enterprises, Inc.	321,261	0.0
22,006		HSN, Inc.	1,350,508	0.2
27,872	@	Iconix Brand Group, Inc.	1,029,592	0.1
10,000		International Speedway Corp.	316,400	0.0
26,350		Interval Leisure Group, Inc.	501,967	0.1
14,587	L	iRobot Corp.	444,174	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
15,575	@,L	ITT Educational Services, Inc.	$66,817	0.0
23,016		Jack in the Box, Inc.	1,569,461	0.2
17,637	@	Jamba, Inc.	250,798	0.0
44,000	@	Journal Communications, Inc.	370,920	0.0
17,314		K12, Inc.	276,331	0.0
47,705	L	KB Home	712,713	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	640,068	0.1
12,524		La Quinta Holdings, Inc.	237,831	0.0
7,760	L	Lands’ End, Inc.	319,091	0.0
36,354		La-Z-Boy, Inc.	719,446	0.1
35,914		Leapfrog Enterprises, Inc.	215,125	0.0
45,219	@	Lee Enterprises, Inc.	152,840	0.0
16,500	@	Libbey, Inc.	433,290	0.1
26,590		Life Time Fitness, Inc.	1,341,200	0.1
44,299		LifeLock, Inc.	633,033	0.1
10,685		Lifetime Brands, Inc.	163,587	0.0
10,475		Lithia Motors, Inc.	792,853	0.1
16,495		Lumber Liquidators	946,483	0.1
20,841	@	M/I Homes, Inc.	413,069	0.0
16,980		Marcus Corp.	268,284	0.0
20,700		MarineMax, Inc.	348,795	0.0
19,800		Marriott Vacations Worldwide Corp.	1,255,518	0.1
10,268	L	Mattress Firm Holding Corp.	616,696	0.1
61,320	@	McClatchy Co.	206,035	0.0
20,734		MDC Holdings, Inc.	524,985	0.1
31,783		MDC Partners, Inc.	609,916	0.1
28,919	@	Media General, Inc.	379,128	0.0
27,954		Men’s Wearhouse, Inc.	1,319,988	0.1
19,600		Meredith Corp.	838,880	0.1
21,203	@	Meritage Homes Corp.	752,706	0.1
34,800	@	Modine Manufacturing Co.	413,076	0.0
19,665		Monro Muffler, Inc.	954,342	0.1
29,707		Morgans Hotel Group Co.	239,735	0.0
9,688	@	Motorcar Parts of America, Inc.	263,610	0.0
9,182		Movado Group, Inc.	303,557	0.0
17,222	@	Multimedia Games, Inc.	620,164	0.1
3,750		Nacco Industries, Inc.	186,487	0.0
33,800		National CineMedia, Inc.	490,438	0.1
26,739	@	Nautilus, Inc.	320,066	0.0
65,676		New York Times Co.	736,885	0.1
17,082	L	Nexstar Broadcasting Group, Inc.	690,454	0.1
20,940		Nutri/System, Inc.	321,848	0.0
309,494	@	Office Depot, Inc.	1,590,799	0.2
28,828		Orbitz Worldwide, Inc.	226,876	0.0
12,893	L	Outerwall, Inc.	723,297	0.1
5,833		Oxford Industries, Inc.	355,755	0.0
20,765		Papa John’s International, Inc.	830,392	0.1
42,167		Penn National Gaming, Inc.	472,692	0.1
31,803	@	PEP Boys-Manny Moe & Jack	283,365	0.0

9,760	@	Perry Ellis International, Inc.	198,616	0.0
55,877		Pier 1 Imports, Inc.	664,378	0.1
40,384	@	Pinnacle Entertainment, Inc.	1,013,235	0.1
27,984		Pool Corp.	1,508,897	0.2
19,705	@	Popeyes Louisiana Kitchen, Inc.	798,052	0.1
82,219	@	Quiksilver, Inc.	141,417	0.0
11,200		Red Robin Gourmet Burgers, Inc.	637,280	0.1
36,110		Regis Corp.	576,316	0.1
36,133		Rent-A-Center, Inc.	1,096,637	0.1
7,438	@	Rentrak Corp.	453,272	0.1
16,669		Restoration Hardware Holdings, Inc.	1,326,019	0.1
17,192		RetailMeNot, Inc.	277,823	0.0
47,480	@	Ruby Tuesday, Inc.	279,657	0.0
40,637		Ruth’s Hospitality Group, Inc.	448,632	0.1
29,150		Ryland Group, Inc.	968,946	0.1
17,420		Scholastic Corp.	563,014	0.1
43,559	@	Scientific Games Corp.	469,130	0.1
33,032	@	Select Comfort Corp.	691,029	0.1
16,873	@,L	Sequential Brands Group, Inc.	210,912	0.0
25,209	L	SFX Entertainment, Inc.	126,549	0.0
21,271		Shutterfly, Inc.	1,036,749	0.1
8,251		Shutterstock, Inc.	588,956	0.1
41,816	L	Sinclair Broadcast Group, Inc.	1,090,979	0.1
23,840		Skechers USA, Inc.	1,270,910	0.1
37,267	L	Smith & Wesson Holding Corp.	351,800	0.0
28,341		Sonic Automotive, Inc.	694,638	0.1
38,380		Sonic Corp.	858,177	0.1
38,327		Sotheby’s	1,369,040	0.2
38,830		Spartan Motors, Inc.	181,336	0.0
11,360		Speedway Motorsports, Inc.	193,802	0.0
24,790		Stage Stores, Inc.	424,157	0.1
15,634		Standard Motor Products, Inc.	538,279	0.1
81,533	@	Standard-Pacific Corp.	610,682	0.1
18,726		Stein Mart, Inc.	216,285	0.0
9,780	@	Steiner Leisure Ltd.	367,630	0.0
37,747	@	Steven Madden Ltd.	1,216,586	0.1
22,606		Stoneridge, Inc.	254,770	0.0
7,613	@	Strayer Education, Inc.	455,866	0.1
11,340	L	Sturm Ruger & Co., Inc.	552,145	0.1
15,060		Superior Industries International	264,002	0.0
34,255	@	Tenneco, Inc.	1,791,879	0.2
34,920		Texas Roadhouse, Inc.	972,173	0.1
52,147		Time, Inc.	1,221,804	0.1
10,200		Tower International, Inc.	256,938	0.0
84,608		TRI Pointe Homes, Inc.	1,094,828	0.1
29,465	@	Tuesday Morning Corp.	571,768	0.1
25,872		Tumi Holdings, Inc.	526,495	0.1
12,064	@	Universal Electronics, Inc.	595,600	0.1
19,660		Vail Resorts, Inc.	1,705,702	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
38,425		Valuevision Media, Inc.	$197,120	0.0
14,700		Vera Bradley, Inc.	303,996	0.0
14,688		Vitamin Shoppe, Inc.	652,000	0.1
11,474	L	Weight Watchers International, Inc.	314,847	0.0
7,488		Weyco Group, Inc.	188,024	0.0
5,822	@	William Lyon Homes	128,666	0.0
19,680	@	Winnebago Industries	428,434	0.1
63,306		Wolverine World Wide, Inc.	1,586,448	0.2
23,241	L	World Wrestling Entertainment, Inc.	320,029	0.0
14,550	@	Zumiez, Inc.	408,855	0.0
			119,413,575	12.9

		Consumer Staples: 3.3%
87,940	@	Alliance One International, Inc.	173,242	0.0
17,251		Andersons, Inc.	1,084,743	0.1
9,880		Annie’s, Inc.	453,492	0.1
28,490		B&G Foods, Inc.	784,899	0.1
5,138		Boston Beer Co., Inc.	1,139,403	0.1
44,633		Boulder Brands, Inc.	608,348	0.1
9,570		Calavo Growers, Inc.	431,990	0.1
10,704		Cal-Maine Foods, Inc.	956,188	0.1
20,073		Casey’s General Stores, Inc.	1,439,234	0.2
26,800		Central Garden & Pet Co.	215,472	0.0
32,368	@	Chiquita Brands International, Inc.	459,626	0.1
4,300		Coca-Cola Bottling Co. Consolidated	320,909	0.0
98,295	@	Darling International, Inc.	1,800,764	0.2
39,839		Dean Foods Co.	527,867	0.1
14,680	@	Diamond Foods, Inc.	419,995	0.0
17,090		Elizabeth Arden, Inc.	286,087	0.0
24,251	@	Fresh Del Monte Produce, Inc.	773,607	0.1
21,077		Fresh Market, Inc.	736,220	0.1
36,992	@	Harbinger Group, Inc.	485,335	0.1
33,087	@	IGI Laboratories, Inc.	308,371	0.0
13,062		Ingles Markets, Inc.	309,439	0.0
4,943		Inter Parfums, Inc.	135,932	0.0
10,120		J&J Snack Foods Corp.	946,827	0.1
12,835		Lancaster Colony Corp.	1,094,569	0.1
17,810		Pantry, Inc.	360,296	0.0
19,811		Post Holdings, Inc.	657,329	0.1
29,480		Prestige Brands Holdings, Inc.	954,268	0.1
12,260		Pricesmart, Inc.	1,049,946	0.1
30,017		Roundy’s, Inc.	89,751	0.0
13,371		Sanderson Farms, Inc.	1,175,979	0.1
129	@	Seaboard Corp.	345,074	0.0
8,630	@	Seneca Foods Corp.	246,818	0.0
21,143		Snyders-Lance, Inc.	560,290	0.1
31,824		SpartanNash Co.	618,977	0.1
122,656	@	Supervalu, Inc.	1,096,545	0.1
16,958		Tootsie Roll Industries, Inc.	474,654	0.1
24,648		TreeHouse Foods, Inc.	1,984,164	0.2

28,528	@	United Natural Foods, Inc.	1,753,331	0.2
15,870		Universal Corp.	704,469	0.1
5,050	@,L	USANA Health Sciences, Inc.	371,983	0.0
34,636	L	Vector Group Ltd.	768,226	0.1
10,690		WD-40 Co.	726,492	0.1
8,100		Weis Markets, Inc.	316,143	0.0
			30,147,294	3.3

		Energy: 5.4%
63,428		Abraxas Petroleum Corp.	334,900	0.0
147,009	L	Alpha Natural Resources, Inc.	364,582	0.0
19,800	L	Approach Resources, Inc.	287,100	0.0
157,079	L	Arch Coal, Inc.	333,007	0.0
24,520		Basic Energy Services, Inc.	531,839	0.1
29,660		Bill Barrett Corp.	653,706	0.1
15,804		Bonanza Creek Energy, Inc.	899,248	0.1
121,842	@	BPZ Energy, Inc.	232,718	0.0
20,119		Bristow Group, Inc.	1,351,997	0.2
28,100		C&J Energy Services, Inc.	858,455	0.1
24,825		Callon Petroleum Co.	218,708	0.0
11,418	L	CARBO Ceramics, Inc.	676,288	0.1
23,213		Carrizo Oil & Gas, Inc.	1,249,324	0.1
3,188		Clayton Williams Energy, Inc.	307,483	0.0
41,705	L	Clean Energy Fuels Corp.	325,299	0.0
42,466		Cloud Peak Energy, Inc.	535,921	0.1
31,442		Comstock Resources, Inc.	585,450	0.1
9,120	@	Contango Oil & Gas Co.	303,149	0.0
8,689		Dawson Geophysical Co.	157,966	0.0
28,750		Delek US Holdings, Inc.	952,200	0.1
47,408	L	DHT Holdings, Inc.	292,033	0.0
19,816		Diamondback Energy, Inc.	1,481,840	0.2
40,052	@	Emerald Oil, Inc.	246,320	0.0
6,506		Energy Transfer Partners L.P.	416,319	0.1
60,281	@,L	Energy XXI Bermuda Ltd.	684,189	0.1
15,075		Era Group, Inc.	327,881	0.0
85,783	L	EXCO Resources, Inc.	286,515	0.0
29,636		Exterran Holdings, Inc.	1,313,171	0.1
87,960	@	Forest Oil Corp.	102,913	0.0
26,693		Forum Energy Technologies, Inc.	817,073	0.1
65,066	@,L	Frontline Ltd.	81,983	0.0
25,500		GasLog Ltd.	561,255	0.1
40,606	@	Gastar Exploration, Inc.	238,357	0.0
7,476	@	Geospace Technologies Corp.	262,781	0.0
20,180	@,L	Goodrich Petroleum Corp.	299,068	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
20,723		Green Plains Renewable Energy, Inc.	$774,833	0.1
14,197		Gulfmark Offshore, Inc.	445,076	0.1
143,729	@,L	Halcon Resources Corp.	569,167	0.1
39,196	@	Harvest Natural Resources, Inc.	143,849	0.0
63,629	@	Helix Energy Solutions Group, Inc.	1,403,656	0.2
90,490	L	Hercules Offshore, Inc.	199,078	0.0
17,861		Hornbeck Offshore Services, Inc.	584,591	0.1
84,580	@	ION Geophysical Corp.	235,978	0.0
92,610	@	Key Energy Services, Inc.	448,232	0.1
167,031	@	Kodiak Oil & Gas Corp.	2,266,611	0.3
119,879	@	Magnum Hunter Resources Corp.	667,726	0.1
38,255		Matador Resources Co.	988,892	0.1
21,182	@	Matrix Service Co.	510,910	0.1
116,129	@	McDermott International, Inc.	664,258	0.1
34,000	L	Midstates Petroleum Co., Inc.	171,700	0.0
14,032		Natural Gas Services Group, Inc.	337,750	0.0
53,740	@	Newpark Resources	668,526	0.1
54,579	@	Nordic American Tankers Ltd.	433,903	0.1
15,353		North Atlantic Drilling Ltd.	102,251	0.0
37,232		Northern Oil And Gas, Inc.	529,439	0.1
12,270	L	Nuverra Environmental Solutions, Inc.	180,983	0.0
13,774	@	Pacific Ethanol, Inc.	192,285	0.0
6,090		Panhandle Oil and Gas, Inc.	363,573	0.0
81,074	@	Parker Drilling Co.	400,506	0.1
23,202		Parsley Energy, Inc.	494,899	0.1
20,451		PDC Energy, Inc.	1,028,481	0.1
39,063	@	Penn Virginia Corp.	496,491	0.1
8,960	@	PHI, Inc.	368,704	0.0
47,203		Pioneer Energy Services Corp.	661,786	0.1
90,372	@	Quicksilver Resources, Inc.	54,476	0.0
19,816		Renewable Energy Group, Inc.	201,132	0.0
191,268	@	Rentech, Inc.	327,068	0.0
49,700		Resolute Energy Corp.	311,619	0.0
3,511	@	Rex Stores Corp.	255,882	0.0
26,730		Rex Energy Corp.	338,669	0.0
7,227		RigNet, Inc.	292,332	0.0
14,779	@	Ring Energy, Inc.	217,842	0.0
32,520		Rosetta Resources, Inc.	1,449,091	0.2
13,922		RSP Permian, Inc.	355,846	0.0
21,418		Sanchez Energy Corp.	562,437	0.1
102,253	@	Scorpio Tankers, Inc.	849,722	0.1
8,973	@	SEACOR Holdings, Inc.	671,180	0.1
23,500		SemGroup Corp. - Class A	1,956,845	0.2
32,213	@,L	Ship Finance International Ltd.	545,044	0.1
46,323	L	Solazyme, Inc.	345,570	0.0
26,980		Stone Energy Corp.	846,093	0.1
33,106	@,L	Swift Energy Co.	317,818	0.0
36,120	@	Synergy Resources Corp.	440,303	0.1
19,500		Tesco Corp.	387,075	0.0
50,570	@	Tetra Technologies, Inc.	547,167	0.1
22,307	@	TransAtlantic Petroleum Ltd.	200,540	0.0
42,300	@	Triangle Petroleum Corp.	465,723	0.1
45,370	@	Vaalco Energy, Inc.	385,645	0.0
172,950		Vantage Drilling Co.	219,647	0.0
17,040		W&T Offshore, Inc.	187,440	0.0
73,588		Warren Resources, Inc.	390,016	0.0
32,652		Western Refining, Inc.	1,371,057	0.2
8,682	@	Westmoreland Coal Co.	324,794	0.0
31,833		Willbros Group, Inc.	265,169	0.0
			49,988,414	5.4

		Financials: 23.6%
12,150		1st Source Corp.	346,032	0.0
32,381		1st United Bancorp, Inc.	275,886	0.0
23,696		Acadia Realty Trust	653,536	0.1
36,920	@	Actua Corp.	591,458	0.1
10,318		AG Mortgage Investment Trust, Inc.	183,660	0.0
12,300		Agree Realty Corp.	336,774	0.0
26,349		Alexander & Baldwin, Inc.	947,774	0.1
1,450		Alexander’s, Inc.	542,169	0.1
815	@	Altisource Asset Management Corp.	550,133	0.1
8,433	@	Altisource Portfolio Solutions SA	850,046	0.1
30,762		Altisource Residential Corp.	738,288	0.1
22,329		Ambac Financial Group, Inc.	493,471	0.1
24,200		American Assets Trust, Inc.	797,874	0.1
37,065		American Capital Mortgage Investment Corp.	697,563	0.1
36,920		American Equity Investment Life Holding Co.	844,730	0.1
71,857		American Realty Capital Healthcare Trust, Inc.	753,061	0.1
22,578		American Residential Properties, Inc.	414,081	0.0
23,256		Ameris Bancorp.	510,469	0.1
13,520		Amerisafe, Inc.	528,767	0.1
8,572		Ames National Corp.	191,584	0.0
22,307		AmREIT, Inc.	512,392	0.1
15,040	L	Amtrust Financial Services, Inc.	598,893	0.1
121,265		Anworth Mortgage Asset Corp.	580,859	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	361,330	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,640		Apollo Residential Mortgage, Inc.	$318,475	0.0
19,088	@	Argo Group International Holdings Ltd.	960,317	0.1
1,092		Arlington Asset Investment Corp.	27,748	0.0
19,978		Armada Hoffler Properties, Inc.	181,400	0.0
235,115		ARMOUR Residential REIT, Inc.	905,193	0.1
6,944		Arrow Financial Corp.	174,086	0.0
23,785		Ashford Hospitality Prime, Inc.	362,246	0.0
40,411		Ashford Hospitality Trust, Inc.	413,000	0.0
39,249		Associated Estates Realty Corp.	687,250	0.1
63,180		Astoria Financial Corp.	782,800	0.1
4,900		Aviv REIT, Inc.	129,115	0.0
5,850		Bancfirst Corp.	365,976	0.0
26,950		Bancorp, Inc.	231,500	0.0
49,700		Bancorpsouth, Inc.	1,000,958	0.1
51,475		Bank Mutual Corp.	329,955	0.0
40,560		Bank of the Ozarks, Inc.	1,278,451	0.1
19,721		BankFinancial Corp.	204,704	0.0
15,500		Banner Corp.	596,285	0.1
37,274		BBCN Bancorp, Inc.	543,828	0.1
28,050		Beneficial Mutual Bancorp, Inc.	358,479	0.0
15,227		Berkshire Hills Bancorp., Inc.	357,682	0.0
78,142		BGC Partners, Inc.	580,595	0.1
18,880	@	Banco Latinoamericano de Comercio Exterior SA	579,238	0.1
20,409		BNC Bancorp	319,605	0.0
9,611		BofI Holding, Inc.	698,816	0.1
41,879		Boston Private Financial Holdings, Inc.	518,881	0.1
14,950		OceanFirst Financial Corp.	237,855	0.0
60,248		Brookline Bancorp., Inc.	515,120	0.1
11,800		Bryn Mawr Bank Corp.	334,294	0.0
18,602		Calamos Asset Management, Inc.	209,645	0.0
6,340		Camden National Corp.	221,900	0.0
57,930		Campus Crest Communities, Inc.	370,752	0.0
4,255		Capital Bank Financial Corp.	101,609	0.0
69,929		Capitol Federal Financial, Inc.	826,561	0.1
49,591		Capstead Mortgage Corp.	606,994	0.1
32,821		Cardinal Financial Corp.	560,254	0.1
10,961		CareTrust REIT, Inc.	156,742	0.0
19,248		Cash America International, Inc.	843,062	0.1
49,420		Cathay General Bancorp.	1,227,099	0.1
82,756		Cedar Shopping Centers, Inc.	488,260	0.1
33,707		Centerstate Banks of Florida, Inc.	348,867	0.0

123,877		Chambers Street Properties	932,794	0.1
21,376		Chatham Lodging Trust	493,358	0.1
21,835		Chemical Financial Corp.	587,143	0.1
30,531		Chesapeake Lodging Trust	889,979	0.1
13,382		Citizens & Northern Corp.	254,258	0.0
48,152	@,L	Citizens, Inc.	311,062	0.0
11,240		City Holding Co.	473,541	0.1
10,460		CNB Financial Corp.	164,222	0.0
128,639		CNO Financial Group, Inc.	2,181,717	0.2
40,151		CoBiz Financial, Inc.	448,888	0.1
11,518		Cohen & Steers, Inc.	442,752	0.0
48,522		Colony Financial, Inc.	1,085,922	0.1
35,101		Columbia Banking System, Inc.	870,856	0.1
21,790		Community Bank System, Inc.	731,926	0.1
12,639		Community Trust Bancorp., Inc.	425,050	0.0
4,137		Consolidated-Tomoka Land Co.	203,003	0.0
15,972		Coresite Realty Corp.	525,000	0.1
100,503		Cousins Properties, Inc.	1,201,011	0.1
87,400		Cowen Group, Inc.	327,750	0.0
4,650	@	Credit Acceptance Corp.	586,225	0.1
70,350		CubeSmart	1,264,893	0.1
21,010		Customers Bancorp, Inc.	377,340	0.0
53,420		CVB Financial Corp.	766,577	0.1
8,118		CyrusOne, Inc.	195,157	0.0
110,935		CYS Investments, Inc.	914,104	0.1
155,381		DCT Industrial Trust, Inc.	1,166,911	0.1
107,595		DiamondRock Hospitality Co.	1,364,305	0.1
19,710		Dime Community Bancshares	283,824	0.0
39,230		DuPont Fabros Technology, Inc.	1,060,779	0.1
35,550		Dynex Capital, Inc.	287,244	0.0
17,710	@	Eagle Bancorp, Inc.	563,532	0.1
21,456		EastGroup Properties, Inc.	1,300,019	0.1
69,055		Education Realty Trust, Inc.	709,885	0.1
13,380		eHealth, Inc.	322,859	0.0
50,305		Empire State Realty Trust, Inc.	755,581	0.1
28,430		Employers Holdings, Inc.	547,277	0.1
15,293		Encore Capital Group, Inc.	677,633	0.1
4,049	@	Enstar Group Ltd.	551,960	0.1
18,450		Enterprise Financial Services Corp.	308,484	0.0
17,854		Envestnet, Inc.	803,430	0.1
34,739		EPR Properties	1,760,573	0.2
24,270		Equity One, Inc.	524,960	0.1
13,156		ESB Financial Corp.	153,662	0.0
14,329		Essent Group Ltd.	306,784	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
44,160		EverBank Financial Corp.	$779,866	0.1
16,609		Evercore Partners, Inc.	780,623	0.1
48,782		Excel Trust, Inc.	574,164	0.1
32,960	@	Ezcorp, Inc.	326,634	0.0
9,070		FBL Financial Group, Inc.	405,429	0.0
9,438		Federated National Holding Co.	265,113	0.0
89,123		FelCor Lodging Trust, Inc.	834,191	0.1
28,141		Financial Engines, Inc.	962,844	0.1
66,958		First American Financial Corp.	1,815,901	0.2
64,390	@	First BanCorp/Puerto Rico	305,852	0.0
22,244		First Bancorp.	356,349	0.0
37,230		First Busey Corp.	207,371	0.0
19,850	@	First Cash Financial Services, Inc.	1,111,203	0.1
3,248		First Citizens BancShares, Inc.	703,614	0.1
50,920		First Commonwealth Financial Corp.	427,219	0.0
10,729		First Defiance Financial Corp.	289,790	0.0
38,080		First Financial Bancorp.	602,806	0.1
44,974		First Financial Bankshares, Inc.	1,249,827	0.1
9,230		First Financial Corp.	285,668	0.0
59,110		First Industrial Realty Trust, Inc.	999,550	0.1
1,109		First Interstate Bancsystem, Inc.	29,466	0.0
19,220		First Merchants Corp.	388,436	0.0
48,230		First Midwest Bancorp., Inc.	776,021	0.1
8,811		First NBC Bank Holding Co.	288,560	0.0
53,073		First Potomac Realty Trust	623,608	0.1
100,816		FirstMerit Corp.	1,774,362	0.2
14,217	@	Flagstar Bancorp, Inc.	239,272	0.0
25,800		Flushing Financial Corp.	471,366	0.1
74,062		FNB Corp.	888,003	0.1
26,370		Forestar Real Estate Group, Inc.	467,276	0.1
54,736		Franklin Street Properties Corp.	614,138	0.1
30,316		FXCM, Inc.	480,509	0.1
4,640		GAMCO Investors, Inc.	328,234	0.0
23,009		Getty Realty Corp.	391,153	0.0
76,040		GFI Group, Inc.	411,376	0.0
45,460		Glacier Bancorp., Inc.	1,175,596	0.1
16,494		Gladstone Commercial Corp.	280,233	0.0
80,252		Glimcher Realty Trust	1,086,612	0.1
26,933		Government Properties Income Trust	590,102	0.1
71,208		Gramercy Property Trust Inc.	410,158	0.0
11,490		Great Southern Bancorp., Inc.	348,607	0.0

16,349		Green Dot Corp.	345,618	0.0
15,700		Greenhill & Co., Inc.	729,893	0.1
17,641		Greenlight Capital Re Ltd.	571,745	0.1
46,165		Hancock Holding Co.	1,479,588	0.2
22,000		Hanmi Financial Corp.	443,520	0.1
22,649		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	313,009	0.0
41,636		Hatteras Financial Corp.	747,783	0.1
6,455		HCI Group, Inc.	232,315	0.0
50,340		Healthcare Realty Trust, Inc.	1,192,051	0.1
8,120		Heartland Financial USA, Inc.	193,906	0.0
15,207		Heritage Financial Corp.	240,879	0.0
126,731		Hersha Hospitality Trust	807,276	0.1
22,812		HFF, Inc.	660,407	0.1
46,360		Highwoods Properties, Inc.	1,803,404	0.2
36,020	@	Hilltop Holdings, Inc.	722,201	0.1
26,848		Home Bancshares, Inc.	789,600	0.1
37,848		Home Loan Servicing Solutions Ltd.	801,999	0.1
12,676		HomeStreet, Inc.	216,633	0.0
23,380		HomeTrust Bancshares Inc.	341,582	0.0
26,670		Horace Mann Educators Corp.	760,362	0.1
27,049		Hudson Pacific Properties, Inc.	667,028	0.1
13,993		Hudson Valley Holding Corp.	253,973	0.0
18,090		IBERIABANK Corp.	1,130,806	0.1
19,780		Independent Bank Corp./MI	235,778	0.0
13,110		Independent Bank Corp.	468,289	0.1
7,526		Independent Bank Group, Inc.	357,109	0.0
8,050		Infinity Property & Casualty Corp.	515,281	0.1
56,772		Inland Real Estate Corp.	562,611	0.1
26,956	@	Insmed Inc.	351,776	0.0
35,630		International Bancshares Corp.	878,814	0.1
13,555	@	Intl. FCStone, Inc.	234,773	0.0
83,889		Invesco Mortgage Capital, Inc.	1,318,735	0.1
28,900	@	Investment Technology Group, Inc.	455,464	0.1
181,179		Investors Bancorp, Inc.	1,835,343	0.2
89,225		Investors Real Estate Trust	687,033	0.1
65,110	@	iStar Financial, Inc.	878,985	0.1
64,644	L	Janus Capital Group, Inc.	939,924	0.1
4,087		Kansas City Life Insurance Co.	181,258	0.0
27,019		KCG Holdings, Inc.	273,702	0.0
19,310		Kemper Corp.	659,437	0.1
35,631		Kennedy-Wilson Holdings, Inc.	853,719	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,878		Kite Realty Group Trust	$457,603	0.1
11,670		Lakeland Financial Corp.	437,625	0.0
53,300		LaSalle Hotel Properties	1,824,992	0.2
94,042		Lexington Realty Trust	920,671	0.1
17,999		LTC Properties, Inc.	663,983	0.1
38,507		Mack-Cali Realty Corp.	735,869	0.1
46,900	@	Maiden Holdings Ltd.	519,652	0.1
22,997		MainSource Financial Group, Inc.	396,698	0.0
14,621		Manning & Napier, Inc.	245,487	0.0
22,070		MarketAxess Holdings, Inc.	1,365,250	0.2
34,500		MB Financial, Inc.	954,960	0.1
31,600		Meadowbrook Insurance Group, Inc.	184,860	0.0
81,329		Medical Properties Trust, Inc.	997,094	0.1
5,802		Merchants Bancshares, Inc.	163,558	0.0
191,539	@	MGIC Investment Corp.	1,495,920	0.2
51,598	L	Monmouth Real Estate Investment Corp.	522,172	0.1
28,750	@	Montpelier Re Holdings Ltd.	893,838	0.1
28,242		National Bank Holdings Corp.	539,987	0.1
7,599	L	National Bankshares, Inc.	210,948	0.0
4,869		National General Holdings Corp.	82,237	0.0
15,810		National Health Investors, Inc.	903,383	0.1
6,943		National Interstate Corp.	193,710	0.0
82,810		National Penn Bancshares, Inc.	804,085	0.1
1,665		National Western Life Insurance Co.	411,272	0.0
7,530	@	Navigators Group, Inc.	463,095	0.1
22,730		NBT Bancorp., Inc.	511,880	0.1
15,172		Nelnet, Inc.	653,761	0.1
123,707		New Residential Investment Corp.	721,212	0.1
71,468	L	New York Mortgage Trust, Inc.	516,714	0.1
77,596		New York REIT, Inc.	797,687	0.1
30,588	@	NewBridge Bancorp	232,163	0.0
23,200		NewStar Financial, Inc.	260,768	0.0
34,304		NMI Holdings, Inc.	296,730	0.0
41,053		Northfield Bancorp, Inc./NJ	559,142	0.1
71,570		Northwest Bancshares, Inc.	865,997	0.1
25,727		OFG Bancorp	385,390	0.0
58,330		Old National Bancorp.	756,540	0.1
12,584		OmniAmerican Bancorp, Inc.	327,058	0.0
12,880		One Liberty Properties, Inc.	260,562	0.0
43,575		Oritani Financial Corp.	613,972	0.1
10,800		Federal Agricultural Mortgage Corp.	347,112	0.0

10,535		Owens Realty Mortgage, Inc.	150,124	0.0
7,360	L	Park National Corp.	555,091	0.1
49,699		Park Sterling Corp.	329,504	0.0
27,943		Parkway Properties, Inc.	524,770	0.1
29,605		Pebblebrook Hotel Trust	1,105,451	0.1
43,513		Pennsylvania Real Estate Investment Trust	867,649	0.1
13,668		PennyMac Financial Services, Inc.	200,236	0.0
36,897		Pennymac Mortgage Investment Trust	790,703	0.1
11,671		Peoples Bancorp., Inc.	277,186	0.0
8,246	L	Peoples Financial Services Corp.	379,234	0.0
32,490		PHH Corp.	726,476	0.1
5,160	@	Phoenix Cos, Inc.	289,270	0.0
23,975		Physicians Realty Trust	328,937	0.0
24,286	@	Pico Holdings, Inc.	484,506	0.1
22,580		Pinnacle Financial Partners, Inc.	815,138	0.1
12,430		Piper Jaffray Cos.	649,343	0.1
18,515	@	Platinum Underwriters Holdings Ltd.	1,127,008	0.1
30,135	@	Portfolio Recovery Associates, Inc.	1,573,951	0.2
29,008		Potlatch Corp.	1,166,412	0.1
28,127		Primerica, Inc.	1,356,284	0.1
31,734		PrivateBancorp, Inc.	949,164	0.1
36,100		Prosperity Bancshares, Inc.	2,063,837	0.2
38,970		Provident Financial Services, Inc.	637,939	0.1
10,890		PS Business Parks, Inc.	829,165	0.1
100,750		Radian Group, Inc.	1,436,695	0.2
68,826		RAIT Financial Trust	511,377	0.1
32,772		Ramco-Gershenson Properties	532,545	0.1
55,780		Redwood Trust, Inc.	924,832	0.1
20,115		Renasant Corp.	544,111	0.1
23,617	@	Republic First Bancorp, Inc.	91,870	0.0
103,226		Resource Capital Corp.	502,711	0.1
51,365		Retail Opportunity Investments	755,066	0.1
24,980		RLI Corp.	1,081,384	0.1
65,681		RLJ Lodging Trust	1,869,938	0.2
22,240		Rouse Properties, Inc.	359,621	0.0
24,928		Ryman Hospitality Properties	1,179,094	0.1
15,760		S&T Bancorp, Inc.	369,730	0.0
29,900		Sabra Healthcare REIT, Inc.	727,168	0.1
18,093	@	Safeguard Scientifics, Inc.	332,911	0.0
9,020		Safety Insurance Group, Inc.	486,268	0.1
18,640		Sandy Spring Bancorp, Inc.	426,670	0.0
11,720		Select Income REIT	281,866	0.0
37,990		Selective Insurance Group	841,099	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
25,726		Silver Bay Realty Trust Corp.	$417,018	0.0
11,510		Simmons First National Corp.	443,365	0.1
15,910		South State Corp.	889,687	0.1
14,975	L	Southside Bancshares, Inc.	497,919	0.1
22,124		Southwest Bancorp., Inc.	362,834	0.0
17,240		Sovran Self Storage, Inc.	1,281,966	0.1
14,799		Springleaf Holdings, Inc.	472,532	0.1
35,628	@	St. Joe Co.	710,066	0.1
31,050		STAG Industrial, Inc.	643,046	0.1
17,195		Starwood Waypoint Residential Trust	447,242	0.1
10,080		State Auto Financial Corp.	206,741	0.0
30,400		State Bank Financial Corp.	493,696	0.1
53,121		Sterling Bancorp/DE	679,418	0.1
15,900		Stewart Information Services Corp.	466,665	0.1
37,400	@	Stifel Financial Corp.	1,753,686	0.2
10,540		Stock Yards Bancorp, Inc.	317,254	0.0
122,220	@	Strategic Hotel Capital, Inc.	1,423,863	0.2
51,755		Summit Hotel Properties, Inc.	557,919	0.1
27,117		Sun Communities, Inc.	1,369,409	0.2
101,888		Sunstone Hotel Investors, Inc.	1,408,092	0.2
128,973		Susquehanna Bancshares, Inc.	1,289,730	0.1
31,227	@	SWS Group, Inc.	215,154	0.0
36,459		Symetra Financial Corp.	850,588	0.1
8,290	@	Tejon Ranch Co.	232,452	0.0
27,719		Terreno Realty Corp.	521,949	0.1
9,593		Territorial Bancorp, Inc.	194,642	0.0
20,188		Texas Capital Bancshares, Inc.	1,164,444	0.1
48,247		The Geo Group, Inc.	1,844,000	0.2
15,009		Third Point Reinsurance Ltd.	218,381	0.0
14,005		Tompkins Financial Corp.	617,340	0.1
17,056		TowneBank	231,620	0.0
10,390		Trico Bancshares	235,022	0.0
50,250		Trustco Bank Corp.	323,610	0.0
45,950		Trustmark Corp.	1,058,458	0.1
23,310		UMB Financial Corp.	1,271,561	0.1
18,382		UMH Properties, Inc.	174,629	0.0
107,699		Umpqua Holdings Corp.	1,773,803	0.2
25,009		Union Bankshares Corp.	577,708	0.1
31,141		United Bankshares, Inc.	963,191	0.1
26,781		United Community Banks, Inc./GA	440,815	0.0
56,329		United Community Financial Corp.	263,620	0.0
50,448		United Financial Bancorp, Inc.	640,185	0.1
18,520		United Fire Group, Inc.	514,300	0.1
12,372		Universal Health Realty Income Trust	515,665	0.1
16,204		Universal Insurance Holdings, Inc.	209,518	0.0
14,960		Univest Corp. of Pennsylvania	280,500	0.0
14,040		Urstadt Biddle Properties, Inc.	285,012	0.0
87,858	L	Valley National Bancorp.	851,344	0.1
21,924		ViewPoint Financial Group	524,861	0.1
4,466		Virtus Investment Partners	775,744	0.1
23,971	@,L	Walter Investment Management Corp.	526,163	0.1
46,140		Washington Federal, Inc.	939,410	0.1
42,240		Washington Real Estate Investment Trust	1,072,051	0.1
11,810		Washington Trust Bancorp, Inc.	389,612	0.0
28,279		Waterstone Financial, Inc.	326,622	0.0
51,760		Webster Financial Corp.	1,508,286	0.2
16,970		WesBanco, Inc.	519,112	0.1
19,296	L	Westamerica Bancorp.	897,650	0.1
44,440		Western Alliance Bancorp.	1,062,116	0.1
17,344		Western Asset Mortgage Capital Corp.	256,344	0.0
7,950		Westwood Holdings Group, Inc.	450,686	0.1
20,725		Whitestone REIT	288,907	0.0
65,501		Wilshire Bancorp., Inc.	604,574	0.1
20,940		Wintrust Financial Corp.	935,390	0.1
60,572	L	WisdomTree Investments, Inc.	689,309	0.1
6,593	@	World Acceptance, Corp.	445,028	0.1
6,380		WSFS Financial Corp.	456,872	0.1
14,358	@	Yadkin Financial Corporation	260,741	0.0
			217,300,476	23.6

		Health Care: 13.2%
12,180		Abaxism, Inc.	617,648	0.1
24,667	@,L	Abiomed, Inc.	612,482	0.1
19,415		Acadia Healthcare Co., Inc.	941,627	0.1
43,109		Acadia Pharmaceuticals, Inc.	1,067,379	0.1
12,226	@,L	Accelerate Diagnostics, Inc.	262,614	0.0
8,951		Acceleron Pharma, Inc.	270,678	0.0
48,503	L	Accuray, Inc.	352,132	0.0
60,843		Achillion Pharmaceuticals, Inc.	607,213	0.1
26,160		Acorda Therapeutics, Inc.	886,301	0.1
18,253	L	Aegerion Pharmaceuticals, Inc.	609,285	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
6,347		Aerie Pharmaceuticals, Inc.	$131,319	0.0
54,581	@	Affymetrix, Inc.	435,556	0.1
57,596	@	Agenus, Inc.	179,124	0.0
7,616		Agios Pharmaceuticals, Inc.	467,242	0.1
23,527	@	Air Methods Corp.	1,306,925	0.1
34,358	@	Akorn, Inc.	1,246,165	0.1
18,589	@	Albany Molecular Research, Inc.	410,259	0.1
17,940	@	AMAG Pharmaceuticals, Inc.	572,465	0.1
19,241	@	Amedisys, Inc.	388,091	0.1
32,510		AMN Healthcare Services, Inc.	510,407	0.1
28,004	@,L	Ampio Pharmaceuticals, Inc.	98,854	0.0
24,361	@	Amsurg Corp.	1,219,268	0.1
21,318		Anacor Pharmaceuticals, Inc.	521,651	0.1
7,800		Analogic Corp.	498,888	0.1
18,000		Angiodynamics, Inc.	246,960	0.0
9,319		Anika Therapeutics, Inc.	341,635	0.0
93,600	@,L	Antares Pharma, Inc.	171,288	0.0
15,920		Aratana Therapeutics, Inc.	159,837	0.0
137,629	L	Arena Pharmaceuticals, Inc.	576,666	0.1
90,880	L	Ariad Pharmaceuticals, Inc.	490,752	0.1
77,330		Array Biopharma, Inc.	276,068	0.0
30,115	@,L	Arrowhead Research Corp.	444,799	0.1
25,448		AtriCure, Inc.	374,595	0.0
830		Atrion Corp.	253,158	0.0
31,015	L	Auxilium Pharmaceuticals, Inc.	925,798	0.1
96,224	@	AVANIR Pharmaceuticals, Inc.	1,146,990	0.1
44,615		BioScrip, Inc.	308,290	0.0
40,197		BioCryst Pharmaceuticals, Inc.	393,127	0.1
22,707		BioDelivery Sciences International, Inc.	388,063	0.1
68,543	L	Bio-Path Holdings, Inc.	137,771	0.0
13,276	@	Bio-Reference Labs, Inc.	372,525	0.0
10,864		Bluebird Bio, Inc.	389,800	0.1
23,461	@	Cambrex Corp.	438,251	0.1
17,352		Cantel Medical Corp.	596,562	0.1
21,680		Capital Senior Living Corp.	460,266	0.1
15,613	@	Cardiovascular Systems, Inc.	368,935	0.0
27,604	@	Catalent, Inc.	690,859	0.1
48,389	@	Celldex Therapeutics, Inc.	627,121	0.1
40,600		Cepheid, Inc.	1,787,618	0.2
68,989	L	Cerus Corp.	276,646	0.0
11,263	L	Chemed Corp.	1,158,963	0.1
15,904		Chimerix, Inc.	439,268	0.1
12,980		Clinical Data, Inc.	–	–
13,543		Clovis Oncology, Inc.	614,310	0.1

7,230		Computer Programs & Systems, Inc.	415,653	0.1
19,440		Conmed Corp.	716,170	0.1
7,800	@	Corvel Corp.	265,590	0.0
31,350		CryoLife, Inc.	309,424	0.0
114,959	@,L	CTI BioPharma Corp.	278,201	0.0
16,790		Cyberonics	858,976	0.1
20,237		Cynosure, Inc.	424,977	0.1
42,952	@,L	CytRx Corp.	109,098	0.0
134,297	L	Dendreon Corp.	193,388	0.0
42,555		Depomed, Inc.	646,410	0.1
39,709		DexCom, Inc.	1,587,963	0.2
84,611		Dyax Corp.	856,263	0.1
171,154		Dynavax Technologies Corp.	244,750	0.0
21,004		Emergent Biosolutions, Inc.	447,595	0.1
5,290		Enanta Pharmaceuticals, Inc.	209,325	0.0
23,200	L	Endocyte, Inc.	141,056	0.0
36,630		Endologix, Inc.	388,278	0.1
10,961		Ensign Group, Inc.	381,443	0.0
7,801	L	Epizyme, Inc.	211,485	0.0
47,453	@,L	Exact Sciences Corp.	919,639	0.1
10,008	@	Exactech, Inc.	229,083	0.0
23,608		ExamWorks Group, Inc.	773,162	0.1
114,667		Exelixis, Inc.	175,441	0.0
12,705		FivePrime Therapeutics, Inc.	149,030	0.0
21,407		Fluidigm Corp.	524,471	0.1
8,166	L	Foundation Medicine, Inc.	154,827	0.0
5,252		Furiex Pharmaceuticals, Inc. - CVR	51,312	0.0
13,649	@,L	Galectin Therapeutics, Inc.	68,654	0.0
103,585	@,L	Galena Biopharma, Inc.	213,385	0.0
22,809		GenMark Diagnostics, Inc.	204,597	0.0
9,840	L	Genomic Health, Inc.	278,570	0.0
22,783	@	Gentiva Health Services, Inc.	382,299	0.0
119,704	L	Geron Corp.	239,408	0.0
28,462		Globus Medical Inc	559,848	0.1
15,180		Greatbatch, Inc.	646,820	0.1
35,091	@	Haemonetics Corp.	1,225,378	0.1
60,782	@	Halozyme Therapeutics, Inc.	553,116	0.1
17,968	@	Hanger Orthopedic Group, Inc.	368,703	0.0
54,118		Healthsouth Corp.	1,996,954	0.2
13,424		HealthStream, Inc.	322,310	0.0
24,120	@	Healthways, Inc.	386,402	0.0
8,408		HeartWare International, Inc.	652,713	0.1
17,249		Heron Therapeutics, Inc.	143,684	0.0
53,145	@	HMS Holdings Corp.	1,001,783	0.1
41,925	L	Horizon Pharma PLC	514,839	0.1
8,542		Hyperion Therapeutics, Inc.	215,429	0.0
6,580	@	ICU Medical, Inc.	422,304	0.1
47,705	L	Immunogen, Inc.	505,196	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
61,662	@,L	Immunomedics, Inc.	$229,383	0.0
45,868		Impax Laboratories, Inc.	1,087,530	0.1
33,630	@	Infinity Pharmaceuticals, Inc.	451,315	0.1
35,380	L	Inovio Pharmaceuticals, Inc.	348,493	0.0
28,243		Insulet Corp.	1,040,755	0.1
5,321	L	Insys Therapeutics, Inc.	206,348	0.0
12,830	@	Integra LifeSciences Holdings Corp.	636,881	0.1
12,331	L	Intra-Cellular Therapies, Inc.	169,058	0.0
18,800	L	Intrexon Corp.	349,304	0.0
19,460		Invacare Corp.	229,823	0.0
12,070		IPC The Hospitalist Co., Inc.	540,615	0.1
65,373		Ironwood Pharmaceuticals, Inc.	846,907	0.1
66,412	L	Isis Pharmaceuticals, Inc.	2,578,778	0.3
6,651	L	Karyopharm Therapeutics, Inc.	232,386	0.0
54,700	L	Keryx Biopharmaceuticals, Inc.	752,125	0.1
33,956		Kindred Healthcare, Inc.	658,746	0.1
10,313	L	KYTHERA Biopharmaceuticals, Inc.	337,854	0.0
7,080		Landauer, Inc.	233,711	0.0
16,416	@	Lannett Co., Inc.	749,883	0.1
8,751		LDR Holding Corp.	272,419	0.0
139,200		Lexicon Genetics, Inc.	196,272	0.0
13,524	@	Ligand Pharmaceuticals, Inc.	635,493	0.1
24,304		Luminex Corp.	473,928	0.1
11,625		MacroGenics, Inc.	242,962	0.0
16,370		Magellan Health Services, Inc.	895,930	0.1
124,651	L	MannKind Corp.	736,687	0.1
32,134	@	Masimo Corp.	683,812	0.1
35,730		MedAssets, Inc.	740,326	0.1
32,142		Medicines Co.	717,409	0.1
30,478		Medidata Solutions, Inc.	1,349,871	0.2
28,590		Meridian Bioscience, Inc.	505,757	0.1
19,212	@	Merit Medical Systems, Inc.	228,239	0.0
68,187	L	Merrimack Pharmaceutical, Inc.	598,682	0.1
63,273	@	MiMedx Group Inc.	451,136	0.1
12,412	@	Molina Healthcare, Inc.	525,028	0.1
30,881		Momenta Pharmaceuticals, Inc.	350,191	0.0
8,290		MWI Veterinary Supply, Inc.	1,230,236	0.1
39,869	@,L	NanoViricides, Inc.	119,607	0.0
5,070		National Healthcare Corp.	281,436	0.0
21,918		Natus Medical, Inc.	646,800	0.1
112,043		Navidea Biopharmaceuticals, Inc.	147,897	0.0
68,822	@	Nektar Therapeutics	830,682	0.1
22,522		Neogen Corp.	889,619	0.1

45,254	L	Neuralstem, Inc.	148,433	0.0
40,383	@	Neurocrine Biosciences, Inc.	632,802	0.1
13,166	L	NewLink Genetics Corp.	282,016	0.0
27,646	@,L	Northwest Biotherapeutics, Inc.	139,059	0.0
143,350	L	Novavax, Inc.	597,769	0.1
59,298		NPS Pharmaceuticals, Inc.	1,541,748	0.2
26,480		NuVasive, Inc.	923,358	0.1
35,591		NxStage Medical, Inc.	467,310	0.1
21,600	L	Omeros Corp.	274,752	0.0
25,370		Omnicell, Inc.	693,362	0.1
8,652	L	OncoMed Pharmaceuticals, Inc.	163,782	0.0
61,046	@	Oncothyreon, Inc.	117,208	0.0
7,157	L	Ophthotech Corp.	278,622	0.0
113,794	L	Opko Health, Inc.	968,387	0.1
40,441	@	OraSure Technologies, Inc.	291,984	0.0
61,907	L	Orexigen Therapeutics, Inc.	263,724	0.0
36,578	@,L	Organovo Holdings, Inc.	233,002	0.0
10,580	@	Orthofix International NV	327,557	0.0
12,822	L	Osiris Therapeutics, Inc.	161,429	0.0
37,964		Owens & Minor, Inc.	1,242,941	0.1
51,607		Pacific Biosciences of California, Inc.	253,390	0.0
18,755		Pacira Pharmaceuticals, Inc./DE	1,817,735	0.2
32,617	@	Pain Therapeutics, Inc.	127,532	0.0
32,567	@	Parexel International Corp.	2,054,652	0.2
91,630	L	PDL BioPharma, Inc.	684,476	0.1
134,571	@,L	Peregrine Pharmaceuticals, Inc.	183,017	0.0
23,943	@	Pernix Therapeutics Holdings, Inc.	183,882	0.0
19,410		PharMerica Corp.	474,186	0.1
9,150		Phibro Animal Health Corp.	205,051	0.0
7,021	@,L	PhotoMedex, Inc.	43,530	0.0
20,097		Portola Pharmaceuticals, Inc.	508,052	0.1
45,141		Progenics Pharmaceuticals, Inc.	234,282	0.0
13,212		Prothena Corp. PLC	292,778	0.0
8,295		Providence Service Corp.	401,312	0.1
12,970		PTC Therapeutics, Inc.	570,810	0.1
13,804		Puma Biotechnology, Inc.	3,293,220	0.4
25,280		Quality Systems, Inc.	348,106	0.0
15,810		Quidel Corp.	424,815	0.1
26,711	@	RadNet, Inc.	176,827	0.0
42,769	@,L	Raptor Pharmaceutical Corp.	410,155	0.1
8,856		Receptos, Inc.	550,046	0.1
9,545	L	Relypsa, Inc.	201,304	0.0
15,968		Repligen Corp.	317,923	0.0
18,253	@,L	Repros Therapeutics, Inc.	180,705	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,292	@,L	Retrophin, Inc.	$137,934	0.0
94,565	@	Rigel Pharmaceuticals, Inc.	183,456	0.0
24,337	L	Rockwell Medical Technologies, Inc.	222,440	0.0
60,380		RTI Biologics, Inc.	288,616	0.0
14,215		Sagent Pharmaceuticals, Inc.	442,087	0.1
46,313		Sangamo Biosciences, Inc.	499,486	0.1
22,534	@,L	Sarepta Therapeutics, Inc.	475,467	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	254,241	0.0
33,448		Select Medical Holdings Corp.	402,379	0.1
82,971	@,L	Sequenom, Inc.	246,424	0.0
23,433		Spectranetics Corp.	622,615	0.1
42,460	@,L	Spectrum Pharmaceuticals, Inc.	345,624	0.0
28,028	@	Staar Surgical Co.	297,938	0.0
34,545		Steris Corp.	1,864,048	0.2
38,357	@,L	Sunesis Pharmaceuticals, Inc.	273,869	0.0
20,308		Supernus Pharmaceuticals, Inc.	176,477	0.0
15,270	@	SurModics, Inc.	277,303	0.0
11,737	@,L	Synageva BioPharma Corp.	807,271	0.1
61,742	L	Synergy Pharmaceuticals, Inc.	171,951	0.0
35,831		Team Health Holdings, Inc.	2,077,840	0.2
10,929	L	Tesaro, Inc.	294,209	0.0
16,889		Tetraphase Pharmaceuticals, Inc.	336,936	0.0
19,552	@,L	TG Therapeutics, Inc.	208,620	0.0
67,745	@	TherapeuticsMD, Inc.	314,337	0.0
12,422	@,L	Theravance Biopharma, Inc.	286,327	0.0
44,987	L	Theravance, Inc.	768,828	0.1
27,802	@	Thoratec Corp.	743,147	0.1
42,200	@	Threshold Pharmaceuticals, Inc.	152,342	0.0
15,948	@	Tornier NV	381,157	0.0
12,570		Triple-S Management Corp.	250,143	0.0
42,590		Trius Therapeutics, Inc. - CVR	–	–
81,911	L	Unilife Corp.	187,986	0.0
25,820	@	Universal American Corp./NY	207,593	0.0
23,897	L	Vanda Pharmaceuticals, Inc.	248,051	0.0
18,783		Vascular Solutions, Inc.	463,940	0.1
66,260	@,L	Vivus, Inc.	255,764	0.0
18,536		Vocera Communications, Inc.	149,586	0.0
33,090		Volcano Corp.	352,078	0.0
24,980		WellCare Health Plans, Inc.	1,507,293	0.2
43,520		West Pharmaceutical Services, Inc.	1,947,955	0.2

22,600		Wright Medical Group, Inc.	684,780	0.1
49,672		Xenoport, Inc.	267,235	0.0
53,900	@	XOMA Corp.	226,919	0.0
16,637		Zeltiq Aesthetics, Inc.	376,495	0.0
50,886	@,L	ZIOPHARM Oncology, Inc.	134,339	0.0
99,691		Zogenix, Inc.	114,645	0.0
			121,681,412	13.2

		Industrials: 14.0%
28,945		AAON, Inc.	492,354	0.1
23,620		AAR Corp.	570,423	0.1
38,550		ABM Industries, Inc.	990,349	0.1
28,744		Acacia Research - Acacia Technologies	444,957	0.1
74,560	@	ACCO Brands Corp.	514,464	0.1
14,169		Aceto Corp.	273,745	0.0
39,098		Actuant Corp.	1,193,271	0.1
19,434	@	Advisory Board Co.	905,430	0.1
28,790		Aegion Corp.	640,577	0.1
9,760		Aerovironment, Inc.	293,483	0.0
49,380		Air Transport Services Group, Inc.	359,486	0.0
37,246		Aircastle Ltd.	609,345	0.1
5,200		Alamo Group, Inc.	213,200	0.0
15,490		Albany International Corp.	527,280	0.1
7,663		Allegiant Travel Co.	947,607	0.1
17,130		Altra Holdings, Inc.	499,511	0.1
2,960		American Railcar Industries, Inc.	218,803	0.0
6,960		American Science & Engineering, Inc.	385,445	0.0
8,840	@	American Woodmark Corp.	325,842	0.0
18,700		Apogee Enterprises, Inc.	744,260	0.1
27,050		Applied Industrial Technologies, Inc.	1,234,832	0.1
16,173		ArcBest Corp.	603,253	0.1
10,747		Argan, Inc.	358,735	0.0
15,410		Astec Industries, Inc.	562,003	0.1
7,038	@	Astronics Corp.	335,572	0.0
17,479		Atlas Air Worldwide Holdings, Inc.	577,157	0.1
16,120		AZZ, Inc.	673,332	0.1
33,000		Barnes Group, Inc.	1,001,550	0.1
6,797		Barrett Business Services, Inc.	268,414	0.0
27,280	@	Beacon Roofing Supply, Inc.	695,094	0.1
24,942		Belden CDT, Inc.	1,596,787	0.2
32,450		Blount International, Inc.	490,968	0.1
36,162		Brady Corp.	811,475	0.1
27,270		Briggs & Stratton Corp.	491,405	0.1
32,200		Brink’s Co.	774,088	0.1
50,613	@	Builders FirstSource, Inc.	275,841	0.0
11,800		CAI International, Inc.	228,330	0.0
292,618		Capstone Turbine Corp.	313,101	0.0
33,580	@	CBIZ, Inc.	264,275	0.0
13,670		Celadon Group, Inc.	265,881	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,720		Chart Industries, Inc.	$1,083,224	0.1
11,530		CIRCOR International, Inc.	776,315	0.1
43,090		Civeo Corp.	500,275	0.1
29,817		Clarcor, Inc.	1,880,856	0.2
18,040		Columbus McKinnon Corp.	396,700	0.0
27,280		Comfort Systems USA, Inc.	369,644	0.0
21,580		Corporate Executive Board Co.	1,296,311	0.1
9,520		Cubic Corp.	445,536	0.1
27,520		Curtiss-Wright Corp.	1,814,118	0.2
30,039		Deluxe Corp.	1,656,951	0.2
40,930	@	DigitalGlobe, Inc.	1,166,505	0.1
25,217		Douglas Dynamics, Inc.	491,731	0.1
5,069	@	DXP Enterprises, Inc.	373,484	0.0
19,803	@	Dycom Industries, Inc.	608,150	0.1
14,560		Dynamic Materials Corp.	277,368	0.0
11,600		Echo Global Logistics, Inc.	273,180	0.0
17,124	@	Eclipse Resouces Corp	284,558	0.0
40,209		EMCOR Group, Inc.	1,606,752	0.2
13,610		Encore Wire Corp.	504,795	0.1
19,488		Enernoc, Inc.	330,516	0.0
26,840		EnerSys	1,573,898	0.2
12,271		Engility Holdings, Inc.	382,487	0.0
17,520		Ennis, Inc.	230,738	0.0
12,440		EnPro Industries, Inc.	752,993	0.1
15,700		ESCO Technologies, Inc.	546,046	0.1
17,601	@	Esterline Technologies Corp.	1,958,463	0.2
6,193	L	ExOne Co/The	129,372	0.0
8,190		Exponent, Inc.	580,507	0.1
42,240		Federal Signal Corp.	559,258	0.1
18,770		Forward Air Corp.	841,459	0.1
32,240		Franklin Electric Co., Inc.	1,120,018	0.1
21,822	@	FTI Consulting, Inc.	762,897	0.1
139,140	@,L	FuelCell Energy, Inc.	290,803	0.0
42,039	@	Furmanite Corp.	284,184	0.0
10,950		G&K Services, Inc.	606,411	0.1
40,151	@,L	Gencorp, Inc.	641,211	0.1
34,886	@	Generac Holdings, Inc.	1,414,278	0.2
20,250		General Cable Corp.	305,370	0.0
24,989	@	Gibraltar Industries, Inc.	342,099	0.0
15,448		Global Power Equipment Group, Inc.	230,175	0.0
14,265		Gorman-Rupp Co.	428,521	0.1
70,557		GrafTech International Ltd.	323,151	0.0
11,059		Graham Corp.	317,946	0.0
18,976		Granite Construction, Inc.	603,627	0.1
41,440		Great Lakes Dredge & Dock Corp.	256,099	0.0
14,870	L	Greenbrier Cos., Inc.	1,091,161	0.1
21,230		Griffon Corp.	241,810	0.0
20,731		H&E Equipment Services, Inc.	835,045	0.1
36,429		Harsco Corp.	779,945	0.1

30,060		Hawaiian Holdings, Inc.	404,307	0.0
35,233		Healthcare Services Group	1,008,016	0.1
36,890		Heartland Express, Inc.	883,884	0.1
38,425		Heico Corp.	1,794,448	0.2
14,690		Heidrick & Struggles International, Inc.	301,733	0.0
39,030		Herman Miller, Inc.	1,165,046	0.1
28,900		Hillenbrand, Inc.	892,721	0.1
30,409		HNI, Corp.	1,094,420	0.1
19,329		Houston Wire & Cable Co.	231,561	0.0
26,546	@	HUB Group, Inc.	1,075,909	0.1
14,550		Huron Consulting Group, Inc.	887,114	0.1
5,379		Hyster-Yale Materials Handling, Inc.	385,244	0.0
3,750		Hyster-Yale Materials Handling, Inc. - B shares	268,575	0.0
13,357		ICF International, Inc.	411,262	0.0
32,624		Innerworkings, Inc.	263,928	0.0
13,880		Insperity, Inc.	379,479	0.0
20,365		Insteel Industries, Inc.	418,704	0.0
33,570		Interface, Inc.	541,820	0.1
135,549	@	JetBlue Airways Corp.	1,439,530	0.2
17,870		John Bean Technologies Corp.	502,683	0.1
8,640		Kadant, Inc.	337,392	0.0
15,500		Kaman Corp.	609,150	0.1
15,330		Kelly Services, Inc.	240,221	0.0
29,295	L	Keyw Holding Corp.	324,296	0.0
24,730		Kforce, Inc.	483,966	0.1
22,680		Kimball International, Inc.	341,334	0.0
32,001		Knight Transportation, Inc.	876,507	0.1
17,848		Knightsbridge Tankers Ltd.	157,955	0.0
31,040		Knoll, Inc.	537,302	0.1
27,230		Korn/Ferry International	678,027	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	295,207	0.0
9,169		LB Foster Co.	421,224	0.1
9,228	L	Lindsay Manufacturing Co.	689,793	0.1
14,100		Marten Transport Ltd.	251,121	0.0
13,858	@	Masonite International Corp.	767,456	0.1
31,615	@	Mastec, Inc.	968,051	0.1
21,153		Matson, Inc.	529,460	0.1
21,893		Matthews International Corp.	960,884	0.1
15,580		McGrath Rentcorp	532,836	0.1
60,155	@	Meritor, Inc.	652,682	0.1
12,750		Miller Industries, Inc.	215,475	0.0
23,730		Mobile Mini, Inc.	829,838	0.1
26,000	@	Moog, Inc.	1,778,400	0.2
15,920		MSA Safety, Inc.	786,448	0.1
33,804		Mueller Industries, Inc.	964,766	0.1
105,540		Mueller Water Products, Inc.	873,871	0.1
10,100		Multi-Color Corp.	459,348	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,990		MYR Group, Inc./Delaware	$409,119	0.0
3,760	L	National Presto Industries, Inc.	228,270	0.0
32,770	@	Navigant Consulting, Inc.	455,831	0.1
42,187	@,L	Navios Maritime Holdings, Inc.	253,122	0.0
9,339	@	NCI Building Systems, Inc.	181,177	0.0
6,000		Nortek, Inc.	447,000	0.1
10,581		Northwest Pipe Co.	360,812	0.0
27,880	@	On Assignment, Inc.	748,578	0.1
39,439		Orbital Sciences Corp.	1,096,404	0.1
30,527		Orion Marine Group, Inc.	304,659	0.0
4,259		Park-Ohio Holdings Corp.	203,836	0.0
23,691		PGT, Inc.	220,800	0.0
98,190	@,L	Plug Power, Inc.	450,692	0.1
26,472		Polypore International, Inc.	1,030,026	0.1
7,301		Powell Industries, Inc.	298,319	0.0
17,527	@	PowerSecure International, Inc.	167,909	0.0
18,117		Primoris Services Corp.	486,260	0.1
11,384		Proto Labs, Inc.	785,496	0.1
20,157		Quad/Graphics, Inc.	388,022	0.0
23,080		Quality Distribution, Inc.	294,962	0.0
22,771		Quanex Building Products Corp.	411,927	0.0
20,465		Raven Industries, Inc.	499,346	0.1
13,000		RBC Bearings, Inc.	737,100	0.1
31,416		Republic Airways Holdings, Inc.	349,032	0.0
29,940		Resources Connection, Inc.	417,364	0.0
33,783		Rexnord Corp.	961,126	0.1
15,000		Roadrunner Transportation Systems, Inc.	341,850	0.0
20,600		RPX Corp.	282,838	0.0
20,400	@	Rush Enterprises, Inc. - Class A	682,380	0.1
12,092	@	Saia, Inc.	599,280	0.1
79,941		Scorpio Bulkers Inc.	465,257	0.1
24,810		Simpson Manufacturing Co., Inc.	723,212	0.1
38,449		Skywest, Inc.	299,133	0.0
11,040	@	SP Plus Corp.	209,318	0.0
8,050		Standex International Corp.	596,827	0.1
37,977		Steelcase, Inc.	614,848	0.1
11,967		Sun Hydraulics Corp.	449,840	0.1
43,126		Swift Transportation Co.	904,783	0.1
15,174		TAL International Group, Inc.	625,928	0.1
36,685	@	Taser International, Inc.	566,416	0.1
12,204	@	Team, Inc.	462,654	0.1
20,743		Teledyne Technologies, Inc.	1,950,049	0.2
11,980		Tennant Co.	803,738	0.1
42,050		Tetra Tech, Inc.	1,050,409	0.1
9,409	@	Textainer Group Holdings Ltd.	292,808	0.0
17,256		Thermon Group Holdings, Inc.	421,392	0.1
29,635		Titan International, Inc.	350,286	0.0
14,540	L	Titan Machinery, Inc.	188,875	0.0
18,466		Trex Co., Inc.	638,370	0.1
22,953		Trimas Corp.	558,446	0.1
27,520	@	TrueBlue, Inc.	695,155	0.1
26,380	@	Tutor Perini Corp.	696,432	0.1
8,891		Twin Disc, Inc.	239,701	0.0
9,290		Unifirst Corp.	897,321	0.1
27,569		United Stationers, Inc.	1,035,767	0.1
11,469		Universal Forest Products, Inc.	489,841	0.1
14,110		US Ecology, Inc.	659,784	0.1
42,645	@	UTI Worldwide, Inc.	453,316	0.1
17,360		Viad Corp.	358,484	0.0
4,454		VSE Corp.	218,335	0.0
43,200	@	Wabash National Corp.	575,424	0.1
18,499		WageWorks, Inc.	842,259	0.1
14,261		Watsco, Inc.	1,229,013	0.1
17,594		Watts Water Technologies, Inc.	1,024,851	0.1
23,410		Werner Enterprises, Inc.	589,932	0.1
20,633		Wesco Aircraft Holdings, Inc.	359,014	0.0
13,299		West Corp.	391,789	0.0
37,622		Woodward Governor Co.	1,791,560	0.2
27,878	@,L	XPO Logistics, Inc.	1,050,164	0.1
18,733	@	YRC Worldwide, Inc.	380,655	0.0
			128,697,183	14.0

		Information Technology: 17.6%
67,800		ACI Worldwide, Inc.	1,271,928	0.1
44,230	@	Actuate Corp.	172,497	0.0
44,800	@	Acxiom Corp.	741,440	0.1
37,395		Adtran, Inc.	767,719	0.1
21,387		Advanced Energy Industries, Inc.	401,862	0.0
23,323		Advent Software, Inc.	736,074	0.1
14,667	@	Agilysys, Inc.	172,044	0.0
15,546	L	Ambarella Inc	678,894	0.1
25,970		American Software, Inc.	229,055	0.0
31,120		Amkor Technology, Inc.	261,719	0.0
28,307	L	Angie’s List, Inc.	180,316	0.0
15,009		Anixter International, Inc.	1,273,364	0.1
54,085	@	Applied Micro Circuits Corp.	378,595	0.0
9,348		Applied Optoelectronics, Inc.	150,503	0.0
60,821		Aruba Networks, Inc.	1,312,517	0.1
54,450	@	Aspen Technology, Inc.	2,053,854	0.2
18,190	@	AVG Technologies	301,590	0.0
9,820		Badger Meter, Inc.	495,419	0.1
35,782		Bankrate, Inc.	406,484	0.1
33,605	L	Bazaarvoice, Inc.	248,341	0.0
35,200	@	Benchmark Electronics, Inc.	781,792	0.1
10,080		Black Box Corp.	235,066	0.0
28,960		Blackbaud, Inc.	1,137,838	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
31,506		Blackhawk Network Holdings, Inc.	$1,020,794	0.1
23,434	@	Blucora, Inc.	357,134	0.0
20,464		Bottomline Technologies, Inc.	564,602	0.1
27,477		Brightcove, Inc.	153,322	0.0
18,000		BroadSoft, Inc.	378,720	0.0
38,480		Brooks Automation, Inc.	404,425	0.1
16,060	@	Cabot Microelectronics Corp.	665,687	0.1
14,197	@	CACI International, Inc.	1,011,820	0.1
22,980	@	CalAmp Corp.	404,908	0.1
26,837		Calix, Inc.	256,830	0.0
45,663		Callidus Software, Inc.	548,869	0.1
27,650		Cardtronics, Inc.	973,280	0.1
8,629		Cass Information Systems, Inc.	357,241	0.0
32,340		Cavium, Inc.	1,608,268	0.2
16,930		Ceva, Inc.	227,539	0.0
13,707	L	ChannelAdvisor Corp.	224,795	0.0
30,090	@	Checkpoint Systems, Inc.	368,001	0.0
43,791	L	Chegg, Inc.	273,256	0.0
81,311	@	Ciber, Inc.	278,897	0.0
56,606	@	Ciena Corp.	946,452	0.1
61,345		Cinedigm Corp.	95,085	0.0
36,570	@	Cirrus Logic, Inc.	762,484	0.1
48,480	@	Cognex Corp.	1,952,290	0.2
14,560	@	Coherent, Inc.	893,547	0.1
15,820		Cohu, Inc.	189,365	0.0
28,340		Commvault Systems, Inc.	1,428,336	0.2
98,605		Compuware Corp.	1,046,199	0.1
21,602		comScore, Inc.	786,529	0.1
13,432		Comtech Telecommunications	498,999	0.1
16,137		Comverse, Inc.	360,339	0.0
22,243		Constant Contact, Inc.	603,675	0.1
58,300		Convergys Corp.	1,038,906	0.1
42,225		Conversant, Inc.	1,446,206	0.2
29,206		Cornerstone OnDemand, Inc.	1,004,978	0.1
24,000	@,L	Cray, Inc.	629,760	0.1
17,497		CSG Systems International	459,821	0.1
22,100		CTS Corp.	351,169	0.0
18,122	@	CUI Global, Inc.	131,203	0.0
9,718	L	Cvent, Inc.	246,546	0.0
73,072		Cypress Semiconductor Corp.	721,586	0.1
31,010		Daktronics, Inc.	381,113	0.0
27,040		DealerTrack Holdings, Inc.	1,173,806	0.1
16,397		Demandware, Inc.	834,935	0.1
28,965		Digital River, Inc.	420,572	0.1
23,410	@	Diodes, Inc.	559,967	0.1
42,639		Dot Hill Systems Corp.	161,175	0.0
20,431	@	DSP Group, Inc.	181,223	0.0
16,892		DTS, Inc.	426,523	0.1
16,236	L	E2open, Inc.	151,157	0.0
78,982		EarthLink Holdings Corp.	270,118	0.0

17,250	L	Ebix, Inc.	244,605	0.0
15,380		Electro Rent Corp.	211,783	0.0
23,840		Electro Scientific Industries, Inc.	161,874	0.0
27,915	@	Electronics for Imaging	1,233,006	0.1
19,246		Ellie Mae, Inc.	627,420	0.1
54,790	@	Emulex Corp.	270,663	0.0
89,600		Entegris, Inc.	1,030,400	0.1
70,910		Entropic Communications, Inc.	188,621	0.0
17,035		EPAM Systems, Inc.	745,963	0.1
23,250		EPIQ Systems, Inc.	408,270	0.1
4,031	@	ePlus, Inc.	225,938	0.0
31,147		Euronet Worldwide, Inc.	1,488,515	0.2
26,669		EVERTEC, Inc.	595,785	0.1
19,590	@	Exar Corp.	175,330	0.0
17,866		ExlService Holdings, Inc.	436,109	0.1
63,530	@	Extreme Networks, Inc.	304,309	0.0
20,600	@	Fabrinet	300,760	0.0
22,730		Fair Isaac Corp.	1,252,423	0.1
54,436		Fairchild Semiconductor International, Inc.	845,391	0.1
11,890		Faro Technologies, Inc.	603,417	0.1
21,857		FEI Co.	1,648,455	0.2
55,138	@,L	Finisar Corp.	916,945	0.1
21,225		FleetMatics Group PLC	647,363	0.1
55,821		Formfactor, Inc.	400,237	0.0
9,870		Forrester Research, Inc.	363,808	0.0
15,014	L	Gigamon, Inc.	157,197	0.0
52,204		Global Cash Access, Inc.	352,377	0.0
24,596		Global Eagle Entertainment, Inc.	275,967	0.0
57,578	L	Glu Mobile, Inc.	297,678	0.0
32,244	L	Gogo, Inc.	543,634	0.1
29,400	@	GSI Group, Inc.	337,806	0.0
79,781	L	GT Advanced Technologies, Inc.	864,028	0.1
32,806		Guidewire Software, Inc.	1,454,618	0.2
58,970	@	Harmonic, Inc.	373,870	0.0
21,660		Heartland Payment Systems, Inc.	1,033,615	0.1
18,818	@	iGate Corp.	690,997	0.1
33,420	@	II-VI, Inc.	393,353	0.0
27,334		Immersion Corp.	234,526	0.0
14,287		Imperva, Inc.	410,466	0.1
65,091		Infinera Corp.	694,521	0.1
29,970		Infoblox, Inc.	442,057	0.1
30,323		Information Services Group, Inc.	115,227	0.0
23,200		Inphi Corp.	333,616	0.0
26,274	@	Insight Enterprises, Inc.	594,581	0.1
87,822	@	Integrated Device Technology, Inc.	1,400,761	0.2
22,400		Integrated Silicon Solution, Inc.	307,776	0.0
9,400		Interactive Intelligence Group	392,920	0.0
24,166		InterDigital, Inc.	962,290	0.1
45,570	@	Internap Network Services Corp.	314,433	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
32,900	@	International Rectifier Corp.	$1,290,996	0.1
60,719		Intersil Corp.	862,817	0.1
30,900		IntraLinks Holdings, Inc.	250,290	0.0
35,348	L	InvenSense, Inc.	697,416	0.1
18,031		Itron, Inc.	708,799	0.1
31,928		Ixia	291,822	0.0
15,870		IXYS Corp.	166,635	0.0
28,754		j2 Global, Inc.	1,419,297	0.2
30,833		Jive Software, Inc.	179,756	0.0
37,481		Kofax Ltd.	290,103	0.0
71,603	@	Kopin Corp.	243,450	0.0
87,230	@	Lattice Semiconductor Corp.	654,225	0.1
65,570		Lionbridge Technologies	295,065	0.0
17,412		Liquidity Services, Inc.	239,415	0.0
11,380		Littelfuse, Inc.	969,348	0.1
39,896		LivePerson, Inc.	502,291	0.1
14,883		LogMeIn, Inc.	685,660	0.1
6,340	@	Loral Space & Communications, Inc.	455,275	0.1
51,577		Manhattan Associates, Inc.	1,723,703	0.2
17,310		Mantech International Corp.	466,505	0.1
20,566		Marchex, Inc.	85,349	0.0
22,658		Marin Software, Inc.	194,859	0.0
15,688	L	Marketo, Inc.	506,722	0.1
43,727		MAXIMUS, Inc.	1,754,765	0.2
17,094	@	Maxwell Technologies, Inc.	149,060	0.0
9,893	@	Measurement Specialties, Inc.	846,940	0.1
60,030		Mentor Graphics Corp.	1,230,315	0.1
32,533	@	Mercury Computer Systems, Inc.	358,188	0.0
23,321		Methode Electronics, Inc.	859,845	0.1
35,340		Micrel, Inc.	425,140	0.1
55,539	@	Microsemi Corp.	1,411,246	0.2
6,125	@	MicroStrategy, Inc.	801,395	0.1
49,000	L	Millennial Media, Inc.	91,140	0.0
33,849		MKS Instruments, Inc.	1,129,880	0.1
17,712		Model N, Inc.	174,640	0.0
12,316	@	MoneyGram International, Inc.	154,443	0.0
21,310		Monolithic Power Systems, Inc.	938,706	0.1
23,270		Monotype Imaging Holdings, Inc.	659,006	0.1
73,099	@	Monster Worldwide, Inc.	402,045	0.1
30,917	@	Move, Inc.	648,020	0.1
9,963		MTS Systems Corp.	680,074	0.1
23,220		Netgear, Inc.	725,625	0.1
21,540		Netscout Systems, Inc.	986,532	0.1
28,025	L	NeuStar, Inc.	695,861	0.1
25,170	@	Newport Corp.	446,012	0.1
38,160		NIC, Inc.	657,115	0.1
13,974	@	Numerex Corp.	146,448	0.0
4,200	@	NVE Corp.	271,068	0.0
35,603	@	Omnivision Technologies, Inc.	942,055	0.1

14,530		Oplink Communications, Inc.	244,395	0.0
10,222		OSI Systems, Inc.	648,893	0.1
11,510		Park Electrochemical Corp.	271,061	0.0
24,992		PDF Solutions, Inc.	315,149	0.0
25,600		Pegasystems, Inc.	489,216	0.1
22,216		Peregrine Semiconductor Corp.	274,812	0.0
28,927		Perficient, Inc.	433,616	0.1
23,289	@	Pericom Semiconductor Corp.	226,835	0.0
48,640	@	Photronics, Inc.	391,552	0.0
26,719		Plantronics, Inc.	1,276,634	0.1
21,105	@	Plexus Corp.	779,408	0.1
76,005	@	PMC - Sierra, Inc.	566,997	0.1
62,963	@	Polycom, Inc.	773,500	0.1
14,810		Power Integrations, Inc.	798,407	0.1
38,639	@	Progress Software Corp.	923,858	0.1
20,728		Proofpoint, Inc.	769,838	0.1
13,911		PROS Holdings, Inc.	350,557	0.0
54,200		Qlik Technologies, Inc.	1,465,568	0.2
46,200	@	QLogic Corp.	423,192	0.1
12,714		Qualys, Inc.	338,192	0.0
190,303		Quantum Corp.	220,751	0.0
44,964	L	QuickLogic Corp.	134,442	0.0
33,255		QuinStreet, Inc.	138,008	0.0
20,378		Rally Software Development Corp.	244,740	0.0
73,900	@	Rambus, Inc.	922,272	0.1
37,250		RealD, Inc.	349,033	0.0
26,301		RealPage, Inc.	407,666	0.1
163,632	@	RF Micro Devices, Inc.	1,888,313	0.2
9,973	L	Rocket Fuel, Inc.	157,573	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	395,940	0.0
11,090	@	Rogers Corp.	607,288	0.1
22,430	L	Rubicon Technology, Inc.	95,328	0.0
36,806		Ruckus Wireless, Inc.	491,728	0.1
17,030		Rudolph Technologies, Inc.	154,122	0.0
46,185	@	Sanmina Corp.	963,419	0.1
61,300	@	Sapient Corp.	858,200	0.1
15,730	@	Scansource, Inc.	544,101	0.1
20,935		Science Applications International Corp.	925,955	0.1
17,764		SciQuest, Inc.	267,171	0.0
21,000	@	Seachange Intl., Inc.	146,160	0.0
41,840	@	Semtech Corp.	1,135,956	0.1
49,688		ServiceSource International, Inc.	160,492	0.0
54,418		ShoreTel, Inc.	361,880	0.0
30,903		Silicon Graphics International Corp.	285,235	0.0
52,550	@	Silicon Image, Inc.	264,852	0.0
19,436		Silicon Laboratories, Inc.	789,879	0.1
21,659	L	Silver Spring Networks, Inc.	209,009	0.0
136,789	@	Sonus Networks, Inc.	467,818	0.1
27,325		Spansion, Inc.	622,737	0.1
8,755		SPS Commerce, Inc.	465,328	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
32,907		SS&C Technologies Holdings, Inc.	$1,444,288	0.2
10,598	@	Stamps.com, Inc.	336,592	0.0
21,190		Super Micro Computer, Inc.	623,410	0.1
24,526	@	SYKES Enterprises, Inc.	490,029	0.1
18,806	@	Synaptics, Inc.	1,376,599	0.2
16,370		Synchronoss Technologies, Inc.	749,419	0.1
12,574		SYNNEX Corp.	812,658	0.1
8,750	@	Syntel, Inc.	769,475	0.1
46,581	@	Take-Two Interactive Software, Inc.	1,074,624	0.1
21,033		Tangoe, Inc.	284,997	0.0
19,640		TeleTech Holdings, Inc.	482,751	0.1
29,960		Tessera Technologies, Inc.	796,337	0.1
12,689	L	Textura Corp.	334,990	0.0
73,562		Tivo, Inc.	941,226	0.1
90,805	@	Triquint Semiconductor, Inc.	1,731,651	0.2
20,375	L	Trulia, Inc.	996,338	0.1
46,680		TTM Technologies, Inc.	317,891	0.0
20,253	@	Tyler Technologies, Inc.	1,790,365	0.2
16,078	L	Ubiquiti Networks, Inc.	603,407	0.1
17,470		Ultimate Software Group, Inc.	2,472,180	0.3
17,710	@	Ultratech, Inc.	402,903	0.1
26,814	@	Unisys Corp.	627,716	0.1
25,324	@,L	Universal Display Corp.	826,575	0.1
105,483	@	Unwired Planet Inc.	196,198	0.0
26,093		Veeco Instruments, Inc.	911,950	0.1
29,517		Verint Systems, Inc.	1,641,440	0.2
24,510	@	Viasat, Inc.	1,350,991	0.2
50,331	L	Violin Memory, Inc.	245,112	0.0
26,200	@,L	VirnetX Holding Corp.	157,200	0.0
18,400		Virtusa Corp.	654,304	0.1
13,226		Vishay Precision Group, Inc.	197,596	0.0
17,727	@	VistaPrint NV	971,262	0.1
66,385	L	Vringo, Inc.	62,747	0.0
24,100		Web.com Group, Inc.	481,036	0.1
21,964		WebMD Health Corp.	918,315	0.1
23,838		WEX, Inc.	2,629,808	0.3
39,700	@	Xcerra Corp.	388,663	0.0
29,575		XO Group, Inc.	331,536	0.0
18,243		Xoom Corp.	400,434	0.0
51,605	@	Zix Corp.	176,489	0.0
			162,131,007	17.6

		Materials: 4.9%
20,514		A Schulman, Inc.	741,786	0.1
17,594		Advanced Emissions Solutions, Inc.	374,224	0.0
4,433	@	AEP Industries, Inc.	167,878	0.0
86,756	@	AK Steel Holding Corp.	694,916	0.1
94,999	L	Allied Nevada Gold Corp.	314,447	0.0
18,280		American Vanguard Corp.	204,736	0.0
38,201		Axiall Corp.	1,367,978	0.2
15,215		Balchem Corp.	860,713	0.1

40,988		Berry Plastics Group, Inc.	1,034,537	0.1
13,913		Boise Cascade Co.	419,338	0.0
38,480	@	Calgon Carbon Corp.	745,742	0.1
35,567	@	Century Aluminum Co.	923,675	0.1
54,691		Chemtura Corp.	1,275,941	0.1
13,743	@	Clearwater Paper Corp.	826,092	0.1
73,787	@	Coeur d’Alene Mines Corp.	365,983	0.0
52,649		Commercial Metals Co.	898,718	0.1
7,544		Deltic Timber Corp.	470,142	0.1
46,339	@	Ferro Corp.	671,452	0.1
33,404	@	Flotek Industries, Inc.	870,842	0.1
40,457		Globe Specialty Metals, Inc.	735,913	0.1
38,243		Gold Resource Corp.	195,804	0.0
164,454		Graphic Packaging Holding Co.	2,044,163	0.2
6,410		Hawkins, Inc.	230,504	0.0
8,240		Haynes International, Inc.	378,958	0.0
28,333		HB Fuller Co.	1,124,820	0.1
50,370	@	Headwaters, Inc.	631,640	0.1
220,047		Hecla Mining Co.	545,717	0.1
32,120		Horsehead Holding Corp.	530,944	0.1
12,450		Innophos Holdings, Inc.	685,870	0.1
11,400		Innospec, Inc.	409,260	0.0
30,635	@,L	Intrepid Potash, Inc.	473,311	0.1
9,244		Kaiser Aluminum Corp.	704,578	0.1
48,558	@	KapStone Paper and Packaging Corp.	1,358,167	0.2
12,030		Koppers Holdings, Inc.	398,915	0.0
21,400		Kraton Performance Polymers, Inc.	381,134	0.0
28,866		Landec Corp.	353,608	0.0
83,030	@	Louisiana-Pacific Corp.	1,128,378	0.1
11,370	@	LSB Industries, Inc.	406,023	0.0
14,370		Materion Corp.	440,728	0.1
21,814		Minerals Technologies, Inc.	1,346,142	0.2
106,145	L	Molycorp, Inc.	126,313	0.0
19,190		Myers Industries, Inc.	338,512	0.0
10,995		Neenah Paper, Inc.	588,013	0.1
45,452		Olin Corp.	1,147,663	0.1
19,800		OM Group, Inc.	513,810	0.1
43,420	@	Omnova Solutions, Inc.	233,165	0.0
21,710		PH Glatfelter Co.	476,534	0.1
54,169		PolyOne Corp.	1,927,333	0.2
6,735		Quaker Chemical Corp.	482,832	0.1
45,988		Resolute Forest Products	719,252	0.1
19,780	@	RTI International Metals, Inc.	487,775	0.1
18,008		Schnitzer Steel Industries, Inc.	433,092	0.1
19,392		Schweitzer-Mauduit International, Inc.	801,083	0.1
30,358	L	Senomyx, Inc.	248,936	0.0
30,081		Sensient Technologies Corp.	1,574,740	0.2
9,180		Stepan Co.	407,408	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
65,985	@	Stillwater Mining Co	$991,755	0.1
43,300		SunCoke Energy, Inc.	972,085	0.1
7,232		Taminco Corp.	188,755	0.0
18,710		Tredegar Corp.	344,451	0.0
29,247	@	Tronox Ltd. - CL A	761,884	0.1
12,459		US Concrete Inc.	325,678	0.0
27,452		US Silica Holdings, Inc.	1,716,025	0.2
43,879	L	Walter Industries, Inc.	102,677	0.0
37,119		Wausau Paper Corp.	294,354	0.0
31,192		Worthington Industries	1,160,966	0.1
14,460		Zep, Inc.	202,729	0.0
			45,301,537	4.9

		Telecommunication Services: 0.8%
62,141		8x8, Inc.	415,102	0.1
5,350		Atlantic Tele-Network, Inc.	288,365	0.0
145,040	@	Cincinnati Bell, Inc.	488,785	0.1
28,676		Cogent Communications Group, Inc.	963,801	0.1
24,137	L	Consolidated Communications Holdings, Inc.	604,632	0.1
22,945	L	Fairpoint Communications, Inc.	348,076	0.0
30,820		General Communication, Inc.	336,246	0.0
156,111	L	Globalstar, Inc.	571,366	0.1
42,970	@	inContact, Inc.	373,624	0.0
16,895		Inteliquent, Inc.	210,343	0.0
12,181		Intelsat SA	208,782	0.0
46,600	L	Iridium Communications, Inc.	412,410	0.1
40,289		Leap Wireless International, Inc. - CVR	106,766	0.0
16,131		Lumos Networks Corp.	262,129	0.0
16,372	@,L	magicJack VocalTec Ltd.	161,264	0.0
112,006		Pendrell Corp.	150,088	0.0
35,370	@	Premier Global Services, Inc.	423,379	0.1
8,426		Reis, Inc.	198,769	0.0
19,669		RingCentral, Inc.	249,993	0.0
19,757		Shenandoah Telecom Co.	490,171	0.1
20,630		Spok Holdings, Inc.	268,396	0.0
110,403		Vonage Holdings Corp.	362,122	0.0
			7,894,609	0.8

		Utilities: 3.3%
16,147	@	Abengoa Yield PLC	574,470	0.1
20,480		Allete, Inc.	909,107	0.1
22,700		American States Water Co.	690,534	0.1
102,927	L	Atlantic Power Corp.	244,966	0.0
37,680		Avista Corp.	1,150,370	0.1
24,722		Black Hills Corp.	1,183,689	0.1
25,280		California Water Service Group	567,283	0.1
5,820		Chesapeake Utilities Corp.	242,461	0.0
36,625		Cleco Corp.	1,763,494	0.2

60,471	Dynegy, Inc.	1,745,193	0.2
29,740	El Paso Electric Co.	1,086,997	0.1
26,590	Empire District Electric Co.	642,148	0.1
29,556	Idacorp, Inc.	1,584,497	0.2
22,399	Laclede Group, Inc.	1,039,314	0.1
21,690	MGE Energy, Inc.	808,169	0.1
26,629	New Jersey Resources Corp.	1,345,031	0.1
20,700	Northwest Natural Gas Co.	874,575	0.1
26,950	NorthWestern Corp.	1,222,452	0.1
10,260	NRG Yield, Inc.	482,733	0.1
22,746	ONE Gas, Inc.	779,051	0.1
6,496	Ormat Technologies, Inc.	170,650	0.0
20,700	Otter Tail Corp.	552,069	0.1
16,286	Pattern Energy Group, Inc.	503,563	0.1
47,256	Piedmont Natural Gas Co.	1,584,494	0.2
55,170	PNM Resources, Inc.	1,374,285	0.1
45,023	Portland General Electric Co.	1,446,139	0.2
9,130	SJW Corp.	245,323	0.0
19,750	South Jersey Industries, Inc.	1,053,860	0.1
28,783	Southwest Gas Corp.	1,398,278	0.2
13,019	@ TerraForm Power, Inc.	375,696	0.0
28,870	UIL Holdings Corp.	1,021,998	0.1
6,300	Unitil Corp.	195,867	0.0
32,696	WGL Holdings, Inc.	1,377,156	0.1
		30,235,912	3.3

	Total Common Stock
	(Cost $629,281,070)	912,791,419	99.0

WARRANTS: 0.0%
	Energy: 0.0%
11,987	Magnum Hunter Resources Corp.	12,463	0.0

	Total Warrants
	(Cost $–)	12,463	0.0

	Total Long-Term Investments
	(Cost $629,281,070)	912,803,882	99.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 6.7%
14,642,340	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $14,642,340, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $14,947,232, due 11/17/14-11/15/42)	$14,642,340	1.6
14,642,340	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $14,642,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $14,935,187, due 10/23/14-03/01/48)	14,642,340	1.6
4,394,936	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $4,394,938, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $4,482,836, due 12/31/15-06/30/18)	4,394,936	0.5
14,642,340	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $14,642,340, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $14,935,187, due 10/02/14-10/01/44)	14,642,340	1.6
13,329,922	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $13,329,940, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $13,595,639, due 04/15/16-01/15/29)	13,329,922	1.4
		61,651,878	6.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
7,070,008	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $7,070,008)	7,070,008	0.8

	Total Short-Term Investments
	(Cost $68,721,886)	68,721,886	7.5

	Total Investments in Securities (Cost $698,002,956)	$981,525,768	106.5
	Liabilities in Excess of Other Assets	(60,326,889)	(6.5)
	Net Assets	$921,198,879	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $700,176,314.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$333,692,471
Gross Unrealized Depreciation	(52,343,017)

Net Unrealized Appreciation	$281,349,454

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$119,413,575	$–	$–	$119,413,575
Consumer Staples	30,147,294	–	–	30,147,294
Energy	49,988,414	–	–	49,988,414
Financials	217,300,476	–	–	217,300,476
Health Care	121,630,100	–	51,312	121,681,412
Industrials	128,250,183	447,000	–	128,697,183
Information Technology	162,131,007	–	–	162,131,007
Materials	45,301,537	–	–	45,301,537
Telecommunication Services	7,787,843	–	106,766	7,894,609
Utilities	30,235,912	–	–	30,235,912
Total Common Stock	912,186,341	447,000	158,078	912,791,419
Warrants	–	12,463	–	12,463
Short-Term Investments	7,070,008	61,651,878	–	68,721,886
Total Investments, at fair value	$919,256,349	$62,111,341	$158,078	$981,525,768
Liabilities Table
Other Financial Instruments+
Futures	$(224,398)	$–	$–	$(224,398)
Total Liabilities	$(224,398)	$–	$–	$(224,398)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Russell™ Small Cap Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	75	12/19/14	$8,224,500	$(224,398)
			$8,224,500	$(224,398)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$224,398
Total Liability Derivatives		$224,398

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 13.2%
129,200		AMC Entertainment Holdings, Inc.	$2,970,308	0.5
39,200	@	Bally Technologies, Inc.	3,163,440	0.5
370,000	@	Belmond Ltd	4,314,200	0.7
114,100		Cheesecake Factory	5,191,550	0.8
96,000		Childrens Place Retail Stores, Inc.	4,575,360	0.7
35,800		Dana Holding Corp.	686,286	0.1
114,436	@	Express, Inc.	1,786,346	0.3
192,700		Finish Line	4,823,281	0.8
85,000	@	Hibbett Sporting Goods, Inc.	3,623,550	0.6
182,355	@,L	Imax Corp.	5,007,468	0.8
72,800		Jack in the Box, Inc.	4,964,232	0.8
242,211		La-Z-Boy, Inc.	4,793,356	0.8
81,457		Life Time Fitness, Inc.	4,108,691	0.7
88,150		Monro Muffler, Inc.	4,277,919	0.7
69,300		Papa John’s International, Inc.	2,771,307	0.5
224,200		Pier 1 Imports, Inc.	2,665,738	0.4
67,716		Pool Corp.	3,651,247	0.6
147,900	@	Sally Beauty Holdings, Inc.	4,048,023	0.7
68,400	L	Sturm Ruger & Co., Inc.	3,330,396	0.5
61,500		Vail Resorts, Inc.	5,335,740	0.9
190,500		Wolverine World Wide, Inc.	4,773,930	0.8
			80,862,368	13.2

		Consumer Staples: 2.1%
70,800		Casey’s General Stores, Inc.	5,076,360	0.8
224,700		Flowers Foods, Inc.	4,125,492	0.7
118,800		Pinnacle Foods, Inc.	3,878,820	0.6
			13,080,672	2.1

		Energy: 5.0%
162,000		Bill Barrett Corp.	3,570,480	0.6
82,200		Carrizo Oil & Gas, Inc.	4,424,004	0.7
277,000		Cloud Peak Energy, Inc.	3,495,740	0.6
338,810	@,L	Energy XXI Bermuda Ltd.	3,845,493	0.6
653,500	@	Key Energy Services, Inc.	3,162,940	0.5
437,300	@,L	Nordic American Tankers Ltd.	3,476,535	0.6
633,000		Petroquest Energy, Inc.	3,557,460	0.6
87,100	@	Unit Corp.	5,108,415	0.8
			30,641,067	5.0

		Financials: 23.7%
195,100		Colony Financial, Inc.	4,366,338	0.7
274,382		CubeSmart	4,933,388	0.8
150,500		CyrusOne, Inc.	3,618,020	0.6
751,250		DCT Industrial Trust, Inc.	5,641,888	0.9
121,435		Encore Capital Group, Inc.	5,380,785	0.9
83,718		EPR Properties	4,242,828	0.7
84,503		Evercore Partners, Inc.	3,971,641	0.7
208,479		First American Financial Corp.	5,653,950	0.9
315,925		FirstMerit Corp.	5,560,280	0.9
120,700		Highwoods Properties, Inc.	4,695,230	0.8
43,000		Infinity Property & Casualty Corp.	2,752,430	0.5
156,718		LaSalle Hotel Properties	5,366,024	0.9
85,237		MarketAxess Holdings, Inc.	5,272,761	0.9
196,900		MB Financial, Inc.	5,450,192	0.9
30,600		Nelnet, Inc.	1,318,554	0.2
108,700		PacWest Bancorp	4,481,701	0.7
67,876		Primerica, Inc.	3,272,981	0.5
87,636		ProAssurance Corp.	3,862,119	0.6
90,718		Prosperity Bancshares, Inc.	5,186,348	0.8
357,900		Radian Group, Inc.	5,103,654	0.8
158,088		Redwood Trust, Inc.	2,621,099	0.4
173,500		Selective Insurance Group	3,841,290	0.6
44,233		Signature Bank	4,956,750	0.8
92,900		South State Corp.	5,194,968	0.9
94,200		Springleaf Holdings, Inc.	3,007,806	0.5
83,053		Square 1 Financial, Inc.	1,597,109	0.3
174,600		Starwood Property Trust, Inc.	3,834,216	0.6
261,100		Sterling Bancorp/DE	3,339,469	0.5
85,985	@	Stifel Financial Corp.	4,031,837	0.7
455,600		Susquehanna Bancshares, Inc.	4,556,000	0.7
46,824	@	SVB Financial Group	5,248,502	0.9
217,860		Talmer Bancorp, Inc.	3,013,004	0.5
25,219		Virtus Investment Partners	4,380,540	0.7
189,600		Webster Financial Corp.	5,524,944	0.9
			145,278,646	23.7

		Health Care: 9.8%
53,891		Acorda Therapeutics, Inc.	1,825,827	0.3
193,900		AMN Healthcare Services, Inc.	3,044,230	0.5
47,049	@	Amsurg Corp.	2,354,803	0.4
26,609	@	Centene Corp.	2,200,830	0.4
83,499		Charles River Laboratories International, Inc.	4,988,230	0.8
22,600		Cubist Pharmaceuticals, Inc.	1,499,284	0.2
97,600		Envision Healthcare Holdings, Inc.	3,384,768	0.6
105,700		Greatbatch, Inc.	4,503,877	0.7
76,724	@	Haemonetics Corp.	2,679,202	0.4
146,100	@	Halozyme Therapeutics, Inc.	1,329,510	0.2
187,749		Healthsouth Corp.	6,927,938	1.1
58,475		Impax Laboratories, Inc.	1,386,442	0.2
34,200	L	Isis Pharmaceuticals, Inc.	1,327,986	0.2
113,200	@	Masimo Corp.	2,408,896	0.4

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
68,148		Medicines Co.	$1,521,063	0.3
67,914		Mednax, Inc.	3,723,046	0.6
106,052	@	Nektar Therapeutics	1,280,048	0.2
121,836		Owens & Minor, Inc.	3,988,911	0.7
73,380		Steris Corp.	3,959,585	0.6
103,900	@	Thoratec Corp.	2,777,247	0.5
47,800		WellCare Health Plans, Inc.	2,884,252	0.5
			59,995,975	9.8

		Industrials: 18.6%
177,800		Actuant Corp.	5,426,456	0.9
141,500		Atlas Air Worldwide Holdings, Inc.	4,672,330	0.8
150,800		Barnes Group, Inc.	4,576,780	0.8
121,100	@	Beacon Roofing Supply, Inc.	3,085,628	0.5
402,200		Blount International, Inc.	6,085,286	1.0
224,600		Brady Corp.	5,040,024	0.8
103,400		Clarcor, Inc.	6,522,472	1.1
82,600		Curtiss-Wright Corp.	5,444,992	0.9
101,400		Forward Air Corp.	4,545,762	0.7
177,917		Healthcare Services Group	5,090,206	0.8
257,200		Heartland Express, Inc.	6,162,512	1.0
97,800	@	HUB Group, Inc.	3,963,834	0.6
184,300		KAR Auction Services, Inc.	5,276,509	0.9
147,600	@	On Assignment, Inc.	3,963,060	0.6
181,400		Orbital Sciences Corp.	5,042,920	0.8
57,000		Regal-Beloit Corp.	3,662,250	0.6
134,294		Resources Connection, Inc.	1,872,058	0.3
52,700		Teledyne Technologies, Inc.	4,954,327	0.8
161,300		Tetra Tech, Inc.	4,029,274	0.7
86,900		Toro Co.	5,147,087	0.8
96,191		Universal Forest Products, Inc.	4,108,318	0.7
94,400		Waste Connections, Inc.	4,580,288	0.8
103,813		Watts Water Technologies, Inc.	6,047,107	1.0
95,400		Woodward Governor Co.	4,542,948	0.7
			113,842,428	18.6

		Information Technology: 17.0%
114,821		A10 Networks, Inc.	1,046,019	0.2
141,800		Advanced Energy Industries, Inc.	2,664,422	0.4
30,543	@	Ansys, Inc.	2,311,189	0.4
250,838		Bankrate, Inc.	2,849,520	0.5
80,312		Blackhawk Network Holdings, Inc.	2,602,109	0.4
40,000	@	CACI International, Inc.	2,850,800	0.5
180,866		Cardtronics, Inc.	6,366,483	1.0
119,700		CommScope Holding Co., Inc.	2,862,027	0.5
105,900		Commvault Systems, Inc.	5,337,360	0.9
225,500		EVERTEC, Inc.	5,037,670	0.8
119,200	@,L	Finisar Corp.	1,982,296	0.3
73,600		Flir Systems, Inc.	2,306,624	0.4
268,294		Formfactor, Inc.	1,923,668	0.3
147,700	@	Integrated Device Technology, Inc.	2,355,815	0.4
117,400		j2 Global, Inc.	5,794,864	0.9
41,200		Littelfuse, Inc.	3,509,416	0.6
195,300	@	Microsemi Corp.	4,962,573	0.8
161,282		MKS Instruments, Inc.	5,383,593	0.9
123,000		Netgear, Inc.	3,843,750	0.6
96,400		Plantronics, Inc.	4,605,992	0.7
67,959	@	Plexus Corp.	2,509,726	0.4
306,700	@	Polycom, Inc.	3,767,809	0.6
142,200	@	Progress Software Corp.	3,400,002	0.6
223,200		Qlik Technologies, Inc.	6,035,328	1.0
93,400	@	Rofin-Sinar Technologies, Inc.	2,153,804	0.3
86,700	@	Semtech Corp.	2,353,905	0.4
37,100		Ultimate Software Group, Inc.	5,250,021	0.9
80,800		Veeco Instruments, Inc.	2,823,960	0.5
45,700		WEX, Inc.	5,041,624	0.8
			103,932,369	17.0

		Materials: 4.5%
308,500		Commercial Metals Co.	5,266,095	0.8
151,224		HB Fuller Co.	6,003,593	1.0
97,206		Minerals Technologies, Inc.	5,998,582	1.0
520,900	@	Thompson Creek Metals Co., Inc.	1,145,980	0.2
125,076		Worthington Industries	4,655,329	0.8
305,100		Zep, Inc.	4,277,502	0.7
			27,347,081	4.5

		Utilities: 2.5%
27,900		Cleco Corp.	1,343,385	0.2
135,097		El Paso Electric Co.	4,937,796	0.8
46,400		Idacorp, Inc.	2,487,504	0.4
95,000		ONE Gas, Inc.	3,253,750	0.5
108,385		Portland General Electric Co.	3,481,326	0.6
			15,503,761	2.5

	Total Common Stock
	(Cost $498,028,378)		590,484,367	96.4

EXCHANGE-TRADED FUNDS: 0.7%
35,900		iShares Russell 2000 Index Fund	3,925,665	0.7

	Total Exchange-Traded Funds
	(Cost $4,123,960)		3,925,665	0.7

	Total Long-Term Investments
	(Cost $502,152,338)		594,410,032	97.1

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc(1): 2.1%
1,668,032	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,668,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,702,765, due 11/17/14-11/15/42)	$1,668,032	0.3
3,060,589	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $3,060,590, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $3,121,801, due 10/23/14-03/01/48)	3,060,589	0.5
2,253,652	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,253,652, collateralized by various U.S. Government Agency Obligations, 2.316%-4.500%, Market Value plus accrued interest $2,298,725, due 12/01/27-09/01/44)	2,253,652	0.4
3,060,589	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $3,060,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,121,801, due 10/02/14-10/01/44)	3,060,589	0.5
2,843,811	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,843,815, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,900,499, due 04/15/16-01/15/29)	2,843,811	0.4
		12,886,673	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
11,023,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $11,023,000)	11,023,000	1.8

	Total Short-Term Investments
	(Cost $23,909,673)	23,909,673	3.9

	Total Investments in Securities (Cost $526,062,011)	$618,319,705	101.0
	Liabilities in Excess of Other Assets	(5,875,605)	(1.0)
	Net Assets	$612,444,100	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $529,373,153.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,123,255
Gross Unrealized Depreciation	(26,176,703)

Net Unrealized Appreciation	$88,946,552

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$590,484,367	$–	$–	$590,484,367
Exchange-Traded Funds	3,925,665	–	–	3,925,665
Short-Term Investments	11,023,000	12,886,673	–	23,909,673
Total Investments, at fair value	$605,433,032	$12,886,673	$–	$618,319,705

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.3%
		Basic Materials: 1.7%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$974,468	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	990,439	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,170,771	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	746,531	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	484,149	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	855,286	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,544,212	0.1
750,000		Alcoa, Inc., 6.750%, 07/15/18	849,277	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,229,904	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,311,957	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,783,024	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	506,653	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	805,672	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	492,279	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	422,816	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,812,126	0.1
300,000	L	Cliffs Natural Resources, Inc., 4.200%, 01/15/18	259,500	0.0
500,000	L	Cliffs Natural Resources, Inc., 4.800%, 10/01/20	390,000	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,129,806	0.1
500,000		Dow Chemical Co/The, 4.250%, 10/01/34	483,025	0.0
500,000		Dow Chemical Co/The, 4.625%, 10/01/44	483,121	0.0
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,071,706	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/44	382,590	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	501,849	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	786,842	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,617,306	0.1
525,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	526,852	0.0
750,000		Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	745,231	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	489,159	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	511,655	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/21	251,327	0.0
400,000		International Paper Co., 3.650%, 06/15/24	389,000	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	518,392	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	249,014	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	942,869	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	396,093	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	875,428	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	252,654	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	277,183	0.0
1,500,000		Newmont Mining Corp., 3.500%, 03/15/22	1,392,476	0.1
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,378,650	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	945,700	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,058,454	0.1
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	503,147	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	492,880	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	251,316	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,500,673	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	598,293	0.0
5,000,000		Southern Copper Corp., 5.375%, 04/16/20	5,500,380	0.2
350,000		Southern Copper Corp., 6.750%, 04/16/40	392,588	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,089,301	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,357,615	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,288,832	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	2,214,038	0.1
1,000,000		Vale Overseas Ltd, 4.375%, 01/11/22	1,012,330	0.0
750,000		Vale SA, 5.625%, 09/11/42	737,564	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	$1,526,265	0.1
			69,750,668	1.7

		Communications: 3.2%
250,000	#	21st Century Fox America, Inc., 4.750%, 09/15/44	252,010	0.0
300,000		Amazon.com, Inc., 0.650%, 11/27/15	300,131	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	297,087	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	282,560	0.0
5,000,000		America Movil SAB de CV, 5.000%, 03/30/20	5,496,550	0.2
300,000		AT&T, Inc., 1.400%, 12/01/17	298,559	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	761,759	0.0
300,000		AT&T, Inc., 2.625%, 12/01/22	284,385	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,264,976	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,309,868	0.2
500,000		British Telecommunications PLC, 1.250%, 02/14/17	499,127	0.0
1,500,000		British Telecommunications PLC, 1.625%, 06/28/16	1,514,442	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/19	501,608	0.0
300,000		CBS Corp., 2.300%, 08/15/19	296,341	0.0
300,000		CBS Corp., 3.700%, 08/15/24	296,954	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,135,354	0.1
300,000		CBS Corp., 4.900%, 08/15/44	297,697	0.0
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	999,832	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,000,331	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,011,142	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,024,546	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,745,266	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	494,410	0.0
1,250,000	L	Comcast Corp., 3.600%, 03/01/24	1,274,597	0.0
750,000		Comcast Corp., 4.250%, 01/15/33	761,512	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	746,047	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,016,982	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,285,870	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	437,179	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	748,948	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	291,984	0.0
626,000		Cox Communications, Inc., 5.450%, 12/15/14	632,176	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	498,026	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,516,252	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	729,370	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,935,652	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	249,142	0.0
300,000		eBay, Inc., 2.875%, 08/01/21	294,153	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	293,392	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	219,503	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,691,536	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,170,699	0.0
4,220,000		Google, Inc., 2.125%, 05/19/16	4,323,268	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	516,353	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	296,283	0.0
100,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	97,838	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,482,057	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	491,494	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	503,253	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	4,236,712	0.1
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,524,944	0.1
250,000		Orange SA, 2.750%, 02/06/19	253,243	0.0
500,000		Orange SA, 5.500%, 02/06/44	546,466	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,722,429	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	255,873	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,045,582	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	$774,305	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,763,547	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	770,537	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,230,776	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	798,137	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	990,682	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,628,906	0.2
500,000		Time Warner, Inc., 2.100%, 06/01/19	492,066	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	493,569	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	485,923	0.0
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,867,290	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	432,401	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,323,483	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	493,597	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	503,355	0.0
776,000	#	Verizon Communications, Inc., 2.625%, 02/21/20	767,408	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	507,971	0.0
500,000		Verizon Communications, Inc., 4.150%, 03/15/24	516,420	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,248,952	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,018,531	0.1
4,636,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	4,660,404	0.1
133,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	134,209	0.0
250,000		Verizon Communications, Inc., 5.050%, 03/15/34	265,376	0.0
1,375,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,521,928	0.1
5,225,000		Verizon Communications, Inc., 6.350%, 04/01/19	6,084,100	0.2
546,000		Verizon Communications, Inc., 6.400%, 09/15/33	665,537	0.0
135,000		Verizon Communications, Inc., 6.550%, 09/15/43	168,913	0.0
400,000		Viacom, Inc., 2.200%, 04/01/19	400,650	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,596,324	0.1
1,000,000		Viacom, Inc., 2.500%, 09/01/18	1,013,693	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	979,743	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	399,238	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	414,961	0.0
1,000,000		Viacom, Inc., 5.850%, 09/01/43	1,115,212	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	493,181	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	472,176	0.0
3,965,000		Vodafone Group PLC, 6.150%, 02/27/37	4,566,736	0.1
300,000		Walt Disney Co., 0.450%, 12/01/15	299,880	0.0
300,000		Walt Disney Co., 1.100%, 12/01/17	296,985	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	288,521	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,144,401	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,010,701	0.0
			131,554,475	3.2

		Consumer, Cyclical: 1.2%
500,000		AutoZone, Inc., 2.875%, 01/15/23	478,755	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	730,020	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	501,732	0.0
1,969,694		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,309,466	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	297,508	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	293,430	0.0
250,000		CVS Caremark Corp., 3.375%, 08/12/24	247,012	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,189	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	251,198	0.0
250,000		CVS Caremark Corp., 2.250%, 08/12/19	247,629	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	717,087	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	260,888	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	224,948	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	$503,684	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	506,654	0.0
1,072,515		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,249,480	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	301,416	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	661,905	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,138,664	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	487,553	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,012,798	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,025,462	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,283,396	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	198,497	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	397,244	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	245,449	0.0
1,000,000		Lowe’s Cos, Inc., 1.625%, 04/15/17	1,009,359	0.0
600,000		Lowe’s Cos, Inc., 4.250%, 09/15/44	587,120	0.0
500,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	478,222	0.0
532,000		Macy’s Retail Holdings, Inc., 3.625%, 06/01/24	527,517	0.0
1,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,043,540	0.1
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,050,342	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	496,512	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	497,988	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	490,556	0.0
325,000		McDonald’s Corp., 6.300%, 10/15/37	419,467	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,246,375	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	301,177	0.0
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,248	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	404,339	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,531,229	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	506,672	0.0
300,000		O’Reilly Automotive, Inc., 3.800%, 09/01/22	307,239	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	249,879	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	480,187	0.0
400,000		Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	390,232	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	478,588	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,448,237	0.2
500,000		Walgreen Co., 1.000%, 03/13/15	501,311	0.0
500,000		Walgreen Co., 1.800%, 09/15/17	502,206	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,013,708	0.0
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,807,623	0.1
200,000		Whirlpool Corp., 4.000%, 03/01/24	200,943	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,014,250	0.0
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	820,419	0.0
			51,228,549	1.2

		Consumer, Non-cyclical: 3.1%
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,719,449	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	396,674	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	479,196	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	296,286	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	447,680	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	477,639	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	273,103	0.0
1,156,000		Altria Group, Inc., 9.950%, 11/10/38	1,917,191	0.1
500,000		AmerisourceBergen Corp., 3.400%, 05/15/24	497,585	0.0
250,000		Amgen, Inc., 3.625%, 05/22/24	248,600	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,634,771	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	804,933	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	501,554	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	499,710	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	$223,003	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,954,156	0.1
750,000		AstraZeneca PLC, 1.950%, 09/18/19	741,942	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,738,921	0.1
400,000		Avon Products, Inc., 4.600%, 03/15/20	409,148	0.0
1,300,000	L	Avon Products, Inc., 5.000%, 03/15/23	1,274,611	0.1
500,000		Baxter International, Inc., 0.950%, 06/01/16	501,779	0.0
239,000		Baxter International, Inc., 1.850%, 06/15/18	238,259	0.0
1,000,000		Baxter International, Inc., 3.200%, 06/15/23	988,791	0.0
500,000		Baxter International, Inc., 3.650%, 08/15/42	454,366	0.0
4,370,000		Becton Dickinson and Co., 3.125%, 11/08/21	4,480,854	0.1
2,000,000		Biogen Idec, Inc., 6.875%, 03/01/18	2,323,232	0.1
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,482,100	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	420,341	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	518,230	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	435,124	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	404,675	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	490,569	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	510,464	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	504,097	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,006,342	0.0
250,000		Celgene Corp., 3.625%, 05/15/24	247,904	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,124,813	0.1
500,000		Celgene Corp., 4.625%, 05/15/44	492,506	0.0
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,042,515	0.1
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,159,648	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,798,435	0.1
750,000		Clorox Co., 3.050%, 09/15/22	739,082	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,130,443	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	978,062	0.0
792,000		ConAgra Foods, Inc., 2.100%, 03/15/18	793,465	0.0
543,000		ConAgra Foods, Inc., 3.200%, 01/25/23	521,855	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	574,838	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	506,844	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	733,453	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	715,840	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	491,115	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	732,005	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,364,961	0.1
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	497,834	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	502,076	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	274,146	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	394,919	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	245,361	0.0
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,362,006	0.1
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	371,089	0.0
500,000		General Mills, Inc., 0.875%, 01/29/16	501,584	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	728,737	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	347,795	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	371,076	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,007,489	0.0
500,000		GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,476	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	482,423	0.0
3,550,000		Humana, Inc., 3.150%, 12/01/22	3,472,436	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,220,666	0.1
551,000		Kellogg Co., 4.000%, 12/15/20	590,713	0.0
1,000,000		Kraft Foods Group, Inc., 2.250%, 06/05/17	1,019,403	0.0
3,266,000		Kraft Foods, Inc., 6.125%, 08/23/18	3,750,482	0.1
400,000		Kroger Co., 2.300%, 01/15/19	400,764	0.0
400,000		Kroger Co., 3.300%, 01/15/21	406,182	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,021,330	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,379,000	Kroger Co., 7.500%, 04/01/31	$1,803,840	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	506,645	0.0
3,000,000	Lorillard Tobacco Co., 8.125%, 06/23/19	3,674,361	0.1
500,000	McKesson Corp., 1.400%, 03/15/18	491,161	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	496,978	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	476,780	0.0
1,500,000	McKesson Corp., 3.250%, 03/01/16	1,549,096	0.1
400,000	McKesson Corp., 3.796%, 03/15/24	404,249	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	310,121	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	253,239	0.0
400,000	Medtronic, Inc., 2.750%, 04/01/23	384,705	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	331,790	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	258,354	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	993,465	0.0
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	504,536	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,026,895	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	248,928	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	509,057	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,430,417	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,604,954	0.1
750,000	Pfizer, Inc., 3.400%, 05/15/24	750,643	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	1,011,657	0.0
2,000,000	Pfizer, Inc., 6.200%, 03/15/19	2,340,140	0.1
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	629,598	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	241,706	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	287,017	0.0
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,580,093	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	495,609	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	511,011	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	983,062	0.0
250,000	Synchrony Financial, 3.750%, 08/15/21	252,517	0.0
250,000	Synchrony Financial, 3.000%, 08/15/19	250,907	0.0
300,000	Synchrony Financial, 4.250%, 08/15/24	300,485	0.0
500,000	Sysco Corp., 3.000%, 10/02/21	501,786	0.0
250,000	Sysco Corp., 4.500%, 10/02/44	252,957	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	488,846	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	150,347	0.0
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,003,218	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	735,182	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	484,334	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	489,166	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,068,334	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,137,677	0.1
500,000	Ventas Realty L.P., 3.750%, 05/01/24	492,893	0.0
500,000	Actavis plc, 1.875%, 10/01/17	496,089	0.0
500,000	Actavis plc, 3.250%, 10/01/22	483,232	0.0
500,000	Actavis plc, 4.625%, 10/01/42	458,594	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,257,584	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	249,945	0.0
250,000	WellPoint, Inc., 2.250%, 08/15/19	246,494	0.0
1,000,000	WellPoint, Inc., 2.300%, 07/15/18	1,003,669	0.0
250,000	WellPoint, Inc., 3.500%, 08/15/24	244,388	0.0
250,000	WellPoint, Inc., 4.650%, 08/15/44	243,906	0.0
		127,294,803	3.1

	Energy: 2.6%
3,500,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	3,819,329	0.1
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	786,981	0.0
543,000	Apache Corp., 3.250%, 04/15/22	545,141	0.0
3,000,000	Apache Corp., 5.625%, 01/15/17	3,285,489	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	993,951	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	946,527	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/24	507,256	0.0
1,650,000	Cameron International Corp., 3.600%, 04/30/22	1,678,854	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
400,000	Cameron International Corp., 3.700%, 06/15/24	$401,309	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/24	253,816	0.0
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	489,864	0.0
1,000,000	Cenovus Energy, Inc., 5.200%, 09/15/43	1,073,805	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	297,381	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	286,290	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	492,792	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	465,633	0.0
500,000	CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	500,487	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	761,837	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	262,326	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,627,192	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/22	397,875	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	3,966,589	0.1
250,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	232,783	0.0
500,000	Ecopetrol SA, 4.125%, 01/16/25	485,000	0.0
400,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	399,380	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/24	246,568	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/44	244,406	0.0
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/23	487,692	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	2,066,815	0.1
250,000	Ensco PLC, 4.500%, 10/01/24	251,415	0.0
250,000	Ensco PLC, 5.750%, 10/01/44	254,348	0.0
4,805,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	4,961,398	0.1
300,000	Enterprise Products Operating, LLC, 4.450%, 02/15/43	290,623	0.0
400,000	EOG Resources, Inc., 2.450%, 04/01/20	397,698	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/23	1,864,859	0.1
500,000	FMC Technologies, Inc., 2.000%, 10/01/17	504,261	0.0
1,000,000	Halliburton Co., 1.000%, 08/01/16	1,004,910	0.0
500,000	Halliburton Co., 2.000%, 08/01/18	503,459	0.0
500,000	Halliburton Co., 3.500%, 08/01/23	510,073	0.0
500,000	Halliburton Co., 4.750%, 08/01/43	527,815	0.0
1,500,000	Hess Corp., 5.600%, 02/15/41	1,690,681	0.1
1,350,000	Hess Corp., 8.125%, 02/15/19	1,666,077	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	502,464	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	475,833	0.0
2,825,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,305,530	0.1
667,000	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	663,434	0.0
400,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	393,626	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,408,168	0.1
600,000	Magellan Midstream Partners L.P., 6.550%, 07/15/19	705,867	0.0
1,000,000	Marathon Oil Corp., 0.900%, 11/01/15	1,000,623	0.0
500,000	Marathon Oil Corp., 2.800%, 11/01/22	479,499	0.0
1,000,000	Marathon Petroleum Corp., 3.500%, 03/01/16	1,034,799	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/44	384,585	0.0
500,000	Murphy Oil Corp., 2.500%, 12/01/17	508,290	0.0
1,350,000	Murphy Oil Corp., 3.700%, 12/01/22	1,319,298	0.0
3,000,000	Noble Holding International Ltd., 4.625%, 03/01/21	3,108,591	0.1
3,700,000	Occidental Petroleum Corp., 2.500%, 02/01/16	3,788,759	0.1
1,500,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,509,751	0.1
3,920,000	ONEOK Partners L.P., 3.250%, 02/01/16	4,042,892	0.1
1,000,000	Petrobras Global Finance BV, 2.000%, 05/20/16	1,002,450	0.0
1,000,000	Petrobras Global Finance BV, 3.000%, 01/15/19	976,510	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Petrobras Global Finance BV, 3.250%, 03/17/17	$253,618	0.0
1,000,000		Petrobras Global Finance BV, 4.375%, 05/20/23	939,530	0.0
500,000		Petrobras Global Finance BV, 4.875%, 03/17/20	507,853	0.0
725,000		Petrobras Global Finance BV, 5.625%, 05/20/43	646,280	0.0
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	3,939,096	0.1
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	507,846	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	286,870	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	280,298	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	248,613	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	746,800	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	478,543	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,769,059	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	485,939	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	488,857	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	408,628	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,116,458	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	485,151	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	501,620	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	502,450	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	498,636	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,861,627	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	506,803	0.0
2,000,000		Trans-Canada PipeLines Ltd., 4.625%, 03/01/34	2,058,482	0.1
1,000,000		Trans-Canada Pipelines Ltd., 7.625%, 01/15/39	1,400,750	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,646,238	0.1
1,785,000		Valero Energy Corp., 6.625%, 06/15/37	2,137,795	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,638,468	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,564,442	0.1
400,000		Williams Cos, Inc./The, 4.550%, 06/24/24	396,590	0.0
700,000		Williams Cos., Inc., 7.875%, 09/01/21	844,532	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	511,104	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	532,294	0.0
			105,233,224	2.6

		Financial: 7.9%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	2,965,594	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	721,940	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,130,774	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,009,330	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,015,093	0.0
500,000		American International Group, Inc., 3.375%, 08/15/20	515,773	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,652,398	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,125,942	0.1
777,000		American International Group, Inc., 6.400%, 12/15/20	923,569	0.0
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,668,100	0.1
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	396,917	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,497,784	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,370,940	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	503,256	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	501,777	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	$502,733	0.0
500,000		American International Group, Inc., 2.300%, 07/16/19	497,005	0.0
400,000		American International Group, Inc., 4.500%, 07/16/44	396,785	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	511,453	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	952,618	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,332,855	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	699,476	0.0
10,000,000		ANZ New Zealand Intl Ltd./London, 1.138%, 05/28/15	10,063,000	0.3
1,000,000		Aon PLC, 4.450%, 05/24/43	971,679	0.0
500,000		Aon PLC, 4.600%, 06/14/44	500,027	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	404,759	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	479,795	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	488,216	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,448,115	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,007,764	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	996,591	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	499,411	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	3,906,488	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,072,960	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,053,468	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,022,297	0.0
500,000		Bank of America Corp., 4.000%, 04/01/24	505,949	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,792,553	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,180,693	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	14,985,641	0.4
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,008,424	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	998,103	0.0
1,000,000		Bank of New York Mellon Corp./The, 1.350%, 03/06/18	987,643	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,009,668	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	989,009	0.0
1,100,000		Bank of Nova Scotia, 0.750%, 10/09/15	1,103,567	0.1
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	494,540	0.0
1,000,000		Bank of Nova Scotia, 1.375%, 07/15/16	1,009,594	0.0
500,000		Bank of Nova Scotia, 2.050%, 06/05/19	494,968	0.0
500,000		Barclays Bank PLC, 3.750%, 05/15/24	498,019	0.0
750,000		Barclays Bank PLC, 5.125%, 01/08/20	842,740	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,003,498	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,054,442	0.1
750,000		BBVA, 4.664%, 10/09/15	778,527	0.0
1,000,000		Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,004,038	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	739,569	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,011,664	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	502,375	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,019,692	0.0
250,000		Berkshire Hathaway, Inc., 0.800%, 02/11/16	250,965	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	749,216	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	302,009	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	565,810	0.0
250,000		BNP Paribas SA, 1.375%, 03/17/17	249,512	0.0
250,000	L	BNP Paribas SA, 2.450%, 03/17/19	251,136	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/23	493,550	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,565,555	0.1
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,147,293	0.1
400,000		Branch Banking & Trust Co., 3.800%, 10/30/26	398,481	0.0
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	500,718	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
300,000	Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	$301,475	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	498,541	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	501,621	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,266,303	0.1
1,000,000	Citigroup, Inc., 1.700%, 07/25/16	1,010,514	0.0
500,000	Citigroup, Inc., 2.500%, 07/29/19	495,990	0.0
1,000,000	Citigroup, Inc., 3.375%, 03/01/23	986,692	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,920,008	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	498,803	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	761,075	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	686,889	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,086,000	0.1
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,200,814	0.1
2,000,000	Citigroup, Inc., 8.125%, 07/15/39	2,973,322	0.1
1,000,000	CME Group, Inc., 3.000%, 09/15/22	998,644	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	496,209	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	246,962	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	505,241	0.0
250,000	Compass Bank, 2.750%, 09/29/19	250,092	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	503,118	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 2.250%, 01/14/19	502,681	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,049,622	0.0
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,172,732	0.2
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	993,606	0.0
500,000	Discover Bank/Greenwood DE, 3.200%, 08/09/21	495,288	0.0
400,000	Discover Bank/Greenwood DE, 4.250%, 03/13/26	411,172	0.0
500,000	Discover Bank/Greenwood DE, 4.200%, 08/08/23	518,728	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	494,367	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,048,466	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	412,599	0.0
1,000,000	Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,008,744	0.0
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,272,878	0.1
2,000,000	Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,026,364	0.1
1,000,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,050,144	0.0
600,000	Ford Motor Credit Co., LLC, 2.500%, 01/15/16	611,198	0.0
1,000,000	Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,061,003	0.1
750,000	Ford Motor Credit Co., LLC, 4.250%, 09/20/22	791,239	0.0
1,300,000	Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,497,218	0.1
1,000,000	General Electric Capital Corp., 1.625%, 07/02/15	1,009,729	0.0
1,500,000	General Electric Capital Corp., 5.875%, 01/14/38	1,812,948	0.1
6,500,000	General Electric Capital Corp., 6.750%, 03/15/32	8,545,843	0.2
1,196,000	Genworth Financial, Inc., 6.515%, 05/22/18	1,348,630	0.1
750,000	Genworth Holdings, Inc., 4.900%, 08/15/23	774,512	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,034,791	0.1
8,950,000	Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,251,687	0.3
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	995,993	0.0
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	854,360	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,460,851	0.2
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,766,148	0.1
1,350,000	Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,475,157	0.1
500,000	HCP, Inc., 2.625%, 02/01/20	493,418	0.0
3,400,000	HCP, Inc., 3.750%, 02/01/16	3,531,328	0.1
250,000	HCP, Inc., 3.875%, 08/15/24	245,480	0.0
500,000	Health Care REIT, Inc., 2.250%, 03/15/18	504,913	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	507,195	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	$527,228	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	743,232	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,196,351	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	997,351	0.0
250,000		HSBC USA, Inc., 2.250%, 06/23/19	249,129	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	250,008	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,011,723	0.0
1,000,000		Huntington National Bank/The, 1.350%, 08/02/16	1,005,285	0.0
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,690,932	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	545,555	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	958,462	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,766,838	0.1
375,000		JPMorgan Chase & Co., 1.100%, 10/15/15	376,641	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,480,563	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,438,874	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	489,917	0.0
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,293,372	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,481,641	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	747,773	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	396,530	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,584,522	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,107,340	0.1
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	248,843	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	996,077	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	394,340	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	302,815	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	493,495	0.0
500,000		MetLife, Inc., 3.600%, 04/10/24	506,479	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	380,311	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	6,030,938	0.2
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,501,376	0.1
1,000,000		Morgan Stanley, 4.100%, 05/22/23	998,577	0.0
500,000		Morgan Stanley, 4.350%, 09/08/26	492,704	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	846,238	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	12,036,245	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	496,797	0.0
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	505,116	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	504,019	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	502,373	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	288,845	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	259,454	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,010,189	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	477,872	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	972,600	0.0
500,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	487,764	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	503,602	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	542,976	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	300,350	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	292,797	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	998,658	0.0
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	977,261	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,003,427	0.0
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,047,648	0.0
500,000		ProLogis L.P., 2.750%, 02/15/19	505,594	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	517,175	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	489,779	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,665,796	0.1
400,000		Realty Income Corp., 3.875%, 07/15/24	398,548	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
300,000	Realty Income Corp., 4.125%, 10/15/26	$299,870	0.0
750,000	Royal Bank of Canada, 0.800%, 10/30/15	752,225	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	748,272	0.0
500,000	Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	500,593	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	510,358	0.0
250,000	Senior Housing Properties Trust, 3.250%, 05/01/19	251,896	0.0
250,000	Senior Housing Properties Trust, 4.750%, 05/01/24	252,579	0.0
500,000	Simon Property Group L.P., 4.250%, 10/01/44	480,368	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,022,886	0.0
1,500,000	State Street Corp., 3.100%, 05/15/23	1,457,933	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	477,636	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,038,499	0.0
250,000	SunTrust Banks, Inc., 2.500%, 05/01/19	251,252	0.0
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,215,913	0.1
700,000	UBS AG/Stamford CT, 2.375%, 08/14/19	694,484	0.0
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,632,221	0.1
750,000	US Bancorp, 2.950%, 07/15/22	729,113	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	998,058	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	492,652	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	584,588	0.0
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	983,956	0.0
14,000,000	Wells Fargo & Co., 3.750%, 10/01/14	14,001,330	0.4
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,780,328	0.2
3,983,000	Wells Fargo & Co., 5.606%, 01/15/44	4,498,938	0.1
500,000	Westpac Banking Corp., 1.125%, 09/25/15	503,537	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	997,994	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	507,880	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,071,223	0.1
400,000	XLIT Ltd., 2.300%, 12/15/18	400,122	0.0
		321,968,237	7.9

	Government: 0.0%
1,000,000	International Finance Corp., 1.250%, 07/16/18	992,107	0.0

	Industrial: 1.6%
500,000	3M Co., 2.000%, 06/26/22	477,437	0.0
200,000	3M Co., 3.875%, 06/15/44	197,065	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,265,991	0.1
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	1,003,298	0.0
2,400,000	Agilent Technologies, Inc., 6.500%, 11/01/17	2,769,305	0.1
750,000	Boeing Capital Corp., 4.700%, 10/27/19	836,914	0.0
500,000	Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	486,159	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,131,988	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	487,839	0.0
500,000	Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	498,855	0.0
400,000	Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	421,845	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	951,238	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	993,488	0.0
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	296,287	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	289,318	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/23	521,262	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	302,077	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,468,066	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	252,620	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	251,267	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	943,761	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	995,278	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,580,000	Cummins, Inc., 7.125%, 03/01/28	$2,096,532	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,843,018	0.1
200,000	FedEx Corp., 3.875%, 08/01/42	180,878	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	494,658	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	474,922	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/42	453,119	0.0
500,000	General Electric Co., 2.700%, 10/09/22	486,795	0.0
879,000	General Electric Co., 5.250%, 12/06/17	975,718	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,099,008	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	509,275	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	478,048	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	755,082	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	504,562	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	501,352	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	870,937	0.0
3,500,000	Lockheed Martin Corp., 3.350%, 09/15/21	3,607,712	0.1
1,500,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,434,606	0.1
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,896,304	0.1
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,076,438	0.1
200,000	Packaging Corp. of America, 3.650%, 09/15/24	196,889	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,903,922	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,270,036	0.1
500,000	Roper Industries, Inc., 1.850%, 11/15/17	502,176	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,239,650	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/19	497,883	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	513,638	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	356,796	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	293,651	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	769,709	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	499,631	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	250,694	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,581,508	0.1
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	259,413	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	631,852	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	253,104	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	487,361	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	260,701	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	500,886	0.0
250,000	Union Pacific Corp., 4.850%, 06/15/44	274,091	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	397,763	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	507,751	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	751,040	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	525,290	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	517,834	0.0
2,790,000	Waste Management, Inc., 6.125%, 11/30/39	3,463,966	0.1
		66,287,557	1.6

	Technology: 1.1%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,464,003	0.1
500,000	Apple Inc., 4.450%, 05/06/44	513,391	0.0
1,500,000	Apple, Inc., 0.450%, 05/03/16	1,497,361	0.1
250,000	Apple, Inc., 1.050%, 05/05/17	249,325	0.0
500,000	Apple, Inc., 2.100%, 05/06/19	500,585	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/23	946,921	0.0
500,000	Apple, Inc., 2.850%, 05/06/21	501,952	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	505,736	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	931,138	0.0
600,000	Autodesk, Inc., 1.950%, 12/15/17	602,853	0.0
400,000	Autodesk, Inc., 3.600%, 12/15/22	395,249	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,587,636	0.1
750,000	EMC Corp./MA, 1.875%, 06/01/18	746,358	0.0
750,000	EMC Corp./MA, 2.650%, 06/01/20	745,768	0.0
750,000	Hewlett-Packard Co., 2.125%, 09/13/15	760,605	0.0
1,950,000	Hewlett-Packard Co., 2.600%, 09/15/17	2,004,475	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
2,000,000	Hewlett-Packard Co., 3.750%, 12/01/20	$2,075,986	0.1
1,000,000	International Business Machines Corp., 1.625%, 05/15/20	959,344	0.0
500,000	International Business Machines Corp., 1.875%, 05/15/19	495,332	0.0
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,188,199	0.2
1,000,000	International Business Machines Corp., 3.375%, 08/01/23	1,011,862	0.1
600,000	Intel Corp., 1.350%, 12/15/17	598,573	0.0
750,000	Microsoft Corp., 1.000%, 05/01/18	736,537	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/23	960,433	0.0
750,000	Microsoft Corp., 3.625%, 12/15/23	785,399	0.0
250,000	Microsoft Corp., 4.875%, 12/15/43	277,567	0.0
300,000	NetApp Inc., 2.000%, 12/15/17	301,611	0.0
250,000	NetApp, Inc., 3.375%, 06/15/21	251,933	0.0
1,000,000	Oracle Corp., 1.200%, 10/15/17	993,310	0.1
500,000	Oracle Corp., 2.250%, 10/08/19	498,400	0.0
500,000	Oracle Corp., 2.500%, 10/15/22	478,492	0.0
750,000	Oracle Corp., 2.800%, 07/08/24	745,655	0.0
500,000	Oracle Corp., 3.400%, 07/08/21	498,781	0.0
600,000	Oracle Corp., 4.300%, 07/08/34	605,924	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/40	1,706,649	0.1
4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,340,426	0.1
250,000	Xerox Corp., 2.750%, 03/15/19	252,215	0.0
400,000	Xerox Corp., 2.800%, 05/15/20	395,028	0.0
400,000	Xerox Corp., 2.950%, 03/15/17	414,280	0.0
400,000	Xerox Corp., 3.800%, 05/15/24	395,250	0.0
465,000	Xerox Corp., 6.350%, 05/15/18	531,845	0.0
250,000	Xilinx, Inc., 2.125%, 03/15/19	248,767	0.0
250,000	Xilinx, Inc., 3.000%, 03/15/21	250,593	0.0
		43,951,747	1.1

	Utilities: 1.9%
500,000	Alabama Power Co., 4.150%, 08/15/44	498,361	0.0
300,000	Ameren Illinois Co., 2.700%, 09/01/22	295,799	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/44	253,392	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/44	503,355	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/24	402,994	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,012,156	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/24	256,261	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/44	260,428	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	510,412	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	299,604	0.0
250,000	Delmarva Power & Light Co., 3.500%, 11/15/23	256,498	0.0
250,000	DTE Electric Co., 4.300%, 07/01/44	255,964	0.0
400,000	DTE Energy Co., 3.500%, 06/01/24	402,296	0.0
400,000	DTE Energy Co., 3.850%, 12/01/23	414,718	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	301,416	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	403,388	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/23	521,461	0.0
1,500,000	Duke Energy Progress, Inc., 4.375%, 03/30/44	1,559,931	0.1
500,000	Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	502,548	0.0
400,000	Entergy Arkansas, Inc., 3.700%, 06/01/24	412,824	0.0
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,070,173	0.1
5,260,000	Exelon Generation Co., LLC, 5.200%, 10/01/19	5,839,931	0.2
500,000	Florida Power & Light Co., 3.250%, 06/01/24	504,986	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/42	717,500	0.0
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	2,001,846	0.1
500,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	502,164	0.0
1,000,000	Georgia Power Co., 0.750%, 08/10/15	1,001,856	0.0
250,000	ITC Holdings Corp., 3.650%, 06/15/24	249,802	0.0
500,000	Jersey Central Power & Light Co., 6.150%, 06/01/37	586,261	0.0
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	5,818,192	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	$4,674,421	0.1
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,971,512	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	287,279	0.0
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	504,761	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	503,331	0.0
3,595,000		Ohio Power Co., 5.375%, 10/01/21	4,172,102	0.1
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	264,302	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	802,929	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	992,164	0.0
3,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	4,012,559	0.1
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	530,023	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	753,933	0.0
250,000		Piedmont Natural Gas Co., Inc., 4.100%, 09/18/34	255,090	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	498,378	0.0
2,000,000		Progress Energy, Inc., 4.400%, 01/15/21	2,185,640	0.1
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,547,184	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	950,698	0.0
750,000	L	Public Service Electric & Gas Co., 3.800%, 01/01/43	713,834	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	245,968	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,917,717	0.1
750,000		Sempra Energy, 3.550%, 06/15/24	757,397	0.0
1,906,146		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,964,933	0.1
3,915,000	L	Southern California Edison Co., 3.875%, 06/01/21	4,226,059	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	478,495	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	539,351	0.0
5,920,000		Southern Co., 2.375%, 09/15/15	6,020,670	0.2
250,000	L	Union Electric Co., 3.500%, 04/15/24	256,550	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	290,108	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	493,517	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	1,946,617	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	996,848	0.0
500,000		Westar Energy, Inc., 4.625%, 09/01/43	537,190	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	260,377	0.0
			77,168,454	1.9

	Total Corporate Bonds/Notes (Cost $959,180,126)		995,429,821	24.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.6%
1,000,000		Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,062,999	0.0
450,000		Banc of America Commercial Mortgage, Inc., 5.790%, 06/10/49	488,342	0.0
1,532,323		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,633,804	0.0
1,450,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,477,416	0.0
58,477		Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	58,458	0.0
2,334,156		Bear Stearns Commercial Mortgage Securities, 5.757%, 04/12/38	2,453,067	0.1
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,152,838	0.1
1,994,000		Citigroup Commercial Mortgage Trust, 5.899%, 12/10/49	2,189,345	0.1
1,093,550		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 07/15/44	1,123,670	0.0
2,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 07/15/44	2,069,716	0.1
2,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 07/15/44	2,075,130	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,163,042	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	$1,279,846	0.0
1,115,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,136,480	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,332,094	0.0
998,545	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,066,823	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,143,366	0.1
1,165,570	Credit Suisse Mortgage Capital Certificates, 6.097%, 09/15/39	1,268,927	0.0
1,056,270	CW Capital Cobalt Ltd., 5.970%, 05/15/46	1,157,349	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	628,980	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.490%, 11/10/45	1,541,282	0.0
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,793,120	0.0
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,695,456	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,118,658	0.1
1,697,405	Greenwich Capital Commercial Funding Corp., 6.014%, 07/10/38	1,802,598	0.1
595,000	GS Mortgage Securities Corp. II, 2.773%, 11/10/45	580,585	0.0
165,000	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	176,790	0.0
3,174,393	GS Mortgage Securities Corp. II, 5.991%, 08/10/45	3,470,185	0.1
518,290	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	519,636	0.0
1,139,589	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,222,099	0.0
2,219,025	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,392,126	0.1
568,208	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	596,830	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.892%, 02/12/49	1,904,560	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,865,014	0.1
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.079%, 08/12/49	449,651	0.0
330,000	Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%, 12/15/48	324,235	0.0
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,177,578	0.1
1,000,000	Morgan Stanley Capital I Trust, 5.073%, 08/13/42	1,023,367	0.0
3,110,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,144,787	0.1
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,007,795	0.0
313,563	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	334,988	0.0
1,012,736	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,051,117	0.0
2,500,000	Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,512,958	0.1
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	335,103	0.0

	Total Collateralized Mortgage Obligations (Cost $58,351,735)	63,839,168	1.6

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,327,713	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,504,933	0.1

	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,442,020	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,751,742	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,535,623	0.1
		7,287,365	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	$4,742,330	0.1

		Ohio: 0.1%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	4,842,406	0.1

		Washington: 0.1%
3,900,000		State of Washington, 5.140%, 08/01/40	4,558,125	0.1

	Total Municipal Bonds (Cost $31,528,394)		36,704,892	0.9

ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.3%
247,689		Ally Auto Receivables Trust, 0.740%, 04/15/16	247,899	0.0
1,180,000		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	1,189,310	0.1
291,507		Bank of America Auto Trust, 0.780%, 06/15/16	291,685	0.0
1,200,000		Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,202,426	0.1
1,000,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	996,434	0.0
1,000,000		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	995,986	0.0
1,000,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	996,558	0.0
850,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	856,031	0.0
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	763,342	0.0
1,000,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	993,100	0.0
1,000,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	997,660	0.0
1,300,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,308,654	0.1
193,863		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	194,039	0.0
			11,033,124	0.3

		Credit Card Asset-Backed Securities: 0.2%
535,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	598,965	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,293,152	0.0
1,490,000		Chase Issuance Trust, 5.230%, 04/15/19	1,629,877	0.1
500,000		Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	508,389	0.0
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,181,892	0.1
1,000,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	996,690	0.0
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,117,487	0.0
			8,326,452	0.2

		Other Asset-Backed Securities: 0.0%
305,226		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	305,800	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	495,990	0.0
420,942		PSE&G Transition Funding, LLC, 6.890%, 12/15/17	439,209	0.0
			1,240,999	0.0

	Total Asset-Backed Securities (Cost $20,788,283)		20,600,575	0.5

CERTIFICATES OF DEPOSIT: 0.1%
		Financial: 0.1%
6,100,000		Credit Suisse, 0.530%, 02/09/15	6,104,880	0.1

	Total Certificates of Deposit (Cost $6,105,077)		6,104,880	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.7%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,773,904	0.2

		Federal Home Loan Mortgage Corporation: 5.9%##
10,425,000		0.500%, due 04/17/15	10,449,467	0.3
7,735,000		1.000%, due 03/08/17	7,758,004	0.2
21,246,000		1.000%, due 09/29/17	21,161,101	0.5
8,405,000		2.500%, due 05/27/16	8,686,921	0.2
12,281,150		2.548%, due 02/01/42	12,885,521	0.3
37,400,000	W	3.500%, due 02/15/41	38,175,755	0.9
727,411		3.500%, due 01/01/42	743,583	0.0
3,819,704		3.500%, due 01/01/42	3,904,621	0.1
4,515,000		3.750%, due 03/27/19	4,892,043	0.1
3,050,404		4.000%, due 01/01/25	3,244,733	0.1
5,364,000	W	4.000%, due 07/15/40	5,647,703	0.2
448,933		4.000%, due 08/01/40	473,425	0.0
3,846,877		4.000%, due 04/01/41	4,056,749	0.1
2,712,730		4.000%, due 05/01/41	2,860,727	0.1
154,097		4.000%, due 08/01/41	162,504	0.0
500,136		4.000%, due 12/01/41	527,421	0.0
2,472,183		4.000%, due 01/01/42	2,607,057	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
6,316,740	4.000%, due 03/01/42	$6,661,359	0.2
5,203,037	4.000%, due 03/01/42	5,486,896	0.1
2,458,931	4.000%, due 02/01/44	2,609,966	0.1
2,052,145	4.000%, due 03/01/44	2,170,580	0.1
1,213,249	4.000%, due 03/01/44	1,284,769	0.0
1,836,000	4.000%, due 09/01/44	1,936,166	0.1
22,191	4.500%, due 04/01/23	23,800	0.0
269,650	4.500%, due 03/01/39	291,041	0.0
730,298	4.500%, due 08/01/39	788,230	0.0
1,548,090	4.500%, due 09/01/39	1,671,018	0.1
1,107,500	4.500%, due 09/01/39	1,195,482	0.0
951,830	4.500%, due 09/01/39	1,027,337	0.0
1,888,742	4.500%, due 10/01/39	2,038,571	0.1
2,582,630	4.500%, due 12/01/39	2,787,917	0.1
459,490	4.500%, due 03/01/40	496,284	0.0
1,533,897	4.500%, due 04/01/40	1,656,732	0.1
291,971	4.500%, due 06/01/40	315,276	0.0
1,708,916	4.500%, due 07/01/40	1,845,369	0.1
2,282,418	4.500%, due 07/01/40	2,464,343	0.1
1,613,504	4.500%, due 08/01/40	1,742,315	0.1
477,111	4.500%, due 08/01/40	515,212	0.0
546,206	4.500%, due 03/01/41	589,784	0.0
2,007,977	4.500%, due 03/01/41	2,167,754	0.1
686,043	4.500%, due 04/01/41	740,764	0.0
1,770,239	4.500%, due 06/01/41	1,911,763	0.1
1,643,088	4.500%, due 07/01/41	1,773,960	0.1
903,176	4.500%, due 08/01/41	978,512	0.0
7,587,311	4.500%, due 08/01/41	8,204,449	0.2
51,264	5.000%, due 03/01/34	56,535	0.0
378,697	5.000%, due 12/01/34	418,643	0.0
1,369,690	5.000%, due 08/01/35	1,515,282	0.1
295,440	5.000%, due 08/01/35	326,671	0.0
909,413	5.000%, due 10/01/35	1,002,986	0.0
421,394	5.000%, due 10/01/35	465,864	0.0
479,068	5.000%, due 10/01/35	529,869	0.0
1,023,952	5.000%, due 12/01/35	1,132,274	0.0
127,201	5.000%, due 04/01/36	140,350	0.0
446,649	5.000%, due 11/01/36	493,726	0.0
315,536	5.000%, due 02/01/37	347,726	0.0
264,000	5.000%, due 05/01/37	290,826	0.0
3,711,217	5.000%, due 10/01/37	4,103,077	0.1
971,270	5.000%, due 03/01/38	1,071,370	0.0
670,460	5.000%, due 03/01/38	740,959	0.0
2,284,275	5.000%, due 03/01/38	2,514,131	0.1
653,616	5.000%, due 04/01/38	719,387	0.0
70,124	5.000%, due 10/01/38	77,181	0.0
249,916	5.000%, due 06/01/40	276,509	0.0
517,043	5.000%, due 08/01/40	572,054	0.0
1,597,354	5.000%, due 04/01/41	1,767,224	0.1
110,714	5.200%, due 08/01/37	121,855	0.0
190,000	5.400%, due 03/17/21	203,035	0.0
235,337	5.490%, due 02/01/37	260,445	0.0
1,298,972	5.500%, due 12/01/24	1,413,236	0.0
294,709	5.500%, due 09/01/34	331,115	0.0
304,549	5.500%, due 01/01/35	341,135	0.0
3,004,719	5.500%, due 09/01/35	3,361,774	0.1
161,435	5.500%, due 09/01/35	180,928	0.0
1,850,168	5.500%, due 10/01/35	2,067,638	0.1
248,543	5.500%, due 03/01/36	276,803	0.0
1,276,288	5.500%, due 03/01/36	1,424,975	0.1
197,116	5.500%, due 05/01/36	219,462	0.0
873,067	5.500%, due 06/01/36	979,907	0.0
15,141	5.500%, due 07/01/36	16,998	0.0
437,960	5.500%, due 07/01/36	488,737	0.0
68,869	5.500%, due 07/01/36	76,748	0.0
120,544	5.500%, due 10/01/36	134,283	0.0
447,252	5.500%, due 11/01/36	497,363	0.0
174,027	5.500%, due 12/01/36	193,770	0.0
298,677	5.500%, due 12/01/36	332,062	0.0
132,182	5.500%, due 12/01/36	146,865	0.0
45,652	5.500%, due 02/01/37	50,893	0.0
339,602	5.500%, due 02/01/37	378,026	0.0
106,383	5.500%, due 05/01/37	118,468	0.0
16,922	5.500%, due 06/01/37	18,845	0.0
251,338	5.500%, due 12/01/37	280,005	0.0
92,235	5.500%, due 03/01/38	102,718	0.0
46,273	5.500%, due 06/01/38	51,571	0.0
19,920	5.500%, due 06/01/38	22,169	0.0
27,094	5.500%, due 08/01/38	30,076	0.0
5,053	5.500%, due 10/01/38	5,632	0.0
2,909,226	5.500%, due 11/01/38	3,267,804	0.1
59,470	5.500%, due 12/01/38	66,132	0.0
70,952	5.500%, due 12/01/38	79,024	0.0
52,057	5.500%, due 12/01/38	57,981	0.0
488,192	5.500%, due 01/01/39	543,710	0.0
78,760	5.500%, due 01/01/39	87,709	0.0
267,457	5.500%, due 01/01/40	297,832	0.0
358,490	5.500%, due 01/01/40	398,754	0.0
234,695	5.500%, due 03/01/40	261,184	0.0
199,342	5.500%, due 01/01/41	221,521	0.0
213,714	5.750%, due 05/01/37	237,308	0.0
128,564	5.750%, due 06/01/37	142,711	0.0
314,718	5.800%, due 07/01/37	350,456	0.0
560,464	5.800%, due 08/01/37	626,542	0.0
95,767	5.800%, due 09/01/37	106,334	0.0
280,882	5.800%, due 09/01/37	312,031	0.0
17,015	6.000%, due 04/01/28	19,366	0.0
164,336	6.000%, due 07/01/28	185,381	0.0
10,388	6.000%, due 04/01/36	11,812	0.0
40,357	6.000%, due 04/01/36	45,965	0.0
1,217	6.000%, due 04/01/36	1,386	0.0
130,197	6.000%, due 06/01/36	148,088	0.0
44,108	6.000%, due 07/01/36	49,944	0.0
349,142	6.000%, due 08/01/36	395,156	0.0
12,744	6.000%, due 08/01/36	14,458	0.0
44,396	6.000%, due 08/01/36	50,439	0.0
225,297	6.000%, due 01/01/37	255,149	0.0
171,130	6.000%, due 02/01/37	193,440	0.0
12,291	6.000%, due 04/01/37	13,870	0.0
92,449	6.000%, due 06/01/37	104,213	0.0
5,413	6.000%, due 06/01/37	6,100	0.0
1,413	6.000%, due 07/01/37	1,593	0.0
33,352	6.000%, due 07/01/37	37,631	0.0
123,893	6.000%, due 08/01/37	139,798	0.0
34,692	6.000%, due 08/01/37	39,132	0.0
341,892	6.000%, due 08/01/37	385,234	0.0
416,773	6.000%, due 08/01/37	469,376	0.0
17,035	6.000%, due 08/01/37	19,210	0.0
87,243	6.000%, due 08/01/37	99,112	0.0
37,021	6.000%, due 08/01/37	41,771	0.0
9,477	6.000%, due 08/01/37	10,675	0.0
29,340	6.000%, due 09/01/37	33,100	0.0
9,314	6.000%, due 09/01/37	10,489	0.0
77,087	6.000%, due 09/01/37	86,993	0.0
20,223	6.000%, due 10/01/37	22,873	0.0
73,015	6.000%, due 10/01/37	82,293	0.0
32,850	6.000%, due 10/01/37	36,996	0.0
49,756	6.000%, due 10/01/37	56,137	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
82,481		6.000%, due 11/01/37	$92,898	0.0
13,054		6.000%, due 11/01/37	14,708	0.0
15,152		6.000%, due 11/01/37	17,084	0.0
266,512		6.000%, due 12/01/37	300,150	0.0
9,518		6.000%, due 12/01/37	10,732	0.0
147,511		6.000%, due 12/01/37	166,172	0.0
7,667		6.000%, due 01/01/38	8,637	0.0
86,930		6.000%, due 01/01/38	98,060	0.0
155,134		6.000%, due 01/01/38	174,715	0.0
10,945		6.000%, due 02/01/38	12,333	0.0
128,662		6.000%, due 02/01/38	144,901	0.0
125,625		6.000%, due 05/01/38	141,629	0.0
7,222		6.000%, due 06/01/38	8,139	0.0
217,884		6.000%, due 07/01/38	245,645	0.0
183,004		6.000%, due 07/01/38	206,241	0.0
100,406		6.000%, due 08/01/38	113,168	0.0
986,286		6.000%, due 09/01/38	1,110,997	0.0
40,447		6.000%, due 09/01/38	45,600	0.0
114,074		6.000%, due 09/01/38	128,947	0.0
4,657		6.000%, due 09/01/38	5,249	0.0
43,566		6.000%, due 11/01/38	49,145	0.0
543,210		6.000%, due 01/01/39	612,418	0.0
764,233		6.000%, due 04/01/39	861,387	0.0
171,006		6.000%, due 08/01/39	192,907	0.0
248,197		6.000%, due 10/01/39	280,000	0.0
89,757		6.000%, due 11/01/39	101,198	0.0
62,847		6.000%, due 11/01/39	70,803	0.0
431,354		6.000%, due 11/01/39	486,626	0.0
9,432		6.000%, due 12/01/39	10,626	0.0
344,165		6.000%, due 05/01/40	387,957	0.0
101,972		6.150%, due 12/01/37	115,846	0.0
192,221		6.150%, due 12/01/37	218,179	0.0
375,366		6.150%, due 01/01/38	423,395	0.0
181,019		6.150%, due 02/01/38	203,908	0.0
289,120		6.150%, due 02/01/38	325,874	0.0
840,000		6.250%, due 07/15/32	1,176,781	0.0
36,582		6.500%, due 06/01/36	41,396	0.0
5,701		6.500%, due 08/01/36	6,769	0.0
10,535		6.500%, due 10/01/36	11,920	0.0
142,502		6.500%, due 10/01/36	161,263	0.0
77,751		6.500%, due 07/01/37	90,294	0.0
1,481		6.500%, due 08/01/37	1,676	0.0
33,673		6.500%, due 09/01/37	38,099	0.0
47,444		6.500%, due 09/01/37	53,685	0.0
18,081		6.500%, due 10/01/37	20,457	0.0
68,433		6.500%, due 11/01/37	80,153	0.0
84,436		6.500%, due 01/01/38	95,554	0.0
98,196		6.500%, due 02/01/38	111,127	0.0
38,158		6.500%, due 02/01/38	43,182	0.0
80,794		6.500%, due 04/01/38	92,051	0.0
24,954		6.500%, due 04/01/38	28,942	0.0
14,693		6.500%, due 05/01/38	16,726	0.0
2,120		6.500%, due 05/01/38	2,398	0.0
7,076		6.500%, due 07/01/38	8,007	0.0
6,733		6.500%, due 08/01/38	7,618	0.0
9,056		6.500%, due 09/01/38	10,249	0.0
30,492		6.500%, due 10/01/38	34,498	0.0
1,197		6.500%, due 10/01/38	1,354	0.0
41,259		6.500%, due 11/01/38	46,689	0.0
846,323		6.500%, due 12/01/38	1,010,754	0.0
28,871		6.500%, due 12/01/38	32,671	0.0
406,024		6.500%, due 12/01/38	459,438	0.0
16,022		6.500%, due 12/01/38	18,131	0.0
9,724		6.500%, due 12/01/38	11,001	0.0
9,362		6.500%, due 01/01/39	10,822	0.0
2,540,000		6.750%, due 03/15/31	3,666,561	0.1
			241,203,918	5.9

		Federal National Mortgage Association: 19.1%##
27,130,000		0.375%, due 03/16/15	27,162,230	0.7
6,025,000		1.375%, due 11/15/16	6,109,711	0.2
5,000,000		2.250%, due 03/15/16	5,131,100	0.1
8,750,000		2.375%, due 04/11/16	9,008,309	0.2
9,557,262		2.500%, due 09/01/27	9,671,828	0.3
72,700,000	W	2.500%, due 10/25/27	72,941,387	1.8
15,000,000	W	3.000%, due 09/25/26	15,416,601	0.4
3,098,608		3.000%, due 12/01/26	3,203,355	0.1
2,483,736		3.000%, due 01/01/27	2,567,696	0.1
2,449,242		3.000%, due 01/01/27	2,532,098	0.1
127,437,000	W	3.000%, due 07/25/42	125,281,515	3.1
51,627,398		3.000%, due 05/01/43	50,999,923	1.3
16,915,907		3.000%, due 07/01/43	16,706,761	0.4
3,800,000	W	3.500%, due 07/25/26	3,994,750	0.1
667,307		3.500%, due 08/01/26	703,188	0.0
747,726		3.500%, due 08/01/26	787,962	0.0
76,229		3.500%, due 09/01/26	80,331	0.0
527,489		3.500%, due 10/01/26	555,866	0.0
1,369,881		3.500%, due 10/01/26	1,443,601	0.1
2,677,289		3.500%, due 11/01/26	2,821,338	0.1
2,804,685		3.500%, due 12/01/26	2,952,362	0.1
2,820,888		3.500%, due 12/01/26	2,972,734	0.1
3,407,178		3.500%, due 01/01/27	3,590,453	0.1
2,628,766		3.500%, due 03/01/41	2,691,607	0.1
3,230,795		3.500%, due 12/01/41	3,309,323	0.1
5,478,460		3.500%, due 01/01/42	5,611,905	0.2
61,636,000	W	3.500%, due 04/25/42	62,820,569	1.6
25,071,691		3.500%, due 11/01/42	25,676,900	0.6
59,040		4.000%, due 11/01/20	62,540	0.0
79,865		4.000%, due 07/01/22	84,744	0.0
26,624		4.000%, due 04/01/23	28,399	0.0
16,392		4.000%, due 05/01/23	17,490	0.0
31,577		4.000%, due 07/01/23	33,489	0.0
98,950		4.000%, due 03/01/24	105,593	0.0
121,453		4.000%, due 03/01/24	129,576	0.0
2,684		4.000%, due 04/01/24	2,842	0.0
86,091		4.000%, due 04/01/24	91,873	0.0
177,467		4.000%, due 07/01/24	189,450	0.0
559,909		4.000%, due 07/01/24	597,700	0.0
8,784		4.000%, due 08/01/24	9,375	0.0
170,206		4.000%, due 01/01/25	181,733	0.0
140,849		4.000%, due 02/01/25	150,403	0.0
708,219		4.000%, due 02/01/25	756,247	0.0
608,631		4.000%, due 06/01/25	647,153	0.0
13,185		4.000%, due 07/01/25	14,075	0.0
74,948		4.000%, due 09/01/25	79,340	0.0
68,471		4.000%, due 09/01/25	72,764	0.0
1,060,016		4.000%, due 12/01/25	1,131,600	0.0
918,985		4.000%, due 02/01/26	980,935	0.0
159,477		4.000%, due 03/01/26	170,286	0.0
573,493		4.000%, due 04/01/26	612,407	0.0
267,526		4.000%, due 04/01/26	285,570	0.0
1,927,938		4.000%, due 04/01/26	2,057,998	0.1
994,108		4.000%, due 05/01/26	1,061,516	0.0
438,834		4.000%, due 09/01/26	466,543	0.0
48,657,000	W	4.000%, due 08/25/40	51,127,103	1.3
1,641,107		4.000%, due 10/01/40	1,737,324	0.1
497,655		4.000%, due 10/01/40	525,320	0.0
3,217,764		4.000%, due 12/01/40	3,406,583	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
3,005,172	4.000%, due 12/01/40	$3,172,231	0.1
6,632,662	4.000%, due 02/01/41	7,001,374	0.2
1,271,264	4.000%, due 03/01/41	1,341,934	0.0
1,081,849	4.000%, due 04/01/41	1,141,990	0.0
1,451,508	4.000%, due 08/01/41	1,536,705	0.1
927,131	4.000%, due 09/01/41	978,671	0.0
8,094,906	4.000%, due 11/01/41	8,544,904	0.2
1,654,210	4.000%, due 12/01/41	1,746,169	0.1
2,760,911	4.000%, due 01/01/42	2,914,391	0.1
1,741,585	4.000%, due 07/01/42	1,839,919	0.1
1,454,958	4.000%, due 07/01/42	1,536,680	0.1
3,356,829	4.000%, due 07/01/43	3,561,034	0.1
3,945,474	4.000%, due 02/01/44	4,181,953	0.1
1,643,115	4.000%, due 02/01/44	1,741,599	0.1
1,444,455	4.000%, due 03/01/44	1,532,372	0.1
15,848,278	4.000%, due 08/01/44	16,729,290	0.4
15,595	4.500%, due 05/01/19	16,484	0.0
44,031	4.500%, due 05/01/19	46,633	0.0
39,817	4.500%, due 01/01/20	42,338	0.0
31,251	4.500%, due 08/01/20	33,231	0.0
4,155	4.500%, due 06/01/22	4,389	0.0
5,030	4.500%, due 07/01/22	5,309	0.0
53,807	4.500%, due 11/01/22	57,334	0.0
14,619	4.500%, due 02/01/23	15,507	0.0
103,663	4.500%, due 02/01/23	111,415	0.0
430,368	4.500%, due 03/01/23	463,093	0.0
1,922	4.500%, due 03/01/23	2,063	0.0
7,469	4.500%, due 03/01/23	7,955	0.0
80,043	4.500%, due 04/01/23	86,039	0.0
4,381	4.500%, due 04/01/23	4,626	0.0
58,478	4.500%, due 04/01/23	62,881	0.0
226,458	4.500%, due 04/01/23	243,017	0.0
246,876	4.500%, due 04/01/23	264,886	0.0
319,661	4.500%, due 05/01/23	343,654	0.0
3,044	4.500%, due 05/01/23	3,270	0.0
4,996	4.500%, due 05/01/23	5,374	0.0
6,237	4.500%, due 05/01/23	6,704	0.0
5,954	4.500%, due 07/01/23	6,289	0.0
30,804	4.500%, due 01/01/24	32,519	0.0
719,331	4.500%, due 05/01/24	767,711	0.0
972,837	4.500%, due 07/01/24	1,038,206	0.0
1,311,667	4.500%, due 08/01/24	1,400,693	0.1
701,435	4.500%, due 09/01/24	744,725	0.0
46,411	4.500%, due 09/01/24	49,559	0.0
45,023	4.500%, due 09/01/24	47,978	0.0
192,791	4.500%, due 09/01/24	205,859	0.0
175,480	4.500%, due 10/01/24	185,432	0.0
474,516	4.500%, due 10/01/24	506,795	0.0
96,440	4.500%, due 10/01/24	102,639	0.0
10,323	4.500%, due 11/01/24	10,911	0.0
57,258	4.500%, due 11/01/24	60,577	0.0
21,263	4.500%, due 11/01/24	22,745	0.0
41,772	4.500%, due 11/01/24	44,615	0.0
225,350	4.500%, due 11/01/24	240,658	0.0
330,468	4.500%, due 11/01/24	352,947	0.0
567,613	4.500%, due 12/01/24	605,604	0.0
242,747	4.500%, due 12/01/24	259,262	0.0
6,393	4.500%, due 01/01/25	6,827	0.0
307,938	4.500%, due 01/01/25	328,802	0.0
485,557	4.500%, due 01/01/25	518,695	0.0
1,079,538	4.500%, due 05/01/25	1,152,740	0.0
80,936	4.500%, due 08/01/25	87,340	0.0
1,232,809	4.500%, due 01/01/26	1,315,780	0.0
546,804	4.500%, due 04/01/26	583,522	0.0
11,210	4.500%, due 06/01/34	12,138	0.0
55,523	4.500%, due 05/01/35	60,355	0.0
5,919	4.500%, due 03/01/38	6,391	0.0
3,222	4.500%, due 05/01/38	3,479	0.0
14,473	4.500%, due 05/01/38	15,628	0.0
40,816	4.500%, due 06/01/38	44,142	0.0
27,057	4.500%, due 07/01/38	29,217	0.0
10,238	4.500%, due 07/01/38	11,055	0.0
40,172	4.500%, due 09/01/38	43,380	0.0
1,450,094	4.500%, due 03/01/39	1,568,797	0.1
91,237	4.500%, due 04/01/39	98,558	0.0
64,989	4.500%, due 04/01/39	70,245	0.0
3,314,747	4.500%, due 06/01/39	3,582,452	0.1
1,517,578	4.500%, due 07/01/39	1,640,500	0.1
3,030,443	4.500%, due 07/01/39	3,281,421	0.1
2,195,947	4.500%, due 07/01/39	2,373,487	0.1
4,369,850	4.500%, due 09/01/39	4,724,963	0.1
2,903,920	4.500%, due 10/01/39	3,138,485	0.1
1,199,772	4.500%, due 12/01/39	1,297,270	0.0
992,726	4.500%, due 12/01/39	1,073,539	0.0
1,460,707	4.500%, due 12/01/39	1,579,746	0.1
633,430	4.500%, due 03/01/40	685,099	0.0
1,630,307	4.500%, due 09/01/40	1,760,467	0.1
732,076	4.500%, due 10/01/40	791,887	0.0
733,423	4.500%, due 10/01/40	793,427	0.0
1,001,368	4.500%, due 10/01/40	1,083,388	0.0
2,008,554	4.500%, due 03/01/41	2,172,990	0.1
2,160,966	4.500%, due 04/01/41	2,337,735	0.1
787,692	4.500%, due 06/01/41	852,364	0.0
7,042,655	4.500%, due 06/01/41	7,620,906	0.2
1,073,010	4.500%, due 06/01/41	1,160,875	0.0
879,479	4.500%, due 06/01/41	951,603	0.0
348,787	4.500%, due 07/01/41	377,425	0.0
447,265	4.500%, due 07/01/41	483,966	0.0
11,490,064	4.500%, due 07/01/41	12,474,256	0.3
2,857,630	4.500%, due 08/01/41	3,091,269	0.1
689,188	4.500%, due 08/01/41	745,681	0.0
3,691,065	4.500%, due 08/01/41	3,993,701	0.1
7	5.000%, due 10/01/14	7	0.0
1,997	5.000%, due 02/01/15	2,107	0.0
15,809	5.000%, due 04/01/16	16,679	0.0
93,245	5.000%, due 01/01/18	98,446	0.0
223,103	5.000%, due 01/01/18	235,512	0.0
191,137	5.000%, due 02/01/18	201,788	0.0
34,387	5.000%, due 04/01/18	36,306	0.0
2,159	5.000%, due 02/01/20	2,301	0.0
3,693	5.000%, due 06/01/21	3,923	0.0
27,378	5.000%, due 11/01/21	29,155	0.0
46,102	5.000%, due 01/01/22	48,720	0.0
2,932	5.000%, due 02/01/22	3,134	0.0
5,376	5.000%, due 04/01/22	5,778	0.0
107,419	5.000%, due 06/01/22	115,411	0.0
7,506	5.000%, due 06/01/22	8,021	0.0
62,962	5.000%, due 06/01/22	67,703	0.0
588	5.000%, due 06/01/22	621	0.0
1,541	5.000%, due 07/01/22	1,628	0.0
72,567	5.000%, due 07/01/22	77,896	0.0
48,279	5.000%, due 08/01/22	51,022	0.0
16,275	5.000%, due 09/01/22	17,202	0.0
63,026	5.000%, due 12/01/22	66,547	0.0
64,157	5.000%, due 01/01/23	68,891	0.0
3,451	5.000%, due 01/01/23	3,645	0.0
486,467	5.000%, due 02/01/23	525,763	0.0
160,821	5.000%, due 02/01/23	173,946	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,439	5.000%, due 02/01/23	$2,622	0.0
2,905	5.000%, due 03/01/23	3,139	0.0
73,458	5.000%, due 03/01/23	79,470	0.0
25,703	5.000%, due 03/01/23	27,155	0.0
147,690	5.000%, due 03/01/23	159,398	0.0
20,748	5.000%, due 03/01/23	22,442	0.0
99,731	5.000%, due 04/01/23	107,837	0.0
23,456	5.000%, due 04/01/23	25,496	0.0
102,019	5.000%, due 04/01/23	110,365	0.0
14,979	5.000%, due 04/01/23	15,822	0.0
35,062	5.000%, due 05/01/23	37,919	0.0
12,984	5.000%, due 05/01/23	13,943	0.0
33,027	5.000%, due 05/01/23	35,686	0.0
64,706	5.000%, due 06/01/23	69,683	0.0
128,574	5.000%, due 06/01/23	135,829	0.0
10,783	5.000%, due 06/01/23	11,396	0.0
32,584	5.000%, due 06/01/23	35,187	0.0
41,374	5.000%, due 06/01/23	44,751	0.0
677,617	5.000%, due 07/01/23	732,921	0.0
294,023	5.000%, due 08/01/23	318,081	0.0
1,221	5.000%, due 09/01/23	1,320	0.0
32,820	5.000%, due 02/01/24	35,475	0.0
258,175	5.000%, due 03/01/24	280,558	0.0
99,976	5.000%, due 04/01/24	105,647	0.0
32,277	5.000%, due 04/01/24	34,803	0.0
130,073	5.000%, due 05/01/24	139,728	0.0
205,019	5.000%, due 06/01/24	220,200	0.0
1,053,726	5.000%, due 08/01/24	1,136,268	0.0
418,335	5.000%, due 07/01/33	462,839	0.0
129,591	5.000%, due 02/01/34	142,994	0.0
83,505	5.000%, due 11/01/34	92,383	0.0
5,524,220	5.000%, due 02/01/35	6,111,251	0.2
1,082,735	5.000%, due 06/01/35	1,197,568	0.0
69,116	5.000%, due 08/01/35	76,438	0.0
1,350,861	5.000%, due 09/01/35	1,495,910	0.1
365,347	5.000%, due 09/01/35	403,305	0.0
848,319	5.000%, due 09/01/35	936,199	0.0
104,272	5.000%, due 10/01/35	115,225	0.0
1,289,762	5.000%, due 03/01/36	1,426,423	0.1
1,629,394	5.000%, due 03/01/36	1,799,754	0.1
429,050	5.000%, due 04/01/36	474,453	0.0
1,117,055	5.000%, due 05/01/36	1,234,846	0.0
13,944	5.000%, due 05/01/36	15,419	0.0
210,564	5.000%, due 06/01/36	232,781	0.0
515,641	5.000%, due 12/01/36	570,073	0.0
172,394	5.000%, due 12/01/36	190,596	0.0
513,115	5.000%, due 07/01/37	567,242	0.0
455,923	5.000%, due 01/01/38	504,148	0.0
827,226	5.000%, due 02/01/38	914,904	0.0
1,716,413	5.000%, due 02/01/38	1,898,441	0.1
1,137,707	5.000%, due 08/01/38	1,257,471	0.0
349,869	5.000%, due 07/01/40	387,466	0.0
857,345	5.000%, due 07/01/40	947,820	0.0
11,310,000	5.375%, due 06/12/17	12,627,807	0.3
1,574	5.500%, due 12/01/14	1,665	0.0
12,800	5.500%, due 04/01/15	13,539	0.0
10,182	5.500%, due 06/01/15	10,770	0.0
16,552	5.500%, due 04/01/16	17,508	0.0
71,877	5.500%, due 11/01/16	76,031	0.0
12,122	5.500%, due 01/01/17	12,827	0.0
29,780	5.500%, due 01/01/17	31,520	0.0
49,237	5.500%, due 02/01/17	52,108	0.0
54,641	5.500%, due 10/01/17	57,853	0.0
22,572	5.500%, due 11/01/17	23,900	0.0
120,541	5.500%, due 11/01/17	127,615	0.0
25	5.500%, due 02/01/18	26	0.0
25,158	5.500%, due 09/01/18	26,651	0.0
73,525	5.500%, due 07/01/20	77,832	0.0
2,643	5.500%, due 04/01/21	2,892	0.0
13,973	5.500%, due 10/01/21	14,799	0.0
148,707	5.500%, due 11/01/21	162,820	0.0
7,120	5.500%, due 11/01/21	7,544	0.0
568,880	5.500%, due 11/01/21	606,901	0.0
456,159	5.500%, due 12/01/21	498,726	0.0
362,814	5.500%, due 12/01/21	395,935	0.0
208,675	5.500%, due 12/01/21	222,385	0.0
13,508	5.500%, due 01/01/22	14,516	0.0
12,416	5.500%, due 01/01/22	13,601	0.0
86,042	5.500%, due 01/01/22	92,488	0.0
74,155	5.500%, due 02/01/22	78,560	0.0
5,560	5.500%, due 04/01/22	6,085	0.0
65,859	5.500%, due 06/01/22	72,494	0.0
61,992	5.500%, due 06/01/22	67,630	0.0
82,205	5.500%, due 07/01/22	89,638	0.0
8,202	5.500%, due 07/01/22	8,974	0.0
2,838	5.500%, due 07/01/22	3,008	0.0
7,053	5.500%, due 08/01/22	7,474	0.0
37,714	5.500%, due 09/01/22	41,271	0.0
142,215	5.500%, due 09/01/22	155,647	0.0
256,982	5.500%, due 11/01/22	280,294	0.0
29,495	5.500%, due 01/01/23	31,253	0.0
24,886	5.500%, due 01/01/23	27,230	0.0
22,687	5.500%, due 02/01/23	24,990	0.0
20,632	5.500%, due 03/01/23	22,121	0.0
12,184	5.500%, due 04/01/23	13,326	0.0
37,051	5.500%, due 06/01/23	39,513	0.0
98,565	5.500%, due 08/01/23	105,990	0.0
6,612	5.500%, due 08/01/23	7,232	0.0
42,968	5.500%, due 08/01/23	46,848	0.0
16,465	5.500%, due 08/01/23	18,014	0.0
102,867	5.500%, due 09/01/23	112,568	0.0
36,675	5.500%, due 10/01/23	38,862	0.0
200,304	5.500%, due 11/01/23	217,586	0.0
10,137	5.500%, due 11/01/23	11,094	0.0
11,575	5.500%, due 11/01/23	12,332	0.0
216,833	5.500%, due 02/01/24	235,541	0.0
8,453	5.500%, due 03/01/24	8,969	0.0
15,623	5.500%, due 07/01/24	16,959	0.0
158,910	5.500%, due 07/01/24	170,190	0.0
349,302	5.500%, due 05/01/25	370,005	0.0
181,543	5.500%, due 08/01/25	192,493	0.0
8,741	5.500%, due 07/01/27	9,779	0.0
1,965	5.500%, due 08/01/27	2,198	0.0
286,876	5.500%, due 03/01/34	321,485	0.0
358,714	5.500%, due 04/01/34	402,287	0.0
135,569	5.500%, due 11/01/34	152,039	0.0
121,865	5.500%, due 12/01/34	136,696	0.0
1,716,917	5.500%, due 02/01/35	1,923,789	0.1
214,059	5.500%, due 05/01/35	239,925	0.0
1,684,227	5.500%, due 09/01/35	1,885,746	0.1
283,202	5.500%, due 09/01/35	317,022	0.0
286,900	5.500%, due 04/01/36	319,277	0.0
353,841	5.500%, due 04/01/36	394,769	0.0
85,141	5.500%, due 05/01/36	95,174	0.0
292,166	5.500%, due 06/01/36	326,001	0.0
820,950	5.500%, due 07/01/36	920,068	0.0
500,716	5.500%, due 11/01/36	559,543	0.0
782,292	5.500%, due 12/01/36	873,965	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
143,330	5.500%, due 12/01/36	$160,593	0.0
1,754,151	5.500%, due 12/01/36	1,955,464	0.1
241,715	5.500%, due 01/01/37	270,433	0.0
217,455	5.500%, due 03/01/37	242,400	0.0
1,133,322	5.500%, due 03/01/37	1,262,413	0.0
2,295,639	5.500%, due 03/01/37	2,557,164	0.1
948,771	5.500%, due 08/01/37	1,061,438	0.0
10,529	5.500%, due 01/01/38	11,718	0.0
4,637	5.500%, due 01/01/38	5,160	0.0
3,307	5.500%, due 01/01/38	3,680	0.0
42,521	5.500%, due 03/01/38	47,320	0.0
85,886	5.500%, due 05/01/38	95,578	0.0
156,083	5.500%, due 06/01/38	173,729	0.0
758,101	5.500%, due 06/01/38	843,797	0.0
3,803,794	5.500%, due 09/01/38	4,236,992	0.1
1,034,966	5.500%, due 12/01/38	1,151,761	0.0
271,997	5.500%, due 06/01/39	302,691	0.0
84,279	5.500%, due 04/01/40	95,695	0.0
164,220	5.500%, due 05/01/40	182,915	0.0
267,856	5.500%, due 06/01/40	298,372	0.0
42,800	5.500%, due 07/01/40	47,674	0.0
22,272	5.700%, due 07/01/36	24,752	0.0
178,257	5.700%, due 07/01/36	200,359	0.0
50,506	5.700%, due 08/01/36	56,442	0.0
105,945	6.000%, due 10/01/18	113,192	0.0
30,508	6.000%, due 01/01/34	34,746	0.0
10,152	6.000%, due 07/01/34	11,554	0.0
162,695	6.000%, due 12/01/34	185,245	0.0
150,715	6.000%, due 05/01/35	171,587	0.0
216,254	6.000%, due 01/01/36	244,281	0.0
179,676	6.000%, due 01/01/36	205,879	0.0
71,910	6.000%, due 02/01/36	81,495	0.0
89,228	6.000%, due 03/01/36	101,021	0.0
31,921	6.000%, due 03/01/36	36,291	0.0
80,002	6.000%, due 04/01/36	90,797	0.0
42,190	6.000%, due 04/01/36	47,999	0.0
915,000	6.000%, due 04/18/36	985,834	0.0
184,676	6.000%, due 05/01/36	208,534	0.0
1,402	6.000%, due 06/01/36	1,590	0.0
5,764	6.000%, due 08/01/36	6,509	0.0
33,694	6.000%, due 08/01/36	38,047	0.0
247,401	6.000%, due 09/01/36	280,508	0.0
81,227	6.000%, due 09/01/36	91,720	0.0
195,210	6.000%, due 09/01/36	220,877	0.0
80,626	6.000%, due 09/01/36	91,108	0.0
60,098	6.000%, due 10/01/36	67,861	0.0
48,162	6.000%, due 10/01/36	54,532	0.0
307,532	6.000%, due 12/01/36	347,404	0.0
1,106,204	6.000%, due 12/01/36	1,254,305	0.0
81,456	6.000%, due 01/01/37	91,979	0.0
31,165	6.000%, due 02/01/37	35,297	0.0
11,292	6.000%, due 04/01/37	12,756	0.0
339,345	6.000%, due 07/01/37	384,221	0.0
77,182	6.000%, due 08/01/37	87,388	0.0
11,781	6.000%, due 08/01/37	13,303	0.0
13,115	6.000%, due 08/01/37	14,843	0.0
2,128	6.000%, due 09/01/37	2,403	0.0
50,997	6.000%, due 09/01/37	57,790	0.0
62,785	6.000%, due 09/01/37	70,896	0.0
137,058	6.000%, due 09/01/37	154,764	0.0
77,543	6.000%, due 09/01/37	87,574	0.0
15,404	6.000%, due 09/01/37	17,416	0.0
4,803	6.000%, due 09/01/37	5,423	0.0
5,062	6.000%, due 10/01/37	5,715	0.0
5,017	6.000%, due 10/01/37	5,665	0.0
1,687	6.000%, due 10/01/37	1,908	0.0
18,035	6.000%, due 10/01/37	20,528	0.0
8,139	6.000%, due 11/01/37	9,190	0.0
49,170	6.000%, due 11/01/37	55,523	0.0
182,110	6.000%, due 11/01/37	205,636	0.0
139,812	6.000%, due 11/01/37	157,994	0.0
11,634	6.000%, due 11/01/37	13,142	0.0
61,872	6.000%, due 11/01/37	69,959	0.0
47,330	6.000%, due 11/01/37	53,455	0.0
98,895	6.000%, due 12/01/37	111,671	0.0
39,859	6.000%, due 12/01/37	45,040	0.0
33,150	6.000%, due 12/01/37	37,486	0.0
212,123	6.000%, due 12/01/37	239,526	0.0
62,337	6.000%, due 01/01/38	70,407	0.0
9,425	6.000%, due 01/01/38	10,643	0.0
45,789	6.000%, due 01/01/38	51,705	0.0
7,024	6.000%, due 02/01/38	7,931	0.0
245,485	6.000%, due 02/01/38	277,386	0.0
22,237	6.000%, due 03/01/38	25,110	0.0
199,851	6.000%, due 03/01/38	225,669	0.0
80,132	6.000%, due 04/01/38	90,486	0.0
1,142,925	6.000%, due 04/01/38	1,291,939	0.0
76,057	6.000%, due 05/01/38	85,882	0.0
131,950	6.000%, due 05/01/38	148,996	0.0
7,236	6.000%, due 06/01/38	8,171	0.0
58,847	6.000%, due 07/01/38	66,472	0.0
146,067	6.000%, due 07/01/38	164,936	0.0
9,658	6.000%, due 08/01/38	10,906	0.0
4,071	6.000%, due 08/01/38	4,597	0.0
47,467	6.000%, due 09/01/38	54,417	0.0
59,145	6.000%, due 09/01/38	66,786	0.0
299,111	6.000%, due 09/01/38	337,751	0.0
231,465	6.000%, due 10/01/38	261,367	0.0
344,983	6.000%, due 10/01/38	389,549	0.0
425,392	6.000%, due 10/01/38	480,346	0.0
6,286	6.000%, due 10/01/38	7,099	0.0
24,500	6.000%, due 10/01/38	27,665	0.0
60,460	6.000%, due 05/01/39	68,349	0.0
2,425,898	6.000%, due 10/01/39	2,752,887	0.1
66,555	6.000%, due 11/01/39	75,153	0.0
32,251	6.500%, due 04/01/28	36,532	0.0
1,634	6.500%, due 04/01/30	1,904	0.0
37,980	6.500%, due 08/01/32	43,025	0.0
122,857	6.500%, due 02/01/34	139,184	0.0
13,840	6.500%, due 11/01/34	16,208	0.0
65,464	6.500%, due 01/01/36	77,328	0.0
75,783	6.500%, due 03/01/36	88,415	0.0
250,839	6.500%, due 04/01/36	284,160	0.0
5,659	6.500%, due 05/01/36	6,480	0.0
20,381	6.500%, due 06/01/36	23,181	0.0
403,978	6.500%, due 07/01/36	469,793	0.0
4,979	6.500%, due 07/01/36	5,640	0.0
80,541	6.500%, due 07/01/36	91,234	0.0
35,676	6.500%, due 07/01/36	40,402	0.0
10,881	6.500%, due 07/01/36	12,455	0.0
194,615	6.500%, due 07/01/36	220,434	0.0
6,082	6.500%, due 08/01/36	6,890	0.0
9,714	6.500%, due 08/01/36	11,006	0.0
4,916,681	6.500%, due 08/25/36	5,466,767	0.1
23,267	6.500%, due 09/01/36	26,446	0.0
4,226	6.500%, due 09/01/36	4,787	0.0
408,106	6.500%, due 09/01/36	462,281	0.0
44,955	6.500%, due 09/01/36	50,925	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
6,228	6.500%, due 11/01/36	$7,128	0.0
13,596	6.500%, due 11/01/36	15,400	0.0
660	6.500%, due 11/01/36	748	0.0
7,260	6.500%, due 12/01/36	8,266	0.0
15,129	6.500%, due 12/01/36	17,140	0.0
8,415	6.500%, due 12/01/36	9,532	0.0
157,701	6.500%, due 01/01/37	187,493	0.0
83,801	6.500%, due 01/01/37	99,448	0.0
1,562	6.500%, due 01/01/37	1,769	0.0
58,556	6.500%, due 01/01/37	66,315	0.0
68,545	6.500%, due 02/01/37	77,637	0.0
190,884	6.500%, due 03/01/37	216,177	0.0
225,252	6.500%, due 03/01/37	265,436	0.0
391	6.500%, due 03/01/37	443	0.0
39,317	6.500%, due 03/01/37	44,543	0.0
26,205	6.500%, due 03/01/37	29,682	0.0
163,854	6.500%, due 04/01/37	185,633	0.0
12,917	6.500%, due 04/01/37	14,629	0.0
3,078	6.500%, due 04/01/37	3,487	0.0
4,402	6.500%, due 07/01/37	5,032	0.0
11,459	6.500%, due 08/01/37	12,979	0.0
10,270	6.500%, due 08/01/37	11,638	0.0
12,614	6.500%, due 08/01/37	14,468	0.0
388,911	6.500%, due 09/01/37	440,494	0.0
3,250	6.500%, due 09/01/37	3,682	0.0
8,354	6.500%, due 09/01/37	9,573	0.0
1,625	6.500%, due 09/01/37	1,906	0.0
4,757	6.500%, due 09/01/37	5,388	0.0
28,375	6.500%, due 09/01/37	32,140	0.0
219,573	6.500%, due 09/01/37	248,757	0.0
57,494	6.500%, due 09/01/37	65,125	0.0
9,411	6.500%, due 10/01/37	10,661	0.0
23,585	6.500%, due 10/01/37	28,091	0.0
112,499	6.500%, due 10/01/37	127,429	0.0
69,389	6.500%, due 10/01/37	78,607	0.0
4,553	6.500%, due 10/01/37	5,157	0.0
426,743	6.500%, due 11/01/37	507,071	0.0
12,188	6.500%, due 12/01/37	13,855	0.0
1,629	6.500%, due 12/01/37	1,846	0.0
47,241	6.500%, due 12/01/37	53,509	0.0
1,531	6.500%, due 12/01/37	1,735	0.0
3,196	6.500%, due 12/01/37	3,621	0.0
3,713	6.500%, due 12/01/37	4,206	0.0
428,340	6.500%, due 12/01/37	509,084	0.0
59,017	6.500%, due 12/01/37	66,847	0.0
40,171	6.500%, due 01/01/38	45,509	0.0
1,019	6.500%, due 01/01/38	1,155	0.0
1,571	6.500%, due 01/01/38	1,780	0.0
67,606	6.500%, due 01/01/38	78,568	0.0
675,491	6.500%, due 02/01/38	802,054	0.0
174,063	6.500%, due 03/01/38	197,163	0.0
201,671	6.500%, due 04/01/38	228,435	0.0
18,888	6.500%, due 05/01/38	21,836	0.0
1,722	6.500%, due 06/01/38	1,951	0.0
77,236	6.500%, due 08/01/38	87,502	0.0
719,883	6.500%, due 08/01/38	856,602	0.0
303,965	6.500%, due 08/01/38	348,697	0.0
38,862	6.500%, due 09/01/38	44,028	0.0
15,038	6.500%, due 09/01/38	17,037	0.0
114,615	6.500%, due 09/01/38	129,803	0.0
864,371	6.500%, due 10/01/38	979,082	0.0
71,372	6.500%, due 10/01/38	80,843	0.0
13,550	6.500%, due 10/01/38	15,347	0.0
103,252	6.500%, due 10/01/38	116,978	0.0
200,393	6.500%, due 11/01/38	233,144	0.0
5,383	6.500%, due 01/01/39	6,266	0.0
152,380	6.500%, due 01/01/39	181,468	0.0
92,387	6.500%, due 03/01/39	105,688	0.0
16,473	6.500%, due 08/01/39	18,845	0.0
5,922	6.500%, due 09/01/39	6,709	0.0
805,000	6.625%, due 11/15/30	1,145,953	0.0
3,430,000	7.125%, due 01/15/30	5,022,892	0.1
1,560,000	7.250%, due 05/15/30	2,332,166	0.1
		781,067,301	19.1

	Government National Mortgage Association: 5.8%
15,138,164	1.625%, due 02/20/41	15,725,610	0.4
58,574,000	3.500%, due 07/20/42	60,527,989	1.5
5,927,511	3.500%, due 01/20/43	6,139,530	0.2
31,300,000	4.000%, due 06/20/41	33,173,105	0.8
4,508,242	4.000%, due 08/20/42	4,789,077	0.1
7,180,678	4.000%, due 10/20/42	7,627,988	0.2
19,659,225	4.000%, due 08/20/44	20,883,869	0.5
1,000,000	4.397%, due 05/16/51	1,073,752	0.0
3,472,633	4.500%, due 07/20/40	3,786,502	0.1
3,489,134	4.500%, due 02/20/41	3,805,032	0.1
4,140,561	4.500%, due 05/20/41	4,511,945	0.1
4,697,880	4.500%, due 06/20/41	5,117,931	0.1
8,514,588	4.500%, due 07/20/41	9,273,503	0.2
3,385,003	4.500%, due 09/20/41	3,684,806	0.1
7,944,195	4.500%, due 10/20/41	8,646,851	0.2
7,475,092	4.500%, due 12/20/41	8,138,261	0.2
40,138	5.000%, due 10/15/37	44,376	0.0
4,885	5.000%, due 04/15/38	5,378	0.0
204,046	5.000%, due 03/15/39	225,441	0.0
328,458	5.000%, due 08/15/39	363,180	0.0
3,025,052	5.000%, due 09/15/39	3,344,204	0.1
3,629,419	5.000%, due 09/15/39	4,013,122	0.1
2,389,866	5.000%, due 02/15/40	2,642,566	0.1
2,722,817	5.000%, due 04/15/40	3,014,711	0.1
4,081,608	5.000%, due 06/15/40	4,510,870	0.1
295,913	5.000%, due 07/15/40	327,225	0.0
2,136,800	5.000%, due 04/15/42	2,352,945	0.1
2,477,428	5.000%, due 04/20/42	2,751,209	0.1
116,109	5.500%, due 07/20/38	130,392	0.0
1,446,228	5.500%, due 09/20/39	1,623,583	0.0
99,549	5.500%, due 10/20/39	113,089	0.0
53,597	5.500%, due 11/20/39	60,887	0.0
2,346,918	5.500%, due 11/20/39	2,634,717	0.1
32,882	5.500%, due 12/20/40	36,932	0.0
96,864	5.500%, due 01/20/41	110,057	0.0
347,592	5.500%, due 03/20/41	394,385	0.0
1,061,511	5.500%, due 04/20/41	1,205,436	0.0
1,749,762	5.500%, due 05/20/41	1,978,979	0.1
1,630,530	5.500%, due 06/20/41	1,835,011	0.0
53,223	6.000%, due 10/15/36	60,820	0.0
139,207	6.000%, due 08/15/37	157,052	0.0
242,124	6.000%, due 11/15/37	273,166	0.0
24,351	6.000%, due 12/15/37	27,473	0.0
128,453	6.000%, due 01/15/38	144,886	0.0
110,828	6.000%, due 01/15/38	125,008	0.0
449,917	6.000%, due 02/15/38	507,481	0.0
2,856	6.000%, due 02/15/38	3,221	0.0
88,081	6.000%, due 02/15/38	99,350	0.0
5,080	6.000%, due 04/15/38	5,825	0.0
579,711	6.000%, due 05/15/38	653,875	0.0
848,092	6.000%, due 05/15/38	956,600	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
105,683		6.000%, due 07/15/38	$119,204	0.0
147,235		6.000%, due 09/15/38	166,072	0.0
204,711		6.000%, due 11/15/38	230,904	0.0
2,423,936		6.000%, due 08/20/40	2,770,752	0.1
8,471		7.000%, due 12/15/37	9,136	0.0
			236,935,271	5.8

		Other U.S. Agency Obligations: 0.7%
22,990,000		1.100%, due 11/06/18	22,760,353	0.5
1,500,000		1.875%, due 08/15/22	1,417,552	0.0
75,000		5.125%, due 08/25/16	81,353	0.0
10,000		6.150%, due 01/15/38	13,553	0.0
5,000,000		7.125%, due 05/01/30	7,119,920	0.2
			31,392,731	0.7

		Total U.S. Government Agency Obligations
		(Cost $1,282,152,391)	1,298,373,125	31.7

U.S. TREASURY OBLIGATIONS: 38.6%
		U.S. Treasury Bonds: 5.1%
45,039,000	L	2.375%, due 08/15/24	44,535,824	1.1
9,582,000		2.750%, due 11/15/42	8,770,520	0.2
2,882,000		3.125%, due 02/15/43	2,841,473	0.1
32,898,000		3.375%, due 05/15/44	33,972,317	0.8
23,645,000		3.500%, due 02/15/39	25,168,991	0.6
18,888,000		3.625%, due 08/15/43	20,422,650	0.5
14,092,000		3.625%, due 02/15/44	15,234,777	0.4
13,251,000		3.750%, due 11/15/43	14,650,637	0.3
7,845,000		3.875%, due 08/15/40	8,885,074	0.2
26,505,000		4.375%, due 05/15/40	32,420,996	0.8
2,150,000		6.000%, due 02/15/26	2,871,929	0.1
			209,775,188	5.1

		U.S. Treasury Notes: 33.5%
6,340,000		0.125%, due 12/31/14	6,341,484	0.2
15,921,000		0.250%, due 11/30/14	15,926,907	0.4
2,748,000		0.250%, due 01/31/15	2,750,039	0.1
9,397,600		0.250%, due 07/31/15	9,411,367	0.2
14,708,000		0.250%, due 09/15/15	14,728,106	0.4
25,975,000		0.250%, due 10/15/15	26,005,443	0.6
3,465,000		0.250%, due 10/31/15	3,468,992	0.1
2,142,000		0.250%, due 11/30/15	2,143,422	0.1
27,732,000		0.250%, due 12/15/15	27,744,452	0.7
893,600		0.250%, due 12/31/15	893,949	0.0
19,048,000		0.375%, due 04/15/15	19,081,486	0.5
1,368,100		0.375%, due 06/30/15	1,371,333	0.0
5,914,000		0.375%, due 08/31/15	5,929,365	0.1
9,440,000		0.375%, due 11/15/15	9,459,909	0.2
5,000,000		0.375%, due 01/15/16	5,007,615	0.1
15,697,000		0.375%, due 02/15/16	15,718,458	0.4
33,823,000		0.375%, due 03/15/16	33,842,144	0.8
6,248,000		0.500%, due 06/15/16	6,254,223	0.2
5,000,000		0.500%, due 07/31/16	5,000,685	0.1
12,990,000		0.500%, due 08/31/16	12,976,555	0.3
49,125,000		0.500%, due 09/30/16	49,042,470	1.2
51,172,000		0.625%, due 07/15/16	51,290,924	1.3
13,521,000		0.625%, due 08/15/16	13,540,808	0.3
7,054,000		0.625%, due 10/15/16	7,051,799	0.2
16,290,000		0.625%, due 11/15/16	16,270,908	0.4
9,514,500		0.625%, due 12/15/16	9,495,176	0.2
9,340,000		0.625%, due 02/15/17	9,301,687	0.2
36,269,100		0.625%, due 09/30/17	35,743,488	0.9
13,873,000		0.750%, due 01/15/17	13,867,035	0.3
6,188,000		0.750%, due 03/15/17	6,177,122	0.2
1,952,000		0.750%, due 10/31/17	1,927,905	0.1
2,285,600		0.750%, due 12/31/17	2,249,620	0.1
21,817,000		0.750%, due 02/28/18	21,407,931	0.5
2,784,000		0.875%, due 04/15/17	2,784,543	0.1
3,547,000		0.875%, due 05/15/17	3,542,981	0.1
3,885,000		0.875%, due 06/15/17	3,876,500	0.1
6,000,000		0.875%, due 08/15/17	5,972,112	0.1
1,918,000		0.875%, due 01/31/18	1,893,051	0.0
13,594,000		1.000%, due 09/15/17	13,574,357	0.3
27,497,000		1.000%, due 08/31/19	26,476,614	0.7
46,620,000		1.250%, due 10/31/15	47,167,226	1.2
29,467,000		1.250%, due 11/30/18	29,072,201	0.7
1,000		1.250%, due 10/31/19	973	0.0
3,534,000		1.250%, due 02/29/20	3,416,385	0.1
26,756,000		1.375%, due 09/30/18	26,598,193	0.7
933,000		1.375%, due 01/31/20	909,384	0.0
19,814,000		1.500%, due 12/31/18	19,721,112	0.5
11,925,000		1.500%, due 01/31/19	11,855,596	0.3
5,048,000		1.500%, due 02/28/19	5,013,689	0.1
6,540,000		1.500%, due 03/31/19	6,489,930	0.2
5,304,000		1.500%, due 05/31/19	5,250,546	0.1
4,475,000		1.625%, due 03/31/19	4,464,336	0.1
2,317,000		1.625%, due 04/30/19	2,309,034	0.1
30,000,000		1.625%, due 06/30/19	29,852,340	0.7
19,814,000		1.625%, due 07/31/19	19,697,137	0.5
12,097,000	L	1.625%, due 08/31/19	12,019,035	0.3
8,876,000		1.625%, due 08/15/22	8,432,546	0.2
79,430,000		1.750%, due 09/30/19	79,346,201	1.9
28,376,000		1.750%, due 10/31/20	27,850,590	0.7
108,163,000		1.875%, due 09/30/17	110,609,323	2.7
24,900,000		2.000%, due 11/30/20	24,773,558	0.6
12,097,000		2.000%, due 02/28/21	11,997,768	0.3
9,692,000		2.000%, due 05/31/21	9,582,965	0.2
20,498,000		2.125%, due 01/31/21	20,501,198	0.5
12,916,000		2.125%, due 06/30/21	12,862,011	0.3
20,700,000		2.125%, due 09/30/21	20,579,520	0.5
9,810,000		2.250%, due 03/31/21	9,870,165	0.2
8,794,000		2.250%, due 04/30/21	8,841,065	0.2
4,625,000		2.375%, due 03/31/16	4,764,925	0.1
87,155,000		2.375%, due 07/31/17	90,416,514	2.2
19,590,000		2.375%, due 12/31/20	19,908,337	0.5
13,230,000		2.500%, due 08/15/23	13,314,751	0.3
9,874,000		2.500%, due 05/15/24	9,884,417	0.2
18,650,000		2.625%, due 04/30/18	19,474,684	0.5
26,255,000		2.750%, due 02/15/19	27,488,775	0.7
36,569,500		2.750%, due 11/15/23	37,498,036	0.9
42,052,000		2.750%, due 02/15/24	43,060,575	1.1
9,190,000		3.500%, due 05/15/20	9,965,406	0.2
4,025,000		8.125%, due 08/15/19	5,233,756	0.1
			1,369,637,168	33.5

	Total U.S. Treasury Obligations
	(Cost $1,568,969,181)		1,579,412,356	38.6

FOREIGN GOVERNMENT BONDS: 3.4%
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,144,518	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,042,000	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,617,875	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	$3,178,881	0.1
2,000,000	European Investment Bank, 4.000%, 02/16/21	2,213,490	0.0
3,775,000	Export-Import Bank of Korea, 3.750%, 10/20/16	3,976,502	0.1
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/24	1,048,674	0.0
10,010,000	Brazil Government International Bond, 6.000%, 01/17/17	10,960,950	0.3
1,000,000	Inter-American Development Bank, 3.200%, 08/07/42	917,622	0.0
3,695,000	International Finance Corp., 2.250%, 04/11/16	3,792,311	0.1
3,700,000	Japan Finance Corp., 2.500%, 05/18/16	3,814,855	0.1
3,810,000	Korea Development Bank, 3.250%, 03/09/16	3,927,916	0.1
10,000,000	KFW, 2.625%, 01/25/22	10,185,080	0.2
3,285,000	Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,358,817	0.1
12,080,000	Mexico Government International Bond, 4.750%, 03/08/44	12,019,600	0.3
2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	2,964,146	0.1
3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,915,026	0.1
1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,091,450	0.0
2,000,000	Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,325,000	0.1
4,000,000	Peru Government International Bond, 6.550%, 03/14/37	5,060,000	0.1
155,000	Peruvian Government International Bond, 7.125%, 03/30/19	185,225	0.0
500,000	# Petroleos Mexicanos, 4.875%, 01/18/24	525,750	0.0
3,680,000	Petroleos Mexicanos, 6.000%, 03/05/20	4,204,400	0.1
4,000,000	Philippine Government International Bond, 6.375%, 01/15/32	4,985,000	0.1
3,405,000	Poland Government International Bond, 5.125%, 04/21/21	3,799,810	0.1
7,395,000	Province of British Columbia Canada, 2.100%, 05/18/16	7,578,034	0.2
13,308,000	Province of Ontario Canada, 4.400%, 04/14/20	14,770,310	0.4
7,395,000	Republic of Italy, 4.500%, 01/21/15	7,482,010	0.2
500,000	Republic of Korea, 4.125%, 06/10/44	549,750	0.0
3,140,000	South Africa Government Bond, 5.500%, 03/09/20	3,395,125	0.1
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	3,150,000	0.1

	Total Foreign Government Bonds
	(Cost $135,164,555)	137,180,127	3.4

	Total Long-Term Investments
	(Cost $4,062,239,742)	4,137,644,944	101.1

SHORT-TERM INVESTMENTS: 9.7%
	Commercial Paper: 7.6%
2,300,000	American Electric Power Inc., 0.240%, 10/14/14	2,299,785	0.1
12,500,000	American Electric, 0.240%, 10/16/14	12,498,667	0.3
18,000,000	Apache Corp., 0.270%, 10/02/14	17,999,725	0.4
20,000,000	Campbell Soup Co., 0.180%, 11/18/14	19,995,019	0.5
1,469,000	Campbell Soup Co., 0.180%, 12/22/14	1,468,398	0.0
2,500,000	Campbell Soup Co., 0.260%, 10/09/14	2,499,837	0.1
24,750,000	Concord Minutemen Capital Co., 0.200%, 01/05/15	24,733,170	0.6
1,850,000	Consolidated Edison Co., 0.230%, 10/06/14	1,849,929	0.0
25,750,000	Crown Pt Cap Co. LLC, 0.180%, 10/02/14	25,749,738	0.6
10,000,000	CVS Caremark Corp., 0.220%, 10/09/14	9,999,450	0.2
15,000,000	Dominion Res Inc., 0.230%, 10/10/14	14,999,042	0.4
16,150,000	Kroger Co., 0.230%, 10/24/14	16,147,524	0.4
13,150,000	Mondelez Intl Inc., 0.280%, 11/21/14	13,144,682	0.3
16,700,000	# Old Line Funding LLC, 0.187%, 10/02/14	16,698,831	0.4
1,530,000	Pacific Gas & Electric Disc., 0.210%, 10/01/14	1,529,991	0.0
16,250,000	Potash Corp., 21.000%, 10/31/14	16,247,061	0.4
7,400,000	# Thunder Bay Funding LLC, 0.187%, 10/16/14	7,399,926	0.2
12,000,000	Thunder Bay Funding LLC, 0.200%, 10/10/14	11,999,331	0.3
20,000,000	Time Warner Cable Inc., 0.300%, 11/14/14	19,992,499	0.5
35,000,000	United Healthcare Corp., 0.230%, 10/07/14	34,998,435	0.8
15,000,000	Vodafone, 0.410%, 04/08/15	14,967,600	0.4
5,000,000	Vodafone, 0.480%, 06/29/15	4,981,850	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
3,000,000		VW CR Inc., 0.240%, 10/22/14	$2,999,560	0.1
15,000,000		VW CR Inc., 0.290%, 10/21/14	14,997,463	0.4
3,900,000		VW CR Inc., 0.290%, 10/27/14	3,899,152	0.1
			314,096,665	7.6

		Securities Lending Collateralcc(1): 1.2%
11,472,588		Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $11,472,588, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $11,711,477, due 11/17/14-11/15/42)	11,472,588	0.3
11,472,588		Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $11,472,591, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $11,702,040, due 10/23/14-03/01/48)	11,472,588	0.3
3,299,184		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $3,299,186, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $3,365,168, due 12/31/15-06/30/18)	3,299,184	0.1
11,472,588		Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $11,472,588, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $11,702,040, due 10/02/14-10/01/44)	11,472,588	0.3
10,588,606		State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $10,588,621, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $10,799,678, due 04/15/16-01/15/29)	10,588,606	0.2
			48,305,554	1.2

		Certificates of Deposit: 0.6%
25,000,000	#	Barton Capital LLC, 0.184%, 10/17/14
		(Cost $25,000,000)	24,999,410	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,852,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $11,852,000)	11,852,000	0.3

	Total Short-Term Investments
	(Cost $399,248,035)	399,253,629	9.7

	Total Investments in Securities (Cost $4,461,487,777)	$4,536,898,573	110.8
	Liabilities in Excess of Other Assets	(441,238,105)	(10.8)
	Net Assets	$4,095,660,468	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $4,464,649,705.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$92,151,947
Gross Unrealized Depreciation	(19,903,079)

Net Unrealized Appreciation	$72,248,868

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$995,429,821	$–	$995,429,821
Collateralized Mortgage Obligations	–	63,839,168	–	63,839,168
Municipal Bonds	–	36,704,892	–	36,704,892
Short-Term Investments	11,852,000	387,401,629	–	399,253,629
U.S. Treasury Obligations	–	1,579,412,356	–	1,579,412,356
Certificates of Deposit	–	6,104,880	–	6,104,880
U.S. Government Agency Obligations	–	1,298,373,125	–	1,298,373,125
Asset-Backed Securities	–	20,600,575	–	20,600,575
Foreign Government Bonds	–	137,180,127	–	137,180,127
Total Investments, at fair value	$11,852,000	$4,525,046,573	$–	$4,536,898,573
Other Financial Instruments+
Centrally Cleared Swaps	–	137,815	–	137,815
Total Assets	$11,852,000	$4,525,184,388	$–	$4,537,036,388
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,550)	$–	$(1,550)
Total Liabilities	$–	$(1,550)	$–	$(1,550)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2014

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20	Sell	1.000	06/20/18	USD	15,000,000	$276,767	$90,335
CDX.NA.IG.21	Sell	1.000	12/20/18	USD	20,000,000	355,751	47,480
CDX.NA.IG.22	Sell	1.000	06/20/19	USD	60,000,000	963,871	(1,550)
						$1,596,389	$136,265

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Credit contracts	Credit default swaps*	$137,815
Total Asset Derivatives		$137,815

Liabilities Derivatives	Instrument Type	Fair Value

Credit contracts	Credit default swaps*	$1,550
Total Asset Derivatives		$1,550

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014